UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-5954
The Charles Schwab Family of Funds
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)     (Zip code)
Marie Chandoha
The Charles Schwab Family of Funds
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2013

Item 1: Report(s) to Shareholders.

Semiannual report dated June 30, 2013, enclosed.

Schwab Retirement Advantage Money Fund ®
Schwab Investor Money Fund ®

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This wrapper is not part of the shareholder report.

Schwab Retirement Advantage Money Fund ®
Schwab Investor Money Fund ®

Semiannual Report
June 30, 2013

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

For the six months ended June 30, 2013, yields on money market securities generally declined from already low levels.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund. These funds are part of our core solutions for investing in money market securities, and each fund is designed to offer stability of capital, liquidity, and income.

For the six months ended June 30, 2013, yields on money market securities generally declined from already low levels. The backdrop for these declines included efforts by the Federal Reserve to stimulate the U.S. economy by attempting to hold down short- and long-term interest rates. These policies supported the housing market in particular, paving the way for the Fed to announce plans to potentially begin reducing some of its stimulative policies. Meanwhile, the euro zone’s sovereign debt crisis became less of a concern.

In other industry matters, the SEC proposed rules in June that could fundamentally change the way that money market funds operate. At this time, despite the issuance of proposed rules, the adoption and implementation of money market regulatory reform remains vague and is subject to a lengthy rule-making and implementation process. The SEC continues to evaluate money market fund rules and may propose additional changes.

For more information about the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund, please continue reading this report. In addition, you can find answers to frequently asked questions and further details about these products by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

2 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Fund Management

Linda Klingman, Managing Director and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman worked for AIM Management, Inc. for five years, most recently as a senior money market trader. She has managed money market funds since 1988.

Mike Neitzke, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2001, Mr. Neitzke spent 10 years as a principal at Wells Capital Management, where he managed taxable money market funds, including SEC-registered and ERISA-qualified funds. Prior to that, he was a portfolio manager with Union Capital Advisors in Los Angeles. He has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund 3

Schwab Retirement Advantage Money Fund

The Schwab Retirement Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the report period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Conditions in the euro zone appeared to stabilize during the six months, while in the U.S., the Fed kept short-term interest rates near zero percent and tried to hold down long-term interest rates. The Fed’s efforts to stimulate economic growth seemed to help, with the housing market and other areas of the economy showing signs of improvement. As a result, the Fed announced that it may potentially begin winding down some of its stimulative policies at some point in the future.

In this environment, the supply of money market securities that the fund typically buys generally declined. Regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. In addition, unexpectedly strong cash inflows from taxes helped to reduce the government’s need to issue U.S. Treasury bills during the second quarter. These factors, combined with strong demand, led to lower yields for many types of taxable money market securities.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured robust liquidity as the market backdrop evolved. In light of the generally stable conditions in the euro zone and support from the European Central Bank for the region’s banking system, the fund continued to selectively invest in securities from euro zone countries such as France and Germany. The investment adviser also added securities from countries such as Australia, Canada, Japan, and Sweden that passed a rigorous screening process and offered attractive yields. Reflecting these strategies, the fund’s weighted average maturity extended from 42 days at the start of the period, to 55 days by the end of the period.

As of 6/30/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	32.1%
8-30 Days	20.1%
31-60 Days	15.2%
61-90 Days	11.4%
91-180 Days	15.5%
More than 180 Days	5.7%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	55 Days
Credit Quality Of Holdings[3] % of portfolio	99.995% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	11.6%
Financial Company	11.5%
Other	1.6%
Certificate Of Deposit	40.9%
Government Agency Debt	3.0%
Other Instrument	2.2%
Variable Rate Demand Note	1.5%
Other Note	3.6%
Repurchase Agreement
Government Agency	10.1%
Treasury	8.1%
Other	5.9%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Retirement Advantage Money Fund

Performance and Fund Facts as of 6/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Retirement Advantage Money Fund

Ticker Symbol	SWIXX
Minimum Initial Investment[1]	$25,000

Seven-Day Yield[2]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[3]	-0.14%

Seven-Day Effective Yield[2]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[3]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.21% to the seven-day yield.

Schwab Retirement Advantage Money Fund 5

Schwab Investor Money Fund

The Schwab Investor Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the report period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Conditions in the euro zone appeared to stabilize during the six months, while in the U.S., the Fed kept short-term interest rates near zero percent and tried to hold down long-term interest rates. The Fed’s efforts to stimulate economic growth seemed to help, with the housing market and other areas of the economy showing signs of improvement. As a result, the Fed announced that it may potentially begin winding down some of its stimulative policies at some point in the future.

In this environment, the supply of money market securities that the fund typically buys generally declined. Regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. In addition, unexpectedly strong cash inflows from taxes helped to reduce the government’s need to issue U.S. Treasury bills during the second quarter. These factors, combined with strong demand, led to lower yields for many types of taxable money market securities.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured robust liquidity as the market backdrop evolved. In light of the generally stable conditions in the euro zone and support from the European Central Bank for the region’s banking system, the fund continued to selectively invest in securities from euro zone countries such as France and Germany. The investment adviser also added securities from countries such as Australia, Canada, Japan, and Sweden that passed a rigorous screening process and offered attractive yields. Reflecting these strategies, the fund’s weighted average maturity extended from 42 days at the start of the period, to 54 days by the end of the period.

As of 6/30/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	31.8%
8-30 Days	20.9%
31-60 Days	13.4%
61-90 Days	11.4%
91-180 Days	18.5%
More than 180 Days	4.0%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	54 Days
Credit Quality Of Holdings[3] % of portfolio	99.99% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	12.6%
Financial Company	11.1%
Other	1.6%
Certificate Of Deposit	43.3%
Government Agency Debt	3.0%
Other Instrument	2.4%
Variable Rate Demand Note	0.5%
Other Note	4.0%
Repurchase Agreement
Government Agency	10.3%
Treasury	6.5%
Other	4.7%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

6 Schwab Investor Money Fund

Performance and Fund Facts as of 6/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Investor Money Fund

Ticker Symbol	SWRXX
Minimum Initial Investment[1]	$1 Retirement Plan Participants $2,500 Other Investors

Seven-Day Yield[2]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[3]	-0.03%

Seven-Day Effective Yield[2]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[3]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.36% to the seven-day yield.

Schwab Investor Money Fund 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2013 and held through June 30, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/13	at 6/30/13	1/1/13–6/30/13

Schwab Retirement Advantage Money Fund®
Actual Return	0.26%	$1,000.00	$1,000.10	$1.29
Hypothetical 5% Return	0.26%	$1,000.00	$1,023.51	$1.30

Schwab Investor Money Fund®
Actual Return	0.27%	$1,000.00	$1,000.10	$1.34
Hypothetical 5% Return	0.27%	$1,000.00	$1,023.46	$1.35

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

8 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Schwab Retirement Advantage Money Fund®

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.03
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1,2]	(0.00)[1]		—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.03)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[3]	0.01		0.01		0.01		0.20		2.56

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.26	[4,5]	0.27	[4]	0.25	[4]	0.34	[4]	0.44	[4,6]	0.48 [6]
Gross operating expenses	0.61	[5]	0.61		0.60		0.60		0.62		0.60
Net investment income (loss)	0.01	[5]	0.01		0.01		0.01		0.20		2.52
Net assets, end of period ($ x 1,000,000)	761		806		846		873		954		984

* Unaudited.
1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Not annualized.
4 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
5 Annualized.
6 The ratio of net operating expenses would have been 0.41% for 2009 and 0.47% for 2008, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 9

 Schwab Retirement Advantage Money Fund

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

62.2%	Fixed-Rate Obligations	473,692,950	473,692,950
14.4%	Variable-Rate Obligations	109,506,930	109,506,930
24.3%	Repurchase Agreements	184,836,473	184,836,473

100.9%	Total Investments	768,036,353	768,036,353
(0.9%)	Other Assets and Liabilities, Net		(6,588,788)

100.0%	Net Assets		761,447,565

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 62.2% of net assets

Asset Backed Commercial Paper 11.7%
CAFCO, LLC	a,b,c	0.30%		08/05/13	2,000,000	1,999,417
	a,b,c	0.46%		09/04/13	4,000,000	3,996,678

Cancara Asset Securitisation, LLC	a,b,c	0.24%		07/08/13	3,000,000	2,999,860
	a,b,c	0.22%		07/29/13	1,000,000	999,829
	a,b,c	0.22%		08/07/13	2,000,000	1,999,548
	a,b,c	0.21%		09/20/13	1,000,000	999,528
	a,b,c	0.21%		10/01/13	1,000,000	999,463
	a,b,c	0.21%		10/07/13	1,000,000	999,428

Chariot Funding, LLC	a,b,c	0.30%		07/08/13	1,000,000	999,942
	a,b,c	0.27%		08/28/13	2,000,000	1,999,130
	a,b,c	0.26%		10/07/13	4,000,000	3,997,169
	a,b,c	0.25%		10/30/13	3,285,000	3,282,240

Ciesco, LLC	a,b,c	0.50%		08/05/13	3,000,000	2,998,542

Collateralized Commercial Paper Co, LLC	a,b	0.32%		12/09/13	2,000,000	1,997,138
	a,b	0.32%		12/20/13	5,000,000	4,992,355

Collateralized Commercial Paper II Co, LLC	b,c	0.32%		12/02/13	3,000,000	2,995,893

CRC Funding, LLC	a,b,c	0.50%		08/05/13	5,000,000	4,997,569

Crown Point Capital Co, LLC	a,b,c	0.28%		07/19/13	6,000,000	5,999,160

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.20%		07/22/13	1,000,000	999,886
	a,b,c	0.22%		08/13/13	1,000,000	999,737

Market Street Funding Corp	a,b,c	0.19%		07/15/13	3,000,000	2,999,778
	a,b,c	0.18%		09/13/13	4,500,000	4,498,335

MetLife Short Term Funding, LLC	a,b,c	0.17%		09/23/13	4,000,000	3,998,413

10 See financial notes

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Nieuw Amsterdam Receivables Corp	a,b,c	0.17%		07/26/13	8,000,000	7,999,056

Ridgefield Funding Co, LLC	a,b,c	0.35%		07/26/13	4,000,000	3,999,028

Royal Park Investments Funding Corp	a,b,c	0.25%		07/12/13	3,000,000	2,999,771

Sheffield Receivables Corp	a,b,c	0.21%		07/12/13	4,000,000	3,999,743
	a,b,c	0.20%		09/05/13	2,000,000	1,999,267
	a,b,c	0.21%		09/06/13	2,000,000	1,999,218

Victory Receivables Corp	a,b,c	0.20%		07/19/13	3,000,000	2,999,700

						88,744,821

Financial Company Commercial Paper 9.1%
Barclays US Funding Corp	a	0.21%		09/24/13	3,000,000	2,998,512

Commonwealth Bank of Australia	c	0.17%		09/16/13	11,000,000	10,996,000

General Electric Capital Corp		0.25%		08/19/13	5,000,000	4,998,298
		0.24%		09/03/13	5,000,000	4,997,867
		0.27%		09/09/13	1,000,000	999,475
		0.23%		10/28/13	2,000,000	1,998,479
		0.23%		10/29/13	9,000,000	8,993,100
		0.23%		10/30/13	5,000,000	4,996,135

ING (U.S.) Funding, LLC	a	0.26%		08/27/13	3,000,000	2,998,765
	a	0.25%		09/05/13	1,000,000	999,542

JP Morgan Chase & Co		0.32%		10/08/13	1,000,000	999,120
		0.34%		03/10/14	4,000,000	3,990,480

National Australia Funding (Delaware), Inc	a	0.18%		09/11/13	1,000,000	999,640

Nationwide Building Society		0.26%		10/04/13	1,000,000	999,314

NRW.BANK		0.11%		07/01/13	1,000,000	1,000,000
		0.11%		07/03/13	10,000,000	9,999,942

RBS Holdings USA, Inc	a,c	0.30%		08/07/13	2,000,000	1,999,383

State Street Corp		0.17%		10/01/13	3,000,000	2,998,697

Swedbank AB		0.28%		12/02/13	1,000,000	998,802

						68,961,551

Other Commercial Paper 1.6%
Toyota Motor Credit Corp	a	0.18%		09/24/13	4,000,000	3,998,300
	a	0.25%		02/14/14	1,000,000	998,417
	a	0.26%		02/14/14	7,000,000	6,988,473

						11,985,190

Certificate of Deposit 35.7%
Abbey National Treasury Services PLC	a	0.20%		07/25/13	3,000,000	3,000,000
	a	0.32%		08/12/13	3,000,000	3,000,000

Bank of Montreal		0.09%		07/02/13	8,000,000	8,000,000
		0.18%		09/09/13	10,000,000	10,000,000

Bank of Nova Scotia		0.20%		08/19/13	4,000,000	4,000,000

Bank of the West		0.28%		09/12/13	4,000,000	4,000,000

See financial notes 11

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Bank of Tokyo Mitsubishi UFJ, Ltd		0.33%		07/09/13	3,000,000	3,000,000
		0.33%		07/16/13	1,000,000	1,000,000
		0.40%		10/15/13	6,000,000	6,000,000
		0.40%		10/17/13	1,000,000	1,000,000
		0.40%		10/18/13	1,000,000	1,000,000
		0.33%		01/02/14	6,000,000	6,000,000

Barclays Bank PLC		0.42%		07/16/13	1,000,000	1,000,000
		0.32%		11/15/13	3,000,000	3,000,000
		0.31%		11/20/13	1,000,000	1,000,000
		0.31%		12/23/13	2,000,000	2,000,000

BNP Paribas		0.44%		09/05/13	3,000,000	3,000,000
		0.40%		09/16/13	3,000,000	3,000,000
		0.41%		10/15/13	1,000,000	1,000,000
		0.39%		12/13/13	1,000,000	1,000,000

Branch Banking & Trust Co		0.19%		09/05/13	1,000,000	1,000,000
		0.19%		09/24/13	3,000,000	3,000,000

Chase Bank USA, NA		0.32%		02/24/14	11,000,000	11,000,000
		0.32%		03/10/14	3,000,000	3,000,000

Citibank, NA		0.28%		07/08/13	2,000,000	2,000,000
		0.43%		09/13/13	4,000,000	4,000,000
		0.40%		12/05/13	2,000,000	2,000,000
		0.40%		12/16/13	1,000,000	1,000,000
		0.40%		12/20/13	3,000,000	3,000,000

Credit Agricole Corporate & Investment Bank		0.30%		08/08/13	2,000,000	2,000,000
		0.30%		08/09/13	1,000,000	1,000,000

Credit Agricole SA		0.31%		08/20/13	5,000,000	5,000,000

Credit Suisse AG		0.29%		10/01/13	1,000,000	1,000,000
		0.29%		10/16/13	8,000,000	8,000,000
		0.29%		10/23/13	2,000,000	2,000,000

Deutsche Bank AG		0.46%		07/09/13	5,000,000	5,000,000
		0.44%		08/29/13	5,000,000	5,000,000
		0.38%		10/23/13	3,000,000	3,000,000
		0.73%		01/17/14	7,000,000	7,000,000

DNB Bank ASA		0.07%		07/05/13	11,000,000	11,000,000

ING Bank NV		0.47%		07/17/13	5,000,000	5,000,000
		0.40%		08/02/13	1,000,000	1,000,000
		0.28%		09/06/13	5,000,000	5,000,000
		0.31%		11/14/13	4,000,000	4,000,000

JPMorgan Chase Bank, NA		0.20%		07/29/13	6,000,000	6,000,000
		0.20%		08/02/13	2,000,000	2,000,000
		0.32%		03/10/14	5,000,000	5,000,000

Mitsubishi UFJ Trust & Banking Corp		0.31%		07/08/13	3,000,000	3,000,000
		0.33%		07/10/13	4,000,000	4,000,000

Mizuho Corporate Bank Ltd		0.24%		07/01/13	2,000,000	2,000,000
		0.23%		07/11/13	2,000,000	2,000,000
		0.23%		09/03/13	2,000,000	2,000,000
		0.22%		09/10/13	3,000,000	3,000,000
		0.22%		09/16/13	2,000,000	2,000,000

Natixis SA		0.30%		08/22/13	7,000,000	7,000,000

12 See financial notes

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Skandinaviska Enskilda Banken AB		0.34%		07/10/13	1,000,000	1,000,000
		0.29%		12/13/13	3,000,000	3,000,000

Societe Generale		0.68%		07/01/13	4,000,000	4,000,000
		0.33%		08/01/13	3,000,000	3,000,000

Sumitomo Mitsui Banking Corp		0.23%		08/01/13	2,000,000	2,000,000
		0.23%		08/06/13	3,000,000	3,000,000
		0.23%		08/19/13	7,000,000	7,000,000
		0.23%		09/04/13	1,000,000	1,000,000
		0.36%		10/22/13	6,000,000	6,000,000
		0.30%		12/16/13	5,000,000	5,000,000

Sumitomo Mitsui Trust Bank Ltd		0.24%		07/22/13	7,000,000	7,000,000
		0.24%		07/23/13	3,000,000	3,000,000
		0.24%		08/05/13	3,000,000	3,000,000
		0.22%		09/18/13	1,000,000	1,000,000

Toronto-Dominion Bank		0.13%		07/12/13	1,000,000	1,000,000
		0.20%		10/25/13	4,000,000	4,000,000
		0.23%		11/06/13	14,000,000	14,000,000

UBS AG		0.80%		09/13/13	2,000,000	2,002,419

Wells Fargo Bank, NA		0.18%		08/14/13	4,000,000	4,000,000

						272,002,419

Government Agency Debt 1.0%
Federal Home Loan Bank		0.08%		08/28/13	8,000,000	7,998,969

Other Instrument 2.2%
Bank of Nova Scotia		0.01%		07/01/13	15,000,000	15,000,000

Citibank, NA		0.13%		07/05/13	2,000,000	2,000,000

						17,000,000

Other Note 0.9%
Bank of America, NA		0.29%		08/07/13	7,000,000	7,000,000

Total Fixed-Rate Obligations
(Cost $473,692,950)						473,692,950

Variable-Rate Obligations 14.4% of net assets

Financial Company Commercial Paper 2.6%
JP Morgan Chase & Co		0.36%	07/22/13	01/22/14	6,000,000	6,000,000

Westpac Banking Corp	c	0.28%	07/29/13	05/28/14	10,000,000	10,000,000
	c	0.30%	07/19/13	06/19/14	4,000,000	4,000,000

						20,000,000

Certificate of Deposit 5.5%
National Australia Bank Ltd		0.21%	07/18/13	02/18/14	6,000,000	6,000,000

Rabobank Nederland		0.27%	07/05/13	03/04/14	10,000,000	10,000,000

Royal Bank of Canada		0.31%	07/24/13	06/24/14	10,000,000	10,000,000

Swedbank AB		0.27%	07/22/13	12/20/13	1,000,000	1,000,000

See financial notes 13

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Wells Fargo Bank, NA		0.13%	07/01/13	09/06/13	3,000,000	3,000,000
		0.24%	07/22/13	05/20/14	7,000,000	7,000,000

Westpac Banking Corp		0.44%		07/11/13	2,000,000	2,000,000
		0.43%		07/18/13	3,000,000	3,000,000

						42,000,000

Government Agency Debt 2.0%
Freddie Mac		0.23%	07/10/13	05/09/14	15,000,000	15,000,000

Variable Rate Demand Note 1.5%
New York City IDA
IDRB (Allway Tools) Series 1997	a	0.44%		07/05/13	80,000	80,000

Palm Springs, CA
COP (Downtown Parking) Series 2002A	a	0.32%		07/05/13	7,390,000	7,390,000

Texas
TRAN Series 2012	a,c	0.07%		07/01/13	4,000,000	4,000,000

						11,470,000

Other Note 2.8%
Canadian Imperial Bank of Commerce		0.24%	07/10/13	03/10/14	6,000,000	6,000,000

JPMorgan Chase Bank, NA		0.39%	07/22/13	07/21/14	10,000,000	10,000,000

Royal Bank of Canada		0.33%	07/05/13	07/03/14	5,000,000	5,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	36,930	36,930

						21,036,930

Total Variable-Rate Obligations
(Cost $109,506,930)						109,506,930

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 24.3% of net assets

Government Agency Repurchase Agreement 10.2%
BNP Paribas Securities Corp
Issued 06/11/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $5,250,001, 2.76%, due 05/25/20)		0.07%		07/01/13	5,000,194	5,000,000

Credit Suisse Securities (USA), LLC
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $12,073,903, 4.50%, due 07/20/41)		0.12%		07/01/13	11,836,591	11,836,473
Issued 06/26/13, repurchase date 07/03/13 (Collateralized by U.S. Government Agency Securities valued at $5,101,086, 5.00%, due 12/01/39)		0.05%		07/03/13	5,000,049	5,000,000

Deutsche Bank Securities, Inc
Issued 06/13/13, repurchase date 09/11/13 (Collateralized by U.S. Government Agency Securities valued at $3,120,000, 0.75%, due 05/15/41)		0.10%		07/05/13	3,000,183	3,000,000

14 See financial notes

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 06/13/13, repurchase date 09/11/13 (Collateralized by U.S. Government Agency Securities valued at $3,120,000, 3.00%, due 02/25/43)		0.11%		07/05/13	3,000,202	3,000,000
Issued 06/06/13, repurchase date 09/05/13 (Collateralized by U.S. Government Agency Securities valued at $15,513,178, 3.50% - 4.00%, due 02/20/26 - 03/01/43)		0.12%		07/05/13	15,001,450	15,000,000
Issued 06/07/13, repurchase date 09/06/13 (Collateralized by U.S. Government Agency Securities valued at $6,240,001, 3.00%, due 02/25/43)		0.12%		07/05/13	6,000,560	6,000,000

Goldman Sachs & Co
Issued 06/24/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $6,120,000, 2.50% - 9.00%, due 12/01/14 - 05/01/43)		0.07%		07/01/13	6,000,082	6,000,000
Issued 06/27/13, repurchase date 07/05/13 (Collateralized by U.S. Government Agency Securities valued at $20,400,000, 2.75% - 9.00%, due 09/01/16 - 09/01/42)		0.06%		07/05/13	20,000,267	20,000,000
Issued 06/28/13, repurchase date 07/05/13 (Collateralized by U.S. Government Agency Securities valued at $2,040,091, 2.14% - 12.00%, due 10/01/13 - 02/01/43)		0.07%		07/05/13	2,000,027	2,000,000

Morgan Stanley & Co, LLC
Issued 06/26/13, repurchase date 07/03/13 (Collateralized by U.S. Government Agency Securities valued at $1,031,650, 2.50%, due 09/01/27)		0.05%		07/03/13	1,000,010	1,000,000

						77,836,473

Treasury Repurchase Agreement 8.2%
Barclays Capital, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Treasury Securities valued at $51,000,075, 0.13%, due 09/30/13)		0.05%		07/01/13	50,000,208	50,000,000

BNP Paribas Securities Corp
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Treasury Securities valued at $12,240,074, 2.63%, due 07/15/17)		0.10%		07/01/13	12,000,100	12,000,000

						62,000,000

Other Repurchase Agreement* 5.9%
BNP Paribas Securities Corp
Issued 06/03/13, repurchase date 07/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,050,001, 1.25% - 5.95%, due 10/15/13 - 05/27/40)		0.27%		07/01/13	1,000,210	1,000,000
Issued 06/07/13, repurchase date 07/08/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,154,461, 1.05% - 6.25%, due 10/25/13 - 01/21/42)		0.27%		07/05/13	3,000,630	3,000,000
Issued 06/21/13, repurchase date 07/22/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,001, 0.00% - 8.38%, due 07/15/14 - 08/02/21)		0.40%		07/05/13	3,000,467	3,000,000

Credit Suisse Securities (USA), LLC
Issued 03/22/13, repurchase date 07/03/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,301,245, 0.41% - 5.38%, due 04/25/28 - 01/25/37)		0.71%		07/03/13	2,004,063	2,000,000

See financial notes 15

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 05/08/13, repurchase date 08/21/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $8,051,179, 0.40% - 5.78%, due 01/27/25 - 02/25/37)	d	0.68%		08/21/13	7,013,883	7,000,000
Issued 05/15/13, repurchase date 08/26/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,151,647, 0.44% - 1.83%, due 12/25/35 - 04/25/46)	d	0.68%		08/26/13	1,001,946	1,000,000
Issued 05/22/13, repurchase date 08/26/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,761,326, 0.30% - 8.40%, due 12/02/30 - 02/25/47)	d	0.68%		08/26/13	5,009,067	5,000,000

Deutsche Bank Securities, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,250,002)		0.23%		07/01/13	5,000,096	5,000,000

Goldman Sachs & Co
Issued 04/25/13, repurchase date 08/08/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,050,029)	d	0.60%		08/08/13	1,001,750	1,000,000
Issued 06/28/13, repurchase date 10/11/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,300,005)	d	0.56%		10/11/13	6,009,800	6,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 05/07/13, repurchase date 08/20/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $11,972,921, 2.63% - 7.08%, due 06/01/16 - 06/15/42)	d	0.68%		08/20/13	11,021,817	11,000,000

						45,000,000

Total Repurchase Agreements
(Cost $184,836,473)						184,836,473

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $768,036,353.

a	Credit-enhanced security or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $112,750,711 or 14.8% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $31,036,930 or 4.1% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
COP —	Certificate of participation
ETF —	Exchange traded fund
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
TRAN —	Tax and revenue anticipation note

16 See financial notes

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

At June 30, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

See financial notes 17

 Schwab Retirement Advantage Money Fund

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments, at cost and value		$583,199,880
Repurchase agreements, at cost and value	+	184,836,473

Total investments, at cost and value (Note 2a)		768,036,353
Receivables:
Interest		281,260
Fund shares sold	+	3,951

Total assets		768,321,564

Liabilities

Payables:
Shareholder services fees		12,790
Trustees’ fees		34
Fund shares redeemed		6,833,702
Distributions to shareholders		2,727
Accrued expenses	+	24,746

Total liabilities		6,873,999

Net Assets

Total assets		768,321,564
Total liabilities	−	6,873,999

Net assets		$761,447,565

Net Assets by Source
Capital received from investors		761,423,473
Net investment income not yet distributed		24,082
Net realized capital gains		10

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$761,447,565		761,446,175		$1.00

18 See financial notes

 Schwab Retirement Advantage Money Fund

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Interest		$1,039,728

Expenses

Investment adviser and administrator fees		1,338,047
Shareholder service fees		841,058
Portfolio accounting fees		43,854
Registration fees		24,038
Custodian fees		19,340
Trustees’ fees		14,417
Professional fees		13,707
Transfer agent fees		9,525
Shareholder reports		2,677
Other expenses	+	8,710

Total expenses		2,315,373
Expense reduction by CSIM and its affiliates	−	1,313,876

Net expenses	−	1,001,497

Net investment income		38,231

Realized Gains (Losses)

Net realized gains on investments		10

Increase in net assets resulting from operations		$38,241

See financial notes 19

 Schwab Retirement Advantage Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$38,231	$80,652
Net realized gains	+	10	1,185

Increase in net assets from operations		38,241	81,837

Distributions to Shareholders

Distributions from net investment income		(38,231)	(80,652)

Transactions in Fund Shares*

Shares sold		392,090,129	671,533,928
Shares reinvested		35,410	80,553
Shares redeemed	+	(436,842,423)	(711,221,000)

Net transactions in fund shares		(44,716,884)	(39,606,519)

Net Assets

Beginning of period		806,164,439	845,769,773
Total decrease	+	(44,716,874)	(39,605,334)

End of period		$761,447,565	$806,164,439

Net investment income not yet distributed		$24,082	$24,082

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

20 See financial notes

Schwab Investor Money Fund®

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1,2]	(0.00)[1]		—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[3]	0.01		0.01		0.01		0.16		2.41

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.27	[4,5]	0.27	[5]	0.25	[5]	0.34	[5]	0.51	[5,6]	0.60
Gross operating expenses	0.64	[4]	0.63		0.62		0.62		0.64		0.62
Net investment income (loss)	0.01	[4]	0.01		0.01		0.01		0.17		2.37
Net assets, end of period ($ x 1,000,000)	1,162		1,205		1,333		1,495		1,832		2,360

* Unaudited.
1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Not annualized.
4 Annualized.
5 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6 The ratio of net operating expenses would have been 0.48% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 21

 Schwab Investor Money Fund

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

63.3%	Fixed-Rate Obligations	735,825,868	735,825,868
14.9%	Variable-Rate Obligations	173,383,071	173,383,071
21.4%	Repurchase Agreements	248,809,795	248,809,795

99.6%	Total Investments	1,158,018,734	1,158,018,734
0.4%	Other Assets and Liabilities, Net		4,082,869

100.0%	Net Assets		1,162,101,603

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 63.3% of net assets

Asset Backed Commercial Paper 12.5%
CAFCO, LLC	a,b,c	0.30%		08/05/13	1,000,000	999,708
	a,b,c	0.46%		09/04/13	9,000,000	8,992,525

Cancara Asset Securitisation, LLC	a,b,c	0.22%		07/30/13	4,000,000	3,999,291
	a,b,c	0.22%		08/05/13	4,000,000	3,999,145
	a,b,c	0.22%		08/07/13	3,000,000	2,999,322
	a,b,c	0.21%		10/01/13	1,000,000	999,463
	a,b,c	0.21%		10/10/13	2,000,000	1,998,822

Chariot Funding, LLC	a,b,c	0.30%		07/11/13	5,000,000	4,999,583
	a,b,c	0.27%		08/28/13	4,000,000	3,998,260
	a,b,c	0.25%		10/30/13	1,000,000	999,160

Charta, LLC	a,b,c	0.42%		12/19/13	7,000,000	6,986,035

Ciesco, LLC	a,b,c	0.50%		08/05/13	2,000,000	1,999,028
	a,b,c	0.46%		09/04/13	3,000,000	2,997,508

Collateralized Commercial Paper II Co, LLC	b,c	0.32%		12/02/13	8,000,000	7,989,049
	b,c	0.32%		12/03/13	15,000,000	14,979,333

CRC Funding, LLC	a,b,c	0.50%		08/05/13	8,000,000	7,996,111

Crown Point Capital Co, LLC	a,b,c	0.28%		07/19/13	2,000,000	1,999,720
	a,b,c	0.18%		07/26/13	6,000,000	5,999,250

Gotham Funding Corp	a,b,c	0.19%		07/09/13	3,000,000	2,999,873

Govco, LLC	a,b,c	0.40%		12/12/13	9,000,000	8,983,600

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.22%		08/13/13	1,000,000	999,737

Market Street Funding Corp	a,b,c	0.19%		07/12/13	1,000,000	999,942
	a,b,c	0.19%		07/18/13	4,000,000	3,999,641

22 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.17%		09/13/13	6,000,000	5,997,903

MetLife Short Term Funding, LLC	a,b,c	0.17%		09/23/13	3,000,000	2,998,810

Nieuw Amsterdam Receivables Corp	a,b,c	0.20%		09/06/13	5,000,000	4,998,139

Ridgefield Funding Co, LLC	a,b,c	0.35%		07/26/13	4,000,000	3,999,028
	a,b,c	0.35%		08/06/13	1,000,000	999,650

Royal Park Investments Funding Corp	a,b,c	0.25%		07/12/13	5,000,000	4,999,618

Sheffield Receivables Corp	a,b,c	0.21%		07/18/13	2,000,000	1,999,802
	a,b,c	0.20%		09/05/13	4,000,000	3,998,533

Thunder Bay Funding, LLC	a,b,c	0.20%		08/27/13	8,000,000	7,997,467

Victory Receivables Corp	a,b,c	0.20%		07/19/13	5,000,000	4,999,500

						145,902,556

Financial Company Commercial Paper 10.0%
Abbey National North America, LLC	a	0.34%		08/01/13	2,600,000	2,599,239

Barclays US Funding Corp	a	0.21%		09/24/13	1,000,000	999,504
	a	0.32%		11/14/13	2,000,000	1,997,582
	a	0.31%		11/26/13	6,000,000	5,992,353

Commonwealth Bank of Australia	c	0.17%		09/16/13	16,000,000	15,994,182

General Electric Capital Corp		0.24%		08/27/13	4,000,000	3,998,480
		0.23%		10/01/13	16,000,000	15,990,596
		0.23%		10/29/13	18,000,000	17,986,200
		0.23%		10/30/13	2,000,000	1,998,454

ING (U.S.) Funding, LLC	a	0.25%		09/05/13	1,000,000	999,542

JP Morgan Chase & Co		0.31%		10/01/13	7,000,000	6,994,454
		0.31%		10/10/13	2,000,000	1,998,261
		0.24%		12/03/13	2,000,000	1,997,933
		0.34%		03/10/14	1,000,000	997,620

Lloyds TSB Bank PLC		0.21%		08/05/13	1,000,000	999,796

National Australia Funding (Delaware), Inc	a	0.18%		09/11/13	8,000,000	7,997,120

Nationwide Building Society		0.26%		10/04/13	2,700,000	2,698,148

NRW.BANK		0.11%		07/01/13	4,000,000	4,000,000
		0.11%		07/03/13	13,000,000	12,999,924

Skandinaviska Enskilda Banken AB		0.27%		08/01/13	1,200,000	1,199,721
		0.23%		09/18/13	4,000,000	3,997,981

Societe Generale North America, Inc	a	0.29%		09/17/13	1,000,000	999,372

Swedbank AB		0.21%		08/06/13	1,000,000	999,790

						116,436,252

Other Commercial Paper 1.4%
Reckitt Benckiser Treasury Services PLC	a,c	0.52%		07/02/13	2,500,000	2,499,964

Toyota Motor Credit Corp	a	0.20%		07/17/13	3,000,000	2,999,733
	a	0.18%		09/24/13	3,000,000	2,998,725

See financial notes 23

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a	0.25%		02/20/14	8,000,000	7,987,000

						16,485,422

Certificate of Deposit 35.4%
Abbey National Treasury Services PLC	a	0.20%		07/25/13	5,000,000	5,000,000
	a	0.32%		08/12/13	1,000,000	1,000,000
	a	0.30%		08/28/13	2,000,000	2,000,000

Bank of Montreal		0.12%		07/01/13	7,000,000	7,000,000
		0.09%		07/02/13	15,000,000	15,000,000
		0.08%		07/05/13	6,000,000	6,000,000

Bank of Nova Scotia		0.20%		08/19/13	5,000,000	5,000,000
		0.17%		09/19/13	4,000,000	4,000,000
		0.24%		10/21/13	4,000,000	4,000,000

Bank of the West		0.28%		08/15/13	1,000,000	1,000,000
		0.28%		09/12/13	1,000,000	1,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.33%		07/09/13	7,000,000	7,000,000
		0.40%		10/18/13	12,000,000	12,000,000
		0.33%		01/02/14	1,000,000	1,000,000
		0.33%		01/09/14	1,000,000	1,000,000

Barclays Bank PLC		0.38%		09/23/13	3,000,000	3,000,000
		0.38%		09/25/13	2,000,000	2,000,000
		0.31%		12/23/13	5,000,000	5,000,000

BNP Paribas		0.44%		08/27/13	10,000,000	10,000,000
		0.40%		09/25/13	2,000,000	2,000,476
		0.41%		10/15/13	1,000,000	1,000,000
		0.39%		12/10/13	5,000,000	5,000,000
		0.39%		12/13/13	2,000,000	2,000,000

Branch Banking & Trust Co		0.19%		09/05/13	2,000,000	2,000,000

Chase Bank USA, NA		0.24%		12/03/13	4,000,000	4,000,000
		0.33%		02/12/14	9,000,000	9,000,000
		0.32%		02/24/14	1,000,000	1,000,000

Citibank, NA		0.43%		09/13/13	3,000,000	3,000,000
		0.40%		12/05/13	6,000,000	6,000,000
		0.40%		12/18/13	4,000,000	4,000,000

Credit Agricole Corporate & Investment Bank		0.30%		08/08/13	4,000,000	4,000,000
		0.27%		09/27/13	6,000,000	6,000,000

Credit Suisse AG		0.29%		07/29/13	13,000,000	13,000,000
		0.29%		10/01/13	1,000,000	1,000,000
		0.29%		10/16/13	7,000,000	7,000,000
		0.29%		10/23/13	1,000,000	1,000,000
		0.29%		11/06/13	1,000,000	1,000,000
		0.28%		11/13/13	2,000,000	2,000,000

Deutsche Bank AG		0.46%		07/09/13	9,000,000	9,000,000
		0.41%		08/21/13	6,000,000	6,000,000
		0.73%		01/17/14	10,000,000	10,000,000

DNB Bank ASA		0.25%		07/01/13	3,000,000	3,000,000
		0.06%		07/05/13	9,000,000	9,000,000

ING Bank NV		0.47%		07/17/13	6,000,000	6,000,000
		0.40%		08/05/13	2,000,000	2,000,000

24 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.28%		09/06/13	13,000,000	13,000,000
		0.31%		11/14/13	6,000,000	6,000,000

JPMorgan Chase Bank, NA		0.25%		10/29/13	1,000,000	1,000,000

Lloyds TSB Bank PLC		0.20%		07/25/13	1,000,000	1,000,000
		0.50%		08/19/13	3,000,000	3,001,202

Mizuho Corporate Bank Ltd		0.24%		07/01/13	3,000,000	3,000,000
		0.23%		07/02/13	4,000,000	4,000,000
		0.24%		07/16/13	4,000,000	4,000,000
		0.23%		09/03/13	5,000,000	5,000,000
		0.22%		09/16/13	2,000,000	2,000,000
		0.22%		09/25/13	4,000,000	4,000,000

National Australia Bank Ltd		0.25%		02/28/14	8,000,000	8,000,000

Skandinaviska Enskilda Banken AB		0.28%		10/08/13	1,000,000	1,000,000
		0.29%		12/13/13	4,000,000	4,000,000

Societe Generale		0.68%		07/01/13	6,000,000	6,000,000
		0.33%		08/01/13	5,000,000	5,000,000

Sumitomo Mitsui Banking Corp		0.31%		07/08/13	5,000,000	5,000,000
		0.23%		08/01/13	6,000,000	6,000,000
		0.23%		08/06/13	3,000,000	3,000,000
		0.23%		08/19/13	4,000,000	4,000,000
		0.23%		08/22/13	1,000,000	1,000,000
		0.23%		09/04/13	1,000,000	1,000,000
		0.23%		09/09/13	1,000,000	1,000,000
		0.23%		09/10/13	2,000,000	2,000,000
		0.36%		10/22/13	9,000,000	9,000,000
		0.33%		01/17/14	7,000,000	7,000,000

Sumitomo Mitsui Trust Bank Ltd		0.23%		07/02/13	5,000,000	5,000,000
		0.24%		07/23/13	8,000,000	8,000,000
		0.24%		08/05/13	3,000,000	3,000,000
		0.23%		09/06/13	2,000,000	2,000,000

Svenska Handelsbanken AB		0.18%		09/03/13	8,000,000	8,000,000

Toronto-Dominion Bank		0.14%		07/16/13	4,000,000	4,000,000
		0.40%		08/27/13	6,000,000	6,000,000
		0.17%		09/17/13	7,000,000	7,000,000
		0.20%		10/25/13	11,000,000	11,000,000
		0.23%		11/06/13	21,000,000	21,000,000

Wells Fargo Bank, NA		0.18%		08/14/13	16,000,000	16,000,000

						411,001,678

Government Agency Debt 0.9%
Federal Home Loan Bank		0.05%		07/03/13	2,000,000	1,999,995
		0.08%		07/03/13	7,000,000	6,999,971
		0.05%		07/05/13	1,000,000	999,994

						9,999,960

Other Instrument 2.4%
Bank of Nova Scotia		0.01%		07/01/13	20,000,000	20,000,000

Citibank, NA		0.09%		07/02/13	3,000,000	3,000,000
		0.13%		07/05/13	5,000,000	5,000,000

						28,000,000

See financial notes 25

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Note 0.7%
Bank of America, NA		0.29%		08/08/13	4,000,000	4,000,000
		0.29%		08/15/13	4,000,000	4,000,000

						8,000,000

Total Fixed-Rate Obligations
(Cost $735,825,868)						735,825,868

Variable-Rate Obligations 14.9% of net assets

Financial Company Commercial Paper 1.0%
Commonwealth Bank of Australia	c	0.23%	07/24/13	02/24/14	12,000,000	12,000,000

Other Commercial Paper 0.2%
Toyota Motor Credit Corp	a	0.23%	07/22/13	02/14/14	2,000,000	2,000,000

Certificate of Deposit 7.7%
DNB Bank ASA		0.22%	07/29/13	11/27/13	5,000,000	5,000,000

Mitsubishi UFJ Trust & Banking Corp		0.24%	07/19/13	12/19/13	6,000,000	6,000,000

National Australia Bank Ltd		0.21%	07/03/13	03/03/14	2,000,000	2,000,000

Rabobank Nederland		0.27%	07/05/13	03/04/14	9,000,000	9,000,000

Royal Bank of Canada		0.31%	07/24/13	06/24/14	19,000,000	19,000,000

Swedbank AB		0.27%	07/22/13	12/20/13	3,000,000	3,000,000

Wells Fargo Bank, NA		0.13%	07/01/13	09/06/13	17,000,000	17,000,000
		0.24%	07/22/13	05/20/14	10,000,000	10,000,000

Westpac Banking Corp		0.44%		07/11/13	4,000,000	4,000,000
		0.43%		07/18/13	12,000,000	12,000,000
		0.29%	07/01/13	04/25/14	3,000,000	3,000,000

						90,000,000

Government Agency Debt 2.2%
Freddie Mac		0.23%	07/10/13	05/09/14	25,000,000	25,000,000

Other Note 3.3%
JPMorgan Chase Bank, NA		0.39%	07/22/13	07/21/14	38,000,000	38,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	123,071	123,071

						38,123,071

Variable Rate Demand Note 0.5%
Eagle Cnty, CO
Housing Facilities RB (BC Housing) Series 1997B	a	0.21%		07/05/13	1,500,000	1,500,000

Labcon North America
Taxable Bonds Series 2010	a	0.51%		07/05/13	1,955,000	1,955,000

Texas
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.19%		07/05/13	1,000,000	1,000,000

26 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Veterans Land Taxable Refunding Bonds Series 2006A		0.19%		07/05/13	1,805,000	1,805,000

						6,260,000

Total Variable-Rate Obligations
(Cost $173,383,071)						173,383,071

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 21.4% of net assets

Government Agency Repurchase Agreement 10.3%
BNP Paribas Securities Corp
Issued 06/11/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $2,100,000, 1.34% - 3.32%, due 06/25/16 - 01/25/21)		0.07%		07/01/13	2,000,078	2,000,000

Credit Suisse Securities (USA), LLC
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $23,270,227, 2.58% - 3.00%, due 04/15/34 - 02/20/43)		0.12%		07/01/13	22,810,023	22,809,795

Deutsche Bank Securities, Inc
Issued 06/13/13, repurchase date 09/11/13 (Collateralized by U.S. Government Agency Securities valued at $33,280,000, 3.00% - 3.50%, due 08/01/26 - 07/01/36)		0.11%		07/05/13	32,002,151	32,000,000
Issued 06/06/13, repurchase date 09/05/13 (Collateralized by U.S. Government Agency Securities valued at $26,000,000, 0.70% - 0.75%, due 05/15/41 - 08/15/42)		0.12%		07/05/13	25,002,417	25,000,000

Goldman Sachs & Co
Issued 06/27/13, repurchase date 07/05/13 (Collateralized by U.S. Government Agency Securities valued at $13,260,000, 2.44% - 10.00%, due 03/01/16 - 06/01/43)		0.06%		07/05/13	13,000,173	13,000,000

Morgan Stanley & Co, LLC
Issued 06/26/13, repurchase date 07/03/13 (Collateralized by U.S. Government Agency Securities valued at $25,772,901, 3.00% - 3.50%, due 11/01/27 - 04/01/43)		0.05%		07/03/13	25,000,243	25,000,000

						119,809,795

Treasury Repurchase Agreement 6.5%
Barclays Capital, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Treasury Securities valued at $51,015,349, 4.75%, due 05/15/14)		0.05%		07/01/13	50,000,208	50,000,000

BNP Paribas Securities Corp
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Treasury Securities valued at $25,500,064, 1.38% - 2.63%, due 07/15/17 - 07/15/18)		0.10%		07/01/13	25,000,208	25,000,000

						75,000,000

Other Repurchase Agreement* 4.6%
BNP Paribas Securities Corp
Issued 06/03/13, repurchase date 07/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,050,001, 1.25% - 5.95%, due 10/15/13 - 05/27/40)		0.27%		07/01/13	1,000,210	1,000,000

See financial notes 27

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 06/07/13, repurchase date 07/08/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,438,113, 1.05% - 6.25%, due 10/15/13 - 01/21/42)		0.27%		07/05/13	6,001,260	6,000,000
Issued 06/21/13, repurchase date 07/22/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,001, 5.88% - 8.38%, due 06/01/19 - 08/02/21)		0.40%		07/05/13	3,000,467	3,000,000

Credit Suisse Securities (USA), LLC
Issued 03/22/13, repurchase date 07/03/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,600,705, 0.36% - 1.83%, due 04/25/28 - 05/25/47)		0.71%		07/03/13	4,008,126	4,000,000
Issued 05/15/13, repurchase date 08/26/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,200,710, 0.33% - 5.83%, due 08/25/34 - 07/10/46)	d	0.68%		08/26/13	8,015,564	8,000,000

Deutsche Bank Securities, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $7,350,004)		0.23%		07/01/13	7,000,134	7,000,000

Goldman Sachs & Co
Issued 04/25/13, repurchase date 08/08/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,050,029)	d	0.60%		08/08/13	1,001,750	1,000,000
Issued 06/28/13, repurchase date 10/11/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,250,016)	d	0.56%		10/11/13	5,008,167	5,000,000

JP Morgan Securities, LLC
Issued 04/22/13, repurchase date 08/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,610,087, 0.65% - 5.57%, due 01/15/17 - 12/17/47)	d	0.65%		08/01/13	4,007,294	4,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 05/07/13, repurchase date 08/20/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $15,976,754, 2.63% - 9.25%, due 09/01/14 - 04/08/68)	d	0.68%		08/20/13	15,029,750	15,000,000

						54,000,000

Total Repurchase Agreements
(Cost $248,809,795)						248,809,795

End of Investments.

28 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

At 06/30/13, the tax basis cost of the fund’s investments was $1,158,018,734.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $176,396,702 or 15.2% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $33,123,071 or 2.9% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
RB —	Revenue bond

At June 30, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

See financial notes 29

 Schwab Investor Money Fund

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments, at cost and value		$909,208,939
Repurchase agreements, at cost and value	+	248,809,795

Total investments, at cost and value (Note 2a)		1,158,018,734
Receivables:
Fund shares sold		5,885,202
Interest		399,635
Prepaid expenses	+	1,452

Total assets		1,164,305,023

Liabilities

Payables:
Shareholder services fees		19,171
Trustees’ fees		33
Fund shares redeemed		2,063,299
Distributions to shareholders		4,117
Accrued expenses	+	116,800

Total liabilities		2,203,420

Net Assets

Total assets		1,164,305,023
Total liabilities	−	2,203,420

Net assets		$1,162,101,603

Net Assets by Source
Capital received from investors		1,162,183,612
Net realized capital losses		(82,009)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,162,101,603		1,162,098,579		$1.00

30 See financial notes

 Schwab Investor Money Fund

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Interest		$1,580,163

Expenses

Investment adviser and administrator fees		1,968,059
Shareholder service fees		1,421,322
Registration fees		54,839
Shareholder reports		49,138
Portfolio accounting fees		47,504
Custodian fees		26,351
Trustees’ fees		14,963
Professional fees		14,248
Transfer agent fees		8,724
Other expenses	+	15,873

Total expenses		3,621,021
Expense reduction by CSIM and its affiliates	−	2,097,710

Net expenses	−	1,523,311

Net investment income		56,852

Realized Gains (Losses)

Net realized gains on investments		18

Increase in net assets resulting from operations		$56,870

See financial notes 31

 Schwab Investor Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$56,852	$124,545
Net realized gains	+	18	2,614

Increase in net assets from operations		56,870	127,159

Distributions to Shareholders

Distributions from net investment income		(56,852)	(124,545)

Transactions in Fund Shares*

Shares sold		359,841,415	623,033,042
Shares reinvested		44,393	102,139
Shares redeemed	+	(402,678,503)	(750,926,597)

Net transactions in fund shares		(42,792,695)	(127,791,416)

Net Assets

Beginning of period		1,204,894,280	1,332,683,082
Total decrease	+	(42,792,677)	(127,788,802)

End of period		$1,162,101,603	$1,204,894,280

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

32 See financial notes

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund each offer one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 33

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of June 30, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.

As of June 30, 2013, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities.

Schwab Retirement Advantage Money Fund	$184,836,473
Schwab Investor Money Fund	248,809,795

The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

34

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

 35

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

3. Risk Factors:

Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counter-party will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only limited lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) also only maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

Foreign Investment Risk. The funds’ investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

36

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Regulatory Risk. The Securities and Exchange Commission (SEC) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of a fund.

Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Shareholder Service Fees

Schwab Retirement Advantage Money Fund	0.22%
Schwab Investor Money Fund	0.25%

 37

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Contractual Expense Limitations

CSIM and its affiliates have made an additional agreement with the Schwab Retirement Advantage Money Fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”) to 0.49% through April 29, 2015.

In addition, effective January 1, 2013 through December 31, 2013, CSIM and its affiliates agreed to waive an additional amount of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund expenses equal to 0.035% of the funds’ average daily net assets.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund. CSIM and its affiliates may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the funds’ future yield. There were no prior year amounts recaptured. As of June 30, 2013, the balance of recoupable expenses is as follows:

	Expiration Date
	December 31, 2013	December 31, 2014	December 31, 2015	December 31, 2016	Total

Schwab Retirement Advantage Money Fund	$1,024,503	$1,817,734	$1,484,338	$737,964	$5,064,539
Schwab Investor Money Fund	$3,969,429	$4,664,552	$3,983,641	$1,890,001	$14,507,623

As of December 31, 2012, recoupable expenses expired as follows:

Schwab Retirement Advantage Money Fund	$428,510
Schwab Investor Money Fund	2,068,715

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

38

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

7. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2012, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

	Schwab	Schwab
	Retirement Advantage	Investor
Expiration Date	Money Fund	Money Fund

December 31, 2017	$—	$82,027

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2012, the funds had no capital losses deferred and had capital losses utilized as follows:

	Schwab	Schwab
	Retirement Advantage	Investor
	Money Fund	Money Fund

Capital losses utilized	$—	$2,614

As of December 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2012, the funds did not incur any interest or penalties.

8. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 39

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 23, 2013, and June 4, 2013, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 4, 2013. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund

40

expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 41

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	76	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	76	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

42

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 43

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

44

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities

 45

which are considered to be Tier 1; however, they may hold Tier 2 securities as a result of a downgrade of a portfolio security.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

46

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2013 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13605-17
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Semiannual report dated June 30, 2013, enclosed.

Schwab Advisor Cash Reserves ®

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Schwab Advisor Cash Reserves ®

Semiannual Report
June 30, 2013

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

For the six months ended June 30, 2013, yields on money market securities generally declined from already low levels.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning Schwab Advisor Cash Reserves. This fund is part of our core solutions for investing in money market securities, and is designed to offer stability of capital, liquidity, and income.

For the six months ended June 30, 2013, yields on money market securities generally declined from already low levels. The backdrop for these declines included efforts by the Federal Reserve to stimulate the U.S. economy by attempting to hold down short- and long-term interest rates. These policies supported the housing market in particular, paving the way for the Fed to announce plans to potentially begin reducing some of its stimulative policies. Meanwhile, the euro zone’s sovereign debt crisis became less of a concern.

In other industry matters, the SEC proposed rules in June that could fundamentally change the way that money market funds operate. At this time, despite the issuance of proposed rules, the adoption and implementation of money market regulatory reform remains vague and is subject to a lengthy rule-making and implementation process. The SEC continues to evaluate money market fund rules and may propose additional changes.

For more information about Schwab Advisor Cash Reserves, please continue reading this report. In addition, you can find answers to frequently asked questions and further details about these products by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

2 Schwab Advisor Cash Reserves

Fund Management

Linda Klingman, Managing Director and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman worked for AIM Management, Inc. for five years, most recently as a senior money market trader. She has managed money market funds since 1988.

Mike Neitzke, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2001, Mr. Neitzke spent 10 years as a principal at Wells Capital Management, where he managed taxable money market funds, including SEC-registered and ERISA-qualified funds. Prior to that, he was a portfolio manager with Union Capital Advisors in Los Angeles. He has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Schwab Advisor Cash Reserves 3

Schwab Advisor Cash Reserves

Schwab Advisor Cash Reserves (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the report period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Conditions in the euro zone appeared to stabilize during the six months, while in the U.S., the Fed kept short-term interest rates near zero percent and tried to hold down long-term interest rates. The Fed’s efforts to stimulate economic growth seemed to help, with the housing market and other areas of the economy showing signs of improvement. As a result, the Fed announced that it may potentially begin winding down some of its stimulative policies at some point in the future.

In this environment, the supply of money market securities that the fund typically buys generally declined. Regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. In addition, unexpectedly strong cash inflows from taxes helped to reduce the government’s need to issue U.S. Treasury bills during the second quarter. These factors, combined with strong demand, led to lower yields for many types of taxable money market securities.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured robust liquidity as the market backdrop evolved. In light of the generally stable conditions in the euro zone and support from the European Central Bank for the region’s banking system, the fund continued to selectively invest in securities from euro zone countries such as France and Germany. The investment adviser also added securities from countries such as Australia, Canada, Japan, and Sweden that passed a rigorous screening process and offered attractive yields. Reflecting these strategies, the fund’s weighted average maturity extended from 47 days at the start of the period, to 55 days by the end of the period.

As of 6/30/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	31.8%
8-30 Days	19.5%
31-60 Days	12.8%
61-90 Days	13.3%
91-180 Days	18.3%
More than 180 Days	4.3%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	55 Days
Credit Quality Of Holdings[3] % of portfolio	99.99% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	9.5%
Financial Company	10.8%
Other	2.3%
Certificate Of Deposit	45.6%
Government Agency Debt	3.0%
Other Instrument	6.6%
Variable Rate Demand Note	0.9%
Other Note	5.5%
Repurchase Agreement
Government Agency	10.3%
Treasury	0.5%
Other	5.0%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Advisor Cash Reserves

Performance and Fund Facts as of 6/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Advisor Cash Reserves
	Sweep	Premier Sweep
	Shares	Shares

Ticker Symbol	SWQXX	SWZXX
Minimum Initial Investment	**	**

Seven-Day Yield[1]	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.09%	-0.16%

Seven-Day Effective Yield[1]	0.01%	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The 7-day average yield for the Sweep Shares and Premier Sweep Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for each share class of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.37% and 0.30% to the seven-day yields of the Sweep Shares and Premier Sweep Shares, respectively.

Schwab Advisor Cash Reserves 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2013 and held through June 30, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/13	at 6/30/13	1/1/13–6/30/13

Schwab Advisor Cash Reserves®
Sweep Shares
Actual Return	0.27%	$1,000.00	$1,000.10	$1.34
Hypothetical 5% Return	0.27%	$1,000.00	$1,023.46	$1.35
Premier Sweep Shares
Actual Return	0.27%	$1,000.00	$1,000.10	$1.34
Hypothetical 5% Return	0.27%	$1,000.00	$1,023.46	$1.35

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Advisor Cash Reserves

Schwab Advisor Cash Reserves®

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
Sweep Shares	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1,2]	(0.00)[1]		—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[3]	0.01		0.01		0.01		0.13		2.36

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.27	[4,5]	0.28	[5,6]	0.26	[5]	0.34	[5]	0.53	[5,7]	0.65 [8]
Gross operating expenses	0.72	[4]	0.72	[6]	0.73		0.73		0.76		0.75
Net investment income (loss)	0.01	[4]	0.01		0.01		0.01		0.14		2.34
Net assets, end of period ($ x 1,000,000)	5,831		6,207		6,035		5,617		5,786		7,286

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
Premier Sweep Shares	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1,2]	(0.00)[1]		—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total Return (%)	0.01	[3]	0.01		0.01		0.01		0.16		2.43

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.27	[4,5]	0.28	[5,6]	0.26	[5]	0.34	[5]	0.50	[5,7]	0.58 [8]
Gross operating expenses	0.72	[4]	0.72	[6]	0.73		0.73		0.76		0.75
Net investment income (loss)	0.01	[4]	0.01		0.01		0.01		0.17		2.42
Net assets, end of period ($ x 1,000,000)	16,081		17,575		14,727		15,342		14,132		16,245

* Unaudited.
1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Not annualized.
4 Annualized.
5 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6 The ratio of gross operating expenses would have been 0.73%, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
7 The ratio of net operating expenses would have been 0.51% for Sweep Shares and 0.47% for Premier Sweep Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
8 The ratio of net operating expenses would have been 0.64% for Sweep Shares and 0.57% for Premier Sweep Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 7

 Schwab Advisor Cash Reserves

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

69.2%	Fixed-Rate Obligations	15,169,290,082	15,169,290,082
14.9%	Variable-Rate Obligations	3,255,678,851	3,255,678,851
15.9%	Repurchase Agreements	3,479,522,450	3,479,522,450

100.0%	Total Investments	21,904,491,383	21,904,491,383
0.0%	Other Assets and Liabilities, Net		7,248,045

100.0%	Net Assets		21,911,739,428

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 69.2% of net assets

Asset Backed Commercial Paper 9.5%
CAFCO, LLC	a,b,c	0.50%		08/05/13	120,000,000	119,941,667
	a,b,c	0.46%		09/16/13	49,000,000	48,951,789

Cancara Asset Securitisation, LLC	a,b,c	0.24%		07/08/13	20,000,000	19,999,067
	a,b,c	0.24%		07/10/13	59,000,000	58,996,460
	a,b,c	0.24%		07/17/13	11,000,000	10,998,827
	a,b,c	0.22%		08/05/13	43,000,000	42,990,803
	a,b,c	0.22%		08/07/13	12,000,000	11,997,287
	a,b,c	0.21%		09/04/13	12,000,000	11,995,450
	a,b,c	0.21%		09/20/13	50,000,000	49,976,375
	a,b,c	0.21%		09/23/13	9,000,000	8,995,590
	a,b,c	0.21%		09/26/13	26,000,000	25,986,805
	a,b,c	0.21%		10/07/13	38,000,000	37,978,277

Chariot Funding, LLC	a,b,c	0.27%		09/17/13	6,000,000	5,996,490
	a,b,c	0.26%		10/11/13	13,000,000	12,990,423
	a,b,c	0.26%		10/15/13	5,000,000	4,996,172
	a,b,c	0.25%		10/30/13	5,000,000	4,995,799
	a,b,c	0.25%		12/04/13	14,368,000	14,352,435

Charta, LLC	a,b,c	0.43%		12/19/13	115,000,000	114,765,112

Ciesco, LLC	a,b,c	0.46%		09/04/13	83,000,000	82,931,064

Collateralized Commercial Paper Co, LLC	a,b	0.32%		12/09/13	104,000,000	103,851,164
	a,b	0.32%		12/20/13	100,000,000	99,847,111

Collateralized Commercial Paper II Co, LLC	b,c	0.32%		12/13/13	56,000,000	55,917,867

CRC Funding, LLC	a,b,c	0.50%		08/05/13	125,000,000	124,939,236
	a,b,c	0.50%		08/07/13	18,000,000	17,990,750
	a,b,c	0.46%		09/16/13	81,000,000	80,920,305

Crown Point Capital Co, LLC	a,b,c	0.28%		07/19/13	90,000,000	89,987,400

8 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Govco, LLC	a,b,c	0.29%		07/11/13	19,000,000	18,998,469
	a,b,c	0.29%		07/25/13	4,000,000	3,999,227
	a,b,c	0.40%		12/12/13	33,000,000	32,939,867

Jupiter Securitization Corp	a,b,c	0.30%		07/08/13	15,000,000	14,999,125
	a,b,c	0.27%		09/17/13	6,000,000	5,996,490
	a,b,c	0.27%		10/03/13	50,000,000	49,964,750

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.20%		07/19/13	1,000,000	999,902
	a,b,c	0.22%		08/06/13	12,000,000	11,997,360
	a,b,c	0.22%		08/13/13	3,000,000	2,999,212

Market Street Funding Corp	a,b,c	0.19%		07/10/13	26,000,000	25,998,765
	a,b,c	0.16%		08/02/13	11,569,000	11,567,355
	a,b,c	0.16%		08/05/13	19,000,000	18,997,044
	a,b,c	0.17%		09/13/13	80,000,000	79,972,044
	a,b,c	0.18%		09/13/13	22,000,000	21,991,860
	a,b,c	0.18%		09/16/13	18,000,000	17,993,070

MetLife Short Term Funding, LLC	a,b,c	0.14%		07/30/13	68,247,000	68,239,303
	a,b,c	0.18%		09/27/13	40,000,000	39,982,400

Nieuw Amsterdam Receivables Corp	a,b,c	0.06%		07/05/13	64,920,000	64,919,567
	a,b,c	0.17%		07/25/13	25,000,000	24,997,167
	a,b,c	0.20%		09/06/13	64,000,000	63,976,178

Ridgefield Funding Co, LLC	a,b,c	0.35%		07/26/13	75,000,000	74,981,771

Royal Park Investments Funding Corp	a,b,c	0.24%		07/31/13	7,000,000	6,998,600

Sheffield Receivables Corp	a,b,c	0.20%		09/05/13	43,000,000	42,984,233
	a,b,c	0.21%		09/06/13	9,000,000	8,996,482
	a,b,c	0.20%		09/09/13	22,410,000	22,401,285
	a,b,c	0.20%		09/10/13	32,000,000	31,987,378

Thunder Bay Funding, LLC	a,b,c	0.20%		08/27/13	30,000,000	29,990,500

Victory Receivables Corp	a,b,c	0.20%		07/19/13	15,000,000	14,998,500

						2,078,157,629

Financial Company Commercial Paper 9.1%
Barclays US Funding Corp	a	0.21%		09/24/13	87,000,000	86,956,862
	a	0.36%		10/21/13	50,000,000	49,944,000
	a	0.31%		11/26/13	17,000,000	16,978,334
	a	0.31%		11/27/13	16,000,000	15,979,471

Commonwealth Bank of Australia	c	0.17%		09/16/13	20,000,000	19,992,728

General Electric Capital Corp		0.18%		07/25/13	75,000,000	74,991,000
		0.24%		09/03/13	101,000,000	100,956,907
		0.27%		09/09/13	1,000,000	999,475
		0.23%		10/01/13	65,000,000	64,961,794
		0.23%		10/07/13	33,000,000	32,979,338
		0.23%		10/28/13	180,000,000	179,863,150
		0.23%		10/29/13	29,000,000	28,977,767
		0.23%		10/30/13	110,000,000	109,914,964
		0.23%		11/19/13	7,000,000	6,993,694
		0.23%		12/10/13	30,000,000	29,968,950

ING (U.S.) Funding, LLC	a	0.25%		09/05/13	30,000,000	29,986,250
	a	0.24%		09/12/13	23,000,000	22,988,807
	a	0.25%		10/11/13	14,000,000	13,990,083
	a	0.28%		10/28/13	23,000,000	22,979,093

See financial notes 9

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

JP Morgan Chase & Co		0.20%		08/01/13	85,000,000	84,985,361
		0.31%		09/19/13	20,000,000	19,986,222
		0.31%		10/01/13	103,000,000	102,918,401
		0.24%		12/03/13	34,000,000	33,964,867
		0.34%		03/10/14	13,000,000	12,969,060

National Australia Funding (Delaware), Inc	a	0.18%		09/11/13	115,000,000	114,958,600

Nationwide Building Society		0.22%		09/25/13	7,000,000	6,996,321
		0.25%		09/26/13	39,000,000	38,976,438
		0.26%		10/04/13	62,000,000	61,957,461

Natixis US Finance Co, LLC	a	0.16%		07/02/13	64,000,000	63,999,716
	a	0.15%		07/05/13	17,000,000	16,999,717

NRW.BANK		0.11%		07/01/13	100,000,000	100,000,000
		0.10%		07/03/13	99,000,000	98,999,450
		0.11%		07/03/13	129,000,000	128,999,247

Skandinaviska Enskilda Banken AB		0.34%		07/09/13	3,000,000	2,999,773
		0.23%		09/18/13	48,000,000	47,975,773
		0.30%		09/19/13	20,000,000	19,986,667
		0.21%		10/01/13	55,000,000	54,970,483
		0.29%		10/11/13	6,000,000	5,995,070
		0.30%		11/26/13	3,000,000	2,996,300

Swedbank AB		0.28%		12/02/13	68,000,000	67,918,551

						1,999,956,145

Other Commercial Paper 1.6%
Toyota Motor Credit Corp	a	0.19%		07/10/13	86,000,000	85,995,915
	a	0.20%		07/17/13	195,000,000	194,982,667
	a	0.18%		09/24/13	21,000,000	20,991,075
	a	0.24%		12/13/13	50,000,000	49,945,000

						351,914,657

Certificate of Deposit 38.9%
Abbey National Treasury Services PLC	a	0.20%		07/25/13	120,000,000	120,000,000
	a	0.32%		08/12/13	97,000,000	97,000,000

Bank of Montreal		0.12%		07/01/13	126,000,000	126,000,000
		0.09%		07/02/13	1,000,000	1,000,000
		0.08%		07/05/13	278,000,000	278,000,000
		0.18%		09/05/13	133,000,000	133,000,000

Bank of Nova Scotia		0.20%		08/19/13	5,000,000	5,000,000
		0.17%		09/19/13	17,000,000	17,000,000

Bank of the West		0.28%		08/15/13	39,000,000	39,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.33%		07/09/13	147,000,000	147,000,000
		0.33%		07/16/13	11,000,000	11,000,000
		0.40%		10/16/13	90,000,000	90,000,000
		0.40%		10/17/13	120,000,000	120,000,000
		0.38%		10/21/13	16,000,000	16,000,000
		0.33%		01/02/14	175,000,000	175,000,000
		0.33%		01/09/14	22,000,000	22,000,000

Barclays Bank PLC		0.45%		08/21/13	4,000,000	4,000,000
		0.38%		09/23/13	35,000,000	35,000,000
		0.32%		11/15/13	72,000,000	72,000,000
		0.31%		11/18/13	67,000,000	67,000,000

10 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.31%		12/23/13	36,000,000	36,000,000

BNP Paribas		0.44%		09/05/13	43,000,000	43,000,000
		0.40%		09/16/13	86,000,000	86,000,000
		0.40%		09/25/13	22,000,000	22,005,235
		0.41%		10/15/13	82,000,000	82,000,000
		0.40%		12/05/13	47,000,000	47,000,000
		0.39%		12/13/13	152,000,000	152,000,000
		0.39%		12/20/13	22,000,000	22,000,000

Branch Banking & Trust Co		0.20%		08/12/13	70,000,000	70,000,000
		0.19%		09/05/13	32,000,000	32,000,000
		0.19%		09/24/13	61,000,000	61,000,000

Chase Bank USA, NA		0.24%		12/03/13	44,000,000	44,000,000
		0.33%		02/12/14	222,000,000	222,000,000
		0.32%		02/24/14	94,000,000	94,000,000
		0.32%		03/04/14	10,000,000	10,000,000
		0.32%		03/10/14	64,000,000	64,000,000

Citibank, NA		0.09%		07/05/13	48,000,000	48,000,000
		0.28%		07/08/13	62,000,000	62,000,000
		0.40%		11/13/13	79,000,000	79,000,000
		0.40%		12/05/13	32,000,000	32,000,000
		0.40%		12/16/13	103,000,000	103,000,000
		0.40%		12/19/13	91,000,000	91,000,000
		0.40%		12/20/13	2,000,000	2,000,000

Credit Agricole Corporate & Investment Bank		0.30%		08/09/13	98,000,000	98,000,000

Credit Agricole SA		0.31%		08/20/13	100,000,000	100,000,000

Credit Suisse AG		0.29%		07/29/13	178,000,000	178,000,000
		0.29%		10/23/13	126,000,000	126,000,000
		0.29%		11/06/13	94,000,000	94,000,000

Deutsche Bank AG		0.46%		07/09/13	182,000,000	182,000,000
		0.44%		08/29/13	9,000,000	9,000,000
		0.41%		09/20/13	27,000,000	27,000,000
		0.37%		11/26/13	207,000,000	207,000,000
		0.36%		12/19/13	17,000,000	17,000,000
		0.73%		01/17/14	191,000,000	191,000,000

DNB Bank ASA		0.25%		07/01/13	28,000,000	28,000,000
		0.06%		07/05/13	51,000,000	51,000,000
		0.07%		07/05/13	42,000,000	42,000,000
		0.23%		08/09/13	176,000,000	176,000,000

ING Bank NV		0.40%		08/02/13	114,000,000	114,000,000
		0.40%		08/05/13	27,000,000	27,000,000
		0.28%		09/06/13	155,000,000	155,000,000
		0.28%		09/23/13	49,000,000	49,000,000

JPMorgan Chase Bank, NA		0.20%		07/29/13	156,000,000	156,000,000
		0.20%		08/02/13	57,000,000	57,000,000
		0.25%		10/29/13	185,000,000	185,000,000
		0.32%		03/10/14	98,000,000	98,000,000
		0.32%		03/14/14	12,000,000	12,000,000

Lloyds TSB Bank PLC		0.23%		07/16/13	23,000,000	23,000,000
		0.21%		10/09/13	133,000,000	133,000,000

Mitsubishi UFJ Trust & Banking Corp		0.33%		07/02/13	39,000,000	39,000,000
		0.31%		07/08/13	3,000,000	3,000,000

See financial notes 11

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.33%		07/09/13	6,000,000	6,000,000
		0.33%		07/10/13	70,000,000	70,000,000
		0.32%		07/16/13	6,000,000	6,000,000

Mizuho Corporate Bank Ltd		0.24%		07/01/13	49,000,000	49,000,000
		0.23%		07/02/13	33,000,000	33,000,000
		0.23%		07/11/13	22,000,000	22,000,000
		0.24%		07/16/13	25,000,000	25,000,000
		0.24%		07/22/13	9,000,000	9,000,000
		0.23%		09/03/13	8,000,000	8,000,000
		0.22%		09/13/13	33,000,000	33,000,000
		0.22%		09/16/13	8,000,000	8,000,000
		0.22%		09/25/13	99,000,000	99,000,000

National Australia Bank Ltd		0.36%		07/11/13	62,000,000	62,000,000
		0.35%		08/01/13	71,000,000	71,000,000

Natixis SA		0.30%		08/22/13	68,000,000	68,000,000

Skandinaviska Enskilda Banken AB		0.28%		10/08/13	70,000,000	70,000,000
		0.29%		12/13/13	3,000,000	3,000,000

Societe Generale		0.68%		07/01/13	110,000,000	110,000,000
		0.33%		08/01/13	31,000,000	31,000,000
		0.32%		08/02/13	34,000,000	34,000,000
		0.30%		10/08/13	46,000,000	46,000,000

Sumitomo Mitsui Banking Corp		0.32%		07/02/13	22,000,000	22,000,000
		0.32%		07/08/13	52,000,000	52,000,000
		0.23%		07/10/13	96,000,000	96,000,000
		0.23%		08/01/13	9,000,000	9,000,000
		0.23%		08/02/13	12,000,000	12,000,000
		0.23%		08/06/13	5,000,000	5,000,000
		0.23%		08/19/13	75,000,000	75,000,000
		0.23%		09/04/13	16,000,000	16,000,000
		0.23%		09/05/13	35,000,000	35,000,000
		0.23%		09/09/13	25,000,000	25,000,000
		0.23%		09/10/13	71,000,000	71,000,000
		0.23%		10/01/13	10,000,000	10,000,000
		0.37%		10/15/13	137,000,000	137,000,000
		0.36%		10/22/13	35,000,000	35,000,000
		0.30%		12/16/13	33,000,000	33,000,000
		0.30%		12/18/13	58,000,000	58,000,000
		0.32%		02/14/14	44,000,000	44,000,000
		0.31%		02/19/14	1,000,000	1,000,000

Sumitomo Mitsui Trust Bank Ltd		0.24%		07/01/13	22,000,000	22,000,000
		0.24%		07/23/13	18,000,000	18,000,000
		0.24%		07/26/13	66,000,000	66,000,000
		0.23%		09/06/13	9,000,000	9,000,000
		0.23%		09/11/13	78,000,000	78,000,000
		0.22%		09/18/13	121,000,000	121,000,000

Svenska Handelsbanken AB		0.18%		09/03/13	12,000,000	12,000,000

Swedbank AB		0.33%		07/10/13	8,000,000	8,000,000

Toronto-Dominion Bank		0.13%		07/12/13	182,000,000	182,000,000
		0.14%		07/16/13	140,000,000	140,000,000
		0.17%		09/09/13	91,000,000	91,000,000
		0.17%		09/17/13	179,000,000	179,000,000
		0.17%		10/01/13	56,000,000	56,000,000
		0.22%		11/22/13	148,000,000	148,000,000

12 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

UBS AG		0.25%		07/26/13	21,000,000	21,000,000
		0.25%		08/02/13	111,000,000	111,000,000
		0.80%		09/13/13	10,000,000	10,012,095

						8,527,017,330

Government Agency Debt 2.5%
Fannie Mae		0.03%		07/01/13	50,000,000	50,000,000
		0.08%		08/07/13	26,400,000	26,397,829
		0.08%		08/14/13	3,000,000	2,999,707

Federal Home Loan Bank		0.04%		07/02/13	24,000,000	23,999,977
		0.05%		07/03/13	149,000,000	148,999,596
		0.06%		07/03/13	33,000,000	32,999,890
		0.05%		07/05/13	47,000,000	46,999,739
		0.06%		07/05/13	25,000,000	24,999,833
		0.06%		07/17/13	13,719,000	13,718,665
		0.06%		07/19/13	1,000,000	999,973
		0.06%		07/22/13	8,000,000	7,999,743
		0.07%		07/26/13	7,000,000	6,999,684
		0.07%		08/02/13	3,000,000	2,999,813
		0.07%		08/07/13	55,000,000	54,996,043
		0.07%		08/09/13	49,800,000	49,796,223
		0.08%		08/14/13	4,915,000	4,914,519
		0.07%		08/16/13	7,000,000	6,999,374
		0.08%		08/19/13	4,428,000	4,427,518
		0.09%		08/21/13	7,000,000	6,999,108
		0.09%		08/23/13	17,000,000	16,997,748
		0.08%		08/28/13	2,000,000	1,999,742

Freddie Mac		0.06%		07/23/13	11,000,000	10,999,597

						548,244,321

Other Instrument 6.6%
Australia & New Zealand Banking Group Ltd		0.08%		07/01/13	300,000,000	300,000,000
		0.12%		07/02/13	299,000,000	299,000,000

Bank of Nova Scotia		0.01%		07/01/13	520,000,000	520,000,000

Canadian Imperial Bank of Commerce		0.01%		07/01/13	200,000,000	200,000,000

Citibank, NA		0.09%		07/02/13	106,000,000	106,000,000
		0.13%		07/05/13	24,000,000	24,000,000

						1,449,000,000

Other Note 1.0%
Bank of America, NA		0.29%		08/08/13	123,000,000	123,000,000
		0.29%		08/12/13	27,000,000	27,000,000
		0.29%		08/26/13	65,000,000	65,000,000

						215,000,000

Total Fixed-Rate Obligations
(Cost $15,169,290,082)						15,169,290,082

Variable-Rate Obligations 14.9% of net assets

Financial Company Commercial Paper 1.7%
Australia & New Zealand Banking Group Ltd		0.21%	07/08/13	03/07/14	43,000,000	43,000,000

Commonwealth Bank of Australia	c	0.23%	07/24/13	02/24/14	71,000,000	71,000,000
	c	0.23%	07/03/13	03/03/14	17,000,000	17,000,000

See financial notes 13

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

JP Morgan Chase & Co		0.36%	07/22/13	01/22/14	67,000,000	67,000,000

Westpac Banking Corp	c	0.31%	07/01/13	01/17/14	24,000,000	24,000,000
	c	0.28%	07/03/13	05/28/14	35,000,000	35,000,000
	c	0.30%	07/19/13	06/19/14	116,000,000	116,000,000

						373,000,000

Other Commercial Paper 0.7%
Toyota Motor Credit Corp	a	0.23%	07/22/13	02/14/14	151,000,000	151,000,000

Certificate of Deposit 6.6%
Bank of Nova Scotia		0.38%	07/01/13	07/26/13	114,000,000	114,000,000

DNB Bank ASA		0.22%	07/29/13	11/27/13	30,000,000	30,000,000

Mitsubishi UFJ Trust & Banking Corp		0.24%	07/19/13	12/19/13	71,000,000	71,000,000
		0.26%	08/02/13	01/02/14	21,000,000	21,000,000

National Australia Bank Ltd		0.21%	07/03/13	03/03/14	173,000,000	173,000,000

Rabobank Nederland		0.27%	07/05/13	03/04/14	137,000,000	137,000,000

Royal Bank of Canada		0.31%	07/24/13	06/24/14	125,000,000	125,000,000

Swedbank AB		0.27%	07/22/13	12/20/13	10,000,000	10,000,000

Toronto-Dominion Bank		0.24%	07/17/13	06/17/14	145,000,000	145,000,000
		0.24%	07/18/13	06/18/14	15,000,000	15,000,000

Wells Fargo Bank, NA		0.13%	07/01/13	09/06/13	106,000,000	106,000,000
		0.18%	07/01/13	01/02/14	35,000,000	35,000,000
		0.24%	07/22/13	05/20/14	188,000,000	188,000,000

Westpac Banking Corp		0.44%		07/11/13	61,000,000	61,000,000
		0.43%		07/18/13	110,000,000	110,000,000
		0.41%	07/23/13	08/23/13	15,000,000	15,000,000
		0.29%	07/01/13	04/25/14	91,000,000	91,000,000

						1,447,000,000

Government Agency Debt 0.5%
Freddie Mac		0.23%	07/10/13	05/09/14	100,000,000	100,000,000

Variable Rate Demand Note 0.9%
Breckenridge Terrace, LLC
Housing Facilities Revenue Notes Series 1999B	a	0.21%		07/05/13	1,000,000	1,000,000

Eagle Cnty, CO
Housing Facilities RB (The Tarnes at BC) Series 1999B	a	0.21%		07/05/13	2,000,000	2,000,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.20%		07/05/13	2,695,000	2,695,000

Indiana Health & Educational Facility Financing Auth
Taxable RB (Union Hospital) Series 2006B	a	0.14%		07/05/13	12,330,000	12,330,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.21%		07/05/13	2,885,000	2,885,000

Texas
TRAN Series 2012	a,c	0.07%		07/01/13	150,000,000	150,000,000

14 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.19%		07/05/13	6,900,000	6,900,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.19%		07/05/13	1,010,000	1,010,000
Veterans Taxable Refunding Bonds Series 2010B	a	0.13%		07/05/13	12,485,000	12,485,000

						191,305,000

Other Note 4.5%
Canadian Imperial Bank of Commerce		0.24%	07/10/13	03/10/14	182,000,000	182,000,000

JPMorgan Chase Bank, NA		0.36%	07/22/13	06/20/14	30,000,000	30,000,000
		0.38%	07/18/13	07/18/14	90,000,000	90,000,000
		0.39%	07/22/13	07/21/14	47,000,000	47,000,000

Royal Bank of Canada		0.37%	07/01/13	07/01/14	125,000,000	125,000,000
		0.33%	07/05/13	07/03/14	137,000,000	137,000,000

Wells Fargo Bank, NA		0.32%	09/13/13	07/14/14	55,000,000	55,000,000
		0.37%	09/23/13	07/22/14	225,000,000	225,000,000

Westpac Banking Corp	c	0.50%	07/29/13	07/28/14	100,000,000	100,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,373,851	2,373,851

						993,373,851

Total Variable-Rate Obligations
(Cost $3,255,678,851)						3,255,678,851

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 15.9% of net assets

Government Agency Repurchase Agreement* 10.4%
BNP Paribas Securities Corp
Issued 06/11/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $34,650,000, 0.59% - 5.00%, due 04/15/19 - 05/25/43)		0.07%		07/01/13	33,001,283	33,000,000
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $102,000,266, 0.50% - 1.05%, due 09/14/15 - 04/25/18)		0.12%		07/01/13	100,001,000	100,000,000
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $231,750,001, 2.74% - 4.50%, due 03/20/43 - 07/15/54)		0.15%		07/01/13	225,002,813	225,000,000

Credit Suisse Securities (USA), LLC
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Treasury Securities valued at $111,713,996, 0.00%, due 10/17/13 - 03/06/14)		0.12%		07/01/13	109,523,545	109,522,450
Issued 06/26/13, repurchase date 07/03/13 (Collateralized by U.S. Government Agency Securities valued at $45,901,964, 3.50% - 6.00%, due 07/01/34 - 01/01/43)		0.05%		07/03/13	45,000,438	45,000,000

Deutsche Bank Securities, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $104,000,001, 3.50%, due 06/01/43)		0.25%		07/01/13	100,002,083	100,000,000
Issued 06/13/13, repurchase date 09/11/13 (Collateralized by U.S. Government Agency Securities valued at $104,000,000, 6.50%, due 08/15/42 - 09/15/42)		0.10%		07/05/13	100,006,111	100,000,000

See financial notes 15

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 06/13/13, repurchase date 09/11/13 (Collateralized by U.S. Government Agency Securities valued at $86,116,652, 3.00% - 6.00%, due 07/01/33 - 01/01/43)		0.11%		07/05/13	83,005,579	83,000,000
Issued 06/05/13, repurchase date 09/05/13 (Collateralized by U.S. Government Agency Securities valued at $81,003,526, 0.00% - 7.00%, due 01/01/16 - 10/20/59)		0.12%		07/05/13	78,007,800	78,000,000
Issued 06/06/13, repurchase date 09/05/13 (Collateralized by U.S. Government Agency Securities valued at $206,584,306, 2.00% - 4.50%, due 05/15/33 - 06/15/48)		0.12%		07/05/13	200,019,333	200,000,000
Issued 06/07/13, repurchase date 09/06/13 (Collateralized by U.S. Government Agency Securities valued at $55,120,000, 3.00% - 4.50%, due 10/01/30 - 03/01/41)		0.12%		07/05/13	53,004,947	53,000,000

Goldman Sachs & Co
Issued 06/24/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $102,000,001, 2.41% - 7.00%, due 12/01/17 - 06/01/43)		0.07%		07/01/13	100,001,361	100,000,000
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $127,500,001, 2.53% - 3.50%, due 02/01/38 - 05/01/43)		0.14%		07/01/13	125,001,458	125,000,000
Issued 06/25/13, repurchase date 07/02/13 (Collateralized by U.S. Government Agency Securities valued at $122,400,001, 2.50% - 6.50%, due 10/01/18 - 06/01/43)		0.07%		07/02/13	120,001,633	120,000,000
Issued 06/26/13, repurchase date 07/03/13 (Collateralized by U.S. Government Agency Securities valued at $7,140,000, 2.22% - 9.00%, due 02/01/14 - 02/01/43)		0.06%		07/03/13	7,000,082	7,000,000
Issued 06/27/13, repurchase date 07/05/13 (Collateralized by U.S. Government Agency Securities valued at $153,000,001, 2.50% - 6.50%, due 11/01/23 - 06/01/43)		0.06%		07/05/13	150,002,000	150,000,000

JP Morgan Securities, LLC
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $205,928,426, 0.76% - 5.00%, due 11/15/16 - 08/01/42)		0.15%		07/01/13	200,002,500	200,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $128,750,000, 2.50% - 5.50%, due 10/15/30 - 09/15/41)		0.15%		07/01/13	125,001,563	125,000,000
Issued 06/03/13, repurchase date 09/03/13 (Collateralized by U.S. Government Agency Securities valued at $61,800,000, 2.51% - 3.00%, due 01/25/22 - 07/25/28)		0.14%		07/05/13	60,007,467	60,000,000
Issued 06/05/13, repurchase date 09/04/13 (Collateralized by U.S. Government Agency Securities valued at $206,000,000, 1.19% - 6.00%, due 11/15/29 - 11/25/42)		0.14%		07/05/13	200,023,333	200,000,000

Mizuho Securities USA, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $51,500,000, 4.00%, due 12/20/41)		0.17%		07/01/13	50,000,708	50,000,000

						2,263,522,450

Treasury Repurchase Agreement 0.5%
Barclays Capital, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Treasury Securities valued at $51,006,810, 0.13% - 4.75%, due 09/30/13 - 05/15/14)		0.10%		07/01/13	50,000,417	50,000,000

16 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

BNP Paribas Securities Corp
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Treasury Securities valued at $66,512,143, 3.13%, due 05/15/21)		0.10%		07/01/13	65,000,542	65,000,000

						115,000,000

Other Repurchase Agreement** 5.0%
BNP Paribas Securities Corp
Issued 06/07/13, repurchase date 07/08/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $79,066,120, 0.55% - 9.88%, due 10/15/13 - 01/15/42)		0.27%		07/05/13	75,015,750	75,000,000
Issued 06/21/13, repurchase date 07/22/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $25,300,000, 0.00% - 11.25%, due 01/08/15 - 06/01/36)		0.40%		07/05/13	22,003,422	22,000,000

Credit Suisse Securities (USA), LLC
Issued 03/22/13, repurchase date 07/03/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $208,150,042, 0.33% - 8.85%, due 01/15/19 - 06/25/47)		0.71%		07/03/13	181,367,681	181,000,000
Issued 05/10/13, repurchase date 08/21/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,302,212, 0.42% - 5.89%, due 03/25/33 - 06/25/47)	d	0.68%		08/21/13	2,003,891	2,000,000
Issued 05/08/13, repurchase date 08/21/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $102,350,699, 0.39% - 7.94%, due 11/15/28 - 04/12/49)	d	0.68%		08/21/13	89,176,517	89,000,000
Issued 05/14/13, repurchase date 08/26/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $108,071,959, 0.00% - 9.16%, due 12/10/25 - 12/20/54)	d	0.68%		08/26/13	94,184,658	94,000,000

Deutsche Bank Securities, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $26,250,002)		0.23%		07/01/13	25,000,479	25,000,000

Goldman Sachs & Co
Issued 04/25/13, repurchase date 08/08/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $65,286,303)	d	0.60%		08/08/13	62,108,500	62,000,000
Issued 06/28/13, repurchase date 10/11/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $105,000,051)	d	0.56%		10/11/13	100,163,333	100,000,000

JP Morgan Securities, LLC
Issued 04/22/13, repurchase date 08/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $153,135,027, 0.00% - 6.52%, due 01/15/17 - 02/15/51)	d	0.65%		08/01/13	133,242,540	133,000,000

See financial notes 17

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 05/07/13, repurchase date 08/20/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $348,370,935, 0.00% - 13.88%, due 07/15/13 - 12/31/99)	d	0.68%		08/20/13	318,630,700	318,000,000

						1,101,000,000

Total Repurchase Agreements
(Cost $3,479,522,450)						3,479,522,450

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $ 21,904,491,383.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,407,452,082 or 11.0% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $800,373,851 or 3.7% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

At June 30, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

18 See financial notes

 Schwab Advisor Cash Reserves

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments, at cost and value		$18,424,968,933
Repurchase agreements, at cost and value	+	3,479,522,450

Total investments, at cost and value (Note 2a)		21,904,491,383
Receivables:
Interest		8,484,092
Prepaid expenses	+	8,639

Total assets		21,912,984,114

Liabilities

Payables:
Investment adviser and administrator fees		386,029
Shareholder services fees		57,989
Trustees’ fees		358
Distributions to shareholders		77,784
Accrued expenses	+	722,526

Total liabilities		1,244,686

Net Assets

Total assets		21,912,984,114
Total liabilities	−	1,244,686

Net assets		$21,911,739,428

Net Assets by Source
Capital received from investors		21,913,102,088
Net realized capital losses		(1,362,660)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$5,830,684,095		5,830,670,810		$1.00
Premier Sweep Shares	$16,081,055,333		16,081,021,025		$1.00

See financial notes 19

 Schwab Advisor Cash Reserves

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Interest		$30,040,058

Expenses

Investment adviser and administrator fees		33,079,755
Shareholder service fees:
Sweep Shares		11,317,810
Premier Sweep Shares		31,591,619
Registration fees		376,310
Shareholder reports		358,190
Custodian fees		305,691
Portfolio accounting fees		255,357
Professional fees		47,299
Trustees’ fees		43,733
Transfer agent fees		16,271
Interest expense		375
Other expenses	+	219,765

Total expenses		77,612,175
Expense reduction by CSIM and its affiliates	−	48,644,751
Custody credits	−	100

Net expenses	−	28,967,324

Net investment income		1,072,734

Realized Gains (Losses)

Net realized gains on investments		315

Increase in net assets resulting from operations		$1,073,049

20 See financial notes

 Schwab Advisor Cash Reserves

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$1,072,734	$1,999,440
Net realized gains	+	315	40,354

Increase in net assets from operations		1,073,049	2,039,794

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(282,945)	(557,105)
Premier Sweep Shares	+	(789,789)	(1,442,335)

Total distributions from net investment income		(1,072,734)	(1,999,440)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		10,024,960,302	18,289,092,848
Premier Sweep Shares	+	33,210,512,791	63,287,085,336

Total shares sold		43,235,473,093	81,576,178,184

Shares Reinvested
Sweep Shares		219,834	485,869
Premier Sweep Shares	+	686,339	1,368,483

Total shares reinvested		906,173	1,854,352

Shares Redeemed
Sweep Shares		(10,401,193,248)	(18,117,934,458)
Premier Sweep Shares	+	(34,704,693,795)	(60,440,623,562)

Total shares redeemed		(45,105,887,043)	(78,558,558,020)

Net transactions in fund shares		(1,869,507,777)	3,019,474,516

Net Assets

Beginning of period		23,781,246,890	20,761,732,020
Total increase or decrease	+	(1,869,507,462)	3,019,514,870

End of period		$21,911,739,428	$23,781,246,890

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 21

 Schwab Advisor Cash Reserves

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Advisor Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Advisor Cash Reserves offers two share classes: Sweep Shares and Premier Sweep Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

22

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of June 30, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.

As of June 30, 2013, the fund had investments in repurchase agreements with a gross value of $3,479,522,450 in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

 23

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

24

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

3. Risk Factors:

Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counter-party will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only limited lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) also only maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

 25

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Regulatory Risk. The Securities and Exchange Commission (SEC) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of a fund.

Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Schwab serves as the fund’s paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the fund to Schwab in its capacity as the fund’s paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.

Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

26

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

Sweep Shares	0.66%
Premier Sweep Shares	0.59%

In addition, effective January 1, 2013 through December 31, 2013, CSIM and its affiliates agreed to waive an additional amount of the fund’s expenses equal to 0.035% of the fund’s average daily net assets.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each share class of the fund. CSIM and its affiliates may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2013, the balance of recoupable expenses is as follows:

	Expiration Date
	December 31, 2013	December 31, 2014	December 31, 2015	December 31, 2016	Total

Sweep Shares	$15,882,287	$21,168,260	$19,328,373	$10,025,531	$66,404,451
Premier Sweep Shares	$30,275,610	$44,182,521	$39,977,192	$22,524,869	$136,960,192

As of December 31, 2012, the fund had recoupable expenses expire in the amount of $7,890,129 and $13,137,784 for Sweep Shares and Premier Sweep Shares, respectively.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

 27

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

7. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2012, the fund had capital loss carryforwards of $1,362,975 available to offset future net capital gains before the expiration date of December 31, 2017.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2012, the fund had no capital losses deferred and had $40,354 capital losses utilized.

As of December 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2012, the fund did not incur any interest or penalties.

8. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Advisor Cash Reserves (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 23, 2013, and June 4, 2013, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 4, 2013. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Fund and its shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund

 29

expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. The Trustees also considered the contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	76	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	76	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

 31

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

32

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 33

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities

34

which are considered to be Tier 1; however, they may hold Tier 2 securities as a result of a downgrade of a portfolio security.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 35

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2013 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR32959-08
00100488

Semiannual report dated June 30, 2013, enclosed.

Schwab Taxable Money Funds

Schwab Government
Money Fundtm

Schwab U.S. Treasury
Money Fundtm

Schwab Treasury Obligations Money Fundtm

Schwab Value Advantage
Money Fund®

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Schwab Taxable Money Funds

Semiannual Report
June 30, 2013

Schwab Government
Money Fundtm

Schwab U.S. Treasury
Money Fundtm

Schwab Treasury Obligations Money Fundtm

Schwab Value Advantage
Money Fund®

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

For the six months ended June 30, 2013, yields on money market securities generally declined from already low levels.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning the Schwab Taxable Money Funds. These funds are part of our core solutions for investing in money market securities, and each fund is designed to offer stability of capital, liquidity, and income.

For the six months ended June 30, 2013, yields on money market securities generally declined from already low levels. The backdrop for these declines included efforts by the Federal Reserve to stimulate the U.S. economy by attempting to hold down short- and long-term interest rates. These policies supported the housing market in particular, paving the way for the Fed to announce plans to potentially begin reducing some of its stimulative policies. Meanwhile, the euro zone’s sovereign debt crisis became less of a concern.

In other industry matters, the SEC proposed rules in June that could fundamentally change the way that money market funds operate. At this time, despite the issuance of proposed rules, the adoption and implementation of money market regulatory reform remains vague and is subject to a lengthy rule-making and implementation process. The SEC continues to evaluate money market fund rules and may propose additional changes.

For more information about the Schwab Taxable Money Funds, please continue reading this report. In addition, you can find answers to frequently asked questions and further details about these products by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

2 Schwab Taxable Money Funds

Fund Management

Linda Klingman, Managing Director and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman worked for AIM Management, Inc. for five years, most recently as a senior money market trader. She has managed money market funds since 1988.

Lynn Paschen, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day management of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager, and from 2000 to 2003 worked as a fixed income trader. She has managed money market funds since 2003.

Mike Neitzke, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. Prior to joining CSIM in 2001, Mr. Neitzke spent 10 years as a principal at Wells Capital Management, where he managed taxable money market funds, including SEC-registered and ERISA-qualified funds. Prior to that, he was a portfolio manager with Union Capital Advisors in Los Angeles. He has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Schwab Taxable Money Funds 3

Schwab Government Money Fund™

The Schwab Government Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund principally invests in U.S. government securities, such as U.S. Treasury bills and notes, government agency discount notes, and repurchase agreements. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the report period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Conditions in the euro zone appeared to stabilize during the six months, while in the U.S., the Fed kept short-term interest rates near zero percent and tried to hold down long-term interest rates. The Fed’s efforts to stimulate economic growth seemed to help, with the housing market and other areas of the economy showing signs of improvement. As a result, the Fed announced that it may potentially begin winding down some of its stimulative policies at some point in the future.

In this environment, the supply of money market securities that the fund typically buys generally declined. Regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. In addition, unexpectedly strong cash inflows from taxes helped to reduce the government’s need to issue U.S. Treasury bills during the second quarter. These factors, combined with strong demand, led to lower yields for many types of taxable money market securities.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured robust liquidity amid the fluid market backdrop, adjusting the portfolio as conditions evolved. With yields on overnight repurchase agreements declining, the investment adviser reduced the fund’s holdings of these securities and strategically added Treasury securities with longer maturities in an effort to enhance the fund’s yield. Reflecting these strategies, the fund’s weighted average maturity rose from 53 days at the start of the period, to 58 days by the end of the period.

As of 6/30/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	38.0%
8-30 Days	23.4%
31-60 Days	11.5%
61-90 Days	3.8%
91-180 Days	13.7%
More than 180 Days	9.6%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	58 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type

% of investments

Government Agency Debt	63.7%
Treasury Debt	5.1%
Repurchase Agreement
Government Agency	27.6%
Treasury	3.6%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Government Money Fundtm

Performance and Fund Facts as of 6/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Government Money Fund
Sweep
Shares

Ticker Symbol	SWGXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.03%

Seven-Day Effective Yield[1]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.58% to the seven-day yield.

Schwab Government Money Fundtm 5

Schwab U.S. Treasury Money Fund™

The Schwab U.S. Treasury Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government, under normal circumstances holding at least 80% of its net assets in U.S. Treasury securities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the report period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Conditions in the euro zone appeared to stabilize during the six months, while in the U.S., the Fed kept short-term interest rates near zero percent and tried to hold down long-term interest rates. The Fed’s efforts to stimulate economic growth seemed to help, with the housing market and other areas of the economy showing signs of improvement. As a result, the Fed announced that it may potentially begin winding down some of its stimulative policies at some point in the future.

In this environment, the supply of U.S. Treasury bills generally rose during the first quarter in typical seasonal fashion. However, unexpectedly strong cash inflows from taxes helped to reduce the government’s need to issue U.S. Treasury bills during the second quarter. As a result, the available supply of these securities shrank overall for the six months, pressuring yields lower amid solid demand.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured robust liquidity amid the fluid market backdrop, adjusting the portfolio as conditions evolved. With short-term Treasury yields falling during much of the period, the weighted average maturity (WAM) of the fund was modestly extended in an effort to enhance the fund’s yield. Reflecting this decision, the fund’s WAM rose from 55 days at the start of the period, to 56 days by the end of the period.

As of 6/30/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	11.6%
8-30 Days	49.7%
31-60 Days	11.3%
61-90 Days	6.6%
91-180 Days	11.7%
More than 180 Days	9.1%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	56 Days
Credit Quality Of Holdings[4] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type2

% of investments

Treasury Debt	94.1%
Government Agency Debt	5.9%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	The Fund may elect to invest up to 20 percent of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

6 Schwab U.S. Treasury Money Fundtm

Performance and Fund Facts as of 6/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab U.S. Treasury Money Fund
Sweep
Shares

Ticker Symbol	SWUXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.14%

Seven-Day Effective Yield[1]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a non-negative net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.50% to the seven-day yield.

Schwab U.S. Treasury Money Fundtm 7

Schwab Treasury Obligations Money Fund™

The Schwab Treasury Obligations Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and in repurchase agreements backed by such investments. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the report period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Conditions in the euro zone appeared to stabilize during the six months, while in the U.S., the Fed kept short-term interest rates near zero percent and tried to hold down long-term interest rates. The Fed’s efforts to stimulate economic growth seemed to help, with the housing market and other areas of the economy showing signs of improvement. As a result, the Fed announced that it may potentially begin winding down some of its stimulative policies at some point in the future.

In this environment, the supply of U.S. Treasury bills generally rose during the first quarter in typical seasonal fashion. However, unexpectedly strong cash inflows from taxes helped to reduce the government’s need to issue U.S. Treasury bills during the second quarter. As a result, the available supply of these securities shrank overall for the six months, pressuring yields lower amid solid demand.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured robust liquidity amid the fluid market backdrop, carefully managing the portfolio as conditions evolved. With yields on overnight repurchase agreements declining, the investment adviser reduced the fund’s holdings of these securities and strategically added Treasury securities with longer maturities in an effort to enhance the fund’s yield. Reflecting these strategies, the fund’s weighted average maturity rose from 41 days at the start of the period, to 58 days by the end of the period.

As of 6/30/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	63.4%
8-30 Days	0.0%
31-60 Days	4.9%
61-90 Days	3.1%
91-180 Days	18.1%
More than 180 Days	10.5%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	58 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type

% of investments

Treasury Debt	36.6%
Repurchase Agreement
Treasury	63.4%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

8 Schwab Treasury Obligations Money Fundtm

Performance and Fund Facts as of 6/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Treasury Obligations Money Fund
	Sweep	Value Advantage
	Shares	Shares

Ticker Symbol	SNTXX	SNOXX
Minimum Initial Investment[1]	**	$25,000[2]

Seven-Day Yield[3]	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.15%	-0.17%

Seven-Day Effective Yield[3]	0.01%	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The 7-day average yield for the Sweep Shares and Value Advantage Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a non-negative net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.54% and 0.35% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.

Schwab Treasury Obligations Money Fundtm 9

Schwab Value Advantage Money Fund®

The Schwab Value Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the report period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Conditions in the euro zone appeared to stabilize during the six months, while in the U.S., the Fed kept short-term interest rates near zero percent and tried to hold down long-term interest rates. The Fed’s efforts to stimulate economic growth seemed to help, with the housing market and other areas of the economy showing signs of improvement. As a result, the Fed announced that it may potentially begin winding down some of its stimulative policies at some point in the future.

In this environment, the supply of money market securities that the fund typically buys generally declined. Regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. In addition, unexpectedly strong cash inflows from taxes helped to reduce the government’s need to issue U.S. Treasury bills during the second quarter. These factors, combined with strong demand, led to lower yields for many types of taxable money market securities.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured robust liquidity as the market backdrop evolved. In light of the generally stable conditions in the euro zone and support from the European Central Bank for the region’s banking system, the fund continued to selectively invest in securities from euro zone countries such as France and Germany. The investment adviser also added securities from countries such as Australia, Canada, Japan, and Sweden that passed a rigorous screening process and offered attractive yields. Reflecting these strategies, the fund’s weighted average maturity extended from 45 days at the start of the period, to 55 days by the end of the period.

As of 6/30/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	33.1%
8-30 Days	20.7%
31-60 Days	12.5%
61-90 Days	10.5%
91-180 Days	18.5%
More than 180 Days	4.7%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	55 Days
Credit Quality Of Holdings[3] % of portfolio	99.96% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	9.9%
Financial Company	13.0%
Other	2.0%
Certificate Of Deposit	45.2%
Government Agency Debt	3.0%
Other Instrument	6.3%
Variable Rate Demand Note	0.1%
Other Note	1.6%
Repurchase Agreement
Government Agency	13.0%
Treasury	1.0%
Other	4.9%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

10 Schwab Value Advantage Money Fund®

Performance and Fund Facts as of 6/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Value Advantage Money Fund
	Investor	Select	Institutional	Institutional Prime
	Shares	Shares®	Shares	Shares®

Ticker Symbol	SWVXX	SWBXX	SWAXX	SNAXX
Minimum Initial Investment[1]	$25,000[2]	$1,000,000	$3,000,000	$10,000,000

Seven-Day Yield[3]	0.01%	0.01%	0.02%	0.05%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.12%	-0.12%	-0.12%	-0.10%

Seven-Day Effective Yield[3]	0.01%	0.01%	0.02%	0.05%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The 7-day average yield for the Investor Shares and Select Shares was 0.01% throughout the entire period.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver (if any), the fund’s yield would have been lower. For additional details, see financial note 4.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver (if any). The voluntary yield waiver added 0.17% and 0.07% to the seven-day yield of the Investor Shares and Select Shares, respectively.

Schwab Value Advantage Money Fund® 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2013 and held through June 30, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/13	at 6/30/13	1/1/13–6/30/13

Schwab Government Money Fundtm
Actual Return	0.14%	$1,000.00	$1,000.10	$0.69
Hypothetical 5% Return	0.14%	$1,000.00	$1,024.10	$0.70

Schwab U.S. Treasury Money Fundtm
Actual Return	0.08%	$1,000.00	$1,000.10	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.40	$0.40

Schwab Treasury Obligations Money Fundtm
Sweep Shares
Actual Return	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.30	$0.50
Value Advantage Shares®
Actual Return	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.30	$0.50

Schwab Value Advantage Money Fund®
Investor Shares
Actual Return	0.27%	$1,000.00	$1,000.10	$1.34
Hypothetical 5% Return	0.27%	$1,000.00	$1,023.46	$1.35
Select Shares®
Actual Return	0.27%	$1,000.00	$1,000.10	$1.34
Hypothetical 5% Return	0.27%	$1,000.00	$1,023.46	$1.35
Institutional Shares
Actual Return	0.24%	$1,000.00	$1,000.20	$1.19
Hypothetical 5% Return	0.24%	$1,000.00	$1,023.60	$1.20
Institutional Prime Shares®
Actual Return	0.21%	$1,000.00	$1,000.30	$1.04
Hypothetical 5% Return	0.21%	$1,000.00	$1,023.75	$1.05

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

12 Schwab Taxable Money Funds

Schwab Government Money Fund™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.01		0.01		0.01		0.09		1.98

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.14	[3,4]	0.16	[4]	0.15	[4]	0.23	[4]	0.50	[4,5]	0.73 [6]
Gross operating expenses	0.73	[3]	0.73		0.73		0.73		0.74		0.75
Net investment income (loss)	0.01	[3]	0.01		0.01		0.01		0.09		1.86
Net assets, end of period ($ x 1,000,000)	19,876		19,445		17,829		14,514		14,555		15,473

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
5 The ratio of net operating expenses would have been 0.49% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) have not been incurred.
6 The ratio of net operating expenses would have been 0.72% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) have not been incurred.

See financial notes 13

 Schwab Government Money Fund

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

49.0%	Fixed-Rate Obligations	9,732,408,960	9,732,408,960
20.6%	Variable-Rate Obligations	4,101,022,320	4,101,022,320
31.6%	Repurchase Agreements	6,273,074,010	6,273,074,010

101.2%	Total Investments	20,106,505,290	20,106,505,290
(1.2%)	Other Assets and Liabilities, Net		(230,511,757)

100.0%	Net Assets		19,875,993,533

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 49.0% of net assets

Government Agency Debt 43.9%
Fannie Mae		0.11%		07/22/13	100,000,000	99,993,583
		0.12%		07/22/13	100,000,000	99,993,000
		0.11%		07/23/13	50,000,000	49,996,639
		0.05%		07/31/13	4,000,000	3,999,833
		0.13%		08/01/13	62,000,000	61,993,059
		0.06%		08/15/13	50,000,000	49,996,250
		0.12%		08/15/13	75,000,000	74,988,750
		0.12%		08/21/13	31,200,000	31,194,696
		0.08%		09/04/13	21,225,000	21,222,126
		0.15%		09/16/13	150,000,000	149,951,875
		1.13%		09/17/13	37,308,000	37,382,738
		1.00%		09/23/13	100,000,000	100,184,429
		0.17%		10/01/13	175,000,000	174,923,972
		4.63%		10/15/13	201,169,000	203,747,551
		0.10%		12/02/13	48,000,000	47,979,467
		0.11%		12/11/13	50,000,000	49,975,097
		0.75%		12/18/13	23,508,000	23,570,262
		0.10%		01/08/14	100,000,000	99,946,944
		0.13%		01/21/14	100,000,000	99,929,167
		2.75%		02/05/14	75,000,000	76,147,256
		0.12%		02/24/14	50,000,000	49,960,333
		2.75%		03/13/14	109,277,000	111,264,073

Farm Credit System		0.19%		09/25/13	46,500,000	46,499,723

Federal Home Loan Bank		0.25%		07/01/13	75,000,000	75,000,000
		0.25%		07/02/13	100,000,000	99,999,948
		0.12%		07/11/13	145,655,000	145,654,558
		0.38%		07/12/13	35,000,000	35,002,672
		0.11%		07/17/13	100,000,000	99,999,117
		0.06%		07/19/13	150,000,000	149,995,500
		0.08%		07/19/13	60,000,000	59,997,600
		0.12%		07/22/13	75,000,000	74,999,426
		0.04%		07/24/13	311,767,000	311,760,028

14 See financial notes

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.12%		07/24/13	376,950,000	376,949,426
		0.05%		07/31/13	137,400,000	137,394,275
		0.06%		07/31/13	125,544,000	125,537,993
		0.07%		08/02/13	50,000,000	49,996,889
		0.08%		08/07/13	285,500,000	285,476,525
		0.14%		08/14/13	65,000,000	64,988,878
		0.05%		08/15/13	250,000,000	249,984,375
		0.07%		08/21/13	164,053,000	164,037,894
		0.08%		08/22/13	150,000,000	149,982,667
		0.14%		08/28/13	80,000,000	79,997,975
		0.25%		09/06/13	89,400,000	89,409,842
		4.00%		09/06/13	50,625,000	50,980,668
		4.50%		09/16/13	14,385,000	14,516,363
		0.21%		09/24/13	100,000,000	99,996,973
		0.35%		09/30/13	62,755,000	62,779,622
		0.15%		10/15/13	125,000,000	124,997,570
		3.63%		10/18/13	60,000,000	60,618,059
		0.09%		10/23/13	13,800,000	13,796,067
		0.10%		10/25/13	50,000,000	49,997,451
		0.10%		10/30/13	200,000,000	199,992,110
		0.11%		11/01/13	100,000,000	99,999,160
		0.10%		11/08/13	34,000,000	33,988,336
		0.10%		11/13/13	13,700,000	13,694,863
		0.10%		11/15/13	17,200,000	17,193,454
		0.29%		11/15/13	48,900,000	48,923,593
		0.10%		11/22/13	117,385,000	117,371,003
		0.38%		11/27/13	33,110,000	33,137,521
		0.30%		12/04/13	140,000,000	140,111,351
		0.10%		12/06/13	10,000,000	9,995,611
		0.14%		12/11/13	100,000,000	99,936,611
		0.32%		12/11/13	101,000,000	101,089,803
		0.30%		12/12/13	69,000,000	69,036,400
		3.13%		12/13/13	21,560,000	21,846,025
		0.88%		12/27/13	50,050,000	50,220,602
		0.25%		02/18/14	46,000,000	46,032,583
		0.18%		03/04/14	217,160,000	217,145,528
		0.13%		03/27/14	186,500,000	186,470,125
		0.16%		04/11/14	20,000,000	20,001,250
		0.18%		04/15/14	55,000,000	54,996,778
		0.17%		04/22/14	105,000,000	105,010,805
		0.17%		04/24/14	90,000,000	90,009,584
		0.18%		05/01/14	75,000,000	74,889,167
		0.25%		07/10/14	100,000,000	100,000,000

Freddie Mac		0.10%		07/09/13	50,000,000	49,998,889
		0.14%		07/09/13	65,000,000	64,997,978
		4.50%		07/15/13	250,000,000	250,422,442
		0.06%		07/23/13	34,000,000	33,998,753
		8.09%		07/28/13	52,472,000	52,781,141
		0.15%		09/05/13	100,000,000	99,972,500
		0.15%		10/10/13	100,000,000	99,959,319
		0.09%		10/22/13	79,800,000	79,777,457
		0.16%		10/22/13	100,000,000	99,949,778
		4.88%		11/15/13	11,843,000	12,050,610
		0.38%		11/27/13	73,186,000	73,250,355
		0.11%		12/09/13	24,465,000	24,452,965
		0.10%		12/20/13	100,000,000	99,952,222
		0.63%		12/23/13	167,556,000	167,920,108
		0.11%		01/22/14	200,000,000	199,874,722
		0.15%		02/14/14	100,000,000	99,905,000
		0.18%		02/24/14	75,000,000	74,910,750
		1.38%		02/25/14	110,811,000	111,695,294

						8,715,651,730

See financial notes 15

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Treasury Debt 5.1%
United States Treasury Department		0.02%		07/25/13	298,000,000	297,996,027
		4.25%		08/15/13	331,000,000	332,723,351
		0.13%		08/31/13	50,000,000	50,005,043
		0.13%		09/30/13	103,000,000	103,011,174
		3.13%		09/30/13	50,000,000	50,377,839
		0.25%		10/31/13	67,000,000	67,035,075
		1.00%		01/15/14	100,000,000	100,481,320
		1.25%		04/15/14	15,000,000	15,127,401

						1,016,757,230

Total Fixed-Rate Obligations
(Cost $9,732,408,960)						9,732,408,960

Variable-Rate Obligations 20.6% of net assets

Government Agency Debt 20.6%
Fannie Mae		0.18%	07/12/13	08/12/13	9,200,000	9,200,658
		0.30%	07/01/13	01/27/14	7,800,000	7,809,514
		0.27%	07/03/13	03/04/14	22,595,000	22,610,225
		0.17%	07/20/13	06/20/14	365,095,000	365,190,539
		0.16%	07/27/13	02/27/15	100,000,000	99,958,252

Farm Credit System		0.22%	07/01/13	07/10/13	2,000,000	2,000,038
		0.16%		07/24/13	92,690,000	92,691,821
		0.19%	07/15/13	01/15/14	1,000,000	1,000,302
		0.16%	07/10/13	03/10/14	100,000,000	100,007,408
		0.15%	07/12/13	05/12/14	4,455,000	4,454,799
		0.15%	07/15/13	09/15/14	100,000,000	99,993,815

Federal Home Loan Bank		0.11%	07/01/13	07/17/13	225,000,000	224,996,451
		0.14%	07/01/13	07/17/13	10,000,000	10,000,179
		0.13%	07/01/13	07/23/13	100,000,000	99,999,082
		0.11%	07/01/13	07/25/13	100,000,000	99,997,660
		0.14%	07/01/13	07/26/13	100,000,000	99,999,315
		0.11%	07/01/13	08/01/13	119,150,000	119,150,562
		0.13%	07/01/13	08/01/13	100,000,000	99,998,641
		0.14%	07/01/13	08/22/13	268,000,000	268,008,784
		0.14%	07/01/13	09/04/13	50,000,000	50,002,690
		0.14%	07/01/13	09/06/13	7,500,000	7,500,972
		0.17%	07/01/13	12/06/13	77,500,000	77,533,324
		0.09%	07/03/13	01/03/14	75,000,000	74,992,277
		0.10%	07/27/13	01/27/14	335,000,000	334,929,181
		0.15%	07/01/13	02/03/14	100,000,000	99,969,960
		0.12%	07/12/13	02/12/14	125,000,000	124,992,401
		0.14%	07/28/13	02/28/14	200,000,000	199,986,795
		0.14%	07/01/13	04/15/14	50,000,000	50,023,995
		0.13%	07/25/13	04/25/14	150,000,000	150,000,000
		0.14%	07/01/13	04/25/14	25,000,000	25,012,413
		0.13%	07/02/13	05/02/14	150,000,000	150,000,933
		0.13%	07/15/13	05/15/14	134,000,000	134,000,820
		0.17%	07/26/13	06/26/14	75,000,000	75,007,911
		0.14%	07/19/13	12/19/14	150,000,000	149,977,717

Freddie Mac		0.28%	07/01/13	09/12/13	50,000,000	50,022,301
		0.13%	07/13/13	09/13/13	370,000,000	370,000,585
		0.23%	07/10/13	05/09/14	150,000,000	150,000,000

Total Variable-Rate Obligations
(Cost $4,101,022,320)						4,101,022,320

16 See financial notes

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 31.6% of net assets

Government Agency Repurchase Agreement 27.9%
Barclays Capital, Inc
Issued 04/09/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $210,000,001, 0.99% - 7.50%, due 07/15/25 - 02/25/44)		0.14%		07/01/13	200,064,556	200,000,000
Issued 05/28/13, repurchase date 08/26/13 (Collateralized by U.S. Government Agency Securities valued at $286,122,732, 0.00% - 6.30%, due 01/01/21 - 08/20/62)		0.10%		07/05/13	275,029,028	275,000,000
Issued 06/25/13, repurchase date 07/25/13 (Collateralized by U.S. Government Agency Securities valued at $136,500,000, 0.55% - 3.00%, due 06/15/28 - 06/16/43)		0.08%		07/05/13	130,002,889	130,000,000
Issued 06/03/13, repurchase date 09/03/13 (Collateralized by U.S. Government Agency Securities valued at $393,750,001, 0.00% - 6.00%, due 03/20/21 - 07/25/43)		0.09%		07/05/13	375,030,000	375,000,000

BNP Paribas Securities Corp
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $118,450,001, 2.50% - 6.00%, due 04/15/27 - 06/15/48)		0.15%		07/01/13	115,001,438	115,000,000
Issued 05/07/13, repurchase date 08/05/13 (Collateralized by U.S. Government Agency Securities valued at $257,500,000, 2.04% - 7.00%, due 09/01/19 - 06/15/43)		0.12%		07/05/13	250,049,167	250,000,000
Issued 05/15/13, repurchase date 08/15/13 (Collateralized by U.S. Government Agency Securities valued at $334,750,000, 0.00% - 6.50%, due 12/15/19 - 06/01/43)		0.12%		07/05/13	325,055,250	325,000,000

Credit Suisse Securities (USA), LLC
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $413,180,607, 3.00% - 4.50%, due 02/20/27 - 03/20/43)		0.12%		07/01/13	405,078,061	405,074,010
Issued 04/09/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $255,002,747, 0.00% - 7.50%, due 03/15/14 - 06/25/43)		0.18%		07/01/13	250,103,750	250,000,000
Issued 05/09/13, repurchase date 08/01/13 (Collateralized by U.S. Government Agency Securities valued at $204,000,550, 0.29% - 6.00%, due 11/25/19 - 05/16/53)	a	0.16%		08/01/13	200,074,667	200,000,000
Issued 05/14/13, repurchase date 08/12/13 (Collateralized by U.S. Government Agency Securities valued at $102,004,283, 3.50% - 4.50%, due 06/01/19 - 01/01/43)	a	0.16%		08/12/13	100,040,000	100,000,000

Deutsche Bank Securities, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $208,000,000, 2.00% - 3.00%, due 07/20/42 - 01/20/43)		0.25%		07/01/13	200,004,167	200,000,000
Issued 05/28/13, repurchase date 08/26/13 (Collateralized by U.S. Government Agency Securities valued at $260,000,001, 0.75% - 6.50%, due 05/15/28 - 08/01/42)		0.11%		07/05/13	250,029,028	250,000,000
Issued 06/12/13, repurchase date 09/03/13 (Collateralized by U.S. Government Agency Securities valued at $226,720,001, 2.25% - 7.00%, due 10/16/37 - 12/16/52)		0.11%		07/05/13	218,015,321	218,000,000
Issued 06/25/13, repurchase date 09/23/13 (Collateralized by U.S. Government Agency Securities valued at $103,797,451, 3.46% - 6.50%, due 06/01/37 - 06/15/53)		0.11%		07/05/13	100,003,056	100,000,000
Issued 06/05/13, repurchase date 09/05/13 (Collateralized by U.S. Government Agency Securities valued at $208,000,001, 2.00% - 2.75%, due 11/16/37 - 10/20/42)		0.12%		07/05/13	200,020,000	200,000,000
Issued 05/15/13, repurchase date 08/13/13 (Collateralized by U.S. Government Agency Securities valued at $520,000,000, 2.00% - 3.00%, due 11/16/37 - 11/20/42)		0.13%		07/05/13	500,092,083	500,000,000

See financial notes 17

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Goldman Sachs & Co
Issued 06/25/13, repurchase date 07/02/13 (Collateralized by U.S. Government Agency Securities valued at $168,300,000, 2.50% - 6.00%, due 03/01/26 - 06/01/43)		0.07%		07/02/13	165,002,246	165,000,000
Issued 06/26/13, repurchase date 07/03/13 (Collateralized by U.S. Government Agency Securities valued at $212,160,000, 1.94% - 9.00%, due 12/01/19 - 06/01/43)		0.06%		07/03/13	208,002,427	208,000,000

JP Morgan Securities, LLC
Issued 05/14/13, repurchase date 08/12/13 (Collateralized by U.S. Government Agency Securities valued at $156,230,792, 2.00% - 4.00%, due 01/16/38 - 05/01/43)	a	0.16%		08/12/13	150,060,000	150,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $206,000,001, 2.00% - 6.50%, due 02/15/32 - 06/25/43)		0.15%		07/01/13	200,002,500	200,000,000
Issued 06/03/13, repurchase date 09/03/13 (Collateralized by U.S. Government Agency Securities valued at $309,000,000, 0.75% - 6.00%, due 11/15/24 - 07/16/52)		0.14%		07/05/13	300,037,333	300,000,000
Issued 06/05/13, repurchase date 09/04/13 (Collateralized by U.S. Government Agency Securities valued at $103,000,000, 0.00% - 4.00%, due 03/15/26 - 07/25/43)		0.14%		07/05/13	100,011,667	100,000,000

Mizuho Securities (USA), Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $51,500,001, 4.00%, due 12/20/41 - 01/20/42)		0.17%		07/01/13	50,000,708	50,000,000

Morgan Stanley & Co, LLC
Issued 06/26/13, repurchase date 07/03/13 (Collateralized by U.S. Government Agency Securities valued at $282,540,001, 2.50% - 5.50%, due 06/01/25 - 05/01/43)		0.05%		07/03/13	277,002,693	277,000,000

						5,543,074,010

Treasury Repurchase Agreement 3.7%
Barclays Capital, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Treasury Securities valued at $81,623,741, 4.13%, due 05/15/15)		0.10%		07/01/13	80,000,667	80,000,000

Credit Suisse Securities (USA), LLC
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Treasury Securities valued at $102,001,907, 1.38% - 2.75%, due 11/30/15 - 11/15/42)		0.10%		07/01/13	100,000,833	100,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 06/27/13, repurchase date 07/03/13 (Collateralized by U.S. Treasury Securities valued at $255,000,013, 0.25% - 4.75%, due 05/15/14 - 05/31/19)		0.02%		07/03/13	250,000,833	250,000,000
Issued 06/25/13, repurchase date 07/25/13 (Collateralized by U.S. Treasury Securities valued at $153,000,047, 0.63% - 0.88%, due 01/31/17 - 09/30/17)		0.05%		07/05/13	150,002,083	150,000,000

18 See financial notes

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

UBS Securities, LLC
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Treasury Securities valued at $153,000,066, 0.63% - 1.75%, due 08/31/17 - 05/15/23)		0.10%		07/01/13	150,001,250	150,000,000

						730,000,000

Total Repurchase Agreements
(Cost $6,273,074,010)						6,273,074,010

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $20,106,505,290.

a	Illiquid security. At the period end, the value of these amounted to $450,000,000 or 2.3% of net assets.

At June 30, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

See financial notes 19

 Schwab Government Money Fund

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments, at cost and value		$13,833,431,280
Repurchase agreements, at cost and value	+	6,273,074,010

Total investments, at cost and value (Note 2a)		20,106,505,290
Receivables:
Interest		20,118,166
Prepaid expenses	+	5,787

Total assets		20,126,629,243

Liabilities

Payables:
Investments bought		249,982,667
Shareholder services fees		174,399
Trustees’ fees		190
Distributions to shareholders		69,986
Accrued expenses	+	408,468

Total liabilities		250,635,710

Net Assets

Total assets		20,126,629,243
Total liabilities	−	250,635,710

Net assets		$19,875,993,533

Net Assets by Source
Capital received from investors		19,875,825,898
Net investment income not yet distributed		19,630
Net realized capital gains		148,005

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$19,875,993,533		19,876,728,297		$1.00

20 See financial notes

 Schwab Government Money Fund

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Interest		$13,936,196

Expenses

Investment adviser and administrator fees		29,001,584
Shareholder service fees		37,148,111
Shareholder reports		313,282
Registration fees		236,309
Portfolio accounting fees		220,079
Custodian fees		179,306
Professional fees		40,350
Trustees’ fees		39,581
Transfer agent fees		8,318
Other expenses	+	188,700

Total expenses		67,375,620
Expense reduction by CSIM and its affiliates	−	54,368,165

Net expenses	−	13,007,455

Net investment income		928,741

Realized Gains (Losses)

Net realized gains on investments		148,005

Increase in net assets resulting from operations		$1,076,746

See financial notes 21

 Schwab Government Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$928,741	$1,748,612
Net realized gains	+	148,005	26,210

Increase in net assets from operations		1,076,746	1,774,822

Distributions to Shareholders

Distributions from net investment income		(928,741)	(1,748,644)

Transactions in Fund Shares*

Shares sold		42,871,995,239	76,075,888,912
Shares reinvested		792,950	1,650,933
Shares redeemed	+	(42,441,577,398)	(74,462,427,497)

Net transactions in fund shares		431,210,791	1,615,112,348

Net Assets

Beginning of period		19,444,634,737	17,829,496,211
Total increase	+	431,358,796	1,615,138,526

End of period		$19,875,993,533	$19,444,634,737

Net investment income not yet distributed		$19,630	$19,630

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

22 See financial notes

Schwab U.S. Treasury Money Fund™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.01
Net realized and unrealized gains (losses)	(0.00)[1]		0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.01
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.01)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.01		0.01		0.01		0.01		1.35

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.08	[3,4]	0.08	[4]	0.06	[4]	0.16	[4]	0.36	[4,5]	0.59 [6]
Gross operating expenses	0.72	[3]	0.72		0.72		0.72		0.72		0.74
Net investment income (loss)	0.01	[3]	0.01		0.01		0.01		0.01		1.02
Net assets, end of period ($ x 1,000,000)	21,925		23,526		25,876		18,004		19,509		31,986

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
5 The ratio of net operating expenses would have been 0.35% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
6 The ratio of net operating expenses would have been 0.58% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 23

 Schwab U.S. Treasury Money Fund

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

100.0%	Fixed-Rate Obligations	21,921,491,841	21,921,491,841

100.0%	Total Investments	21,921,491,841	21,921,491,841
0.0%	Other Assets and Liabilities, Net		3,548,472

100.0%	Net Assets		21,925,040,313

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 100.0% of net assets

Treasury Debt 94.1%
United States Treasury Department		0.01%		07/05/13	251,869,000	251,868,720
		0.03%		07/05/13	350,000,000	349,998,794
		0.04%		07/05/13	1,933,061,000	1,933,052,368
		0.06%		07/05/13	3,014,000	3,013,979
		0.00%		07/11/13	95,000,000	94,999,921
		0.03%		07/11/13	350,000,000	349,996,986
		0.04%		07/11/13	750,000,000	749,991,736
		0.05%		07/11/13	1,000,000,000	999,987,500
		0.02%		07/18/13	564,541,000	564,536,154
		0.05%		07/18/13	3,450,000,000	3,449,926,369
		0.00%		07/25/13	71,998,000	71,997,784
		0.03%		07/25/13	2,700,000,000	2,699,945,000
		0.04%		07/25/13	1,000,000,000	999,976,667
		0.18%		07/25/13	2,381,000	2,380,717
		0.38%		07/31/13	542,000,000	542,109,454
		3.38%		07/31/13	500,000,000	501,377,297
		0.75%		08/15/13	900,000,000	900,773,973
		4.25%		08/15/13	214,000,000	215,091,326
		0.05%		08/22/13	187,569,000	187,556,808
		0.13%		08/31/13	505,000,000	505,038,471
		3.13%		08/31/13	282,000,000	283,403,377
		0.12%		09/05/13	150,000,000	149,967,962
		0.75%		09/15/13	250,000,000	250,312,811
		0.13%		09/30/13	530,000,000	530,054,375
		3.13%		09/30/13	536,000,000	540,018,566
		0.50%		10/15/13	53,000,000	53,051,885
		0.08%		10/24/13	18,048,000	18,043,388
		0.25%		10/31/13	554,000,000	554,133,080
		2.75%		10/31/13	44,000,000	44,385,732
		0.50%		11/15/13	75,000,000	75,096,220
		4.25%		11/15/13	34,000,000	34,526,061
		0.25%		11/30/13	580,000,000	580,247,089
		2.00%		11/30/13	115,000,000	115,893,109
		0.75%		12/15/13	20,000,000	20,051,511
		0.13%		12/31/13	225,000,000	225,020,979
		1.50%		12/31/13	90,000,000	90,599,895
		1.00%		01/15/14	200,000,000	200,943,776

24 See financial notes

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		1.25%		02/15/14	90,000,000	90,633,989
		4.00%		02/15/14	50,000,000	51,193,951
		0.25%		02/28/14	255,000,000	255,131,155
		1.88%		02/28/14	20,000,000	20,224,237
		1.25%		03/15/14	166,000,000	167,304,045
		0.25%		03/31/14	125,000,000	125,072,586
		1.75%		03/31/14	335,000,000	338,961,527
		1.25%		04/15/14	210,000,000	211,822,285
		0.25%		04/30/14	225,000,000	225,174,380

						20,624,887,995

Government Agency Debt 5.9%
Federal Home Loan Bank		0.04%		07/11/13	13,700,000	13,699,867
		0.02%		07/18/13	250,000,000	249,997,639
		0.05%		07/19/13	134,486,000	134,482,638
		0.02%		07/22/13	6,244,000	6,243,927
		0.04%		07/24/13	200,000,000	199,995,528
		0.05%		07/24/13	68,200,000	68,197,821
		0.04%		07/26/13	26,300,000	26,299,361
		0.05%		07/26/13	200,000,000	199,993,750
		0.05%		07/31/13	36,000,000	35,998,500
		0.08%		08/22/13	100,000,000	99,988,444
		0.11%		09/04/13	33,000,000	32,993,744
		0.09%		09/06/13	41,000,000	40,993,133
		0.09%		09/13/13	45,000,000	44,992,137

Freddie Mac		0.11%		09/23/13	142,764,000	142,727,357

						1,296,603,846

Total Fixed-Rate Obligations
(Cost $21,921,491,841)						21,921,491,841

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $21,921,491,841.

At June 30, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

See financial notes 25

 Schwab U.S. Treasury Money Fund

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments, at cost and value (Note 2a)		$21,921,491,841
Cash		292
Receivables:
Investments sold		809,000,000
Interest		31,042,414
Prepaid expenses	+	18,278

Total assets		22,761,552,825

Liabilities

Payables:
Investments bought		835,978,056
Shareholder services fees		112,399
Distributions to shareholders		78,092
Accrued expenses	+	343,965

Total liabilities		836,512,512

Net Assets

Total assets		22,761,552,825
Total liabilities	−	836,512,512

Net assets		$21,925,040,313

Net Assets by Source
Capital received from investors		21,924,805,971
Net investment income not yet distributed		260,635
Net realized capital losses		(26,293)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$21,925,040,313		21,924,644,073		$1.00

26 See financial notes

 Schwab U.S. Treasury Money Fund

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Interest		$9,956,441

Expenses

Investment adviser and administrator fees		34,005,999
Shareholder service fees		44,281,643
Portfolio accounting fees		258,129
Custodian fees		218,150
Shareholder reports		208,315
Professional fees		46,613
Trustees’ fees		45,813
Registration fees		33,313
Transfer agent fees		8,468
Other expenses	+	245,049

Total expenses		79,351,492
Expense reduction by CSIM and its affiliates	−	70,502,067
Custody credits	−	4

Net expenses	−	8,849,421

Net investment income		1,107,020

Realized Gains (Losses)

Net realized losses on investments		(26,293)

Increase in net assets resulting from operations		$1,080,727

See financial notes 27

 Schwab U.S. Treasury Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$1,107,020	$2,372,077
Net realized gains (losses)	+	(26,293)	120,480

Increase in net assets from operations		1,080,727	2,492,557

Distributions to Shareholders

Distributions from net investment income		(1,107,020)	(2,363,429)

Transactions in Fund Shares*

Shares sold		30,459,299,255	61,696,620,900
Shares reinvested		986,021	2,284,877
Shares redeemed	+	(32,061,341,472)	(64,048,700,163)

Net transactions in fund shares		(1,601,056,196)	(2,349,794,386)

Net Assets

Beginning of period		23,526,122,802	25,875,788,060
Total decrease	+	(1,601,082,489)	(2,349,665,258)

End of period		$21,925,040,313	$23,526,122,802

Net investment income not yet distributed		$260,635	$260,635

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

28 See financial notes

Schwab Treasury Obligations Money Fund™

Financial Statements

Financial Highlights

	1/1/13–		6/5/12[1]–
Sweep Shares	6/30/13*		12/31/12

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[2]	0.00	[2]
Net realized and unrealized gains (losses)	0.00	[2]	—

Total from investment operations	0.00	[2]	0.00	[2]
Less distributions:
Distributions from net investment income	(0.00)[2]		(0.00)[2]

Net asset value at end of period	1.00		1.00

Total return (%)	0.01	[3]	0.01	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	[4,5]	0.16	[4,5]
Gross operating expenses	0.77	[4]	0.80	[4]
Net investment income (loss)	0.01	[4]	0.01	[4]
Net assets, end of period ($ x 1,000,000)	1,346		1,348

	1/1/13–		4/24/12[1]–
Value Advantage Shares	6/30/13*		12/31/12

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[2]	0.00	[2]
Net realized and unrealized gains (losses)	0.00	[2]	—

Total from investment operations	0.00	[2]	0.00	[2]
Less distributions:
Distributions from net investment income	(0.00)[2]		(0.00)[2]

Net asset value at end of period	1.00		1.00

Total return (%)	0.01	[3]	0.01	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	[4,5]	0.15	[4,5]
Gross operating expenses	0.59	[4]	0.79	[4]
Net investment income (loss)	0.01	[4]	0.01	[4]
Net assets, end of period ($ x 1,000,000)	96		111

* Unaudited.
1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Annualized.
5 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)

See financial notes 29

 Schwab Treasury Obligations Money Fund

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

36.6%	U.S. Government Securities	527,088,272	527,088,272
63.3%	Repurchase Agreements	912,994,363	912,994,363

99.9%	Total Investments	1,440,082,635	1,440,082,635
0.1%	Other Assets and Liabilities, Net		1,538,041

100.0%	Net Assets		1,441,620,676

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

U.S. Government Securities 36.6% of net assets

Treasury Notes 36.6%
United States Treasury Department		0.38%		07/31/13	65,000,000	65,012,254
		4.25%		08/15/13	5,000,000	5,025,030
		0.13%		08/31/13	20,000,000	20,001,464
		3.13%		08/31/13	25,000,000	25,126,254
		0.13%		09/30/13	5,000,000	5,000,542
		3.13%		09/30/13	25,000,000	25,185,385
		0.50%		10/15/13	25,000,000	25,024,474
		0.25%		10/31/13	65,000,000	65,018,035
		2.75%		10/31/13	15,000,000	15,131,758
		0.50%		11/15/13	25,000,000	25,032,074
		4.25%		11/15/13	5,000,000	5,077,362
		0.25%		11/30/13	45,000,000	45,018,526
		2.00%		11/30/13	20,000,000	20,155,426
		0.75%		12/15/13	30,000,000	30,089,413
		1.50%		12/31/13	10,000,000	10,066,655
		1.25%		02/15/14	40,000,000	40,280,342
		4.00%		02/15/14	10,000,000	10,238,790
		0.25%		02/28/14	25,000,000	25,012,858
		1.75%		03/31/14	35,000,000	35,413,591
		1.25%		04/15/14	20,000,000	20,169,868
		0.25%		04/30/14	10,000,000	10,008,171

Total U.S. Government Securities
(Cost $527,088,272)						527,088,272

30 See financial notes

 Schwab Treasury Obligations Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 63.3% of net assets

Treasury Repurchase Agreement 63.3%
Barclays Capital, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Treasury Securities valued at $253,020,085, 0.13% - 4.25%, due 07/31/14 - 02/15/22)		0.10%		07/01/13	247,996,430	247,994,363

Deutsche Bank Securities, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Treasury Securities valued at $71,400,045, 0.25%, due 04/15/16)		0.12%		07/01/13	70,000,700	70,000,000
Issued 06/03/13, repurchase date 09/03/13 (Collateralized by U.S. Treasury Securities valued at $102,000,050, 0.00% - 8.13%, due 11/07/13 - 11/15/26)		0.07%		07/05/13	100,006,222	100,000,000

Goldman Sachs & Co
Issued 06/25/13, repurchase date 07/02/13 (Collateralized by U.S. Treasury Securities valued at $204,000,114, 2.00%, due 01/15/14)		0.03%		07/02/13	200,001,167	200,000,000

JP Morgan Securities, LLC
Issued 06/27/13, repurchase date 07/03/13 (Collateralized by U.S. Treasury Securities valued at $51,024,266, 4.25% - 5.13%, due 11/15/14 - 11/15/16)		0.04%		07/03/13	50,000,333	50,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 06/25/13, repurchase date 07/02/13 (Collateralized by U.S. Treasury Securities valued at $102,000,073, 0.13% - 3.00%, due 12/31/13 - 05/15/42)		0.03%		07/02/13	100,000,583	100,000,000
Issued 06/14/13, repurchase date 09/03/13 (Collateralized by U.S. Treasury Securities valued at $147,900,086, 0.88% - 1.75%, due 01/31/14 - 01/31/17)		0.06%		07/05/13	145,005,075	145,000,000

Total Repurchase Agreements
(Cost $912,994,363)						912,994,363

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $1,440,082,635.

At June 30, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

See financial notes 31

 Schwab Treasury Obligations Money Fund

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments, at cost and value		$527,088,272
Repurchase agreements, at cost and value	+	912,994,363

Total investments, at cost and value (Note 2a)		1,440,082,635
Cash		1
Receivables:
Interest		1,527,692
Fund shares sold		141,562
Prepaid expenses	+	30,455

Total assets		1,441,782,345

Liabilities

Payables:
Investment adviser and administrator fees		2,910
Fund shares redeemed		153,535
Distributions to shareholders	+	5,224

Total liabilities		161,669

Net Assets

Total assets		1,441,782,345
Total liabilities	−	161,669

Net assets		$1,441,620,676

Net Assets by Source
Capital received from investors		1,441,617,622
Net realized capital gains		3,054

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$1,345,538,478		1,345,535,615		$1.00
Value Advantage Shares	$96,082,198		96,082,007		$1.00

32 See financial notes

 Schwab Treasury Obligations Money Fund

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Interest		$863,098

Expenses

Investment adviser and administrator fees		2,620,756
Shareholder service fees:
Sweep Shares		2,886,287
Value Advantage Shares		112,035
Registration fees		97,783
Portfolio accounting fees		34,845
Professional fees		20,495
Trustees’ fees		14,471
Transfer agent fees		14,169
Custodian fees		13,955
Shareholder reports		13,058
Other expenses	+	7,863

Total expenses		5,835,717
Expense reduction by CSIM and its affiliates	−	5,049,868

Net expenses	−	785,849

Net investment income		77,249

Realized Gains (Losses)

Net realized gains on investments		3,054

Increase in net assets resulting from operations		$80,303

See financial notes 33

 Schwab Treasury Obligations Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			4/24/12*-12/31/12
Net investment income		$77,249	$27,237
Net realized gains	+	3,054	—

Increase in net assets from operations		80,303	27,237

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(72,157)	(23,739)
Value Advantage Shares	+	(5,092)	(3,498)

Total distributions from net investment income		(77,249)	(27,237)

Transactions in Fund Shares**

Shares Sold
Sweep Shares		2,506,081,992	3,051,986,951
Value Advantage Shares	+	53,015,699	152,474,995

Total shares sold		2,559,097,691	3,204,461,946

Shares Reinvested
Sweep Shares		65,638	23,429
Value Advantage Shares	+	4,041	2,623

Total shares reinvested		69,679	26,052

Shares Redeemed
Sweep Shares		(2,508,958,981)	(1,703,663,414)
Value Advantage Shares	+	(68,344,602)	(41,070,749)

Total shares redeemed		(2,577,303,583)	(1,744,734,163)

Net transactions in fund shares		(18,136,213)	1,459,753,835

Net Assets

Beginning of period		1,459,753,835	—
Total increase or decrease	+	(18,133,159)	1,459,753,835

End of period		$1,441,620,676	$1,459,753,835

*	Commencement of operations.
**	Transactions took place at $1.00 per share; figures for shares quantities are the same as for dollars.

34 See financial notes

Schwab Value Advantage Money Fund®

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
Investor Shares	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.03
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1,2]	(0.00)[1]		—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.03)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[3]	0.01		0.01		0.01		0.24		2.59

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.27	[4,5]	0.28	[5,6]	0.26	[5]	0.33	[5]	0.43	[5,7]	0.44 [8]
Gross operating expenses	0.58	[4]	0.57	[6]	0.57		0.56		0.59		0.56
Net investment income (loss)	0.01	[4]	0.01		0.01		0.01		0.27		2.60
Net assets, end of period ($ x 1,000,000)	9,070		9,930		11,576		15,291		23,242		37,685

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
Select Shares	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.03
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1,2]	(0.00)[1]		—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.03)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[3]	0.01		0.01		0.03		0.31		2.69

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.27	[4,5]	0.27	[5,6]	0.26	[5]	0.32	[5]	0.35	[5,7]	0.34 [8]
Gross operating expenses	0.48	[4]	0.47	[6]	0.47		0.46		0.49		0.45
Net investment income (loss)	0.01	[4]	0.01		0.01		0.03		0.35		2.71
Net asset, end of period ($ x 1,000,000)	1,269		1,403		1,871		2,617		4,091		6,130

* Unaudited.
1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Not annualized.
4 Annualized.
5 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6 The ratio of gross operating expenses would have been 0.58% for Investor Shares and 0.48% for Select Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
7 The ratio of net operating expenses would have been 0.40% for Investor Shares and 0.31% for Select Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
8 The ratio of net operating expenses would have been 0.43% for Investor Shares and 0.33% for Select Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 35

 Schwab Value Advantage Money Fund

Financial Highlights continued

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
Institutional Shares	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.03
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1,2]	(0.00)[1]		—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.03)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.02	[3]	0.05		0.04		0.11		0.39		2.78

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.24	[4,5]	0.24	[5,6]	0.23	[5]	0.24	[5]	0.28	[5,7]	0.25 [7]
Gross operating expenses	0.37	[4]	0.36	[6]	0.36		0.35		0.38		0.35
Net investment income (loss)	0.04	[4]	0.04		0.04		0.10		0.42		2.77
Net assets, end of period ($ x 1,000,000)	1,112		1,264		1,524		2,160		3,087		4,464

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
Institutional Prime Shares	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.03
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1,2]	(0.00)[1]		—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.03)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.03	[3]	0.08		0.06		0.14		0.42		2.81

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[4,5]	0.21	[5,6]	0.21	[5]	0.21	[5]	0.25	[5,7]	0.22 [7]
Gross operating expenses	0.35	[4]	0.34	[6]	0.34		0.33		0.35		0.32
Net investment income (loss)	0.07	[4]	0.08		0.06		0.14		0.43		2.89
Net assets, end of period ($ x 1,000,000)	2,183		1,923		1,416		1,975		2,185		2,476

* Unaudited.
1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Not annualized.
4 Annualized.
5 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6 The ratio of gross operating expenses would have been 0.37% for Institutional Shares and 0.35% for Institutional Prime Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
7 The ratio of net operating expenses would have been 0.24% for Institutional Shares and 0.21% for Institutional Prime Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

36 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

65.0%	Fixed-Rate Obligations	8,863,860,675	8,863,860,675
16.1%	Variable-Rate Obligations	2,196,805,048	2,196,805,048
18.9%	Repurchase Agreements	2,574,080,100	2,574,080,100

100.0%	Total Investments	13,634,745,823	13,634,745,823
(0.0%)	Other Assets and Liabilities, Net		(445,093)

100.0%	Net Assets		13,634,300,730

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 65.0% of net assets

Asset Backed Commercial Paper 9.2%
CAFCO, LLC	a,b,c	0.50%		08/05/13	30,000,000	29,985,417
	a,b,c	0.40%		11/25/13	24,000,000	23,960,800

Cancara Asset Securitisation, LLC	a,b,c	0.24%		07/08/13	20,000,000	19,999,067
	a,b,c	0.22%		08/12/13	15,000,000	14,996,150
	a,b,c	0.21%		09/23/13	8,000,000	7,996,080
	a,b,c	0.21%		09/24/13	17,000,000	16,991,571
	a,b,c	0.21%		09/26/13	69,000,000	68,964,982
	a,b,c	0.21%		10/01/13	29,000,000	28,984,437
	a,b,c	0.21%		10/07/13	17,000,000	16,990,282

Chariot Funding, LLC	a,b,c	0.30%		07/08/13	20,000,000	19,998,833
	a,b,c	0.30%		07/11/13	31,000,000	30,997,417
	a,b,c	0.27%		08/28/13	44,000,000	43,980,860
	a,b,c	0.27%		09/17/13	5,000,000	4,997,075
	a,b,c	0.27%		10/03/13	3,000,000	2,997,885
	a,b,c	0.26%		10/07/13	46,000,000	45,967,442
	a,b,c	0.26%		10/11/13	5,000,000	4,996,317
	a,b,c	0.26%		10/15/13	10,000,000	9,992,344

Charta, LLC	a,b,c	0.43%		12/19/13	19,000,000	18,961,192

Ciesco, LLC	a,b,c	0.50%		08/05/13	30,000,000	29,985,417
	a,b,c	0.46%		09/04/13	100,000,000	99,916,944

Collateralized Commercial Paper Co, LLC	a,b	0.32%		12/20/13	39,000,000	38,940,373

Collateralized Commercial Paper II Co, LLC	b,c	0.32%		12/02/13	51,000,000	50,930,187
	b,c	0.32%		12/20/13	40,000,000	39,938,844

CRC Funding, LLC	a,b,c	0.50%		08/05/13	97,000,000	96,952,848
	a,b,c	0.46%		09/16/13	57,000,000	56,943,918

Crown Point Capital Co, LLC	a,b,c	0.28%		07/19/13	8,000,000	7,998,880

See financial notes 37

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Gotham Funding Corp	a,b,c	0.19%		07/09/13	2,000,000	1,999,916

Govco, LLC	a,b,c	0.40%		12/12/13	16,000,000	15,970,844

Jupiter Securitization Corp	a,b,c	0.30%		07/08/13	15,000,000	14,999,125
	a,b,c	0.30%		07/11/13	50,000,000	49,995,833
	a,b,c	0.27%		09/17/13	5,000,000	4,997,075
	a,b,c	0.27%		09/19/13	25,000,000	24,985,000

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.20%		07/19/13	4,000,000	3,999,610
	a,b,c	0.20%		07/22/13	22,000,000	21,997,497
	a,b,c	0.22%		08/07/13	23,000,000	22,994,799

Market Street Funding Corp	a,b,c	0.19%		07/10/13	16,000,000	15,999,240
	a,b,c	0.16%		08/05/13	15,000,000	14,997,667
	a,b,c	0.18%		09/16/13	8,000,000	7,996,920

MetLife Short Term Funding, LLC	a,b,c	0.17%		09/23/13	19,000,000	18,992,463

Nieuw Amsterdam Receivables Corp	a,b,c	0.20%		09/06/13	50,000,000	49,981,389

Ridgefield Funding Co, LLC	a,b,c	0.35%		07/26/13	22,000,000	21,994,653
	a,b,c	0.35%		08/05/13	22,150,000	22,142,463
	a,b,c	0.35%		08/06/13	27,000,000	26,990,550

Royal Park Investments Funding Corp	a,b,c	0.25%		07/12/13	11,000,000	10,999,160

Sheffield Receivables Corp	a,b,c	0.22%		07/22/13	41,000,000	40,994,738
	a,b,c	0.21%		07/24/13	24,725,000	24,721,683
	a,b,c	0.21%		09/06/13	3,000,000	2,998,828

						1,254,115,015

Financial Company Commercial Paper 10.0%
Barclays US Funding Corp	a	0.21%		09/24/13	53,000,000	52,973,721
	a	0.36%		10/21/13	2,000,000	1,997,760
	a	0.32%		11/14/13	74,000,000	73,910,542

Commonwealth Bank of Australia	c	0.17%		09/16/13	59,000,000	58,978,548

General Electric Capital Corp		0.18%		07/25/13	75,000,000	74,991,000
		0.23%		10/01/13	7,000,000	6,995,886
		0.23%		10/07/13	213,000,000	212,866,638
		0.23%		10/28/13	51,000,000	50,961,226
		0.23%		10/29/13	131,000,000	130,899,567

ING (U.S.) Funding, LLC	a	0.26%		08/27/13	33,000,000	32,986,415
	a	0.25%		09/05/13	33,000,000	32,984,875
	a	0.24%		09/17/13	111,000,000	110,943,483
	a	0.28%		10/28/13	47,000,000	46,957,275

JP Morgan Chase & Co		0.31%		10/10/13	20,000,000	19,982,606

Lloyds TSB Bank PLC		0.21%		08/05/13	4,000,000	3,999,183

National Australia Funding (Delaware), Inc	a	0.18%		09/11/13	12,000,000	11,995,680

Nationwide Building Society		0.26%		10/04/13	44,000,000	43,969,811

NRW.BANK		0.10%		07/03/13	30,000,000	29,999,833
		0.11%		07/03/13	174,000,000	173,998,985

RBS Holdings USA, Inc	a,c	0.30%		08/07/13	46,000,000	45,985,817

38 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Skandinaviska Enskilda Banken AB		0.34%		07/09/13	3,000,000	2,999,773
		0.23%		09/18/13	19,000,000	18,990,410
		0.30%		09/19/13	13,000,000	12,991,333
		0.21%		10/01/13	14,000,000	13,992,487

State Street Corp		0.17%		10/01/13	47,000,000	46,979,581

Swedbank AB		0.21%		08/06/13	34,000,000	33,992,860
		0.29%		11/19/13	19,000,000	18,978,419

						1,367,303,714

Other Commercial Paper 2.0%
Reckitt Benckiser Treasury Services PLC	a,c	0.52%		07/19/13	17,000,000	16,995,580
	a,c	0.32%		01/17/14	10,500,000	10,481,333

Sunshine State Government Financing Commission
CP Revenue Taxable Notes Series H	a	0.22%		10/09/13	7,230,000	7,230,000

Toyota Motor Credit Corp	a	0.19%		07/10/13	14,000,000	13,999,335
	a	0.18%		09/24/13	27,000,000	26,988,525
	a	0.25%		12/19/13	130,000,000	129,845,625
	a	0.25%		02/20/14	65,000,000	64,894,375

						270,434,773

Certificate of Deposit 36.6%
Abbey National Treasury Services PLC	a	0.20%		07/25/13	12,000,000	12,000,000
	a	0.32%		08/12/13	65,000,000	65,000,000
	a	0.30%		08/28/13	58,000,000	58,000,000

Bank of Montreal		0.12%		07/01/13	145,000,000	145,000,000
		0.09%		07/02/13	150,000,000	150,000,000
		0.07%		07/03/13	22,000,000	22,000,000
		0.08%		07/05/13	22,000,000	22,000,000

Bank of the West		0.28%		08/30/13	39,000,000	39,000,000
		0.28%		09/12/13	43,000,000	43,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.33%		07/09/13	48,000,000	48,000,000
		0.40%		10/15/13	22,000,000	22,000,000
		0.40%		10/17/13	98,000,000	98,000,000
		0.40%		10/18/13	25,000,000	25,000,000
		0.33%		01/02/14	28,000,000	28,000,000
		0.33%		01/15/14	57,000,000	57,000,000

Barclays Bank PLC		0.42%		07/16/13	25,000,000	25,000,000
		0.38%		09/23/13	10,000,000	10,000,000
		0.36%		10/23/13	30,000,000	30,000,000
		0.32%		11/15/13	24,000,000	24,000,000
		0.31%		11/18/13	29,000,000	29,000,000
		0.31%		12/23/13	3,000,000	3,000,000

BNP Paribas		0.44%		09/05/13	63,000,000	63,000,000
		0.40%		09/16/13	56,000,000	56,000,000
		0.40%		09/25/13	41,000,000	41,009,757
		0.41%		10/15/13	3,000,000	3,000,000
		0.39%		12/12/13	104,000,000	104,000,000

Branch Banking & Trust Co		0.19%		09/05/13	17,000,000	17,000,000
		0.19%		09/24/13	15,000,000	15,000,000

Chase Bank USA, NA		0.33%		02/12/14	7,000,000	7,000,000
		0.32%		02/24/14	51,000,000	51,000,000

See financial notes 39

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.32%		03/03/14	38,000,000	38,000,000
		0.32%		03/04/14	50,000,000	50,000,000
		0.32%		03/10/14	10,000,000	10,000,000

Citibank, NA		0.43%		09/13/13	93,000,000	93,000,000
		0.40%		11/13/13	16,000,000	16,000,000
		0.40%		11/18/13	14,000,000	14,000,000
		0.40%		12/16/13	14,000,000	14,000,000
		0.40%		12/19/13	80,000,000	80,000,000
		0.40%		12/20/13	107,000,000	107,000,000

Credit Agricole Corporate & Investment Bank		0.30%		08/08/13	65,000,000	65,000,000

Credit Agricole SA		0.31%		08/20/13	40,000,000	40,000,000
		0.28%		09/19/13	85,000,000	85,000,000

Credit Suisse AG		0.29%		07/29/13	142,000,000	142,000,000
		0.29%		10/23/13	33,000,000	33,000,000
		0.29%		11/06/13	91,000,000	91,000,000

Deutsche Bank AG		0.46%		07/09/13	38,000,000	38,000,000
		0.41%		08/21/13	58,000,000	58,000,000
		0.44%		08/29/13	38,000,000	38,000,000
		0.41%		09/20/13	22,000,000	22,000,000
		0.37%		11/26/13	120,000,000	120,000,000
		0.73%		01/17/14	87,000,000	87,000,000

DNB Bank ASA		0.25%		07/01/13	45,000,000	45,000,000
		0.06%		07/05/13	46,000,000	46,000,000
		0.07%		07/05/13	59,000,000	59,000,000
		0.23%		08/09/13	53,000,000	53,000,000

ING Bank NV		0.47%		07/17/13	1,000,000	1,000,000
		0.40%		08/02/13	19,000,000	19,000,000
		0.28%		09/06/13	10,000,000	10,000,000
		0.40%		10/18/13	14,000,000	14,000,000

JPMorgan Chase Bank, NA		0.20%		07/29/13	153,000,000	153,000,000
		0.20%		08/01/13	100,000,000	100,000,000
		0.25%		10/29/13	83,000,000	83,000,000
		0.32%		03/11/14	58,000,000	58,000,000

Lloyds TSB Bank PLC		0.20%		07/25/13	25,000,000	25,000,000
		0.20%		07/30/13	35,000,000	35,000,000

Mitsubishi UFJ Trust & Banking Corp		0.31%		07/08/13	15,000,000	15,000,000
		0.33%		07/09/13	58,000,000	58,000,000
		0.33%		07/10/13	32,000,000	32,000,000
		0.32%		07/16/13	25,000,000	25,000,000

Mizuho Corporate Bank Ltd		0.24%		07/01/13	46,000,000	46,000,000
		0.23%		07/11/13	16,000,000	16,000,000
		0.24%		07/16/13	35,000,000	35,000,000
		0.24%		07/18/13	95,000,000	95,000,000
		0.22%		09/10/13	26,000,000	26,000,000
		0.22%		09/16/13	28,000,000	28,000,000

National Australia Bank Ltd		0.36%		07/11/13	45,000,000	45,000,000
		0.35%		08/01/13	14,000,000	14,000,000
		0.25%		02/28/14	103,000,000	103,000,000

Rabobank Nederland		0.23%		12/02/13	100,000,000	100,000,000

Skandinaviska Enskilda Banken AB		0.29%		12/13/13	53,000,000	53,000,000

40 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Societe Generale		0.68%		07/01/13	71,000,000	71,000,000
		0.32%		08/02/13	60,000,000	60,000,000
		0.30%		10/08/13	37,000,000	37,000,000

Sumitomo Mitsui Banking Corp		0.23%		08/01/13	40,000,000	40,000,000
		0.23%		08/06/13	49,000,000	49,000,000
		0.23%		08/15/13	8,000,000	8,000,000
		0.23%		09/04/13	44,000,000	44,000,000
		0.23%		09/06/13	10,000,000	10,000,000
		0.23%		09/10/13	78,000,000	78,000,000
		0.36%		10/22/13	110,000,000	110,000,000
		0.30%		12/16/13	8,000,000	8,000,000
		0.33%		01/17/14	31,000,000	31,000,000
		0.32%		02/13/14	34,000,000	34,000,000
		0.31%		02/19/14	15,000,000	15,000,000

Sumitomo Mitsui Trust Bank Ltd		0.24%		07/01/13	13,000,000	13,000,000
		0.24%		07/18/13	47,000,000	47,000,000
		0.24%		07/22/13	43,000,000	43,000,000
		0.24%		07/23/13	40,000,000	40,000,000
		0.23%		09/06/13	15,000,000	15,000,000

Toronto-Dominion Bank		0.10%		07/01/13	87,000,000	87,000,000
		0.14%		07/16/13	69,000,000	69,000,000
		0.20%		10/25/13	75,000,000	75,000,000
		0.23%		11/06/13	65,000,000	65,000,000

						4,994,009,757

Government Agency Debt 0.5%
Fannie Mae		0.07%		08/07/13	4,000,000	3,999,712

Federal Home Loan Bank		0.05%		07/03/13	31,000,000	30,999,914
		0.07%		08/02/13	10,000,000	9,999,378
		0.07%		08/09/13	3,000,000	2,999,772
		0.08%		08/21/13	12,000,000	11,998,640

						59,997,416

Other Instrument 6.3%
Australia & New Zealand Banking Group Ltd		0.12%		07/02/13	190,000,000	190,000,000
		0.10%		07/05/13	100,000,000	100,000,000

Bank of Nova Scotia		0.01%		07/01/13	280,000,000	280,000,000

Canadian Imperial Bank of Commerce		0.01%		07/01/13	195,000,000	195,000,000

Citibank, NA		0.09%		07/02/13	18,000,000	18,000,000
		0.13%		07/05/13	19,000,000	19,000,000

Royal Bank of Canada		0.05%		07/01/13	60,000,000	60,000,000

						862,000,000

Other Note 0.4%
Bank of America, NA		0.29%		08/08/13	56,000,000	56,000,000

Total Fixed-Rate Obligations
(Cost $8,863,860,675)						8,863,860,675

See financial notes 41

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Obligations 16.1% of net assets

Asset Backed Commercial Paper 0.7%
Old Line Funding, LLC	a,b,c	0.23%	07/10/13	03/10/14	90,000,000	90,000,000

Financial Company Commercial Paper 3.0%
Australia & New Zealand Banking Group Ltd		0.21%	07/08/13	03/07/14	82,000,000	82,000,000

Commonwealth Bank of Australia	c	0.23%	07/24/13	02/24/14	58,000,000	58,000,000

JP Morgan Chase & Co		0.36%	07/22/13	01/22/14	268,000,000	268,000,000

						408,000,000

Certificate of Deposit 8.6%
Bank of Nova Scotia		0.38%	07/01/13	07/26/13	127,000,000	127,000,000

Mitsubishi UFJ Trust & Banking Corp		0.24%	07/19/13	12/19/13	11,000,000	11,000,000
		0.26%	08/02/13	01/02/14	62,000,000	62,000,000

National Australia Bank Ltd		0.21%	07/18/13	02/18/14	30,000,000	30,000,000

Rabobank Nederland		0.27%	07/05/13	03/04/14	113,000,000	113,000,000

Royal Bank of Canada		0.31%	07/24/13	06/24/14	76,000,000	76,000,000

Toronto-Dominion Bank		0.24%	07/17/13	06/17/14	127,000,000	127,000,000
		0.24%	07/18/13	06/18/14	50,000,000	50,000,000
		0.24%	07/19/13	06/19/14	140,000,000	140,000,000

Wells Fargo Bank, NA		0.13%	07/01/13	09/06/13	108,000,000	108,000,000
		0.18%	07/01/13	01/02/14	144,000,000	144,000,000
		0.24%	07/22/13	05/20/14	42,000,000	42,000,000

Westpac Banking Corp		0.29%	07/01/13	04/25/14	145,000,000	145,000,000

						1,175,000,000

Government Agency Debt 2.6%
Freddie Mac		0.23%	07/10/13	05/09/14	350,000,000	350,000,000

Other Note 1.1%
Commonwealth Bank of Australia	c	0.50%	07/29/13	07/25/14	50,000,000	50,000,000

JPMorgan Chase Bank, NA		0.36%	07/22/13	06/20/14	50,000,000	50,000,000

Wells Fargo Bank, NA		0.32%	09/13/13	07/14/14	50,000,000	50,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	5,510,048	5,510,048

						155,510,048

Variable Rate Demand Note 0.1%
EMF, LLC
Bonds (One Workplace) Series 2012	a	0.34%		07/05/13	4,600,000	4,600,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.20%		07/05/13	2,695,000	2,695,000

42 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Texas
TRAN Series 2012	a,c	0.07%		07/01/13	11,000,000	11,000,000

						18,295,000

Total Variable-Rate Obligations
(Cost $2,196,805,048)						2,196,805,048

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 18.9% of net assets

Government Agency Repurchase Agreement 13.0%
BNP Paribas Securities Corp
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $120,510,000, 2.69% - 6.00%, due 03/15/27 - 09/15/53)		0.15%		07/01/13	117,001,463	117,000,000
Issued 06/19/13, repurchase date 07/19/13 (Collateralized by U.S. Government Agency Securities valued at $120,750,001, 0.74% - 4.50%, due 12/25/31 - 11/25/41)		0.07%		07/05/13	115,003,578	115,000,000

Credit Suisse Securities (USA), LLC
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $164,682,906, 3.50% - 4.00%, due 05/20/42 - 05/20/43)		0.12%		07/01/13	161,452,745	161,451,130
Issued 06/26/13, repurchase date 07/03/13 (Collateralized by U.S. Government Agency Securities valued at $15,303,340, 3.00%, due 03/01/33)		0.05%		07/03/13	15,000,146	15,000,000

Deutsche Bank Securities, Inc
Issued 06/07/13, repurchase date 09/06/13 (Collateralized by U.S. Government Agency Securities valued at $88,400,000, 3.50% - 5.50%, due 11/01/35 - 12/01/42)		0.12%		07/05/13	85,007,933	85,000,000
Issued 06/05/13, repurchase date 09/05/13 (Collateralized by U.S. Government Agency Securities valued at $104,000,001, 0.53% - 6.50%, due 10/15/26 - 05/01/43)		0.12%		07/05/13	100,010,000	100,000,000
Issued 06/06/13, repurchase date 09/05/13 (Collateralized by U.S. Government Agency Securities valued at $41,600,001, 7.00%, due 03/20/42)		0.12%		07/05/13	40,003,867	40,000,000

Goldman Sachs & Co
Issued 06/24/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $94,860,000, 2.50% - 9.08%, due 09/01/19 - 06/01/43)		0.07%		07/01/13	93,001,266	93,000,000
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $58,140,001, 2.57% - 5.00%, due 05/01/40 - 04/01/42)		0.14%		07/01/13	57,000,665	57,000,000
Issued 06/26/13, repurchase date 07/03/13 (Collateralized by U.S. Government Agency Securities valued at $242,760,001, 2.11% - 6.50%, due 01/01/21 - 06/01/43)		0.06%		07/03/13	238,002,777	238,000,000
Issued 06/27/13, repurchase date 07/05/13 (Collateralized by U.S. Government Agency Securities valued at $76,500,001, 2.50% - 6.50%, due 08/01/17 - 07/01/43)		0.06%		07/05/13	75,001,000	75,000,000

JP Morgan Securities, LLC
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $206,000,000, 3.00% - 3.50%, due 03/01/33 - 05/01/43)		0.15%		07/01/13	200,002,500	200,000,000

See financial notes 43

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $61,800,000, 1.67% - 4.50%, due 11/25/22 - 05/16/50)		0.15%		07/01/13	60,000,750	60,000,000
Issued 06/05/13, repurchase date 09/04/13 (Collateralized by U.S. Government Agency Securities valued at $92,700,000, 2.50% - 4.50%, due 03/15/26 - 07/25/41)		0.14%		07/05/13	90,010,500	90,000,000

Mizuho Securities (USA), Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $51,500,001, 4.00%, due 12/15/41 - 12/20/41)		0.17%		07/01/13	50,000,708	50,000,000

Morgan Stanley & Co, LLC
Issued 06/26/13, repurchase date 07/03/13 (Collateralized by U.S. Government Agency Securities valued at $277,440,000, 2.00% - 6.00%, due 03/01/23 - 07/01/43)		0.05%		07/03/13	272,002,644	272,000,000

						1,768,451,130

Treasury Repurchase Agreement 1.0%
Barclays Capital, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Treasury Securities valued at $90,401,621, 4.00%, due 02/15/15)		0.10%		07/01/13	88,629,709	88,628,970

BNP Paribas Securities Corp
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Treasury Securities valued at $43,860,057, 0.13%, due 07/15/22)		0.10%		07/01/13	43,000,358	43,000,000

						131,628,970

Other Repurchase Agreement* 4.9%
BNP Paribas Securities Corp
Issued 06/03/13, repurchase date 07/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $22,078,750, 1.05% - 7.05%, due 01/30/14 - 05/27/40)		0.27%		07/01/13	21,004,410	21,000,000
Issued 06/07/13, repurchase date 07/08/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $27,304,427, 0.00% - 7.88%, due 10/15/13 - 03/15/43)		0.27%		07/05/13	26,005,460	26,000,000
Issued 06/21/13, repurchase date 07/22/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $8,050,001, 0.00% - 8.75%, due 07/15/14 - 08/01/23)		0.40%		07/05/13	7,001,089	7,000,000

Credit Suisse Securities (USA), LLC
Issued 03/22/13, repurchase date 07/03/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $80,500,530, 0.00% - 5.19%, due 08/25/34 - 08/25/47)		0.71%		07/03/13	70,142,197	70,000,000
Issued 05/08/13, repurchase date 08/21/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $25,300,135, 0.41% - 5.38%, due 08/25/34 - 08/25/47)	d	0.68%		08/21/13	22,043,633	22,000,000
Issued 05/10/13, repurchase date 08/21/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $74,739,785, 0.00% - 5.91%, due 12/15/20 - 11/03/51)	d	0.68%		08/21/13	65,126,461	65,000,000

44 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 05/15/13, repurchase date 08/26/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $74,750,327, 0.33% - 8.85%, due 12/10/25 - 06/25/47)	d	0.68%		08/26/13	65,126,461	65,000,000

Deutsche Bank Securities, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $26,250,002)		0.23%		07/01/13	25,000,479	25,000,000

Goldman Sachs & Co
Issued 04/25/13, repurchase date 08/08/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $44,539,152)	d	0.60%		08/08/13	42,073,500	42,000,000
Issued 06/28/13, repurchase date 10/11/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $58,800,021)	d	0.56%		10/11/13	56,091,467	56,000,000

JP Morgan Securities, LLC
Issued 04/22/13, repurchase date 08/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,597,016, 0.00% - 5.69%, due 12/15/15 - 10/15/48)	d	0.65%		08/01/13	30,054,708	30,000,000
Issued 04/23/13, repurchase date 08/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $47,273,824, 0.00% - 6.00%, due 12/15/15 - 12/17/47)	d	0.65%		08/01/13	41,074,028	41,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 05/07/13, repurchase date 08/20/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $233,100,448, 0.00% - 12.13%, due 09/01/13 - 12/31/99)	d	0.68%		08/20/13	204,404,600	204,000,000

						674,000,000

Total Repurchase Agreements
(Cost $2,574,080,100)						2,574,080,100

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $13,634,745,823.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,556,615,920 or 11.4% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $530,510,048 or 3.9% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CP —	Commercial paper
ETF —	Exchange traded fund
TRAN —	Tax and revenue anticipation note

See financial notes 45

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

At June 30, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

46 See financial notes

 Schwab Value Advantage Money Fund

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments, at cost and value		$11,060,665,723
Repurchase agreements, at cost and value	+	2,574,080,100

Total investments, at cost and value (Note 2a)		13,634,745,823
Cash		1
Receivables:
Fund shares sold		11,614,431
Interest		4,982,026
Prepaid expenses	+	25,821

Total assets		13,651,368,102

Liabilities

Payables:
Investment adviser and administrator fees		208,757
Shareholder services fees		63,384
Fund shares redeemed		16,538,790
Distributions to shareholders		78,355
Accrued expenses	+	178,086

Total liabilities		17,067,372

Net Assets

Total assets		13,651,368,102
Total liabilities	−	17,067,372

Net assets		$13,634,300,730

Net Assets by Source
Capital received from investors		13,636,278,316
Net realized capital losses		(1,977,586)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$9,069,973,003		9,069,957,346		$1.00
Select Shares	$1,268,894,669		1,268,892,476		$1.00
Institutional Shares	$1,112,438,004		1,112,436,100		$1.00
Institutional Prime Shares	$2,182,995,054		2,182,991,984		$1.00

See financial notes 47

 Schwab Value Advantage Money Fund

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Interest		$19,110,474

Expenses

Investment adviser and administrator fees		21,925,824
Shareholder service fees:
Investor Shares		11,739,597
Select Shares		990,061
Institutional Shares		249,313
Institutional Prime Shares		189,853
Registration fees		218,642
Custodian fees		202,499
Portfolio accounting fees		187,882
Shareholder reports		73,839
Transfer agent fees		57,195
Professional fees		40,091
Trustees’ fees		33,996
Interest expense		4
Other expenses	+	172,974

Total expenses		36,081,770
Expense reduction by CSIM and its affiliates	−	18,354,046

Net expenses	−	17,727,724

Net investment income		1,382,750

Realized Gains (Losses)

Net realized gains on investments		233

Increase in net assets resulting from operations		$1,382,983

48 See financial notes

 Schwab Value Advantage Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$1,382,750	$3,219,098
Net realized gains	+	233	22,316

Increase in net assets from operations		1,382,983	3,241,414

Distributions to Shareholders

Distributions from net investment income
Investor Shares		(469,580)	(1,071,002)
Select Shares		(66,004)	(166,435)
Institutional Shares		(223,623)	(602,212)
Institutional Prime Shares	+	(623,543)	(1,379,449)

Total distributions from net investment income		(1,382,750)	(3,219,098)

Transactions in Fund Shares*

Shares Sold
Investor Shares		828,871,615	2,078,035,844
Select Shares		234,849,528	696,021,713
Institutional Shares		469,406,782	898,163,722
Institutional Prime Shares	+	947,831,118	1,871,778,523

Total shares sold		2,480,959,043	5,543,999,802

Shares Reinvested
Investor Shares		407,439	992,763
Select Shares		55,547	150,568
Institutional Shares		195,273	535,207
Institutional Prime Shares	+	483,558	1,147,970

Total shares reinvested		1,141,817	2,826,508

Shares Redeemed
Investor Shares		(1,689,781,335)	(3,724,338,343)
Select Shares		(369,013,940)	(1,163,770,418)
Institutional Shares		(621,659,713)	(1,158,692,273)
Institutional Prime Shares	+	(688,606,270)	(1,366,173,539)

Total shares redeemed		(3,369,061,258)	(7,412,974,573)

Net transactions in fund shares		(886,960,398)	(1,866,148,263)

Net Assets

Beginning of period		14,521,260,895	16,387,386,842
Total decrease	+	(886,960,165)	(1,866,125,947)

End of period		$13,634,300,730	$14,521,260,895

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 49

 Schwab Taxable Money Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Government Money Fund and Schwab U.S. Treasury Money Fund each offer one share class. Schwab Treasury Obligations Money Fund offers two share classes: Sweep Shares and Value Advantage Shares which commenced operations on June 5, 2012 and April 24, 2012, respectively. Schwab Value Advantage Money Fund offers four share classes: Investor Shares, Select Shares, Institutional Shares and Institutional Prime Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that

50

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of June 30, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.

As of June 30, 2013, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities.

 51

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Schwab Government Money Fund	$6,273,074,010
Schwab U.S. Treasury Money Fund	—
Schwab Treasury Obligations Money Fund	912,994,363
Schwab Value Advantage Money Fund	2,574,080,100

The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

52

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counter-party will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only limited lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) also only maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

 53

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Foreign Investment Risk. The funds’ investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Regulatory Risk. The Securities and Exchange Commission (SEC) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of a fund.

Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to

54

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and sweep shares of Schwab Treasury Obligations Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in such funds.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the funds shares owned by shareholders holding shares through such service providers. Shares of the Schwab Government Money Fund, the Schwab U.S. Treasury Money Fund and the Schwab Treasury Obligations Money Fund are also subject to an annual sweep administration fee of up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

	Shareholder Service Fees	Sweep Administration Fees

Schwab Government Money Fund	0.25%	0.15%
Schwab U.S. Treasury Money Fund	0.25%	0.15%
Schwab Treasury Obligations Money Fund
Sweep Shares	0.25%	0.15%
Value Advantage Shares	0.22%	n/a
Schwab Value Advantage Money Fund
Investor Shares	0.25%	n/a
Select Shares	0.15%	n/a
Institutional Shares	0.04%	n/a
Institutional Prime Shares	0.02%	n/a

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement (“expense limitation”) with each fund to limit the total annual fund operating expenses, excluding interest, taxes, and certain non-routine expenses, as follows:

Schwab Government Money Fund*	0.75%
Schwab U.S. Treasury Money Fund*	0.60%
Schwab Treasury Obligations Money Fund
Sweep Shares*	0.65%
Value Advantage Shares*	0.45%
Schwab Value Advantage Money Fund
Investor Shares*	0.45%
Select Shares**	0.35%
Institutional Shares**	0.24%
Institutional Prime Shares**	0.21%

*	CSIM and its affiliates have agreed to limit the fund’s or fund share class’s expenses as described above for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board.
**	CSIM and its affiliates have agreed to limit this share class’s expenses as described above through April 29, 2015.

In addition, effective January 1, 2013 through December 31, 2013, CSIM and its affiliates agreed to waive an additional amount of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Value Advantage Money Fund — Investor Shares and Select Shares expenses equal to 0.035% of each fund’s or share class’s average daily net assets.

 55

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for Schwab Government Money Fund and Schwab Value Advantage Money Fund (and each of its classes) and a positive net yield for Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund (and each of its classes). CSIM and its affiliates may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect a fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2013, the balance of recoupable expenses is as follows:

	Expiration Date
	December 31, 2013	December 31, 2014	December 31, 2015	December 31, 2016	Total

Schwab Government Money Fund	$65,865,111	$83,766,891	$92,350,176	$51,109,387	$293,091,565
Schwab U.S. Treasury Money Fund	74,589,172	106,070,367	113,232,994	53,698,395	347,590,928
Schwab Treasury Obligations Money Fund
Sweep Shares	—	—	1,085,366	3,703,587	4,788,953
Value Advantage Shares	—	—	91,687	159,568	251,255
Schwab Value Advantage Money Fund*
Investor Shares	15,099,405	20,645,844	14,891,415	7,004,793	57,641,457
Select Shares	—	1,261,119	677,636	323,678	2,262,433
Institutional Shares	—	201,204	—	—	201,204

*	As of June 30, 2013, the fund had no recoupable expenses for its Institutional Prime Shares.

As of December 31, 2012, recoupable expenses expired as follows:

Schwab Government Money Fund	$32,001,593
Schwab U.S. Treasury Money Fund	53,047,784
Schwab Value Advantage Money Fund
Investor Shares	6,431,819

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with

56

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):

Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2012, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

Schwab
	Schwab	Schwab	Treasury	Schwab
	Government	U.S. Treasury	Obligations	Value Advantage
Expiration Date	Money Fund	Money Fund	Money Fund	Money Fund

December 31, 2017	$—	$—	$—	$1,977,819

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2012, the funds had no capital losses deferred and had capital losses utilized as follows:

Schwab
	Schwab	Schwab	Treasury	Schwab
	Government	U.S. Treasury	Obligations	Value Advantage
	Money Fund	Money Fund	Money Fund	Money Fund

Capital losses utilized	$—	$—	$—	$22,316

As of December 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2012, the funds did not incur any interest or penalties.

8. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 57

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund and Schwab Treasury Obligations Money Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Funds operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 23, 2013, and June 4, 2013, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 4, 2013. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected

58

and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 59

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	76	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	76	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

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 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 61

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

62

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities

 63

which are considered to be Tier 1; however, they may hold Tier 2 securities as a result of a downgrade of a portfolio security.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

64

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2013 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR32957-08
00100482

Semiannual report dated June 30, 2013, enclosed.

Schwab Municipal Money Fundtm
Schwab AMT Tax-Free Money Fundtm

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This wrapper is not part of the shareholder report.

Schwab Municipal Money Fundtm
Schwab AMT Tax-Free Money Fundtm

Semiannual Report
June 30, 2013

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

For the six months ended June 30, 2013, yields on municipal money market securities remained low.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning the Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund. These funds are part of our solutions for investing in municipal money market securities, and each fund is designed to offer stability of capital, liquidity, and income.

For the six months ended June 30, 2013, yields on municipal money market securities remained low. The backdrop for these low yields included efforts by the Federal Reserve to stimulate the U.S. economy by attempting to hold down short- and long-term interest rates. These policies supported the housing market in particular, paving the way for the Fed to announce plans to potentially begin reducing some of its stimulative policies. Meanwhile, demand for municipal money market securities remained solid and credit conditions for municipalities generally improved, particularly in California.

In other industry matters, the SEC proposed rules in June that could fundamentally change the way that money market funds operate. At this time, despite the issuance of proposed rules, the adoption and implementation of money market regulatory reform remains vague and is subject to a lengthy rule-making and implementation process. The SEC continues to evaluate money market fund rules and may propose additional changes.

For more information about the Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund, please continue reading this report. In addition, you can find answers to frequently asked questions and further details about these products by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

2 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Fund Management

Kevin Shaughnessy, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund 3

Schwab Municipal Money Fund

The Schwab Municipal Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2013, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced strong demand during the six months, helping to keep yields near record lows. The strong demand represented interest from traditional buyers, and growing demand from non-traditional buyers that usually purchase taxable money market securities. With the supply of taxable money market securities trending lower, many of these non-traditional buyers turned to tax-exempt variable-rate demand obligations (VRDOs) to supplement their investment options. This placed considerable downward pressure on the yields of short-term tax-exempt securities.

Generally improving credit conditions represented another important support for muni securities. Although economic growth across the U.S. has been somewhat slow, credit conditions among many municipalities have benefited from higher personal income and sales tax revenues.

This collective backdrop, combined with the Federal Reserve’s decision to keep short-term interest rates at 0% to 0.25%, translated into historically low yields for muni money market securities. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on muni floating-rate securities—generally ranged between 0.08% and 0.12% for the first part of the report period, rose to 0.23% around tax time, and then trended lower to finish the period at 0.06%.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality, while generally maintaining a weighted average maturity (WAM) that was conservatively longer than many of the fund’s peers. The fund’s WAM began the period at approximately 43 days and steadily shortened to a low of roughly 33 days by the end of May. As one-year muni note supply rose during June, the fund’s WAM was extended, while the investment adviser focused on enhancing the fund’s diversification and credit quality. This meant purchasing recently issued muni notes from California and across the U.S. that could be quickly bought or sold. In addition, the investment adviser enhanced the fund’s tactical positioning and credit diversification throughout the period by selectively adding tender option bonds.

As of 6/30/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	70.0%
8-30 Days	3.7%
31-60 Days	5.4%
61-90 Days	6.5%
91-180 Days	6.7%
More than 180 Days	7.7%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	43 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	52%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	30.5%
Variable Rate Demand Obligations	47.2%
Commercial Paper	8.3%
Fixed Rate Notes	12.7%
Other	1.3%
Total	100.0%

 Largest Holdings by State

% of Net Assets

Texas	14.8%
New York	8.7%
California	7.3%
Florida	5.7%
Illinois	4.7%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

4 Schwab Municipal Money Fund

Performance and Fund Facts as of 6/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Municipal Money Fund
	Sweep	Value Advantage	Select	Institutional
	Shares	Shares®	Shares®	Shares

Ticker Symbol	SWXXX	SWTXX	SWLXX	SWOXX
Minimum Initial Investment[1]	**	$25,000[2]	$1,000,000	$3,000,000

Seven-Day Yield[3]	0.01%	0.01%	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.08%	-0.09%	-0.19%	-0.30%

Seven-Day Effective Yield[3]	0.01%	0.01%	0.01%	0.01%

Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%	0.02%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The 7-day average yield for the Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.44%, 0.30%, 0.20%, and 0.10% to the seven-day yields of the Sweep Shares, Value Advantage Shares, Select Shares, and Institutional Shares, respectively.
[5]	Taxable equivalent effective yield assumes a federal regular income tax rate of 35.00%. Your tax rate may be different.

Schwab Municipal Money Fund 5

Schwab AMT Tax-Free Money Fund

The Schwab AMT Tax-Free Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2013, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced strong demand during the six months, helping to keep yields near record lows. The strong demand represented interest from traditional buyers, and growing demand from non-traditional buyers that usually purchase taxable money market securities. With the supply of taxable money market securities trending lower, many of these non-traditional buyers turned to tax-exempt variable-rate demand obligations (VRDOs) to supplement their investment options. This placed considerable downward pressure on the yields of short-term tax-exempt securities.

Generally improving credit conditions represented another important support for muni securities. Although economic growth across the U.S. has been somewhat slow, credit conditions among many municipalities have benefited from higher personal income and sales tax revenues.

This collective backdrop, combined with the Federal Reserve’s decision to keep short-term interest rates at 0% to 0.25%, translated into historically low yields for muni money market securities. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on muni floating-rate securities—generally ranged between 0.08% and 0.12% for the first part of the report period, rose to 0.23% around tax time, and then trended lower to finish the period at 0.06%.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality, while conservatively managing the fund’s weighted average maturity (WAM) as conditions evolved. The fund’s WAM started the six months at roughly 45 days, and ranged from approximately 40 to 50 days throughout the majority of the period, a position that was conservatively longer than many of the fund’s peers. In addition, the investment adviser enhanced the fund’s tactical positioning and credit diversification throughout the period by selectively adding tender option bonds.

As of 6/30/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	67.9%
8-30 Days	3.0%
31-60 Days	7.0%
61-90 Days	4.6%
91-180 Days	9.2%
More than 180 Days	8.3%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	44 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	46%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	44.1%
Variable Rate Demand Obligations	33.3%
Commercial Paper	10.0%
Fixed Rate Notes	10.3%
Other	2.3%
Total	100.0%

 Largest Holdings by State

% of Net Assets

Texas	16.3%
California	9.4%
Illinois	7.6%
New York	7.4%
Alabama	7.2%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

6 Schwab AMT Tax-Free Money Fund

Performance and Fund Facts as of 6/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab AMT Tax-Free Money Fund
	Sweep	Value Advantage
	Shares	Shares®

Ticker Symbol	SWFXX	SWWXX
Minimum Initial Investment[1]	**	$25,000[2]

Seven-Day Yield[3]	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.07%	-0.11%

Seven-Day Effective Yield[3]	0.01%	0.01%

Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The 7-day average yield for the Sweep Shares and Value Advantage Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.48% and 0.31% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
[5]	Taxable equivalent effective yield assumes a federal regular income tax rate of 35.00%. Your tax rate may be different.

Schwab AMT Tax-Free Money Fund 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2013 and held through June 30, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/13	at 6/30/13	1/1/13–6/30/13

Schwab Municipal Money Fundtm
Sweep Shares
Actual Return	0.18%	$1,000.00	$1,000.10	$0.89
Hypothetical 5% Return	0.18%	$1,000.00	$1,023.90	$0.90
Value Advantage Shares®
Actual Return	0.18%	$1,000.00	$1,000.10	$0.89
Hypothetical 5% Return	0.18%	$1,000.00	$1,023.90	$0.90
Select Shares®
Actual Return	0.18%	$1,000.00	$1,000.10	$0.89
Hypothetical 5% Return	0.18%	$1,000.00	$1,023.90	$0.90
Institutional Shares
Actual Return	0.18%	$1,000.00	$1,000.10	$0.89
Hypothetical 5% Return	0.18%	$1,000.00	$1,023.90	$0.90

Schwab AMT Tax-Free Money Fundtm
Sweep Shares
Actual Return	0.18%	$1,000.00	$1,000.10	$0.89
Hypothetical 5% Return	0.18%	$1,000.00	$1,023.90	$0.90
Value Advantage Shares®
Actual Return	0.18%	$1,000.00	$1,000.10	$0.89
Hypothetical 5% Return	0.18%	$1,000.00	$1,023.90	$0.90

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

8 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Schwab Municipal Money Fund™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
Sweep Shares	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.01		0.01		0.02		0.19		1.85

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.18	[3,4]	0.22	[4]	0.29	[4]	0.35	[4]	0.54	[4,5]	0.60
Gross operating expenses	0.68	[3]	0.68		0.68		0.68		0.70		0.69
Net investment income (loss)	0.01	[3]	0.01		0.01		0.01		0.18		1.81
Net assets, end of period ($ x 1,000,000)	10,923		11,721		10,220		9,857		10,303		10,856

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
Value Advantage Shares	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.01		0.01		0.02		0.27		2.00

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.18	[3,4]	0.22	[4]	0.30	[4]	0.34	[4]	0.46	[4,5]	0.45
Gross operating expenses	0.55	[3]	0.55		0.55		0.55		0.57		0.56
Net investment income (loss)	0.01	[3]	0.01		0.01		0.01		0.29		1.96
Net assets, end of period ($ x 1,000,000)	740		815		918		1,205		1,954		3,219

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5 The ratio of net operating expenses would have been 0.52% for Sweep Shares and 0.43% for Value Advantage Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 9

 Schwab Municipal Money Fund

Financial Highlights continued

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
Select Shares	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.01		0.02		0.02		0.36		2.10

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.18	[3,4]	0.22	[4]	0.29	[4]	0.34	[4]	0.37	[4,5]	0.35
Gross operating expenses	0.55	[3]	0.55		0.55		0.55		0.57		0.56
Net investment income (loss)	0.01	[3]	0.01		0.01		0.01		0.35		2.05
Net asset, end of period ($ x 1,000,000)	427		467		517		712		1,389		1,700

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
Institutional Shares	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.01		0.07		0.13		0.46		2.21

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.18	[3,4]	0.22	[4]	0.24	[4]	0.24	[4]	0.27	[4,5]	0.25 [6]
Gross operating expenses	0.55	[3]	0.55		0.55		0.55		0.57		0.56
Net investment income (loss)	0.01	[3]	0.01		0.07		0.12		0.47		2.15
Net assets, end of period ($ x 1,000,000)	1,248		1,389		2,080		2,833		3,750		4,811

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5 The ratio of net operating expenses would have been 0.35% for Select Shares and 0.24% for Institutional Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
6 The ratio of net operating expenses would have been 0.24%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

10 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

31.9%	Fixed-Rate Securities	4,253,779,186	4,253,779,186
71.6%	Variable-Rate Securities	9,554,053,018	9,554,053,018

103.5%	Total Investments	13,807,832,204	13,807,832,204
(3.5%)	Other Assets and Liabilities, Net		(470,598,299)

100.0%	Net Assets		13,337,233,905

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 31.9% of net assets

Alabama 0.4%
Alabama
GO Bonds Series 2007A (LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	12,652,000	12,652,000

Auburn Univ
General Fee RB Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.20%		08/15/13	8,620,000	8,620,000

Huntsville Health Care Auth
CP		0.15%		08/06/13	22,500,000	22,500,000

CP		0.15%		10/08/13	15,000,000	15,000,000

						58,772,000

Alaska 0.4%
Alaska Housing Finance Corp
State Capital Bonds Series 2006A (LIQ: US Bank, NA)	a	0.26%		07/25/13	27,005,000	27,005,000

State Capital Bonds Series 2006A (LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	10,515,000	10,515,000

Alaska Industrial Development & Export Auth
RB (Providence Health & Services) Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.20%		08/15/13	8,680,000	8,680,000

RB (Providence Health) Series 2003H		5.25%		10/01/13	1,000,000	1,012,548

						47,212,548

Arizona 0.8%
Arizona Board of Regents
RB (Arizona State Univ) Series 2007A (GTY/LIQ: US Bank, NA)	a	0.30%		10/17/13	10,255,000	10,255,000

Arizona Health Facilities Auth
RB (Banner Health) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.30%		08/08/13	24,775,000	24,775,000

Pima Cnty
COP Series 2013A		1.50%		12/01/13	34,645,000	34,830,661

GO Bonds Series 2007 (LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	11,210,000	11,210,000

GO Bonds Series 2012A		1.00%		07/01/13	5,000,000	5,000,000

See financial notes 11

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Yuma Municipal Property Corp
Utility System Sr Lien RB Series 2007 (GTY/LIQ: US Bank, NA)	a	0.27%		01/24/14	24,820,000	24,820,000

						110,890,661

Arkansas 0.1%
Univ of Arkansas
Facilities RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.21%		01/24/14	14,220,000	14,220,000

California 5.1%
Cabrillo CCD
GO Bonds Series B (LIQ: Wells Fargo Bank, NA)	a	0.20%		08/15/13	3,620,000	3,620,000

California
CP Notes Series 2011A1 (LOC: Wells Fargo Bank, NA; Cal St Teachers Retirement Sys)	c	0.12%		09/16/13	27,500,000	27,500,000

GO Bonds		4.00%		09/01/13	340,000	342,077

GO Bonds		4.75%		09/01/13	120,000	120,873

GO Bonds		4.00%		12/01/13	250,000	253,825

GO Bonds		5.00%		03/01/14	650,000	670,122

GO Bonds		3.00%		04/01/14	200,000	203,999

GO Bonds		3.70%		04/01/14	380,000	389,640

GO Bonds		4.30%		04/01/14	100,000	102,914

GO Bonds		5.00%		04/01/14	500,000	517,283

GO Refunding Bonds		3.00%		09/01/13	3,440,000	3,456,142

GO Refunding Bonds		5.00%		02/01/14	510,000	523,891

GO Refunding Bonds (GTY/LIQ: Wells Fargo & Co)	a	0.24%		03/20/14	13,555,000	13,555,000

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.21%		11/01/13	3,500,000	3,500,000

RB (Kaiser Permanente) Series 2006E		0.20%		11/12/13	26,000,000	26,000,000

RB (Kaiser Permanente) Series 2006E		0.20%		11/14/13	16,000,000	16,000,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.25%		08/05/13	26,200,000	26,200,000

RB (Kaiser Permanente) Series 2004E		0.24%		09/05/13	8,000,000	8,000,000

RB (Kaiser Permanente) Series 2004I		0.24%		09/09/13	15,000,000	15,000,000

RB (Kaiser Permanente) Series 2004I		0.22%		12/11/13	6,700,000	6,700,000

RB (Kaiser Permanente) Series 2004K		0.23%		08/08/13	16,000,000	16,000,000

RB (Kaiser Permanente) Series 2008B		0.24%		07/16/13	4,000,000	4,000,000

RB (Kaiser Permanente) Series 2008B		0.22%		12/09/13	25,000,000	25,000,000

RB (Kaiser Permanente) Series 2008C		0.23%		12/05/13	27,805,000	27,805,000

RB (Kaiser Permanente) Series 2009B2		0.22%		10/10/13	26,000,000	26,000,000

RB (Kaiser Permanente) Series 2009B3		0.20%		02/07/14	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2009B5		0.23%		01/08/14	20,500,000	20,500,000

RB (Kaiser Permanente) Series 2009B6		0.20%		11/07/13	31,000,000	31,000,000

RB (Kaiser Permanente) Series 2009B6		0.23%		01/08/14	1,500,000	1,500,000

Coast CCD
GO Bonds Series 2006C (LIQ: Wells Fargo & Co)	a	0.30%		08/01/13	24,500,000	24,500,000

East Bay Municipal Utility District
Water System Extendible CP		0.14%	08/05/13	03/03/14	10,600,000	10,600,000

Water System Extendible CP		0.15%	08/01/13	03/08/14	9,600,000	9,600,000

12 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Hartnell CCD
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a	0.22%		07/11/13	9,690,000	9,690,000

Long Beach CCD
GO Bonds Series 20012B (LIQ: Wells Fargo Bank, NA)	a	0.30%		09/12/13	5,750,000	5,750,000

Los Angeles
TRAN 2013 Series B	c	2.00%		05/01/14	30,000,000	30,441,600

TRAN 2013 Series C	c	2.00%		06/26/14	100,000,000	101,741,000

Los Angeles Cnty
TRAN 2013-2014	c	2.00%		06/30/14	49,000,000	49,887,390

Los Angeles Municipal Improvement Corp
Lease RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	19,710,000	19,710,000

Los Angeles USD
GO Refunding Bonds Series 2007A2 (LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	8,425,000	8,425,000

Marin Municipal Water District
Water Sub Lien RB Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.22%		12/26/13	10,000,000	10,000,000

Mt. Diablo USD
GO Bonds Series 2012E (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	10,000,000	10,000,000

Ohlone CCD
GO Bonds Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.18%		11/07/13	7,970,000	7,970,000

Orange Cnty Sanitation District
COP Series 2003 (ESCROW)		5.00%		08/01/13	8,000,000	8,032,438

Palomar Pomerado Health
GO Bonds Series 2009A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.18%		11/07/13	5,000,000	5,000,000

Riverside Cnty
TRAN 2013-2014 Series A	c	2.00%		03/31/14	19,000,000	19,261,820

San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.22%		08/01/13	6,000,000	6,000,000

San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.30%		07/25/13	235,000	235,000

Santa Cruz Cnty
TRAN 2012-2013		2.00%		07/02/13	5,000,000	5,000,245

William S. Hart UHSD
GO Bonds Series B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	14,025,000	14,025,000

						680,330,259

Colorado 0.4%
Aurora
Sewer RB First Lien Series 2006 (GTY/LIQ: US Bank, NA)	a	0.21%		01/24/14	14,985,000	14,985,000

Broomfield
Sales & Use Tax Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		07/25/13	16,530,000	16,530,000

Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2009B1 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		08/08/13	6,015,000	6,015,000

RB (Catholic Health Initiatives) Series 2009B2		5.00%		11/12/13	4,000,000	4,069,605

Dawson Ridge Metropolitan District No.1
Limited Tax Refunding Bonds Series 1992A (ESCROW/LIQ: Wells Fargo & Co)	a	0.30%		07/25/13	9,400,000	9,400,000

						50,999,605

District of Columbia 0.8%
District of Columbia
GO TRAN Fiscal 2013		2.00%		09/30/13	67,000,000	67,305,363

See financial notes 13

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Income Tax Secured RB Series 2012C (LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	15,935,000	15,935,000

Metropolitan Washington Airports Auth
Airport System Revenue CP Series One A1-2&B (LOC: JPMorgan Chase Bank, NA)		0.14%		08/01/13	28,890,000	28,890,000

						112,130,363

Florida 1.2%
Cape Coral
Water & Sewer Refunding RB Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		08/08/13	10,095,000	10,095,000

Florida Dept of Transportation
Right-of-Way Acquisition & Bridge Construction Refunding Bonds Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.20%		09/05/13	7,200,000	7,200,000

Turnpike RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	7,260,000	7,260,000

Florida Ports Financing Commission
Refunding RB Series 2011B (LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	8,815,000	8,815,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2007B&C (LIQ: Wells Fargo Bank, NA)	a	0.20%		09/05/13	5,680,000	5,680,000

Greater Orlando Aviation Auth
Airport Facilities Refunding RB Series 2010B		5.00%		10/01/13	1,350,000	1,365,894

Hillsborough Cnty
Solid Waste & Resource Recovery RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	9,580,000	9,580,000

Jacksonville
Sales Tax Refunding RB Series 2012 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	10,670,000	10,670,000

Transportation Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		09/19/13	5,345,000	5,345,000

JEA
Electric System RB SeriesThree 2008C3 (LIQ: Royal Bank of Canada)		0.14%		09/04/13	20,000,000	20,000,000

Lakeland
Energy System Refunding RB Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		09/19/13	26,750,000	26,750,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a,d	0.21%		01/24/14	28,365,000	28,365,000

Sunshine State Government Financing Commission
CP Revenue Notes Series H (LIQ: JPMorgan Chase Bank, NA)		0.17%		10/09/13	11,625,000	11,625,000

CP Revenue Notes Series H (LIQ: JPMorgan Chase Bank, NA)		0.19%		10/18/13	10,000,000	10,000,000

						162,750,894

Georgia 0.6%
Coweta Cnty Development Auth
RB (Piedmont Healthcare) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		09/05/13	29,760,000	29,760,000

DeKalb Private Hospital Auth
Revenue Anticipation Certificates (Children’s Healthcare of Atlanta) Series 2009 (LIQ: Wells Fargo & Co)	a	0.30%		08/08/13	12,395,000	12,395,000

Georgia
GO Refunding Bonds Series 2005B		5.00%		07/01/13	1,000,000	1,000,000

Georgia Housing Finance Auth
S/F Mortgage Bonds Series 2013A (LIQ: Deutsche Bank AG)	a	0.27%		07/05/13	5,000,000	5,000,000

14 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Valdosta & Lowndes Cnty Hospital Auth
Revenue Certificates (South Georgia Medical Center) Series 2011B (LIQ: Wells Fargo Bank, NA)	a	0.19%		08/15/13	27,460,000	27,460,000

						75,615,000

Hawaii 0.1%
Honolulu
Wastewater System RB Sr Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.19%		10/09/13	5,690,000	5,690,000

Univ of Hawaii
Univ RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	14,590,000	14,590,000

						20,280,000

Idaho 0.4%
Idaho
TAN Series 2013		2.00%		06/30/14	40,000,000	40,720,400

Idaho Housing & Finance Assoc
Unemployment Compensation RB Series 2011		5.00%		08/15/13	9,080,000	9,132,948

						49,853,348

Illinois 1.2%
Chicago
CP Notes Series 2011B1&B2 (LOC: Wells Fargo Bank, NA)		0.17%		09/12/13	25,685,000	25,685,000

Sales Tax RB Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.30%		07/05/13	21,720,000	21,720,000

Wastewater Transmission Second Lien Refunding RB Series 2006B		5.00%		01/01/14	1,500,000	1,535,204

Illinois
Sales Tax Jr Obligation Bonds Series June 2010		5.00%		06/15/14	750,000	783,562

Sales Tax RB Series June 2006		5.00%		06/15/14	1,000,000	1,045,245

Unemployment Insurance Fund Building Receipts RB Series 2012A		5.00%		06/15/14	8,450,000	8,832,321

Illinois Finance Auth
RB (Advocate Health Care Network) Series 2003C		0.21%		04/25/14	8,500,000	8,500,000

RB (Advocate Health Care Network) Series 2012 (LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	4,995,000	4,995,000

RB (Central DuPage Health) Series 2009B (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	19,340,000	19,340,000

RB (DePaul Univ) Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		10/09/13	24,405,000	24,405,000

RB (Univ of Chicago) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.19%		09/19/13	13,125,000	13,125,000

Refunding RB (Univ of Chicago Medical Center) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	8,500,000	8,500,000

Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.30%		08/29/13	18,105,000	18,105,000

						156,571,332

Indiana 2.6%
Indiana Finance Auth
Health System Refunding RB (Sisters of St. Francis Health Services) Series 2008C (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	14,705,000	14,705,000

IDRB (Midwest Fertilizer Corp) Series 2012 (ESCROW)	d	0.20%		07/01/13	175,000,000	175,006,686

See financial notes 15

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Community Health Network) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	12,425,000	12,425,000

Refunding & RB (Trinity Health) Series 2009A (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	24,090,000	24,090,000

Indianapolis Local Public Improvement Bond Bank
Waterworks Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.25%		10/17/13	14,545,000	14,545,000

Posey Cnty
Economic Development Refunding RB (Midwest Fertilizer Corp) Series 2013A (ESCROW)		0.75%		10/17/13	100,000,000	100,000,000

Whiting
Environmental Facilities RB (BP Products NA) Series 2009 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	7,950,000	7,950,000

						348,721,686

Louisiana 0.8%
Lake Charles Harbor & Terminal District
RB (Lake Charles Clean Energy) Series 2012 (ESCROW)		0.19%		07/01/13	55,000,000	55,000,000

Louisiana State Univ & Agricultural & Mechanical College
Auxiliary RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.26%		07/25/13	27,215,000	27,215,000

Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: Wells Fargo Bank, NA)		1.00%		03/17/14	18,500,000	18,500,000

						100,715,000

Maine 0.1%
Maine Turnpike Auth
Turnpike RB Series 2004 (ESCROW)		5.25%		07/01/14	7,600,000	7,979,240

Maryland 0.3%
Maryland Community Development Admin
Housing RB Series 2006D&2007B (LIQ: Wells Fargo & Co)	a	0.22%		12/26/13	8,880,000	8,880,000

Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Hospital) Series 1999 (ESCROW)		5.50%		05/15/14	10,590,000	11,062,862

Northeast Maryland Waste Disposal Auth
Solid Waste Refunding RB Series 2013		2.00%		04/01/14	19,215,000	19,458,019

						39,400,881

Massachusetts 0.5%
Dracut
GO BAN		1.50%		07/19/13	5,100,000	5,103,360

Fall River
GO BAN		1.25%		02/14/14	5,530,000	5,559,021

Holyoke
GO BAN		1.25%		11/14/13	6,523,705	6,546,773

Massachusetts Bay Transportation Auth
Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.13%		08/05/13	13,625,000	13,625,000

Massachusetts Development Finance Agency
RB (Worcester Polytechnic Institute) Series 2012 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		08/08/13	9,000,000	9,000,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A		5.00%		08/15/13	325,000	326,843

Melrose
GO BAN		1.25%		11/15/13	2,950,000	2,961,150

Quincy
GO BAN		1.25%		09/13/13	9,250,000	9,267,376

16 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Salem
GO BAN		1.00%		12/20/13	3,000,000	3,010,969

Uxbridge
GO BAN		1.25%		10/18/13	1,000,000	1,003,007

Webster
GO BAN		1.00%		06/27/14	7,573,883	7,624,585

Worcester
BAN		1.50%		11/07/13	6,000,000	6,026,805

						70,054,889

Michigan 0.3%
Michigan Finance Auth
State Aid Revenue Notes Series 2012B2 (LOC: JPMorgan Chase Bank, NA)		2.00%		08/20/13	41,200,000	41,297,334

Minnesota 0.6%
Minnesota HFA
Rental Housing Bonds Series 2006B, 2006C1&2007A1 (LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	10,195,000	10,195,000

Minnesota Tax & Aid Anticipation Borrowing Program
COP Aid Anticipation Series 2012A		2.00%		09/10/13	40,000,000	40,137,015

Western Minnesota Municipal Power Agency
Power Supply RB Series 2006A (GTY/LIQ: US Bank, NA)	a	0.30%		10/10/13	27,120,000	27,120,000

						77,452,015

Mississippi 0.2%
Medical Center Educational Building Corp
RB (Univ Mississippi Medical Center) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	10,710,000	10,710,000

Mississippi
GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.19%		10/24/13	9,140,000	9,140,000

Mississippi State Univ Educational Building Corp
Extendible CP Series A		0.19%	08/01/13	01/28/14	10,000,000	10,000,000

						29,850,000

Missouri 0.1%
St. Louis
TRAN Series 2013	c	2.00%		05/30/14	13,000,000	13,208,780

Nebraska 0.1%
Nebraska Public Power District
General RB Series 2007B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	15,640,000	15,640,000

Nevada 0.5%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a,d	0.30%		10/17/13	45,155,000	45,155,000

Limited Tax GO Bond Bank Bonds Series 2006 (GTY/LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	17,420,000	17,420,000

Las Vegas Valley Water District
Limited Tax GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.15%		08/07/13	2,795,000	2,795,000

						65,370,000

See financial notes 17

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New Jersey 0.8%
Fort Lee Borough
BAN Series 2012		0.75%		08/16/13	2,470,000	2,471,301

Hamilton Township
BAN Series 2013A&B		0.75%		06/12/14	31,156,658	31,297,926

Hudson Cnty
BAN		1.00%		12/06/13	9,000,000	9,018,596

Jefferson Township
BAN		1.25%		06/26/14	9,261,518	9,354,417

New Jersey Economic Development Auth
RB (Chambers Co-Generation) Series 1991 (LOC: BNP Paribas)		0.25%		07/08/13	21,600,000	21,600,000

RB (Chambers Co-Generation) Series 1991 (LOC: BNP Paribas)		0.25%		07/15/13	28,400,000	28,400,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	6,940,000	6,940,000

Parsippany-Troy Hills Township
BAN Series 2012		0.75%		10/04/13	4,800,000	4,806,222

						113,888,462

New Mexico 0.1%
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-1A3 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		08/08/13	5,710,000	5,710,000

New Mexico Hospital Equipment Loan Council
RB (Presbyterian Healthcare Services) Series 2009A (LIQ: Wells Fargo & Co)	a	0.24%		03/06/14	10,615,000	10,615,000

						16,325,000

New York 3.6%
Commack UFSD
BAN 2012		0.75%		09/13/13	12,586,515	12,599,478

Copiague UFSD
TAN 2013-2014		0.75%		06/19/14	10,000,000	10,041,426

Erie Cnty IDA
School Facility RB (Buffalo City SD) Series 2004 (ESCROW)		5.75%		05/01/14	31,195,000	32,639,468

Metropolitan Transportation Auth
Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.14%		09/12/13	23,000,000	23,000,000

New York City
GO Bonds Fiscal 2009 Series I1 (GTY/LIQ: Wells Fargo & Co)	a	0.25%		10/17/13	24,385,000	24,385,000

New York City Housing Development Corp
M/F Housing RB Series 2009H2		0.20%		06/27/14	7,500,000	7,500,000

M/F Housing RB Series 2013C		0.20%		06/27/14	11,000,000	11,000,000

New York City Municipal Water Finance Auth
CP Series 6		0.10%		07/11/13	28,210,000	28,210,000

Extendible CP Series 8		0.14%	09/05/13	03/24/14	15,000,000	15,000,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2009 Series S5 (GTY/LIQ: Wells Fargo & Co)	a	0.24%		03/06/14	2,435,000	2,435,000

Building Aid RB Fiscal 2013 Series S1 (LIQ: Wells Fargo Bank, NA)	a	0.30%		07/11/13	26,610,000	26,610,000

New York Liberty Development Corp
Liberty Refunding RB (3 World Trade) Series 2011A (ESCROW)		0.23%		06/19/14	85,000,000	85,000,000

18 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York State Dormitory Auth
RB (St. Lawrence Univ) Series 2008 (ESCROW)		5.00%		07/01/14	16,000,000	16,758,567

New York State Thruway Auth
BAN Series 2013A (LOC: Barclays Bank Plc)	b,d	1.00%	07/31/13	09/30/13	140,000,000	140,089,552

Port Auth of New York & New Jersey
Consolidated Bonds 136th Series		5.25%		11/01/13	100,000	101,611

Consolidated Bonds 138th Series		5.00%		12/01/13	360,000	367,008

Consolidated Bonds 139th Series		5.00%		10/01/13	3,025,000	3,060,390

Consolidated Bonds 141st Series (LIQ: Wells Fargo & Co)	a	0.25%		11/07/13	18,840,000	18,840,000

Tonawanda
BAN 2012		0.75%		09/05/13	12,100,000	12,110,240

White Plans City School District
BAN Series 2013A		1.00%		06/27/14	9,000,000	9,068,363

						478,816,103

North Carolina 0.4%
Charlotte
GO CP (LIQ: Wells Fargo Bank, NA)		0.20%		09/17/13	2,240,000	2,240,000

GO CP (LIQ: Wells Fargo Bank, NA)		0.23%		12/09/13	10,000,000	10,000,000

GO CP (LIQ: Wells Fargo Bank, NA)		0.18%		02/14/14	11,000,000	11,000,000

North Carolina Infrastructure Finance Corp
COP Series 2007A (LIQ: Wells Fargo & Co)	a	0.30%		08/01/13	19,000,000	19,000,000

Union Cnty
COP Series 2006 (GTY/LIQ: US Bank, NA)	a	0.30%		10/17/13	10,190,000	10,190,000

						52,430,000

Pennsylvania 0.2%
Pennsylvania Higher Educational Facilities Auth
RB (Drexel Univ) Series 2005C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		11/21/13	3,780,000	3,780,000

Philadelphia
Water & Wastewater Refunding RB Series 2007B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		11/21/13	10,780,000	10,780,000

Univ of Pittsburgh
PITT Asset Notes Series 2012		2.00%		07/02/13	5,000,000	5,000,245

PITT Asset Notes Series 2013		2.00%		07/11/14	5,800,000	5,908,301

						25,468,546

South Carolina 0.6%
Greenwood Cnty
Hospital Facilities RB (Self Regional Healthcare) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.24%		03/06/14	7,410,000	7,410,000

South Carolina Public Service Auth
CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.17%		08/02/13	15,126,000	15,126,000

CP Series B (LIQ: Wells Fargo Bank, NA)		0.18%		08/07/13	10,000,000	10,000,000

CP Series B (LIQ: Wells Fargo Bank, NA)		0.18%		08/08/13	8,420,000	8,420,000

CP Series D (LIQ: Barclays Bank Plc)		0.13%		08/09/13	7,799,000	7,799,000

CP Series D (LIQ: Barclays Bank Plc)		0.12%		08/13/13	6,400,000	6,400,000

CP Series E (LIQ: TD Bank NA)		0.14%		08/06/13	18,829,000	18,829,000

						73,984,000

See financial notes 19

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Tennessee 0.1%
Memphis
GO CP Notes Series A (LIQ: Mizuho Bank Ltd)		0.18%		07/10/13	10,000,000	10,000,000

Texas 6.9%
Austin
Water & Wastewater System Refunding RB Series 2006A (LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	17,168,000	17,168,000

Austin ISD
CP Notes Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.10%		07/11/13	10,000,000	10,000,000

CP Notes Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.14%		07/11/13	35,000,000	35,000,000

Cypress-Fairbanks ISD
Unlimited Tax GO Bonds Series 2005A (GTY: Texas Permanent School Fund /LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	14,645,000	14,645,000

Dallas
GO CP Notes Series 2010A (LIQ: JPMorgan Chase Bank, NA)		0.17%		07/09/13	5,000,000	5,000,000

GO CP Notes Series 2010B (LIQ: US Bank, NA)		0.17%		07/09/13	7,000,000	7,000,000

GO CP Notes Series 2010C (LIQ: Wells Fargo Bank, NA)		0.17%		07/09/13	5,000,000	5,000,000

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.10%		07/16/13	12,600,000	12,600,000

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.16%		07/16/13	8,150,000	8,150,000

Harris Cnty
Unlimited Tax Road & Refunding Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	27,330,000	27,330,000

Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1	d	0.20%		10/03/13	50,000,000	50,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.21%		12/04/13	25,000,000	25,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.21%		02/05/14	10,000,000	10,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.18%		02/13/14	18,000,000	18,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.23%		07/09/13	11,480,000	11,480,000

Refunding RB (Methodist Hospital) Series 2009C2		0.22%		08/05/13	10,000,000	10,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.21%		12/04/13	20,000,000	20,000,000

Houston
GO CP Series E1 (LIQ: JPMorgan Chase Bank, NA)		0.14%		08/05/13	15,000,000	15,000,000

Sub Lien Refunding RB Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		07/03/13	19,190,000	19,190,000

TRAN Series 2013	c	2.00%		06/30/14	25,000,000	25,451,500

Houston Health Facilities Development Corp
Retirement Facility RB (Buckingham Sr Living Community) Series 2004A (ESCROW)		7.13%		02/15/14	12,420,000	13,076,382

Jefferson Cnty IDC
RB (Jefferson Refinery) Series 2010 (LOC: Branch Banking & Trust Co)		0.45%		09/25/13	105,365,000	105,365,000

Panhandle-Plains Higher Education Auth
Student Loan RB Series 2010-1A4 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		08/08/13	50,790,000	50,790,000

San Antonio
Electric & Gas Systems CP Notes Series A (LIQ: JPMorgan Chase Bank, NA)		0.14%		08/01/13	12,000,000	12,000,000

20 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Electric & Gas Systems CP Notes Series A (LIQ: JPMorgan Chase Bank, NA)		0.16%		09/10/13	10,000,000	10,000,000

Electric & Gas Systems Refunding RB New Series 2002		5.38%		02/01/14	1,300,000	1,338,805

Tax & Revenue Certificates of Obligation Series 2006 (LIQ: Wells Fargo & Co)	a	0.22%		12/26/13	43,000	43,000

Water System CP Notes Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.18%		08/01/13	11,000,000	11,000,000

Water System CP Notes Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.14%		08/05/13	16,750,000	16,750,000

Water System CP Notes Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.15%		09/10/13	24,120,000	24,120,000

Water System CP Notes Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.14%		09/12/13	7,500,000	7,500,000

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.30%		07/05/13	6,500,000	6,500,000

Texas
GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.24%		12/19/13	17,620,000	17,620,000

TRAN Series 2012	d	2.50%		08/30/13	250,800,000	251,742,947

Water Financial Assistance GO Bonds Series 2010B		5.00%		08/01/13	2,815,000	2,826,256

Texas Dept of Housing & Community Affairs
S/F Mortgage RB Series 2007B (LIQ: Wells Fargo & Co)	a	0.27%		03/20/14	22,120,000	22,120,000

Texas Public Finance Auth
GO CP Notes (Colonia Roadway) Series 2002B		0.14%		07/24/13	24,000,000	24,000,000

						922,806,890

Utah 0.4%
Riverton
Hospital RB (IHC Health Services) Series 2009 (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	18,695,000	18,695,000

Utah Transit Auth
Sales Tax RB Series 2008A (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	39,310,000	39,310,000

						58,005,000

Virginia 0.1%
Chesterfield Cnty
GO Refunding Bonds Series 2004		5.00%		01/01/14	2,325,000	2,380,433

Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2005C3		4.25%		07/01/13	1,105,000	1,105,000

Commonwealth Mortgage Bonds Series 2007A3		4.30%		07/01/13	1,875,000	1,875,000

Commonwealth Mortgage Bonds Series 2007A3		4.40%		01/01/14	1,950,000	1,990,017

						7,350,450

Washington 0.6%
Port of Seattle
Intermediate Lien Refunding RB Series 2012B		4.00%		08/01/13	850,000	852,488

RB Series 2007B (LIQ: Wells Fargo Bank, NA)	a	0.24%		12/18/13	5,720,000	5,720,000

Port of Tacoma
Sub Lien Revenue CP Notes Series 2002A&B (LOC: Bank of America, NA)	d	0.23%		07/10/13	50,000,000	50,000,000

Snohomish Cnty Public Utility District No.1
Generation System Refunding RB Series 2010A		4.00%		12/01/13	3,625,000	3,681,412

See financial notes 21

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Washington
Motor Vehicle Fuel Tax GO Bonds Series 2012C (LIQ: Wells Fargo Bank, NA)	a	0.19%		08/15/13	18,610,000	18,610,000

						78,863,900

Wisconsin 0.5%
Wisconsin
GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.19%		12/19/13	8,455,000	8,455,000

Transportation RB Series 2007A (GTY/LIQ: Wells Fargo & Co)	a	0.22%		07/18/13	8,070,000	8,070,000

Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.20%		08/06/13	10,000,000	10,000,000

RB (Aurora Health Care) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.20%		09/05/13	40,000,000	40,000,000

						66,525,000

Total Fixed-Rate Securities
(Cost $4,253,779,186)						4,253,779,186

Variable-Rate Securities 71.6% of net assets

Alabama 1.7%
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: Freddie Mac)		0.11%		07/05/13	11,000,000	11,000,000

M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: Freddie Mac)		0.11%		07/05/13	10,550,000	10,550,000

Alabama Municipal Funding Corp
Municipal Funding Notes Series 2006 (LOC: US Bank, NA)		0.06%		07/05/13	18,300,000	18,300,000

Municipal Funding Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)		0.06%		07/05/13	3,915,000	3,915,000

Alabama State Univ
General Tuition & Fee RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.06%		07/05/13	13,350,000	13,350,000

Hoover
GO Sewer Warrants Series 2007 (GTY/LIQ: US Bank, NA)	a	0.06%		07/05/13	11,790,000	11,790,000

Jackson IDB
IDRB (Specialty Minerals) Series 1999 (LOC: Wells Fargo Bank, NA)		0.10%		07/05/13	8,200,000	8,200,000

Millport IDA
IDRB (Steel Dust Recycling) Series 2011 (LOC: Citibank, NA)		0.15%		07/05/13	10,000,000	10,000,000

RB (Steel Dust Recycling) Series 2007 (LOC: Comerica Bank)		0.12%		07/05/13	5,485,000	5,485,000

Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: Svenska Handelsbanken AB)		0.11%		07/05/13	40,000,000	40,000,000

Mobile IDB
Pollution Control Refunding RB (Alabama Power) Series 1993A		0.06%		07/05/13	12,100,000	12,100,000

RB (Alabama Power) Series 2001B		0.06%		07/01/13	1,755,000	1,755,000

Montgomery Cnty Public Building Auth
Revenue Warrants Series 2006 (GTY/LIQ: US Bank, NA)	a	0.06%		07/05/13	10,600,000	10,600,000

Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2000		0.15%		07/05/13	15,000,000	15,000,000

22 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Trussville
GO Warrants Series 2006A (GTY/LIQ: US Bank, NA)	a	0.06%		07/05/13	13,135,000	13,135,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: Bank of Nova Scotia)		0.07%		07/05/13	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011A (LOC: JPMorgan Chase Bank, NA)		0.12%		07/05/13	30,000,000	30,000,000

						225,180,000

Alaska 0.4%
Alaska Housing Finance Corp
Collateralized Bonds First Series 2006A2 (LIQ: Bank of America, NA)	a	0.16%		07/05/13	7,545,000	7,545,000

Home Mortgage RB Series 2002A (LIQ: JPMorgan Chase Bank, NA)		0.09%		07/01/13	4,500,000	4,500,000

Alaska Student Loan Corp
Education Loan Refunding RB Sr Series 2012B1 (LOC: State Street Bank & Trust Company, NA)		0.09%		07/05/13	25,000,000	25,000,000

Anchorage
Water Refunding RB Series 2007 (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	9,985,000	9,985,000

						47,030,000

Arizona 0.1%
Maricopa Cnty IDA
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: CoBank, ACB)		0.11%		07/05/13	6,750,000	6,750,000

Pima Cnty IDA
Pollution Control RB (Tucson Electric) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	9,995,000	9,995,000

						16,745,000

California 2.1%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: Comerica Bank)		0.12%		07/05/13	3,315,000	3,315,000

RB (Heat & Control) Series 1995A (LOC: Comerica Bank)		0.11%		07/05/13	3,500,000	3,500,000

California Educational Facilities Auth
RB (California Institute of Technology) Series 2006B		0.05%		07/05/13	1,300,000	1,300,000

California Health Facilities Financing Auth
RB (Cedars-Sinai Medical Center) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/05/13	28,275,000	28,275,000

California Infrastructure & Economic Development Bank
IDRB (Murrietta Circuits) Series 2000A (LOC: Comerica Bank)		0.11%		07/05/13	2,660,000	2,660,000

California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.07%		07/05/13	4,410,000	4,410,000

Solid Waste Disposal RB (Athens Disposal) Series 1995A (LOC: Wells Fargo Bank, NA)		0.10%		07/05/13	4,000,000	4,000,000

Solid Waste Disposal RB (Athens Services) Series 2010 (LOC: Wells Fargo Bank, NA)		0.06%		07/05/13	7,000,000	7,000,000

Solid Waste Disposal RB (Blue Line Transfer) Series 1999A (LOC: Union Bank, NA)		0.11%		07/05/13	4,300,000	4,300,000

Solid Waste Disposal RB (Blue Line Transfer) Series 2001A (LOC: Union Bank, NA)		0.11%		07/05/13	1,595,000	1,595,000

See financial notes 23

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (EDCO Disposal) Series 1996A (LOC: Wells Fargo Bank, NA)		0.10%		07/05/13	2,580,000	2,580,000

Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.10%		07/05/13	3,165,000	3,165,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Wells Fargo Bank, NA)		0.10%		07/05/13	2,750,000	2,750,000

Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: Comerica Bank)		0.12%		07/05/13	5,735,000	5,735,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2007A (LOC: Comerica Bank)		0.12%		07/05/13	9,615,000	9,615,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2008A (LOC: Comerica Bank)		0.12%		07/05/13	7,975,000	7,975,000

Solid Waste Disposal RB (MarBorg Industries) Series 2000A (LOC: Union Bank, NA)		0.11%		07/05/13	1,570,000	1,570,000

Solid Waste Disposal RB (MarBorg Industries) Series 2002 (LOC: Union Bank, NA)		0.11%		07/05/13	2,100,000	2,100,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A (LOC: Union Bank, NA)		0.11%		07/05/13	1,375,000	1,375,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.12%		07/05/13	235,000	235,000

California State Univ
Systemwide RB Series 2005C (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		07/05/13	16,655,000	16,655,000

Contra Costa Cnty
M/F Housing RB (Avalon Walnut Creek at Contra Costa Centre) Series 2006A (LOC: Bank of America, NA)		0.10%		07/05/13	4,150,000	4,150,000

M/F Mortgage RB (El Cerrito Royale) Series 1987A (LOC: Bank of America, NA)		0.13%		07/05/13	3,900,000	3,900,000

Delano
COP (Delano Regional Medical Center) (LOC: Comerica Bank)		0.17%		07/05/13	10,470,000	10,470,000

East Bay Municipal Utility District
Water System Sub RB Series 2005A (LIQ: Citibank, NA)	a	0.07%		07/05/13	20,830,000	20,830,000

Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts) Series 1994A (LOC: Wells Fargo Bank, NA)		0.11%		07/05/13	4,600,000	4,600,000

Los Angeles Dept of Water & Power
Power System RB Series 2005A1 (LIQ: Citibank, NA)	a	0.07%		07/05/13	29,850,000	29,850,000

Marin CCD
GO Bonds Series D (LIQ: Wells Fargo Bank, NA)	a	0.06%		07/05/13	15,525,000	15,525,000

Oakland
GO Bonds Series 2009B (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	2,000,000	2,000,000

Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2009A (LIQ: JPMorgan Chase Bank, NA)		0.04%		07/05/13	3,430,000	3,430,000

Sacramento Cnty
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: Fannie Mae)		0.07%		07/05/13	5,000,000	5,000,000

San Bernardino CCD
GO Bonds Series B (LIQ: Wells Fargo & Co)	a	0.16%		07/05/13	18,505,000	18,505,000

San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B (LIQ: Citibank, NA)	a	0.07%		07/05/13	9,900,000	9,900,000

Southern California Metropolitan Water District
Water Refunding RB Series 2013E		0.07%		03/28/14	14,000,000	14,000,000

24 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Univ of California
Medical Center Pooled RB Series 2007C2 (LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	7,000,000	7,000,000

Victor Valley CCD
GO Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	18,845,000	18,845,000

						282,115,000

Colorado 1.9%
Broomfield Urban Renewal Auth
Tax Increment RB (Event Center) Series 2005 (LOC: BNP Paribas)		0.24%		07/05/13	20,000,000	20,000,000

Colorado
COP Series 2012H (LIQ: Wells Fargo Bank, NA)	a	0.06%		07/05/13	25,245,000	25,245,000

Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2006C5 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	9,495,000	9,495,000

Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2002C3 (LIQ: Barclays Bank Plc)		0.08%		07/05/13	16,765,000	16,765,000

S/F Mortgage Class I Bonds Series 2003C2 (LIQ: Royal Bank of Canada)		0.08%		07/05/13	16,290,000	16,290,000

S/F Mortgage Class I Bonds Series 2004A2 (LIQ: Royal Bank of Canada)		0.08%		07/05/13	20,100,000	20,100,000

S/F Mortgage Class I Bonds Series 2005A2 (LIQ: Royal Bank of Canada)		0.08%		07/05/13	9,000,000	9,000,000

S/F Mortgage Class I Bonds Series 2006A3 (LIQ: Federal Home Loan Bank)		0.09%		07/05/13	28,200,000	28,200,000

S/F Mortgage Class I Bonds Series 2007A2 (LIQ: Federal Home Loan Bank)		0.09%		07/05/13	11,400,000	11,400,000

S/F Mortgage Class II Bonds Series 2007B3 (LIQ: Royal Bank of Canada)		0.09%		07/05/13	20,000,000	20,000,000

Colorado Regional Transportation District
Sales Tax Refunding RB Series 2007A (LIQ: Citibank, NA)	a	0.06%		07/05/13	21,530,000	21,530,000

Cornerstone Metropolitan District No. 2
Sub Limited Tax GO Refunding Bonds Series 2010B (LOC: Bank of America, NA)		0.12%		07/05/13	2,645,000	2,645,000

Denver
Airport System RB Bonds Series 2008C2&C3 (GTY/LIQ: Royal Bank of Canada)	a	0.09%		07/05/13	20,000,000	20,000,000

Airport System RB Series 1992G (LOC: Lloyds TSB Bank Plc)		0.14%		07/05/13	17,600,000	17,600,000

Lafayette
M/F Housing RB (Traditions) Series 2011A (LOC: Wells Fargo Bank, NA)		0.08%		07/05/13	600,000	600,000

Univ of Colorado
Univ Enterprise Refunding RB Series 2005A (LIQ: US Bank, NA)	a	0.06%		07/05/13	14,930,000	14,930,000

						253,800,000

Connecticut 0.2%
Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2009A1 (LIQ: JPMorgan Chase Bank, NA)		0.07%		07/01/13	4,890,000	4,890,000

Housing Mortgage Finance Program Bonds Series 2009A2 (LIQ: JPMorgan Chase Bank, NA)		0.07%		07/01/13	5,385,000	5,385,000

See financial notes 25

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Housing Mortgage Finance Program Bonds Series 2011E4 (LIQ: JPMorgan Chase Bank, NA)		0.09%		07/01/13	13,060,000	13,060,000

						23,335,000

District of Columbia 2.1%
District of Columbia
GO Bonds Series 2008E (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.08%		07/05/13	6,030,000	6,030,000

RB (American Psychological Assoc) Series 2003 (LOC: Bank of America, NA)		0.14%		07/05/13	2,125,000	2,125,000

RB (Georgetown Univ) Series 2001C (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	24,995,000	24,995,000

RB (KIPP DC) Series 2008 (LOC: Manufacturers & Traders Trust Co)		0.07%		07/05/13	7,490,000	7,490,000

District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A (LIQ: Morgan Stanley Bank NA)	a	0.09%		07/05/13	9,130,000	9,130,000

Metropolitan Washington Airports Auth
Airport System RB Series 2004B (LIQ: JPMorgan Chase Bank, NA)	a	0.16%		07/05/13	8,060,000	8,060,000

Airport System RB Series 2005A (LIQ: Citibank, NA)	a	0.12%		07/05/13	9,800,000	9,800,000

Airport System RB Series 2005A (LIQ: Citibank, NA)	a	0.13%		07/05/13	4,500,000	4,500,000

Airport System RB Series 2006A (LIQ: Citibank, NA)	a	0.14%		07/05/13	74,600,000	74,600,000

Airport System RB Series 2006B (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/05/13	12,790,000	12,790,000

Airport System RB Series 2006B (LIQ: JPMorgan Chase Bank, NA)	a	0.16%		07/05/13	16,590,000	16,590,000

Airport System RB Series 2007B (LIQ: Deutsche Bank AG)	a	0.09%		07/05/13	23,920,000	23,920,000

Airport System RB Series 2007B (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/05/13	5,000,000	5,000,000

Airport System RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.09%		07/05/13	44,585,000	44,585,000

Airport System Refunding RB Series 2003A (LIQ: Deutsche Bank AG)	a	0.09%		07/05/13	9,280,000	9,280,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		07/05/13	19,830,000	19,830,000

						278,725,000

Florida 4.5%
Brevard Cnty HFA
M/F Housing Refunding RB (Shore View Apts) Series 1995 (LOC: BMO Harris Bank NA)		0.09%		07/05/13	1,900,000	1,900,000

Broward Cnty
Port Facilities Sub Refunding RB (Port Everglades) Series 2008 (LOC: Bank of Nova Scotia)		0.11%		07/05/13	2,600,000	2,600,000

Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: Fannie Mae)		0.07%		07/05/13	3,800,000	3,800,000

Florida Housing Finance Corp
Housing RB (Caribbean Key Apts) Series 1996F (LOC: Fannie Mae)		0.09%		07/05/13	265,000	265,000

Housing RB (Heritage Pointe Apts) Series 1999I-1 (LOC: Fannie Mae)		0.09%		07/05/13	10,630,000	10,630,000

26 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Housing RB (Tiffany Club Apts) Series 1996P (LOC: Freddie Mac)		0.09%		07/05/13	6,050,000	6,050,000

Housing RB (Timberline Apts) Series 1999P (LOC: Fannie Mae)		0.11%		07/05/13	6,335,000	6,335,000

M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: Citibank, NA)		0.10%		07/05/13	3,295,000	3,295,000

M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: Fannie Mae)		0.08%		07/05/13	7,700,000	7,700,000

M/F Mortgage RB (Lynn Lake Apts) Series 2005B1 (LOC: Freddie Mac)		0.08%		07/05/13	20,315,000	20,315,000

M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: Fannie Mae)		0.08%		07/05/13	6,100,000	6,100,000

M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: Citibank, NA)		0.10%		07/05/13	3,760,000	3,760,000

M/F Mortgage RB (Wellesley Apts) Series 2003O (LOC: Citibank, NA)		0.10%		07/05/13	14,805,000	14,805,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.06%		07/05/13	43,670,000	43,670,000

Public Education Capital Outlay Bonds Series 2006D (LIQ: Branch Banking & Trust Co)	a	0.06%		07/05/13	10,690,000	10,690,000

Greater Orlando Aviation Auth
Airport Facilities Refunding RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.09%		07/05/13	5,605,000	5,605,000

Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health/Sunbelt) Series 2006C&G (LIQ: Citibank, NA)	a	0.08%		07/05/13	2,500,000	2,500,000

Hospital Refunding RB (Adventist Health/Sunbelt) Series 2006G (LIQ: Morgan Stanley Bank NA)	a	0.09%		07/05/13	9,375,000	9,375,000

Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: Fannie Mae)		0.08%		07/05/13	20,670,000	20,670,000

M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: Citibank, NA)		0.11%		07/05/13	6,445,000	6,445,000

Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: Bank of America, NA)		0.33%		07/05/13	600,000	600,000

Hillsborough Cnty School Board
Sales Tax Refunding RB Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.10%		07/05/13	11,165,000	11,165,000

Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: Freddie Mac)		0.08%		07/05/13	5,035,000	5,035,000

Miami-Dade Cnty
GO Bonds Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/05/13	10,000,000	10,000,000

Transit System Sales Surtax RB Series 2006 (LIQ: US Bank, NA)	a	0.06%		07/05/13	18,265,000	18,265,000

Miami-Dade Cnty Expressway Auth
Toll System RB Series 2006 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		07/05/13	35,000,000	35,000,000

Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A		0.08%		07/05/13	20,210,000	20,210,000

Airport Facility RB (FlightSafety) Series 1999B		0.08%		07/05/13	20,230,000	20,230,000

See financial notes 27

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
IDRB (Tarmac America) Series 2004 (LOC: Bank of America, NA)		0.12%		07/05/13	2,600,000	2,600,000

Miami-Dade Cnty School Board
COP Series 2006A&B (GTY/LIQ: US Bank, NA)	a	0.06%		07/05/13	27,780,000	27,780,000

Ocean Highway & Port Auth
RB Series 1990 (LOC: Wells Fargo Bank, NA)		0.12%		07/05/13	8,700,000	8,700,000

Okeechobee Cnty
IDRB (Okeechobee Landfill) Series 1999 (LOC: Wells Fargo Bank, NA)		0.11%		07/05/13	15,000,000	15,000,000

Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: Fannie Mae)		0.07%		07/05/13	11,930,000	11,930,000

M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: Federal Home Loan Bank)		0.08%		07/05/13	7,610,000	7,610,000

M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: Federal Home Loan Bank)		0.08%		07/05/13	8,240,000	8,240,000

M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: Fannie Mae)		0.11%		07/05/13	14,200,000	14,200,000

M/F Housing RB (Mystic Cove Apts) Series 2002E (LOC: Fannie Mae)		0.11%		07/05/13	8,640,000	8,640,000

M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: Fannie Mae)		0.11%		07/05/13	9,100,000	9,100,000

Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: Federal Home Loan Bank)		0.12%		07/05/13	8,910,000	8,910,000

Orlando Utilities Commission
Utility System Refunding RB Series 2011A	b	0.17%		01/24/14	10,000,000	10,000,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		07/05/13	5,000,000	5,000,000

RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.09%		07/05/13	20,000,000	20,000,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.12%		07/05/13	2,500,000	2,500,000

Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: Citibank, NA)		0.21%		07/05/13	2,910,000	2,910,000

Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	4,545,000	4,545,000

Pinellas Cnty Educational Facility Auth
Refunding RB (Barry Univ) Series 2007 (LOC: Bank of America, NA)		0.13%		07/05/13	8,290,000	8,290,000

Refunding RB (Shorecrest Preparatory School) Series 2007 (LOC: Northern Trust Co)		0.08%		07/05/13	8,480,000	8,480,000

Pinellas Cnty HFA
M/F Housing RB (Bayside Court) Series 2011 (LOC: JPMorgan Chase Bank, NA)		0.09%		07/05/13	8,545,000	8,545,000

Pinellas Cnty Industry Council
RB (Operation Par) Series 1999 (LOC: Wells Fargo Bank, NA)		0.21%		07/05/13	670,000	670,000

South Florida Water Management District
COP Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	9,760,000	9,760,000

28 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: Citibank, NA)	a	0.07%		07/05/13	16,500,000	16,500,000

Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		07/05/13	20,000,000	20,000,000

St. Johns Cnty
Water & Sewer Refunding RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.06%		07/05/13	10,735,000	10,735,000

Tallahassee
Energy System RB Series 2007 (LIQ: Citibank, NA)	a	0.08%		07/05/13	20,000,000	20,000,000

Tampa
Health System RB (BayCare Health) Series 2012B	b	0.16%		01/24/14	19,000,000	19,000,000

						596,660,000

Georgia 2.0%
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake Phase II) Series 1999 (LOC: Bank of America, NA)		0.30%		07/05/13	8,440,000	8,440,000

Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts) Series 2007 (LOC: Bank of America, NA)		0.29%		07/05/13	26,885,000	26,885,000

M/F Housing RB (Capitol Gateway Apts) Series 2005 (LOC: Fannie Mae)		0.08%		07/05/13	2,825,000	2,825,000

M/F Housing RB (M St Apts) Series 2003 (LOC: Freddie Mac)	d	0.11%		07/05/13	20,350,000	20,350,000

M/F Housing RB (New Community at East Lake) Series 1996 (LOC: Bank of America, NA)		0.30%		07/05/13	5,400,000	5,400,000

Barstow Cnty Development Auth
Pollution Control RB (Georgia Power Plant Bowen) First Series 2009		0.14%		07/05/13	5,000,000	5,000,000

Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) First Series 2009		0.07%		07/01/13	37,280,000	37,280,000

Clayton Cnty Housing Auth
M/F Housing RB (Hyde Park Club Apts) Series 1997 (LOC: Fannie Mae)		0.09%		07/05/13	10,295,000	10,295,000

Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: Fannie Mae)		0.07%		07/05/13	3,515,000	3,515,000

DeKalb Cnty Housing Auth
M/F Housing RB (Brittany Apts) Series 2001 (LOC: General Electric Capital Corp)		0.21%		07/05/13	7,200,000	7,200,000

East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: Freddie Mac)		0.11%		07/05/13	12,525,000	12,525,000

Fulton Cnty Housing Auth
M/F Housing RB (Walton Lakes Apts) Series 2008A (LOC: Federal Home Loan Bank)		0.09%		07/05/13	22,400,000	22,400,000

Habersham Cnty Development Auth
IDRB (Steelcell of North America) Series 2009 (LOC: Bank of America, NA)		0.25%		07/05/13	845,000	845,000

Kennesaw Development Auth
M/F Housing RB (Walton Ridenour Apts) Series 2004 (LOC: Federal Home Loan Bank)		0.09%		07/05/13	7,500,000	7,500,000

Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: Fannie Mae)		0.08%		07/05/13	7,000,000	7,000,000

See financial notes 29

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: Freddie Mac)		0.11%		07/05/13	14,300,000	14,300,000

McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: Freddie Mac)		0.08%		07/05/13	6,300,000	6,300,000

Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2007B (GTY/LIQ: US Bank, NA)	a	0.06%		07/05/13	20,380,000	20,380,000

Sales Tax Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.06%		07/05/13	10,300,000	10,300,000

Putnam Cnty Development Auth
Pollution Control RB (Georgia Power Co Plant Branch) Second Series 1997		0.08%		07/01/13	12,200,000	12,200,000

Summerville Development Auth
RB (Image Industries) Series 1997 (LOC: Wells Fargo Bank, NA)	a	0.10%		07/05/13	11,000,000	11,000,000

Waycross & Ware Cnty Development Auth
IDRB (Rich Products Corp) Series 2007 (LOC: Bank of America, NA)		0.14%		07/05/13	6,500,000	6,500,000

Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: Bank of America, NA)		0.30%		07/05/13	7,225,000	7,225,000

Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: Federal Home Loan Bank)		0.09%		07/05/13	3,100,000	3,100,000

						268,765,000

Hawaii 0.3%
Hawaii
RB (Hawaiian Electric) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	2,200,000	2,200,000

Honolulu
GO Bonds Series 2012A (LIQ: US Bank, NA)	a	0.06%		07/05/13	11,455,000	11,455,000

Wastewater System RB Sr Series 2006A (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	25,500,000	25,500,000

						39,155,000

Idaho 0.0%
Cassia Cnty IDC
IDRB (Oak Valley Heifers) Series 2007 (LOC: Rabobank Nederland)		0.11%		07/05/13	2,000,000	2,000,000

Illinois 3.6%
Aurora
Collateralized S/F Mortgage RB Series 2007D1 (LIQ: Deutsche Bank AG)	a	0.09%		07/05/13	6,370,000	6,370,000

Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997 (LOC: Fannie Mae)		0.11%		07/05/13	9,015,000	9,015,000

Chicago
GO Bonds (City Colleges of Chicago) Series 1999 (LIQ: Deutsche Bank AG)	a	0.11%		07/05/13	8,460,000	8,460,000

GO Project & Refunding Bonds Series 2007A (LIQ: Barclays Bank Plc)	a	0.10%		07/05/13	7,990,000	7,990,000

GO Project & Refunding Bonds Series 2007A (LIQ: Deutsche Bank AG)	a	0.16%		07/05/13	10,830,000	10,830,000

GO Refunding Bonds Series 1993B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Wells Fargo Bank, NA)	a	0.16%		07/05/13	1,855,000	1,855,000

30 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Refunding Bonds Series 2008C (LIQ: Citibank, NA)	a	0.09%		07/05/13	5,785,000	5,785,000

M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO Harris Bank NA)		0.09%		07/05/13	4,997,000	4,997,000

Sales Tax RB Series 2011A (LIQ: Royal Bank of Canada)	a	0.06%		07/05/13	6,665,000	6,665,000

Second Lien RB (Midway Airport) Series 2004C2 (LOC: Wells Fargo Bank, NA)		0.08%		07/05/13	2,400,000	2,400,000

Wastewater Transmission Refunding Second Lien RB Series 2006A&B (GTY/LIQ: US Bank, NA)	a	0.06%		07/05/13	22,380,000	22,380,000

Wastewater Transmission Refunding Second Lien RB Series 2012 (LIQ: Royal Bank of Canada)	a	0.11%		07/05/13	5,000,000	5,000,000

Wastewater Transmission Second Lien RB Series 2012 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.06%		07/05/13	8,995,000	8,995,000

Chicago Transit Auth
Sales Tax Receipts RB Series 2011 (LIQ: Barclays Bank Plc)	a	0.08%		07/05/13	8,980,000	8,980,000

Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO Harris Bank NA)		0.07%		07/05/13	7,690,000	7,690,000

M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: Freddie Mac)		0.06%		07/05/13	5,930,000	5,930,000

M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: Fannie Mae)		0.08%		07/05/13	8,500,000	8,500,000

Pollution Control RB (A.E. Staley Manufacturing) Series 1985 (LOC: Rabobank Nederland)		0.08%		07/05/13	7,500,000	7,500,000

Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: Freddie Mac)		0.11%		07/05/13	32,000,000	32,000,000

RB (Catholic Charities Housing) Series 1993A (LOC: Northern Trust Co)		0.07%		07/05/13	9,160,000	9,160,000

RB (Catholic Charities Housing) Series 1993B (LOC: Northern Trust Co)		0.07%		07/05/13	910,000	910,000

RB (Elmhurst Memorial Healthcare) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.06%		07/01/13	9,660,000	9,660,000

RB (F.C. Harris Pavilion) Series 1994 (LOC: Freddie Mac)		0.10%		07/05/13	22,310,000	22,310,000

RB (Korex) Series 1990 (LOC: Northern Trust Co)		0.36%		07/05/13	4,000,000	4,000,000

RB (Lake Forest Academy) Series 1994 (LOC: Northern Trust Co)		0.07%		07/05/13	4,000,000	4,000,000

RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.07%		07/05/13	2,500,000	2,500,000

RB (Northwestern Memorial Healthcare) Series 2013 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	7,500,000	7,500,000

RB (Northwestern Memorial Hospital) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	6,000,000	6,000,000

RB (Regency Park at Lincolnwood) Series 1991B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/05/13	7,300,000	7,300,000

RB (Richard H. Driehaus Museum) Series 2005 (LOC: Northern Trust Co)		0.07%		07/05/13	3,800,000	3,800,000

RB (Univ of Chicago Medical Center) Series 2009E1 (LOC: JPMorgan Chase Bank, NA)		0.07%		07/01/13	10,000,000	10,000,000

RB (Univ of Chicago) Series 2013A (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	8,000,000	8,000,000

Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	3,000,000	3,000,000

Solid Waste Disposal Facility RB (Kuusakoski US LLC) Series 2013 (LOC: Fifth Third Bank)		0.24%		07/05/13	4,000,000	4,000,000

Illinois Health Facilities Auth
RB (Riverside Health) Series 2002B (LOC: JPMorgan Chase Bank, NA)		0.06%		07/05/13	6,165,000	6,165,000

See financial notes 31

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Illinois Housing Development Auth
M/F Housing RB (Spring Creek Towers) Series 2004 (LOC: Bank of America, NA)		0.24%		07/05/13	5,470,000	5,470,000

Illinois Regional Transportation Auth
GO Bonds Series 2002A (GTY/LIQ: Wells Fargo & Co)	a	0.07%		07/05/13	9,270,000	9,270,000

GO Bonds Series 2005A (LIQ: Rabobank Nederland)	a	0.06%		07/05/13	28,315,000	28,315,000

Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	28,500,000	28,500,000

Metropolitan Water Reclamation District of Greater Chicago
Limited Tax GO Refunding Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.06%		07/05/13	22,475,000	22,475,000

Unlimited Tax GO Refunding Bonds Series May 2006 (LIQ: Bank of America, NA)	a	0.05%		07/05/13	15,485,000	15,485,000

Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: Federal Home Loan Bank)		0.08%		07/05/13	5,000,000	5,000,000

Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat) Series 2004 (LOC: US Bank, NA)		0.11%		07/05/13	6,860,000	6,860,000

St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994 (LOC: Fannie Mae)		0.06%		07/05/13	15,550,000	15,550,000

Univ of Illinois
Auxiliary Facilities System RB Series 2006 (LIQ: Citibank, NA)	a	0.10%		07/05/13	33,260,000	33,260,000

Auxiliary Facilities System RB Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	8,995,000	8,995,000

Upper Illinois River Valley Development Auth
M/F Housing RB (Morris Supportive Living) Series 2007 (LOC: Federal Home Loan Bank)		0.21%		07/05/13	4,000,000	4,000,000

Will Cnty Community HSD No. 210
GO Bonds Series 2006 (LIQ: Deutsche Bank AG)	a	0.12%		07/05/13	14,000,000	14,000,000

						476,827,000

Indiana 1.4%
Columbia City
RB (Precision Plastics) Series 1997 (LOC: Northern Trust Co)		0.36%		07/05/13	800,000	800,000

Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997		0.08%		07/05/13	5,000,000	5,000,000

Pollution Control RB (Toyota Motor Manufacturing) Series 2000A		0.08%		07/05/13	10,000,000	10,000,000

Pollution Control RB (Toyota Motor Manufacturing) Series 2001B		0.08%		07/05/13	9,100,000	9,100,000

Indiana Finance Auth
Economic Development RB (IVC Industrial Coatings) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.13%		07/05/13	6,700,000	6,700,000

Hospital RB (Parkview Health System) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/05/13	9,715,000	9,715,000

Midwestern Disaster Relief RB (Ohio Valley Electric Corp) Series 2012B (LOC: Sumitomo Mitsui Banking Corp)		0.06%		07/05/13	11,500,000	11,500,000

RB (Ascension Health) Series 2008E4		0.06%		07/05/13	1,300,000	1,300,000

Refunding & RB (Trinity Health) Series 2009A&2010B (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/05/13	16,750,000	16,750,000

Refunding RB (Duke Energy Indiana) Series 2009A3 (LOC: Mizuho Bank Ltd)		0.09%		07/05/13	5,425,000	5,425,000

32 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding RB (Trinity Health) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	5,500,000	5,500,000

Indiana Health & Educational Facility Financing Auth
RB (Ascension Health) Series 2006 (LIQ: US Bank, NA)	a	0.06%		07/05/13	15,400,000	15,400,000

Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		07/05/13	3,215,000	3,215,000

Indiana Municipal Power Agency
Power Supply System RB Series 2006A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		07/05/13	9,665,000	9,665,000

Indianapolis
M/F Housing RB (Nora Commons) Series 2004A (LOC: Bank of America, NA)		0.12%		07/05/13	11,785,000	11,785,000

Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: Rabobank Nederland)		0.10%		07/05/13	24,200,000	24,200,000

Middlebury Schools Building Corp
First Mortgage Bonds Series 2006A (GTY/LIQ: US Bank, NA)	a	0.06%		07/05/13	10,110,000	10,110,000

Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		07/05/13	8,500,000	8,500,000

St. Joseph Cnty
RB (Western Manor Apts) Series 1997C (LOC: Federal Home Loan Bank)		0.76%		07/05/13	2,055,000	2,055,000

Whiting
Environmental Facilities RB (BP Products NA) Series 2005 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.06%		07/05/13	16,100,000	16,100,000

						182,820,000

Iowa 1.2%
Iowa Finance Auth
M/F Housing RB (Country Club Village) Series 2006 (LOC: Freddie Mac)		0.08%		07/05/13	10,530,000	10,530,000

Midwestern Disaster Area RB (Archer Daniels Midland) Series 2011		0.05%		07/05/13	17,000,000	17,000,000

Midwestern Disaster Area RB (Cargill) Series 2009A		0.09%		07/05/13	30,000,000	30,000,000

Midwestern Disaster Area RB (Cargill) Series 2009B		0.06%		07/05/13	25,000,000	25,000,000

Midwestern Disaster Area RB (Cargill) Series 2012A		0.08%		07/05/13	32,500,000	32,500,000

Midwestern Disaster Area RB (HF Chlor-Alkali) Series 2012 (LOC: US Bank, NA)		0.11%		07/05/13	25,000,000	25,000,000

Iowa State Board of Regents
Hospital RB Series SUI 2012 (LIQ: Royal Bank of Canada)	a	0.06%		07/05/13	15,000,000	15,000,000

						155,030,000

Kansas 0.1%
Kansas Development Finance Auth
M/F Housing RB (Springhill Apts) Series 2004B (LOC: Freddie Mac)		0.08%		07/05/13	9,285,000	9,285,000

RB (Sisters of Charity of Leavenworth Health Care) Series 2010A (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/05/13	10,885,000	10,885,000

						20,170,000

See financial notes 33

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Kentucky 1.0%
Boone Cnty
Pollution Control Refunding RB (Duke Energy Kentucky) Series 2010 (LOC: Sumitomo Mitsui Banking Corp)		0.06%		07/05/13	5,220,000	5,220,000

Carroll Cnty
Solid Waste Disposal Revenue & Refunding RB (Celotex Corp) Series 2000 (LOC: Bank of America, NA)		0.10%		07/05/13	15,790,000	15,790,000

Kentucky Economic Development Finance Auth
Health Care Refunding RB (Christian Care Communities) Series 2007A (LOC: PNC Bank NA)		0.07%		07/05/13	13,925,000	13,925,000

RB (Catholic Health Initiatives) Series 2011B1	b	0.16%		01/24/14	10,680,000	10,680,000

RB (Catholic Health Initiatives) Series 2011B2	b	0.16%		01/24/14	14,720,000	14,720,000

Kentucky Higher Ed Student Loan Corp
RB Sr Series 2008A1 (LOC: State Street Bank & Trust Company, NA)		0.09%		07/05/13	12,720,000	12,720,000

RB Sr Series 2008A2 (LOC: State Street Bank & Trust Company, NA)		0.09%		07/05/13	14,125,000	14,125,000

Kentucky Housing Corp
Housing RB Series 2005B (LIQ: State Street Bank & Trust Company, NA)		0.07%		07/05/13	5,150,000	5,150,000

Housing RB Series 2005H (LIQ: State Street Bank & Trust Company, NA)		0.07%		07/05/13	4,385,000	4,385,000

Housing RB Series 2006I (LIQ: State Street Bank & Trust Company, NA)		0.07%		07/05/13	12,800,000	12,800,000

M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC Bank NA)		0.12%		07/05/13	3,800,000	3,800,000

Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2006A (GTY/LIQ: US Bank, NA)	a	0.06%		07/05/13	17,995,000	17,995,000

Richmond
IDRB (Mikron) Series 1995 (LOC: Bank of America, NA)		0.29%		07/05/13	700,000	700,000

						132,010,000

Louisiana 1.0%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.17%		07/05/13	15,000,000	15,000,000

East Baton Rouge Parish
Pollution Control Refunding RB (ExxonMobil) Series 1989		0.03%		07/01/13	4,530,000	4,530,000

East Baton Rouge Parish IDB
RB (ExxonMobil) Series 2010A		0.05%		07/01/13	5,000,000	5,000,000

Solid Waste Disposal RB (Georgia-Pacific Corp) Series 2004 (LOC: US Bank, NA)		0.07%		07/05/13	7,100,000	7,100,000

Louisiana
GO Bonds Series 2012A (LIQ: Deutsche Bank AG)	a	0.11%		07/05/13	9,000,000	9,000,000

Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: Freddie Mac)		0.06%		07/05/13	8,795,000	8,795,000

M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: Freddie Mac)		0.11%		07/05/13	14,900,000	14,900,000

M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: Fannie Mae)		0.11%		07/05/13	6,400,000	6,400,000

34 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Louisiana Public Facilities Auth
RB (Dynamic Fuels) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.06%		07/01/13	33,025,000	33,025,000

New Orleans IDB
M/F Housing RB (3700 Orleans) Series 2000 (LOC: Fannie Mae)		0.08%		07/05/13	29,000,000	29,000,000

						132,750,000

Maine 0.2%
Maine Health & Higher Educational Facilities Auth
RB Series 2006F (GTY/LIQ: US Bank, NA)	a	0.06%		07/05/13	29,580,000	29,580,000

Maryland 0.4%
Maryland Community Development Admin
M/F Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: Citibank, NA)		0.10%		07/05/13	13,030,000	13,030,000

M/F Development RB (Shakespeare Park Apts) Series 2008B (LOC: Freddie Mac)		0.07%		07/05/13	7,200,000	7,200,000

Residential RB Series 2004I (LIQ: State Street Bank & Trust Company, NA)		0.08%		07/05/13	19,000,000	19,000,000

Residential RB Series 2005E, 2006B,F,I&L, 2007D&H (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	8,455,000	8,455,000

Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Univ) Series 2012A (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	3,980,000	3,980,000

RB (MedStar Health) Series 2007 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		07/05/13	5,000,000	5,000,000

						56,665,000

Massachusetts 1.3%
Massachusetts
GO Bonds Consolidated Loan of 2006 Series B1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/01/13	5,000,000	5,000,000

GO Bonds Series 2000B (LIQ: US Bank, NA)		0.04%		07/01/13	1,090,000	1,090,000

Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2007A1 (LIQ: Wells Fargo & Co)	a	0.07%		07/05/13	1,095,000	1,095,000

Sr Sales Tax Bonds Series 2010A	b	0.15%		01/24/14	6,000,000	6,000,000

Massachusetts Development Finance Agency
Assisted Living Facility RB (Whaler’s Cove) Series 2001A (LOC: US Bank, NA)		0.09%		07/05/13	11,000,000	11,000,000

First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.20%		07/05/13	1,570,000	1,570,000

M/F Housing RB (Archstone Reading Apts) Series 2004A (LOC: Freddie Mac)		0.08%		07/05/13	12,560,000	12,560,000

RB (CIL Realty) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.06%		07/05/13	12,020,000	12,020,000

RB (Harvard Univ) Series 2010B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	1,000,000	1,000,000

Resource Recovery RB (Waste Management) Series 1999 (LOC: Bank of America, NA)		0.12%		07/05/13	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Auth
RB (Baystate Medical Center) Series 2009J2 (LOC: JPMorgan Chase Bank, NA)		0.07%		07/01/13	750,000	750,000

See financial notes 35

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Harvard Univ) Series 2005C (LIQ: Citibank, NA)	a	0.05%		07/01/13	11,500,000	11,500,000

RB (Museum of Fine Arts) Series 2007A1 (LIQ: US Bank, NA)		0.07%		07/01/13	34,100,000	34,100,000

RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	3,000,000	3,000,000

RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.06%		07/05/13	13,885,000	13,885,000

Massachusetts HFA
Housing Bonds Series 2005D (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	3,815,000	3,815,000

Housing Bonds Series 2007A&C (LIQ: Citibank, NA)	a	0.16%		07/05/13	11,235,000	11,235,000

Housing Bonds Series 2010B (LIQ: Barclays Bank Plc)	a	0.10%		07/05/13	7,500,000	7,500,000

Housing Bonds Series 2010C (LIQ: Citibank, NA)	a	0.16%		07/05/13	5,700,000	5,700,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A (LIQ: Citibank, NA)	a	0.06%		07/05/13	900,000	900,000

Dedicated Sales Tax Bonds Series 2005A (LIQ: Citibank, NA)	a	0.08%		07/05/13	7,470,000	7,470,000

Dedicated Sales Tax Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	3,400,000	3,400,000

Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.06%		07/05/13	2,330,000	2,330,000

Sr Dedicated Sales Tax Bonds Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	2,680,000	2,680,000

Univ of Massachusetts Building Auth
Refunding RB Sr Series 2011-1 (LIQ: Wells Fargo Bank, NA)		0.04%		07/05/13	4,000,000	4,000,000

Refunding RB Sr Series 2011-2	b	0.15%		01/24/14	6,400,000	6,400,000

						180,000,000

Michigan 2.7%
Michigan Finance Auth
Hospital Refunding RB (Trinity Health) Series 2011MI (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	7,500,000	7,500,000

Hospital Refunding RB (Trinity Health) Series 2011MI (LIQ: Wells Fargo Bank, NA)	a	0.06%		07/05/13	2,400,000	2,400,000

Unemployment Obligation Assessment RB Series 2012A (LIQ: Citibank, NA)	a	0.07%		07/05/13	20,000,000	20,000,000

Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMorgan Chase Bank, NA)		0.12%		07/05/13	38,200,000	38,200,000

Rental Housing RB Series 2005A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		07/05/13	32,735,000	32,735,000

Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.13%		07/05/13	2,294,000	2,294,000

Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.16%		07/05/13	3,240,000	3,240,000

Rental Housing RB Series 2007C (LIQ: JPMorgan Chase Bank, NA)		0.12%		07/05/13	32,765,000	32,765,000

Rental Housing RB Series 2008C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		07/05/13	12,615,000	12,615,000

Rental Housing RB Series 2008D (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		07/05/13	59,545,000	59,545,000

S/F Mortgage RB Series 2007E (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		07/05/13	25,000,000	25,000,000

S/F Mortgage RB Series 2007F (LIQ: PNC Bank NA)		0.09%		07/05/13	78,000,000	78,000,000

Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge) Series 1985 (LOC: Comerica Bank)		0.35%	07/01/13	07/05/13	7,100,000	7,100,000

36 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2005A3 (LIQ: Citibank, NA)	a	0.07%		07/05/13	4,700,000	4,700,000

RB (Ascension Health) Series 2010	b	0.15%		01/24/14	8,765,000	8,765,000

RB (Ascension Health) Series 2010F8	b	0.15%		01/24/14	7,100,000	7,100,000

Michigan State Strategic Fund
Limited Obligation RB (Metaltec Steel Abrasive) Series 2006 (LOC: Comerica Bank)		0.15%		07/05/13	1,345,000	1,345,000

Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: Wells Fargo Bank, NA)		0.11%		07/05/13	3,000,000	3,000,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2004 (LOC: Comerica Bank)		0.07%		07/05/13	12,625,000	12,625,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2005 (LOC: Comerica Bank)		0.07%		07/05/13	4,210,000	4,210,000

						363,139,000

Minnesota 0.7%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: CoBank, ACB)		0.07%		07/05/13	19,350,000	19,350,000

Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park) Series 2001 (LOC: Fannie Mae)		0.09%		07/05/13	9,250,000	9,250,000

M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: Fannie Mae)		0.09%		07/05/13	2,800,000	2,800,000

Mendota Heights
Refunding IDRB (Dakota Business Plaza) Series 2000 (LOC: Wells Fargo Bank, NA)		0.26%		07/05/13	2,300,000	2,300,000

Minneapolis
M/F Housing RB (Gateway Real Estate) Series 2002 (LOC: Wells Fargo Bank, NA)		0.12%		07/05/13	4,060,000	4,060,000

Minnesota HFA
Residential Housing Finance Bonds Series 2003B (LIQ: Royal Bank of Canada)		0.07%		07/05/13	10,795,000	10,795,000

Residential Housing Finance Bonds Series 2005I (LIQ: Royal Bank of Canada)		0.07%		07/05/13	26,805,000	26,805,000

Residential Housing Finance Bonds Series 2006G (LIQ: Citibank, NA)	a	0.12%		07/05/13	3,910,000	3,910,000

Residential Housing Finance Bonds Series 2009F (LIQ: Federal Home Loan Bank)		0.07%		07/05/13	10,925,000	10,925,000

St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: Wells Fargo Bank, NA)		0.11%		07/05/13	2,845,000	2,845,000

						93,040,000

Mississippi 0.5%
Jackson Cnty
Pollution Control Refunding RB (Chevron) Series 1993		0.04%		07/01/13	6,600,000	6,600,000

Mississippi
GO Bonds Series 2007B (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/05/13	13,370,000	13,370,000

Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2011B		0.05%		07/01/13	600,000	600,000

See financial notes 37

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
IDRB (Central Mississippi Baking Co) Series 2005 (LOC: Bank of America, NA)		0.35%		07/05/13	3,530,000	3,530,000

IDRB (Chevron) Series 2011A		0.05%		07/01/13	900,000	900,000

RB (PSL North America) Series 2007A (LOC: Wells Fargo Bank, NA)		0.10%		07/05/13	13,000,000	13,000,000

Mississippi Development Bank
Special Obligation Bonds (Highway Construction) Series 2012 (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	3,200,000	3,200,000

Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 2008-2 (LOC: Freddie Mac)		0.11%		07/05/13	5,000,000	5,000,000

Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care) Series 2004B1 (LIQ: Bank of America, NA)	a	0.05%		07/05/13	17,086,000	17,086,000

Univ of Southern Mississippi Educational Building Corp
RB Series 2007 (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	9,610,000	9,610,000

						72,896,000

Missouri 1.0%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004 (LOC: Fannie Mae)		0.10%		07/05/13	8,000,000	8,000,000

Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: Bank of America, NA)		0.29%		07/05/13	10,225,000	10,225,000

M/F Housing RB (Timberlane Village Apts) Series 1986 (LOC: Wells Fargo Bank, NA)		0.09%		07/05/13	18,400,000	18,400,000

St. Charles Cnty IDA
M/F Housing Refunding RB (Time Centre Apts Phase I) Series 2004A (LOC: Wells Fargo Bank, NA)		0.09%		07/05/13	15,600,000	15,600,000

M/F Housing Refunding RB (Time Centre Apts Phase II) Series 2004B (LOC: Wells Fargo Bank, NA)		0.09%		07/05/13	4,500,000	4,500,000

St. Charles Cnty Public Water Supply District No. 2
COP Series 2005 (LOC: Bank of America, NA)		0.12%		07/05/13	7,295,000	7,295,000

St. Louis IDA
IDRB (Kessler Container) Series 1997A (LOC: Bank of America, NA)		0.77%		07/05/13	1,000,000	1,000,000

M/F Housing RB (Black Forest Apts) Series 1997 (LOC: Fannie Mae)		0.08%		07/05/13	4,000,000	4,000,000

M/F Housing RB (General Grant Colonial Village Apts) Series 2003 (LOC: US Bank, NA)		0.09%		07/05/13	17,290,000	17,290,000

M/F Housing RB (Southwest Crossing) Series 2001 (LOC: Freddie Mac)		0.08%		07/05/13	9,500,000	9,500,000

M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: Fannie Mae)		0.08%		07/05/13	7,435,000	7,435,000

M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A (LOC: Freddie Mac)		0.08%		07/05/13	20,475,000	20,475,000

Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US Bank, NA)		0.09%		07/05/13	6,235,000	6,235,000

IDRB (Pauwels Transformers) Series 1995 (LOC: HSBC Bank USA)		0.38%		07/05/13	600,000	600,000

						130,555,000

38 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Nebraska 0.7%
Douglas Cnty Hospital Auth No.3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.16%		07/05/13	5,265,000	5,265,000

Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: Freddie Mac)		0.08%		07/05/13	8,950,000	8,950,000

Omaha Public Power District
Electric System RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		07/05/13	22,135,000	22,135,000

Public Power General Agency
RB (Whelan Energy Center) Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		07/05/13	27,470,000	27,470,000

Univ of Nebraska
RB Series 2007 (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	7,565,000	7,565,000

Washington Cnty
IDRB (Cargill) Series 2010		0.09%		07/05/13	7,000,000	7,000,000

IDRB (Cargill) Series 2010B		0.09%		07/05/13	10,000,000	10,000,000

						88,385,000

Nevada 1.5%
Clark Cnty
Airport System Sub Lien RB Series 2008A2 (LOC: State Street Bank & Trust Company, NA)		0.07%		07/05/13	6,000,000	6,000,000

Airport System Sub Lien RB Series 2011B2 (LOC: Royal Bank of Canada)		0.08%		07/05/13	29,000,000	29,000,000

Economic Development Refunding RB (Bishop Gorman High School) Series 2011 (LOC: Bank of America, NA)		0.10%		07/05/13	10,000,000	10,000,000

Clark Cnty SD
Limited Tax GO Bonds Series 2006B (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/05/13	14,630,000	14,630,000

Las Vegas
Limited Tax GO Bonds Series 2006B (LIQ: US Bank, NA)	a	0.06%		07/05/13	24,510,000	24,510,000

Nevada Housing Division
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: Fannie Mae)		0.07%		07/05/13	4,800,000	4,800,000

M/F Housing RB (Banbridge Apts) Series 2000A (LOC: US Bank, NA)		0.10%		07/05/13	3,910,000	3,910,000

M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: Fannie Mae)		0.07%		07/05/13	5,765,000	5,765,000

M/F Housing RB (Silver Pines Apts) Series 2002A (LOC: Fannie Mae)		0.07%		07/05/13	10,800,000	10,800,000

M/F Housing RB (St. Rose Seniors Apts) Series 2002A (LOC: Fannie Mae)		0.07%		07/05/13	14,770,000	14,770,000

M/F Housing Refunding RB (Oakmont) Series 2002 (LOC: Fannie Mae)		0.10%		07/05/13	4,150,000	4,150,000

Multi-Unit Housing RB (Southwest Village Apts) Series 2005 (LOC: Fannie Mae)		0.07%		07/05/13	17,000,000	17,000,000

Nevada System of Higher Education
Univ RB Series 2005B (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	10,510,000	10,510,000

See financial notes 39

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Reno
Health Facility RB (Catholic Healthcare West) Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.06%		07/05/13	42,750,000	42,750,000

						198,595,000

New Hampshire 0.1%
New Hampshire Health & Education Facilities Auth
RB (Rivier College) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.08%		07/05/13	11,080,000	11,080,000

New Jersey 0.8%
New Jersey Economic Development Auth
IDRB (Advanced Drainage Systems) Series 2007 (LOC: PNC Bank NA)		0.13%		07/05/13	4,930,000	4,930,000

RB (Hamilton Industrial Development) Series 1998 (LOC: Wells Fargo Bank, NA)		0.21%		07/05/13	2,855,000	2,855,000

RB (Marina Energy) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.10%		07/05/13	5,465,000	5,465,000

RB (Research & Manufacturing Corp of America) Series 2006 (LOC: Wells Fargo Bank, NA)		0.21%		07/05/13	3,100,000	3,100,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/05/13	10,000,000	10,000,000

New Jersey Housing & Mortgage Finance Agency
M/F Housing RB 2013 Series 5 (LOC: Citibank, NA)		0.09%		07/05/13	36,300,000	36,300,000

S/F Housing RB Series 2005O (LIQ: Barclays Bank Plc)		0.07%		07/05/13	16,400,000	16,400,000

S/F Housing RB Series 2005Q (LIQ: Barclays Bank Plc)		0.07%		07/05/13	5,880,000	5,880,000

S/F Housing RB Series 2005R (LIQ: TD Bank NA)		0.07%		07/05/13	2,365,000	2,365,000

S/F Housing RB Series 2008Z (LIQ: Royal Bank of Canada)		0.07%		07/05/13	17,580,000	17,580,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.10%		07/05/13	1,065,000	1,065,000

						105,940,000

New Mexico 0.1%
Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts) Series 2008 (LOC: US Bank, NA)		0.16%		07/05/13	7,500,000	7,500,000

New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare Services) Series 2012A (LIQ: Citibank, NA)	a	0.07%		07/05/13	6,665,000	6,665,000

						14,165,000

New York 3.3%
Bethlehem IDA
RB (467 Delaware Ave) Series 2003A (LOC: Federal Home Loan Bank)		0.08%		07/05/13	6,480,000	6,480,000

Madison Cnty IDA
Civic Facility RB (Colgate Univ) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	5,845,000	5,845,000

New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: Citibank, NA)		0.26%		07/05/13	4,080,000	4,080,000

40 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York City
GO Bonds Fiscal 2004 Series H1 (LOC: Bank of New York Mellon)		0.04%		07/01/13	3,405,000	3,405,000

GO Bonds Fiscal 2009 Series H1 (LIQ: Citibank, NA)	a	0.06%		07/05/13	5,000,000	5,000,000

GO Bonds Fiscal 2012 Series A5 (LIQ: Bank of Nova Scotia)		0.04%		07/01/13	5,740,000	5,740,000

GO Bonds Fiscal 2013 Series A2 (LOC: Mizuho Bank Ltd)		0.06%		07/01/13	7,700,000	7,700,000

New York City Capital Resource Corp
RB Series 2008B1 (LOC: Bank of America, NA)		0.17%		07/05/13	23,370,000	23,370,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	2,620,000	2,620,000

M/F Housing RB Series 2010B (LIQ: Citibank, NA)	a	0.08%		07/05/13	420,000	420,000

M/F Mortgage RB (50th Ave) Series 2013B (LOC: Wells Fargo Bank, NA)		0.06%		07/05/13	15,000,000	15,000,000

M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: Citibank, NA)		0.17%		07/05/13	4,250,000	4,250,000

M/F Mortgage RB (Elliott Chelsea) Series 2010A (LOC: Freddie Mac)		0.08%		07/05/13	10,100,000	10,100,000

M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: Citibank, NA)		0.12%		07/05/13	5,935,000	5,935,000

M/F Mortgage RB (White Plains Courtyard Apts) Series 2005A (LOC: Freddie Mac)		0.08%		07/05/13	1,500,000	1,500,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2008 Series A (LIQ: Branch Banking & Trust Co)	a	0.06%		07/05/13	9,960,000	9,960,000

Water & Sewer System RB Fiscal 2009 Series AA (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	7,295,000	7,295,000

Water & Sewer System RB Fiscal 2011 Series EE (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	15,875,000	15,875,000

Water & Sewer System RB Fiscal 2012 Series A1 (LIQ: Mizuho Bank Ltd)		0.04%		07/01/13	3,625,000	3,625,000

Water & Sewer System RB Fiscal 2012 Series A2 (LIQ: Mizuho Bank Ltd)		0.03%		07/01/13	3,900,000	3,900,000

Water & Sewer System RB Fiscal 2012 Series CC (LIQ: Royal Bank of Canada)	a	0.06%		07/05/13	9,830,000	9,830,000

Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Wells Fargo Bank, NA)	a	0.06%		07/05/13	3,340,000	3,340,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.07%		07/05/13	7,335,000	7,335,000

Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Citibank, NA)	a	0.07%		07/05/13	5,000,000	5,000,000

Future Tax Secured Sub Bonds Fiscal 2013 Series C4 (LIQ: JPMorgan Chase Bank, NA)		0.06%		07/01/13	2,825,000	2,825,000

New York City Trust for Cultural Resources
Refunding RB (Lincoln Center) Series 2008A2 (LOC: Bank of New York Mellon)		0.03%		07/01/13	7,000,000	7,000,000

New York State Dormitory Auth
State Personal Income Tax RB Series 2006D (LIQ: Citibank, NA)	a	0.06%		07/05/13	10,500,000	10,500,000

New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2010A3 (LOC: Bank of Nova Scotia)		0.07%		07/05/13	18,500,000	18,500,000

See financial notes 41

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New York State HFA
Housing RB (100 Maiden Lane) Series 2004A (LOC: Fannie Mae)		0.07%		07/05/13	9,000,000	9,000,000

Housing RB (1501 Lexington Ave) Series 2000A (LOC: Fannie Mae)		0.07%		07/05/13	8,300,000	8,300,000

Housing RB (345 E 94th St) Series 1998A (LOC: Freddie Mac)		0.07%		07/05/13	8,065,000	8,065,000

Housing RB (600 W 42nd St) Series 2008A (LOC: Fannie Mae)		0.09%		07/05/13	2,000,000	2,000,000

Housing RB (Ocean Park Apts) Series 2005A (LOC: Fannie Mae)		0.07%		07/05/13	13,330,000	13,330,000

Housing RB (Related-42nd & 10th) Series 2008A (LOC: Freddie Mac)		0.03%		07/05/13	15,250,000	15,250,000

Housing RB (Tribeca Landing) Series 1997A (LOC: Fannie Mae)		0.06%		07/05/13	2,000,000	2,000,000

Housing RB (West 30th St) Series 2012A1 (LOC: Wells Fargo Bank, NA)		0.05%		07/05/13	15,000,000	15,000,000

New York State Mortgage Agency
Homeowner Mortgage RB Bonds Series 142 (LIQ: Barclays Bank Plc)		0.06%		07/01/13	14,000,000	14,000,000

Homeowner Mortgage RB Series 144 (LIQ: JPMorgan Chase Bank, NA)		0.05%		07/01/13	19,100,000	19,100,000

Homeowner Mortgage RB Series 145&148 (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		07/05/13	1,550,000	1,550,000

Homeowner Mortgage RB Series 153 (LIQ: Barclays Bank Plc)		0.10%		07/05/13	13,605,000	13,605,000

Homeowner Mortgage RB Series 29 (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/05/13	3,055,000	3,055,000

Onondaga Cnty Trust for Cultural Resources
RB (Syracuse Univ) Series 2010A (LOC: Wells Fargo Bank, NA)		0.03%		07/05/13	3,500,000	3,500,000

Port Auth of New York & New Jersey
Consolidated Bonds 136th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/05/13	7,320,000	7,320,000

Consolidated Bonds 143rd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/05/13	7,870,000	7,870,000

Consolidated Bonds 147th Series (LIQ: Citibank, NA)	a	0.11%		07/05/13	36,820,000	36,820,000

Consolidated Bonds 152nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/05/13	28,540,000	28,540,000

Consolidated Bonds 169th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/05/13	6,440,000	6,440,000

Consolidated Bonds 172nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/05/13	4,625,000	4,625,000

Consolidated Bonds 177th Series (LIQ: Citibank, NA)	a	0.11%		07/05/13	6,765,000	6,765,000

Consolidated Bonds 177th Series (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	2,000,000	2,000,000

						434,565,000

North Carolina 0.7%
Charlotte
Refunding COP Series 2013G (LIQ: Wells Fargo Bank, NA)		0.05%		07/05/13	5,000,000	5,000,000

Charlotte-Mecklenburg Hospital Auth
Refunding RB (Carolinas HealthCare) Series 2008A&2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.06%		07/05/13	3,605,000	3,605,000

Mecklenburg Cnty
GO Refunding Bonds Series 2009D	b	0.16%		01/24/14	18,630,000	18,630,000

North Carolina Capital Facilities Finance Agency
Recreational Facilities RB (YMCA of Greater Charlotte) Series 2007A (LOC: Branch Banking & Trust Co)		0.07%		07/05/13	4,635,000	4,635,000

42 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
North Carolina Medical Care Commission
Health Care Facilities RB (Duke Univ Health) Series 2012A (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	5,000,000	5,000,000

Health Care Facilities Refunding RB (Univ Health Systems of Eastern Carolina) Series 2008B2 (LOC: Branch Banking & Trust Co)		0.08%		07/05/13	18,550,000	18,550,000

Hospital Refunding RB (Cone Health) Series 2011B	b	0.18%		01/24/14	7,000,000	7,000,000

Piedmont Triad Airport Auth
Airport RB Series 2008B (LOC: Branch Banking & Trust Co)		0.10%		07/05/13	3,495,000	3,495,000

Raleigh
Downtown Improvement COP Series 2005B1 (LIQ: Wells Fargo Bank, NA)		0.05%		07/05/13	20,480,000	20,480,000

Rowan Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Taylor Clay Products) Series 2007A (LOC: Wells Fargo Bank, NA)		0.21%		07/05/13	5,870,000	5,870,000

						92,265,000

North Dakota 0.6%
North Dakota HFA
Home Mortgage Finance Program Series 2004C (LIQ: Federal Home Loan Bank)		0.09%		07/05/13	16,670,000	16,670,000

Home Mortgage Finance Program Series 2005A (LOC: Federal Home Loan Bank)		0.08%		07/05/13	10,000,000	10,000,000

Home Mortgage Finance Program Series 2005C (LIQ: Federal Home Loan Bank)		0.08%		07/05/13	12,000,000	12,000,000

Home Mortgage Finance Program Series 2009B (LIQ: Federal Home Loan Bank)		0.09%		07/05/13	36,715,000	36,715,000

						75,385,000

Ohio 0.5%
Allen Cnty
Hospital Facilities RB (Catholic Healthcare Partners) Series 2010A (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	7,460,000	7,460,000

Cleveland-Cuyahoga Cnty Port Auth
Development Refunding RB (Judson) Series 2005A (LOC: PNC Bank NA)		0.07%		07/05/13	20,095,000	20,095,000

Development Refunding RB (Judson) Series 2005B (LOC: PNC Bank NA)		0.07%		07/05/13	7,360,000	7,360,000

Franklin Cnty
RB (OhioHealth) Series 2011C		0.09%	07/05/13	06/04/14	12,000,000	12,000,000

Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: Federal Home Loan Bank)		0.09%		07/05/13	5,300,000	5,300,000

Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		07/05/13	8,000,000	8,000,000

Ohio
Hospital Refunding RB (Cleveland Clinic) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	2,000,000	2,000,000

						62,215,000

Oregon 0.9%
Multnomah Cnty Hospital Facilities Auth
RB (Providence Health) Series 2004 (LIQ: Bank of America, NA)	a	0.08%		07/05/13	5,895,000	5,895,000

Oregon
GO Bonds Series 86 (LIQ: US Bank, NA)		0.06%		07/01/13	8,270,000	8,270,000

See financial notes 43

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Oregon Health & Science Univ
RB Series 2012B2 (LOC: Union Bank, NA)		0.06%		07/05/13	6,000,000	6,000,000

Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village Assisted Living) Series 2001A (LOC: Union Bank, NA)		0.08%		07/05/13	2,840,000	2,840,000

Oregon Housing & Community Services Dept
S/F Mortgage RB Series 2004L (LIQ: State Street Bank & Trust Company, NA)		0.07%		07/05/13	4,500,000	4,500,000

S/F Mortgage RB Series 2005F (LIQ: State Street Bank & Trust Company, NA)		0.07%		07/05/13	14,885,000	14,885,000

S/F Mortgage RB Series 2007E (LIQ: JPMorgan Chase Bank, NA)		0.10%		07/05/13	30,000,000	30,000,000

S/F Mortgage RB Series 2007H (LIQ: JPMorgan Chase Bank, NA)		0.10%		07/05/13	30,000,000	30,000,000

S/F Mortgage RB Series 2008C (LIQ: JPMorgan Chase Bank, NA)		0.10%		07/05/13	15,000,000	15,000,000

Portland CCD
GO Bonds Series 2013 (LIQ: Credit Suisse AG)	a	0.11%		07/05/13	4,600,000	4,600,000

						121,990,000

Pennsylvania 2.2%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010D&F (LIQ: JPMorgan Chase Bank, NA)	a	0.13%	07/05/13	09/05/13	29,250,000	29,250,000

Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005 (LOC: PNC Bank NA)		0.10%		07/05/13	5,190,000	5,190,000

Commonwealth Financing Auth
RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	9,850,000	9,850,000

Delaware Cnty IDA
Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.11%		07/05/13	9,635,000	9,635,000

Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	6,995,000	6,995,000

Montgomery Cnty IDA
RB (Waverly Heights) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.09%		07/05/13	7,000,000	7,000,000

Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: Fannie Mae)		0.06%		07/05/13	1,530,000	1,530,000

North Hampton Cnty
RB (Binney & Smith) Series 1997B (LOC: JPMorgan Chase Bank, NA)		0.36%		07/05/13	520,000	520,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: Barclays Bank Plc)		0.08%		07/05/13	13,965,000	13,965,000

S/F Mortgage RB Series 2003-77B (LIQ: Barclays Bank Plc)		0.08%		07/05/13	22,515,000	22,515,000

S/F Mortgage RB Series 2003-79B (LIQ: Barclays Bank Plc)		0.08%		07/05/13	25,000,000	25,000,000

S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.07%		07/05/13	6,305,000	6,305,000

S/F Mortgage RB Series 2005-88B (LIQ: PNC Bank NA)		0.08%		07/05/13	14,950,000	14,950,000

S/F Mortgage RB Series 2005-88C (LIQ: PNC Bank NA)		0.08%		07/05/13	9,635,000	9,635,000

S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		07/05/13	25,695,000	25,695,000

S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.14%		07/05/13	2,118,018	2,118,018

S/F Mortgage RB Series 2006-94B (LIQ: PNC Bank NA)		0.08%		07/05/13	22,185,000	22,185,000

44 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
S/F Mortgage RB Series 2006-99A, 2007-99A&100A (LIQ: Citibank, NA)	a	0.12%		07/05/13	9,310,000	9,310,000

S/F Mortgage RB Series 2013-115A (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		07/05/13	500,000	500,000

Pennsylvania State Turnpike Commission
Turnpike RB Series 2011C1 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/05/13	7,950,000	7,950,000

Philadelphia
Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.07%		07/05/13	16,455,000	16,455,000

Philadelphia IDA
Healthcare RB (Greater Philadelphia Health Action) Series 2008 (LOC: Bank of America, NA)		0.16%		07/05/13	2,150,000	2,150,000

Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	4,520,000	4,520,000

St. Mary Hospital Auth
RB (Catholic Health Initiatives) Series 2004C		0.07%		07/05/13	33,840,000	33,840,000

Univ of Pittsburgh
Univ Capital Project & Refunding Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	4,395,000	4,395,000

						291,458,018

Puerto Rico 0.3%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A (LIQ: Societe Generale)	a	0.31%		07/05/13	41,000,000	41,000,000

Sr Sales Tax RB Series 2011C (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	1,000,000	1,000,000

						42,000,000

Rhode Island 0.2%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 54 (LIQ: Bank of America, NA)	a	0.16%		07/05/13	4,920,000	4,920,000

Homeownership Opportunity Bonds Series 56A (LIQ: Citibank, NA)	a	0.12%		07/05/13	8,050,000	8,050,000

Homeownership Opportunity Bonds Series 56A (LIQ: Morgan Stanley Bank NA)	a	0.14%		07/05/13	7,350,000	7,350,000

Homeownership Opportunity Bonds Series 58A (LIQ: Morgan Stanley Bank NA)	a	0.14%		07/05/13	6,860,000	6,860,000

						27,180,000

South Carolina 0.6%
Charleston
Waterworks & Sewer System Refunding RB Series 2012 (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	8,750,000	8,750,000

South Carolina Housing Finance & Development Auth
M/F Rental Housing Refunding RB (Fairway Apts) Series 2001A (LOC: Fannie Mae)		0.09%		07/05/13	7,735,000	7,735,000

South Carolina Jobs Economic Development Auth
IRB (South Carolina Electric & Gas) Series 2008 (LOC: Branch Banking & Trust Co)		0.11%		07/05/13	6,935,000	6,935,000

IRB (South Carolina Generating) Series 2008 (LOC: Branch Banking & Trust Co)		0.11%		07/05/13	4,600,000	4,600,000

RB (Holcim) Series 2003 (LOC: Comerica Bank)		0.11%		07/05/13	25,000,000	25,000,000

South Carolina Transportation Infrastucture Bank
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		07/05/13	25,045,000	25,045,000

						78,065,000

See financial notes 45

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

South Dakota 0.6%
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2004C (LIQ: Landesbank Hessen-Thuringen Girozentrale)		0.09%		07/05/13	20,000,000	20,000,000

Homeownership Mortgage Bonds Series 2004G (LIQ: Landesbank Hessen-Thuringen Girozentrale)		0.11%		07/05/13	10,250,000	10,250,000

Homeownership Mortgage Bonds Series 2005C (LIQ: Bank of New York Mellon)		0.10%		07/05/13	41,000,000	41,000,000

Homeownership Mortgage Bonds Series 2008C (LIQ: Federal Home Loan Bank)		0.07%		07/05/13	5,000,000	5,000,000

M/F Housing RB (Harmony Heights) Series 2001 (LOC: Fannie Mae)		0.09%		07/05/13	6,500,000	6,500,000

						82,750,000

Tennessee 0.9%
Blount Cnty Public Building Auth
Local Government Public Improvement Bonds Series E5B (LOC: Branch Banking & Trust Co)		0.07%		07/05/13	6,205,000	6,205,000

Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	16,515,000	16,515,000

Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1997 (LOC: Bank of America, NA)		0.12%		07/05/13	5,000,000	5,000,000

Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1999 (LOC: Bank of America, NA)		0.12%		07/05/13	6,230,000	6,230,000

Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA) Series 2001 (LOC: Comerica Bank)		0.16%		07/05/13	1,000,000	1,000,000

Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: Fannie Mae)		0.08%		07/05/13	2,100,000	2,100,000

Memphis & Shelby Cnty Sports Auth
Refunding RB (Memphis Arena) Series 2007C&D (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/05/13	12,795,000	12,795,000

Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: Fannie Mae)		0.08%		07/05/13	7,750,000	7,750,000

M/F Housing RB (Jackson Grove Apts) Series 2006A (LOC: BMO Harris Bank NA)		0.09%		07/05/13	10,000,000	10,000,000

M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: Fannie Mae)		0.07%		07/05/13	11,320,000	11,320,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.12%		07/05/13	1,250,000	1,250,000

Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.12%		07/05/13	23,630,000	23,630,000

Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: Branch Banking & Trust Co)		0.15%		07/05/13	11,140,000	11,140,000

46 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Shelby Cnty Health, Educational & Housing Facilities Board
RB (Methodist Healthcare) Series 2004B (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/05/13	7,495,000	7,495,000

						122,430,000

Texas 7.9%
Alamo CCD
Limited Tax Refunding Bonds Series 2012 (LIQ: Credit Suisse AG)	a	0.08%		07/05/13	6,670,000	6,670,000

Calhoun Cnty Navigation District
Solid Waste Disposal RB (Formosa Plastics Corp) Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.10%		07/05/13	12,500,000	12,500,000

Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: Sumitomo Mitsui Banking Corp)		0.09%		07/05/13	17,500,000	17,500,000

Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: Sumitomo Mitsui Banking Corp)		0.09%		07/05/13	33,800,000	33,800,000

Capital IDC
Solid Waste Disposal RB (Texas Disposal Systems) Series 2001 (LOC: Union Bank, NA)		0.12%		07/05/13	7,930,000	7,930,000

Clear Creek ISD
Unlimited Tax Refunding Bonds Series 2008A (GTY: Texas Permanent School Fund /LIQ: Bank of America, NA)	a	0.08%		07/05/13	5,000,000	5,000,000

Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.07%		07/05/13	20,000,000	20,000,000

Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: CoBank, ACB)		0.07%		07/05/13	24,500,000	24,500,000

Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008 (LIQ: Citibank, NA)	a	0.08%		07/05/13	22,100,000	22,100,000

Del Valle ISD
Unlimited Tax GO Bonds Series 2007 (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	17,015,000	17,015,000

El Paso Cnty Hospital District
GO Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	13,395,000	13,395,000

Grand Prairie IDA
IDRB (NTA Leasing) Series 1994 (LOC: JPMorgan Chase Bank, NA)		0.10%		07/05/13	115,000	115,000

Greater East Texas Higher Education Auth
Student Loan RB Series 1992B (LOC: State Street Bank & Trust Company, NA)		0.09%		07/05/13	35,200,000	35,200,000

Student Loan RB Series 1993B (LOC: State Street Bank & Trust Company, NA)		0.09%		07/05/13	32,000,000	32,000,000

Student Loan RB Series 1995B (LOC: State Street Bank & Trust Company, NA)		0.09%		07/05/13	36,000,000	36,000,000

Greater Texas Student Loan Corp
Student Loan RB Series 1998A (LOC: State Street Bank & Trust Company, NA)		0.09%		07/05/13	35,000,000	35,000,000

Student Loan RB Series 2000A (LOC: State Street Bank & Trust Company, NA)		0.09%		07/05/13	25,000,000	25,000,000

Gulf Coast IDA
RB (ExxonMobil) Series 2012		0.04%		07/01/13	8,200,000	8,200,000

Gulf Coast Waste Disposal Auth
Environmental Facilities RB (ExxonMobil) Series 2001A		0.04%		07/01/13	7,700,000	7,700,000

See financial notes 47

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Hale Cnty IDC
Economic Development RB (Silverado Texas Developments) Series 2008 (LOC: Rabobank Nederland)		0.11%		07/05/13	5,400,000	5,400,000

IDRB (Struikmans Ramona) Series 2003 (LOC: Rabobank Nederland)		0.11%		07/05/13	3,000,000	3,000,000

IDRB (White River Ranch) Series 2004 (LOC: Wells Fargo Bank, NA)		0.11%		07/05/13	4,000,000	4,000,000

Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Healthcare) Series 2008D3 (LOC: Northern Trust Co)		0.05%		07/05/13	5,000,000	5,000,000

Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/05/13	11,000,000	11,000,000

Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2		0.05%		07/01/13	4,065,000	4,065,000

Harris Cnty Housing Finance Corp
M/F Housing RB (Dominion Square Apts) Series 2000 (LOC: PNC Bank NA)		0.17%		07/05/13	2,825,000	2,825,000

M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: Fannie Mae)		0.09%		07/05/13	7,715,000	7,715,000

Houston
First Lien Refunding RB Series 2004A&2007B (LIQ: Deutsche Bank AG)	a	0.11%		07/05/13	4,105,000	4,105,000

First Lien Refunding RB Series 2004B3 (LOC: Sumitomo Mitsui Banking Corp)		0.05%		07/05/13	1,000,000	1,000,000

Houston ISD
Limited Tax GO Bonds Series 2008 (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	4,995,000	4,995,000

Houston Port Auth
Unlimited Tax Refunding Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/05/13	12,610,000	12,610,000

Lake Travis ISD
Unlimited Tax GO Bonds Series 2006A (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	12,120,000	12,120,000

Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: Bank of America, NA)		0.14%		07/05/13	10,000,000	10,000,000

Leander ISD
Unlimited Tax GO Refunding Bonds Series 2008 (GTY: Texas Permanent School Fund /LIQ: Citibank, NA)	a	0.07%		07/05/13	4,950,000	4,950,000

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/05/13	6,570,000	6,570,000

Lower Neches Valley Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B		0.04%		07/01/13	16,200,000	16,200,000

Matagorda Cnty Navigation District No. 1
Pollution Control Refunding RB (Central Power & Light) Series 2001A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	7,495,000	7,495,000

North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas) Series 2009 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	17,490,000	17,490,000

North East ISD
Unlimited Tax Bonds Series 2007A (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	9,045,000	9,045,000

48 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Unlimited Tax Bonds Series 2007A (GTY: Texas Permanent School Fund /LIQ: US Bank, NA)	a	0.06%		07/05/13	10,545,000	10,545,000

North Texas Tollway Auth
Special Projects System RB Series 2011A (LIQ: Citibank, NA)	a	0.07%		07/05/13	12,715,000	12,715,000

Northside ISD
Unlimited Tax GO Bonds Series 2007B (GTY: Texas Permanent School Fund /LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	5,220,000	5,220,000

Plano ISD
Unlimited Tax GO Bonds Series 2012 (GTY: Texas Permanent School Fund /LIQ: Wells Fargo Bank, NA)	a	0.06%		07/05/13	12,840,000	12,840,000

Port Arthur Navigation District IDC
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012A		0.07%		07/05/13	30,000,000	30,000,000

Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012B		0.07%		07/05/13	15,000,000	15,000,000

Port of Port Arthur Navigation District
Environmental Facilities RB (Motiva Enterprises) Refunding Series 2010C		0.07%		07/01/13	2,600,000	2,600,000

Environmental Facilities RB (Motiva Enterprises) Series 2009A		0.07%		07/01/13	2,000,000	2,000,000

Environmental Facilities RB (Motiva Enterprises) Series 2010D		0.07%		07/01/13	8,100,000	8,100,000

Red River Education Finance Corp
Higher Education RB (Texas Christian Univ) Series 2007 (LIQ: Deutsche Bank AG)	a	0.11%		07/05/13	13,640,000	13,640,000

Round Rock ISD
Unlimited Tax Bonds Series 2007 (GTY: Texas Permanent School Fund /LIQ: Wells Fargo & Co)	a	0.08%		07/05/13	11,390,000	11,390,000

San Antonio
Electric & Gas System Refunding RB New Series 2007 (LIQ: Branch Banking & Trust Co)	a	0.06%		07/05/13	5,235,000	5,235,000

Electric & Gas Systems Refunding RB New Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	5,000,000	5,000,000

Water System Refunding RB Series 2005 (LIQ: Citibank, NA)	a	0.06%		07/05/13	18,555,000	18,555,000

San Antonio Public Facilities Corp
Lease Refunding RB Series 2012 (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/05/13	10,000,000	10,000,000

Southeast Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: Fannie Mae)		0.08%		07/05/13	13,470,000	13,470,000

Spring Branch ISD
Limited Tax Bonds Series 2008 (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	1,500,000	1,500,000

Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Health Care) Series 2011C (LOC: Northern Trust Co)		0.05%		07/05/13	3,500,000	3,500,000

RB (Texas Health Resources) Series 2008A		0.05%		07/05/13	1,000,000	1,000,000

Refunding RB (Texas Health Resources) Series 2007A (LIQ: Bank of America, NA)	a	0.08%		07/05/13	1,125,000	1,125,000

Refunding RB (Texas Health Resources) Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.09%		07/05/13	51,720,000	51,720,000

Texas
GO Bonds Series 2002A2		0.10%		07/05/13	19,350,000	19,350,000

See financial notes 49

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series 2004B (LIQ: Sumitomo Mitsui Banking Corp)		0.08%		07/05/13	445,000	445,000

GO Bonds Series 2006D (LIQ: Sumitomo Mitsui Banking Corp)		0.08%		07/05/13	9,440,000	9,440,000

GO Bonds Series 2008A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		07/05/13	19,915,000	19,915,000

GO Bonds Series 2010C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		07/05/13	11,855,000	11,855,000

GO Bonds Series 2012C (LIQ: Wells Fargo Bank, NA)	a	0.06%		07/05/13	9,925,000	9,925,000

Veterans Bonds Series 2012 (LIQ: State Street Bank & Trust Company, NA)		0.06%		07/05/13	13,845,000	13,845,000

Texas City Industrial Development Corp
IDRB (NRG Energy) Series 2012 (LOC: Bank of America, NA)		0.12%		07/05/13	7,000,000	7,000,000

Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts) Series 2005 (LOC: Fannie Mae)		0.09%		07/05/13	11,190,000	11,190,000

M/F Housing RB (Creek Point Apts) Series 2000 (LOC: Freddie Mac)		0.11%		07/05/13	5,860,000	5,860,000

M/F Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: Freddie Mac)		0.11%		07/05/13	13,315,000	13,315,000

M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: Freddie Mac)		0.08%		07/05/13	12,400,000	12,400,000

S/F Mortgage RB Series 2007A (LIQ: Texas)		0.10%		07/05/13	8,295,000	8,295,000

S/F Mortgage RB Series 2007B (LIQ: Bank of America, NA)	a	0.13%		07/05/13	3,610,000	3,610,000

Texas State Univ System
Revenue Financing System RB Series 2006 (LIQ: US Bank, NA)	a	0.06%		07/05/13	19,070,000	19,070,000

Texas Transportation Commission
GO Mobility Fund Bonds Series 2005A (LIQ: Citibank, NA)	a	0.06%		07/05/13	3,790,000	3,790,000

GO Mobility Fund Bonds Series 2005B (LIQ: Royal Bank of Canada)		0.06%		07/05/13	6,870,000	6,870,000

GO Mobility Fund Bonds Series 2007 (LIQ: Bank of America, NA)	a	0.05%		07/05/13	8,721,000	8,721,000

GO Mobility Fund Bonds Series 2007 (LIQ: Citibank, NA)	a	0.06%		07/05/13	5,700,000	5,700,000

Texas Highway GO Bonds Series 2012A (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	4,960,000	4,960,000

Texas Water Development Board
Water Financial Assistance GO Bonds Series 2007D (LIQ: Deutsche Bank AG)	a	0.09%		07/05/13	5,800,000	5,800,000

Univ of Texas
Revenue Financing System Bonds Series 2008B		0.04%		07/05/13	111,795,000	111,795,000

						1,057,516,000

Utah 0.4%
Clearfield
M/F Housing Refunding RB (Oakstone Apts) Series 2008 (LOC: Fannie Mae)		0.11%		07/05/13	12,100,000	12,100,000

Murray
Hospital RB (IHC Health Services) Series 2005D (LIQ: Wells Fargo Bank, NA)		0.05%		07/01/13	1,470,000	1,470,000

Riverton
Hospital Refunding RB (IHC Health Services) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.06%		07/05/13	10,970,000	10,970,000

Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts) Series 2008 (LOC: Fannie Mae)		0.11%		07/05/13	14,225,000	14,225,000

Utah Housing Corp
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: Citibank, NA)		0.11%		07/05/13	9,000,000	9,000,000

50 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Utah State Board of Regents
Student Loan RB Sr Series 2011A (LOC: Royal Bank of Canada)		0.08%		07/05/13	7,869,000	7,869,000

						55,634,000

Vermont 0.1%
Vermont Economic Development Auth
IDRB (Agri-Mark) Series 1999A (LOC: CoBank, ACB)		0.10%		07/05/13	17,000,000	17,000,000

IDRB (Agri-Mark) Series 1999B (LOC: CoBank, ACB)		0.10%		07/05/13	1,000,000	1,000,000

						18,000,000

Virginia 0.6%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2005A2		0.06%		07/05/13	10,000,000	10,000,000

Health Care RB (Inova Health) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.06%		07/05/13	8,045,000	8,045,000

Health Care RB (Inova Health) Series 2012C	b	0.14%		01/24/14	19,820,000	19,820,000

Harrisonburg IDA
Refunding RB (Mennonite Retirement Community) Series 2006B (LOC: Branch Banking & Trust Co)		0.07%		07/05/13	2,945,000	2,945,000

King George Cnty
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMorgan Chase Bank, NA)		0.12%		07/05/13	3,700,000	3,700,000

Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010B	b	0.18%		01/24/14	10,855,000	10,855,000

Hospital Facilities RB (Sentara Healthcare) Series 2012A	b	0.14%		01/24/14	15,925,000	15,925,000

Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2005C1 (LIQ: Citibank, NA)	a	0.12%		07/05/13	5,100,000	5,100,000

Virginia Port Auth
Port Facilities RB Series 2006 (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/05/13	6,285,000	6,285,000

Virginia Transportation Board
RB Series 2012 (LIQ: Wells Fargo Bank, NA)	a	0.06%		07/05/13	4,025,000	4,025,000

						86,700,000

Washington 3.2%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	7,855,000	7,855,000

King Cnty
Sewer RB Series 2007 (LIQ: Citibank, NA)	a	0.08%		07/05/13	22,000,000	22,000,000

Sewer Refunding RB Series 2010 (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	17,035,000	17,035,000

Sewer Refunding RB Series 2011B (LIQ: Barclays Bank Plc)	a	0.08%		07/05/13	7,785,000	7,785,000

Sewer Refunding RB Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	6,950,000	6,950,000

King Cnty Housing Auth
RB (Greenbridge Redevelopment-Salmon Creek Apts) Series 2007 (LOC: Bank of America, NA)		0.10%		07/05/13	4,105,000	4,105,000

Olympia
Solid Waste RB (LeMay Enterprises) Series 1999 (LOC: Bank of America, NA)		0.12%		07/05/13	2,120,000	2,120,000

Port of Seattle
Sub Lien Refunding RB Series 2008 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		07/05/13	20,000,000	20,000,000

See financial notes 51

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Seattle
Drainage & Wastewater RB 2008 (LIQ: Citibank, NA)	a	0.06%		07/05/13	8,090,000	8,090,000

Seattle Housing Auth
RB (CHHIP & HRG Projects) Series 1996 (LOC: Bank of America, NA)		0.19%		07/05/13	2,810,000	2,810,000

Univ of Washington
General Refunding RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	7,425,000	7,425,000

Washington
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.06%		07/05/13	5,445,000	5,445,000

GO Bonds Series 2007C (LIQ: Citibank, NA)	a	0.07%		07/05/13	23,315,000	23,315,000

GO Bonds Series 2009E (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	5,000,000	5,000,000

GO Bonds Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	4,000,000	4,000,000

GO Bonds Series 2011B (LIQ: Wells Fargo Bank, NA)	a	0.06%		07/05/13	11,535,000	11,535,000

Motor Vehicle Fuel Tax GO Bonds Series 2003C (LIQ: Morgan Stanley Bank NA)	a	0.09%		07/05/13	7,280,000	7,280,000

Motor Vehicle Fuel Tax GO Bonds Series 2012C (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	5,000,000	5,000,000

Motor Vehicle Fuel Tax GO Bonds Series R2010C (LIQ: Citibank, NA)	a	0.07%		07/05/13	6,355,000	6,355,000

Washington Economic Development Finance Auth
Solid Waste Disposal RB (Heirborne Investments) Series 2006K (LOC: Union Bank, NA)		0.10%		07/05/13	4,980,000	4,980,000

Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: Bank of America, NA)		0.12%		07/05/13	17,900,000	17,900,000

Solid Waste Disposal RB (Waste Management) Series 2000I (LOC: Bank of America, NA)		0.12%		07/05/13	7,235,000	7,235,000

Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2008D (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	7,505,000	7,505,000

RB (Multicare Health System) Series 2009A (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	5,395,000	5,395,000

RB (PeaceHealth) Series 2008A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/05/13	15,365,000	15,365,000

RB (Providence Health & Services) Series 2012A (LIQ: Citibank, NA)	a	0.07%		07/05/13	4,270,000	4,270,000

RB (Providence Health & Services) Series 2012C (LIQ: US Bank, NA)		0.09%		07/05/13	20,000,000	20,000,000

RB (Seattle Children’s Hospital) Series 2012A (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	13,870,000	13,870,000

Washington State Housing Finance Commission
M/F Housing RB (Anchor Village Apts) Series 1997 (LOC: Fannie Mae)		0.09%		07/05/13	10,750,000	10,750,000

M/F Housing RB (Brittany Park Phase II) Series 1998A (LOC: Fannie Mae)		0.10%		07/05/13	3,480,000	3,480,000

M/F Housing RB (Forest Creek Apts) Series 2006 (LOC: Fannie Mae)		0.09%		07/05/13	13,680,000	13,680,000

M/F Housing RB (Highlander Apts) Series 2004A (LOC: Freddie Mac)		0.08%		07/05/13	7,000,000	7,000,000

M/F Housing RB (Interurban Sr Living Apts) Series 2012 (LOC: US Bank, NA)		0.07%		07/05/13	7,350,000	7,350,000

52 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: Fannie Mae)		0.09%		07/05/13	6,280,000	6,280,000

M/F Housing RB (Merrill Gardens at Queen Anne) Series 2004A (LOC: Fannie Mae)		0.08%		07/05/13	25,180,000	25,180,000

M/F Housing RB (Merrill Gardens) Series 1997A (LOC: Fannie Mae)		0.10%		07/05/13	6,125,000	6,125,000

M/F Housing RB (Parkview Apts) Series 2008 (LOC: Freddie Mac)		0.11%		07/05/13	3,060,000	3,060,000

M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: Fannie Mae)		0.09%		07/05/13	12,750,000	12,750,000

M/F Housing RB (Seasons Apts) Series 2006 (LOC: Fannie Mae)		0.09%		07/05/13	19,940,000	19,940,000

M/F Housing RB (Willow Tree Grove Apts) Series 2011 (LOC: Freddie Mac)		0.06%		07/05/13	5,070,000	5,070,000

M/F Housing RB (Woodrose Apts) Series 1999A (LOC: Fannie Mae)		0.10%		07/05/13	6,750,000	6,750,000

M/F Mortgage RB (Canyon Lakes) Series 1993 (LOC: Wells Fargo Bank, NA)		0.10%		07/05/13	3,445,000	3,445,000

M/F Mortgage RB (Meridian Court Apts) Series 1996 (LOC: Fannie Mae)		0.10%		07/05/13	6,700,000	6,700,000

M/F RB (Bridgewood at Four Seasons) Series 2002A (LOC: Fannie Mae)		0.11%		07/05/13	1,000,000	1,000,000

M/F RB (Cedar Ridge Retirement) Series 2005A (LOC: Federal Home Loan Bank)		0.09%		07/05/13	4,030,000	4,030,000

M/F RB (Monticello Park) Series 2001A (LOC: Fannie Mae)		0.11%		07/05/13	1,085,000	1,085,000

Washington State Univ
Student Fee RB Series 2006A (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	9,420,000	9,420,000

						423,720,000

West Virginia 0.5%
Cabell Cnty
Univ Facilities RB (Provident Group) Series 2010A (LOC: Bank of America, NA)		0.12%		07/05/13	19,995,000	19,995,000

Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A		0.08%		07/05/13	35,900,000	35,900,000

West Virginia Housing Development Fund
HFA Bonds Series 2008B (LIQ: Branch Banking & Trust Co)		0.07%		07/05/13	10,000,000	10,000,000

						65,895,000

Wisconsin 0.9%
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: Fannie Mae)		0.09%		07/05/13	4,430,000	4,430,000

Oostburg
IDRB (Dutchland Plastics) Series 2007 (LOC: Federal Home Loan Bank)		0.07%		07/05/13	1,763,000	1,763,000

Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC Bank NA)		0.10%		07/05/13	10,000,000	10,000,000

Wisconsin
GO Bonds Series 2006C (LIQ: Citibank, NA)	a	0.11%		07/05/13	3,710,000	3,710,000

Wisconsin Health & Educational Facilities Auth
RB (Ascension Health Alliance) Series 2013B5	b	0.12%		01/24/14	15,000,000	15,000,000

RB (Children’s Hospital) Series 2008B (LIQ: Barclays Bank Plc)	a	0.08%		07/05/13	6,620,000	6,620,000

RB (Froedtert & Community Health) Series 2009C (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	18,835,000	18,835,000

See financial notes 53

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding RB (Reedsburg Area Medical Center) Series 2010B (LOC: BMO Harris Bank NA)		0.06%		07/05/13	15,000,000	15,000,000

Wisconsin Housing & Economic Development Auth
Homeownership RB Series 2005C (LIQ: Royal Bank of Canada)		0.09%		07/05/13	30,975,000	30,975,000

Homeownership RB Series 2006E (LIQ: Citibank, NA)	a	0.12%		07/05/13	1,310,000	1,310,000

Housing RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.12%		07/05/13	5,880,000	5,880,000

Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.06%		07/05/13	12,000,000	12,000,000

						125,523,000

Wyoming 1.3%
Gillette
Pollution Control Refunding RB (PacifiCorp) Series 1988 (LOC: Royal Bank of Scotland Plc)		0.10%		07/05/13	13,000,000	13,000,000

Green River
RB (Rhone-Poulenc) Series 1994 (LOC: Comerica Bank)		0.16%		07/05/13	11,400,000	11,400,000

Lincoln Cnty
Pollution Control RB (Exxon) Series 1987B		0.04%		07/01/13	5,900,000	5,900,000

Sweetwater Cnty
Pollution Control Refunding RB (PacifiCorp) Series 1988B (LOC: Royal Bank of Scotland Plc)		0.07%		07/01/13	4,000,000	4,000,000

Wyoming Community Development Auth
Housing RB 2007 Series 1 (LIQ: Bank of America, NA)	a	0.16%		07/05/13	4,955,000	4,955,000

Housing RB 2007 Series 11 (LIQ: Bank of New York Mellon)		0.09%		07/05/13	6,000,000	6,000,000

Housing RB 2007 Series 4 (LIQ: Bank of New York Mellon)		0.09%		07/05/13	12,900,000	12,900,000

Housing RB 2007 Series 6 (LIQ: Bank of New York Mellon)		0.09%		07/05/13	7,000,000	7,000,000

Housing RB 2007 Series 8 (LIQ: Bank of New York Mellon)		0.09%		07/05/13	12,000,000	12,000,000

Housing RB 2008 Series 2 (LIQ: Bank of New York Mellon)		0.09%		07/05/13	2,000,000	2,000,000

Housing RB Series 2006-2 (LIQ: State Street Bank & Trust Company, NA)		0.09%		07/05/13	8,000,000	8,000,000

Housing RB Series 2006-5 (LIQ: State Street Bank & Trust Company, NA)		0.09%		07/05/13	10,000,000	10,000,000

Housing RB Series 2006-7 (LIQ: State Street Bank & Trust Company, NA)		0.09%		07/05/13	10,000,000	10,000,000

Housing RB Series 2006-9 (LIQ: State Street Bank & Trust Company, NA)		0.09%		07/05/13	10,000,000	10,000,000

Wyoming Student Loan Corp
Refunding RB Sr Series 2010A3 (LOC: Royal Bank of Canada)		0.06%		07/05/13	56,150,000	56,150,000

						173,305,000

Other Investments 12.3%
BlackRock Muni New York Intermediate Duration Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Barclays Bank Plc)	a	0.16%		07/05/13	14,500,000	14,500,000

BlackRock Municipal Bond Investment Trust
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Barclays Bank Plc)	a	0.16%		07/05/13	8,500,000	8,500,000

BlackRock MuniHoldings Investment Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.27%		07/05/13	44,000,000	44,000,000

BlackRock MuniHoldings New Jersey Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.27%		07/05/13	67,000,000	67,000,000

54 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
BlackRock MuniHoldings New York Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.27%		07/05/13	61,100,000	61,100,000

BlackRock MuniYield Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.27%		07/05/13	92,500,000	92,500,000

BlackRock MuniYield Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Barclays Bank Plc)	a	0.16%		07/05/13	79,000,000	79,000,000

BlackRock New York Municipal Income Quality Trust
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Barclays Bank Plc)	a	0.16%		07/05/13	20,000,000	20,000,000

BlackRock New York Municipal Income Trust II
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Barclays Bank Plc)	a	0.16%		07/05/13	16,800,000	16,800,000

Nuveen AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.17%		07/05/13	119,500,000	119,500,000

Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Citibank, NA)	a	0.16%		07/05/13	24,000,000	24,000,000

Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.24%		07/05/13	5,000,000	5,000,000

Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.24%		07/05/13	5,000,000	5,000,000

Nuveen Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.17%		07/05/13	98,000,000	98,000,000

Nuveen Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.16%		07/05/13	46,500,000	46,500,000

Nuveen Municipal Advantage Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.13%		07/05/13	177,400,000	177,400,000

Nuveen Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.21%		07/05/13	80,000,000	80,000,000

Nuveen Municipal Opportunity Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.16%		07/05/13	150,000,000	150,000,000

Nuveen New Jersey Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.14%		07/05/13	43,000,000	43,000,000

Nuveen New Jersey Premium Income Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.14%		07/05/13	26,000,000	26,000,000

Nuveen New York AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.14%		07/05/13	20,000,000	20,000,000

Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Citibank, NA)	a	0.14%		07/05/13	31,000,000	31,000,000

Variable Rate Demand Preferred Shares Series 3 (GTY/LIQ: Citibank, NA)	a	0.14%		07/05/13	31,000,000	31,000,000

Variable Rate Demand Preferred Shares Series 4 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.16%		07/05/13	29,000,000	29,000,000

See financial notes 55

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nuveen New York Performance Plus Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.17%		07/05/13	20,000,000	20,000,000

Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.16%		07/05/13	14,000,000	14,000,000

Nuveen Pennsylvania Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.16%		07/05/13	12,000,000	12,000,000

Nuveen Premier Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.16%		07/05/13	14,000,000	14,000,000

Nuveen Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.16%		07/05/13	87,000,000	87,000,000

Nuveen Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.13%		07/05/13	115,000,000	115,000,000

Nuveen Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.16%		07/05/13	89,500,000	89,500,000

						1,640,300,000

Total Variable-Rate Securities
(Cost $9,554,053,018)						9,554,053,018

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $13,807,832,204.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,868,547,018 or 44.0% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $309,984,552 or 2.3% of net assets.
c	Delayed-delivery security.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

56 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

At June 30, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

See financial notes 57

 Schwab Municipal Money Fund

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments, at cost and value (Note 2a)		$13,807,832,204
Cash		42,034,521
Receivables:
Investments sold		35,935,000
Interest		15,336,206
Fund shares sold		396,391
Prepaid expenses	+	9,785

Total assets		13,901,544,107

Liabilities

Payables:
Investments bought		554,371,206
Investment adviser and administrator fees		125,425
Trustees’ fees		185
Fund shares redeemed		9,568,274
Distributions to shareholders		47,664
Accrued expenses	+	197,448

Total liabilities		564,310,202

Net Assets

Total assets		13,901,544,107
Total liabilities	−	564,310,202

Net assets		$13,337,233,905

Net Assets by Source
Capital received from investors		13,336,757,352
Net investment income not yet distributed		1
Net realized capital gains		476,552

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$10,922,587,924		10,921,722,827		$1.00
Value Advantage Shares	$739,579,545		739,517,429		$1.00
Select Shares	$426,599,928		426,564,646		$1.00
Institutional Shares	$1,248,466,508		1,248,361,570		$1.00

58 See financial notes

 Schwab Municipal Money Fund

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Interest		$13,004,995

Expenses

Investment adviser and administrator fees		21,538,681
Shareholder service fees:
Sweep Shares		19,311,172
Value Advantage Shares		856,106
Select Shares		492,669
Institutional Shares		1,471,405
Registration fees		246,618
Portfolio accounting fees		209,160
Shareholder reports		158,807
Custodian fees		132,533
Professional fees		51,135
Trustees’ fees		32,765
Transfer agent fees		28,876
Interest expense		1,243
Other expenses	+	144,444

Total expenses		44,675,614
Expense reduction by CSIM and its affiliates	−	32,349,881
Custody credits	−	635

Net expenses	−	12,325,098

Net investment income		679,897

Realized Gains (Losses)

Net realized gains on investments		476,552

Increase in net assets resulting from operations		$1,156,449

See financial notes 59

 Schwab Municipal Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$679,897	$1,331,032
Net realized gains	+	476,552	1,020,274

Increase in net assets from operations		1,156,449	2,351,306

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(551,716)	(1,021,885)
Value Advantage Shares		(38,912)	(85,305)
Select Shares		(22,392)	(47,358)
Institutional Shares	+	(66,876)	(176,484)

Total distributions from net investment income		(679,896)	(1,331,032)

Distributions from net realized gains
Sweep Shares		—	(468,782)
Value Advantage Shares		—	(32,646)
Select Shares		—	(18,879)
Institutional Shares	+	—	(55,559)

Total distributions from net realized gains		—	(575,866)

Total distributions		(679,896)	(1,906,898)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		17,723,071,351	33,984,700,150
Value Advantage Shares		102,519,830	313,287,915
Select Shares		41,095,267	263,548,952
Institutional Shares	+	92,085,314	337,785,683

Total shares sold		17,958,771,762	34,899,322,700

Shares Reinvested
Sweep Shares		491,041	1,455,184
Value Advantage Shares		30,833	92,415
Select Shares		17,801	53,514
Institutional Shares	+	58,462	202,636

Total shares reinvested		598,137	1,803,749

Shares Redeemed
Sweep Shares		(18,522,012,083)	(32,486,093,685)
Value Advantage Shares		(177,968,279)	(415,986,230)
Select Shares		(81,220,515)	(313,871,423)
Institutional Shares	+	(232,326,972)	(1,029,251,893)

Total shares redeemed		(19,013,527,849)	(34,245,203,231)

Net transactions in fund shares		(1,054,157,950)	655,923,218

Net Assets

Beginning of period		14,390,915,302	13,734,547,676
Total increase or decrease	+	(1,053,681,397)	656,367,626

End of period		$13,337,233,905	$14,390,915,302

Net investment income not yet distributed		$1	$—

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

60 See financial notes

Schwab AMT Tax-Free Money Fund™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
Sweep Shares	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.01		0.01		0.02		0.23		1.78

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.18	[3,4]	0.21	[4,5]	0.29	[4]	0.36	[4]	0.55	[4,6]	0.63 [6]
Gross operating expenses	0.70	[3]	0.66	[5]	0.69		0.70		0.73		0.74
Net investment income (loss)	0.01	[3]	0.01		0.01		0.01		0.20		1.74
Net assets, end of period ($ x 1,000,000)	3,163		3,522		3,139		2,940		2,899		2,446

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
Value Advantage Shares	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.01		0.01		0.02		0.33		1.95

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.18	[3,4]	0.21	[4,5]	0.29	[4]	0.36	[4]	0.45	[4,7]	0.46 [7]
Gross operating expenses	0.57	[3]	0.53	[5]	0.56		0.57		0.60		0.61
Net investment income (loss)	0.01	[3]	0.01		0.01		0.01		0.30		1.88
Net assets, end of period ($ x 1,000,000)	565		625		791		1,066		1,950		1,901

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5 The ratio of gross operating expenses would have been 0.70% for Sweep Shares and 0.57% for Value Advantage Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses. (See financial note 5)
6 The ratio of net operating expenses would have been 0.54% for 2009 and 0.62% for 2008, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
7 The ratio of net operating expenses would have been 0.43% for 2009 and 0.45% for 2008, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 61

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

33.8%	Fixed-Rate Securities	1,261,129,121	1,261,129,121
69.8%	Variable-Rate Securities	2,602,579,000	2,602,579,000

103.6%	Total Investments	3,863,708,121	3,863,708,121
(3.6%)	Other Assets and Liabilities, Net		(135,326,473)

100.0%	Net Assets		3,728,381,648

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 33.8% of net assets

Alabama 0.9%
Alabama
GO Bonds Series 2007A (LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	6,749,000	6,749,000

Huntsville Health Care Auth
CP		0.15%		08/06/13	10,000,000	10,000,000

CP		0.15%		10/08/13	15,000,000	15,000,000

						31,749,000

Alaska 0.0%
Alaska Industrial Development & Export Auth
RB (Providence Health) Series 2003H		5.25%		10/01/13	1,450,000	1,468,153

Arizona 0.4%
Glendale
Sub Lien Water & Sewer Revenue Obligations Series 2003 (ESCROW)		5.00%		07/01/13	3,000,000	3,000,000

Yuma Municipal Property Corp
Utility System Sr Lien RB Series 2007 (GTY/LIQ: US Bank, NA)	a	0.27%		01/24/14	10,755,000	10,755,000

						13,755,000

California 6.5%
Cabrillo CCD
GO Bonds Series B (LIQ: Wells Fargo Bank, NA)	a	0.20%		08/15/13	3,380,000	3,380,000

California
CP Notes Series 2011A1 (LOC: Wells Fargo Bank, NA; Cal St Teachers Retirement Sys)		0.12%		09/16/13	6,000,000	6,000,000

GO CP Notes Series 2011A2&B2 (LOC: Royal Bank of Canada)		0.12%		09/12/13	6,000,000	6,000,000

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.20%		11/14/13	3,500,000	3,500,000

62 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Providence Health & Services) Series 2009B (LIQ: Wells Fargo & Co)	a	0.30%		08/08/13	14,500,000	14,500,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.20%		02/05/14	4,700,000	4,700,000

RB (Kaiser Permanente) Series 2004I		0.24%		09/09/13	6,000,000	6,000,000

RB (Kaiser Permanente) Series 2006D		0.21%		11/01/13	8,200,000	8,200,000

RB (Kaiser Permanente) Series 2006D		0.20%		11/14/13	20,500,000	20,500,000

RB (Kaiser Permanente) Series 2008B		0.23%		09/05/13	2,000,000	2,000,000

RB (Kaiser Permanente) Series 2009B2	d	0.22%		10/10/13	45,000,000	45,000,000

RB (Kaiser Permanente) Series 2009B3		0.25%		07/08/13	21,500,000	21,500,000

RB (Kaiser Permanente) Series 2009B5		0.23%		01/08/14	3,250,000	3,250,000

Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	655,000	655,000

Coast CCD
GO Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	9,465,000	9,465,000

Los Angeles
TRAN 2013 Series C	c	2.00%		06/26/14	15,000,000	15,261,150

Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2012 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		10/09/13	17,480,000	17,480,000

Los Angeles USD
GO Refunding Bonds Series 2007A2 (LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	15,200,000	15,200,000

Marin Municipal Water District
Water Sub Lien RB Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.22%		12/26/13	10,995,000	10,995,000

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.14%		08/13/13	22,000,000	22,000,000

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.22%		07/18/13	6,975,000	6,975,000

						242,561,150

Colorado 0.0%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2011A		3.00%		02/01/14	1,000,000	1,015,174

District of Columbia 0.4%
Washington Convention & Sports Auth
Sr Lien Dedicated Tax RB Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.25%		10/17/13	16,455,000	16,455,000

Florida 2.2%
Escambia Cnty Health Facilities Auth
RB (Ascension Health) Series 2003A		5.25%		11/15/13	1,520,000	1,547,589

Florida Dept of Transportation
Right-of-Way Acquisition & Bridge Construction Refunding Bonds Series 2005A		5.00%		07/01/13	585,000	585,000

Turnpike RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	12,010,000	12,010,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2002E		5.00%		06/01/14	155,000	161,477

Public Education Capital Outlay Bonds Series 2006B		5.00%		06/01/14	265,000	276,194

Public Education Capital Outlay Refunding Bonds Series 2009C		5.00%		06/01/14	9,585,000	10,006,530

Public Education Capital Outlay Refunding Bonds Series 2011B		5.00%		06/01/14	1,000,000	1,043,790

Public Education Capital Outlay Refunding Bonds Series 2012A		5.00%		06/01/14	100,000	104,179

See financial notes 63

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Highlands Cnty Health Facilities Auth
Hospital Refunding RB (Adventist Health System/Sunbelt) Series 2009E		5.00%		11/15/13	1,000,000	1,017,485

Jacksonville
Transportation Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		09/19/13	5,350,000	5,350,000

JEA
Electric System RB SeriesThree 2008C3 (LIQ: Royal Bank of Canada)		0.14%		09/04/13	6,515,000	6,515,000

Miami-Dade Cnty Expressway Auth
Toll System RB Series 2004B (ESCROW)		5.25%		07/01/14	5,000,000	5,248,450

Orlando Utilities Commission
Utility System Refunding RB Series 2009B (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	10,100,000	10,100,000

Utility System Refunding RB Series 2009B (LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	14,790,000	14,790,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.21%		01/24/14	14,800,000	14,800,000

						83,555,694

Georgia 0.4%
Cobb Cnty Kennestone Hospital Auth
Revenue Anticipation Certificates Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	12,185,000	12,185,000

Georgia Housing Finance Auth
S/F Mortgage Bonds Series 2013A (LIQ: Deutsche Bank AG)	a	0.27%		07/05/13	2,825,000	2,825,000

						15,010,000

Hawaii 0.2%
Hawaii
Special Purpose RB (Kahala Nui) Series 2003A (ESCROW)		7.40%		11/15/13	5,300,000	5,526,238

Idaho 0.5%
Idaho
TAN Series 2013		2.00%		06/30/14	20,000,000	20,360,200

Illinois 0.9%
Chicago
Sales Tax RB Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.30%		07/05/13	3,730,000	3,730,000

Illinois
Sales Tax Jr Obligation Bonds Series June 2010		5.00%		06/15/14	500,000	522,661

Sales Tax RB Series June 2006		5.00%		06/15/14	100,000	104,337

Unemployment Insurance Fund Building Receipts RB Series 2012A		5.00%		06/15/14	900,000	940,745

Illinois Finance Auth
RB (Advocate Health Care Network) Series 2012 (LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	5,000,000	5,000,000

RB (Univ of Chicago Medical Center) Series 2011C (LIQ: Wells Fargo Bank, NA)	a	0.20%		09/05/13	9,560,000	9,560,000

Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.30%		08/29/13	11,705,000	11,705,000

						31,562,743

64 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Indiana 1.4%
Indiana Finance Auth
IDRB (Midwest Fertilizer Corp) Series 2012 (ESCROW)		0.20%		07/01/13	5,000,000	5,000,446

Indiana Health Facility Financing Auth
Sub RB (Ascension Health) Series 2005A5		5.00%		08/01/13	1,500,000	1,505,948

Posey Cnty
Economic Development Refunding RB (Midwest Fertilizer Corp) Series 2013A (ESCROW)		0.75%		10/17/13	37,000,000	37,000,000

Whiting
Environmental Facilities RB (BP Products NA) Series 2009 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	8,730,000	8,730,000

						52,236,394

Kentucky 0.8%
Kentucky Higher Ed Student Loan Corp
Student Loan RB Series 2010-1A2 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		07/05/13	29,995,000	29,995,000

Louisiana 0.3%
Lake Charles Harbor & Terminal District
RB (Lake Charles Clean Energy) Series 2012 (ESCROW)		0.19%		07/01/13	10,000,000	10,000,000

Maryland 0.1%
Maryland Health & Higher Educational Facilities Auth
RB (John Hopkins Univ) Series 2004A (ESCROW)		5.00%		07/01/14	4,000,000	4,183,469

Massachusetts 0.4%
Brockton
GO BAN		1.50%		06/13/14	3,000,000	3,034,690

Gardner
GO BAN		1.25%		05/02/14	1,117,176	1,126,294

Haverhill
GO BAN		1.25%		09/01/13	2,300,000	2,303,226

GO BAN		1.25%		12/01/13	3,500,000	3,512,702

Massachusetts
GO Bonds Consolidated Loan Series 2001D		6.00%		11/01/13	500,000	509,578

GO Refunding Bonds Series 2011B		4.00%		07/01/13	190,000	190,000

Massachusetts Bay Transportation Auth
Assessment Bonds Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.19%		10/24/13	1,200,000	1,200,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A		5.00%		08/15/13	200,000	201,133

Westfield
GO BAN		1.50%		04/11/14	3,350,000	3,383,534

						15,461,157

Michigan 0.9%
Michigan Finance Auth
State Aid Revenue Notes Series 2012B2 (LOC: JPMorgan Chase Bank, NA)		2.00%		08/20/13	24,000,000	24,056,712

Michigan Housing Development Auth
Rental Housing RB Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.29%		12/12/13	8,205,000	8,205,000

						32,261,712

See financial notes 65

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Mississippi 0.5%
Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care) Series 2004B2		0.18%		07/10/13	17,700,000	17,700,000

Nevada 0.4%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a	0.30%		10/17/13	4,780,000	4,780,000

Truckee Meadows Water Auth
Water Refunding RB Series 2007 (LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	11,795,000	11,795,000

						16,575,000

New Jersey 0.9%
East Brunswick
BAN		1.50%		01/03/14	5,000,000	5,023,173

Elizabeth
Sewer Utility BAN Series 2013		1.00%		04/11/14	6,000,000	6,028,814

Fair Lawn Borough
BAN		1.00%		09/20/13	1,800,000	1,802,744

Hudson Cnty
BAN		1.00%		12/06/13	3,700,000	3,707,645

Hudson Cnty Improvement Auth
Cnty Guaranteed Pooled Notes Series 2012O1		1.13%		12/20/13	4,300,000	4,313,162

Middlesex Cnty Improvement Auth
Capital Equipment RB Series 2010		4.00%		09/15/13	500,000	503,814

Capital Equipment RB Series 2011		3.00%		09/15/13	480,000	482,642

New Jersey
GO Refunding Bonds Series N		5.50%		07/15/13	300,000	300,594

New Jersey Health Care Facilities Financing Auth
State Contract Bonds Series 2008A		5.00%		10/01/13	3,785,000	3,829,357

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005A		5.25%		12/15/13	615,000	628,545

Transportation System Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	6,160,000	6,160,000

						32,780,490

New Mexico 1.0%
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-1A3 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		08/08/13	12,000,000	12,000,000

Education Loan Bonds Series 2010-2A2 (GTY/LIQ: Wells Fargo Bank, NA)	a,d	0.30%		07/25/13	24,605,000	24,605,000

						36,605,000

New York 2.5%
Copiague UFSD
TAN 2013-2014		0.75%		06/19/14	5,000,000	5,020,713

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2004H		5.25%		11/15/13	110,000	112,040

New York City
GO Bonds Fiscal 2005 Series P		5.00%		08/01/13	100,000	100,395

New York City Municipal Water Finance Auth
CP Series 6		0.10%		07/11/13	9,690,000	9,690,000

66 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Extendible CP Series 8		0.14%	09/05/13	03/24/14	13,000,000	13,000,000

Water & Sewer System Second General Resolution RB Fiscal 2006 Series BB		5.00%		06/15/14	100,000	104,377

New York Liberty Development Corp
Liberty RB (3 World Trade) Series 2010A1 (ESCROW)		0.23%		03/19/14	12,000,000	12,000,000

Liberty Refunding RB (3 World Trade) Series 2011A (ESCROW)		0.23%		06/19/14	5,000,000	5,000,000

New York State Thruway Auth
BAN Series 2013A (LOC: Barclays Bank Plc)	b	1.00%	07/31/13	09/30/13	40,000,000	40,025,586

Second General Highway & Bridge Trust Fund Bonds Series 2005B		5.00%		04/01/14	1,000,000	1,035,740

New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1		5.00%		12/15/13	125,000	127,599

Victor CSD
BAN 2012		0.75%		09/27/13	5,802,603	5,808,944

						92,025,394

North Carolina 0.3%
North Carolina Infrastructure Finance Corp
COP Series 2007A (LIQ: Wells Fargo & Co)	a	0.30%		08/01/13	10,085,000	10,085,000

Ohio 0.2%
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US Bank, NA)		0.50%		02/01/14	8,255,000	8,255,000

Pennsylvania 0.5%
Berks Cnty Municipal Auth
RB (Reading Hospital & Medical Center) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.20%		08/15/13	3,495,000	3,495,000

Pennsylvania
GO Bonds First Series 2011 (LIQ: Wells Fargo Bank, NA)	a	0.22%		08/01/13	7,000,000	7,000,000

GO Bonds Third Series 2004		5.00%		09/01/13	475,000	478,773

Pennsylvania Higher Educational Facilities Auth
Philadelphia Univ RB Series 2004A (ESCROW)		5.25%		06/01/14	2,350,000	2,457,342

Univ of Pittsburgh
Capital Project & Refunding Bonds Series 2000A		5.00%		09/15/13	250,000	252,276

Capital Project & Refunding Bonds Series 2002B		5.50%		09/15/13	250,000	252,681

PITT Asset Notes Series 2012		2.00%		07/02/13	5,000,000	5,000,245

						18,936,317

South Carolina 1.4%
Building Equity Sooner For Tomorrow
Refunding RB (Greenville Cnty SD) Series 2006 (LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	9,615,000	9,615,000

South Carolina Public Service Auth
CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.16%		08/07/13	3,439,000	3,439,000

CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.15%		08/08/13	3,700,000	3,700,000

CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.16%		09/10/13	12,935,000	12,935,000

CP Series D (LIQ: Barclays Bank Plc)		0.13%		08/09/13	5,000,000	5,000,000

CP Series D (LIQ: Barclays Bank Plc)		0.12%		08/13/13	10,600,000	10,600,000

CP Series E (LIQ: TD Bank NA)		0.14%		08/06/13	713,000	713,000

See financial notes 67

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding Revenue Obligations Series 2006C		4.00%		01/01/14	950,000	967,663

Refunding Revenue Obligations Series 2007B		4.00%		01/01/14	550,000	560,226

Refunding Revenue Obligations Series 2007B		5.00%		01/01/14	120,000	122,761

Refunding Revenue Obligations Series 2010B		3.00%		01/01/14	100,000	101,284

Revenue Notes CP Series C (LIQ: US Bank, NA)		0.15%		07/10/13	4,880,000	4,880,000

Revenue Obligation Series 2004A		5.00%		01/01/14	1,240,000	1,269,472

						53,903,406

Texas 9.2%
Arlington ISD
Unlimited Tax Refunding Bonds Series 2011 (GTY: Texas Permanent School Fund)		3.00%		02/15/14	415,000	422,067

Austin
Water & Wastewater System Refunding RB Series 2009A (LIQ: Wells Fargo & Co)	a	0.30%		08/08/13	20,100,000	20,100,000

Austin ISD
CP Notes Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.10%		07/11/13	5,000,000	5,000,000

Unlimited Tax Refunding Bonds Series 2011 (GTY: Texas Permanent School Fund)		2.00%		08/01/13	500,000	500,721

Cedar Hill ISD
Unlimited Tax GO Bonds Series 2013 (GTY: Texas Permanent School Fund)		2.00%		02/15/14	1,000,000	1,010,743

Channelview ISD
Unlimited Tax GO Refunding Bonds Series 2012 (GTY: Texas Permanent School Fund)		3.00%		08/15/13	120,000	120,378

Conroe ISD
Unlimited Tax GO Refunding Bonds Series 2006 (GTY: Texas Permanent School Fund)		5.00%		02/15/14	100,000	102,812

Unlimited Tax GO Refunding Bonds Series 2012A (GTY: Texas Permanent School Fund)		4.00%		02/15/14	1,000,000	1,023,480

Cypress-Fairbanks ISD
Unlimited Tax GO Bonds Series 2004 (GTY: Texas Permanent School Fund)		5.50%		02/15/14	250,000	257,921

Dallas
GO CP Notes Series 2010B (LIQ: US Bank, NA)		0.17%		07/09/13	8,000,000	8,000,000

GO Refunding Bonds Series 2005		5.00%		02/15/14	1,415,000	1,456,928

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.13%		08/05/13	20,500,000	20,500,000

Dallas-Fort Worth Int’l Airport
Jt RB Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		07/05/13	24,830,000	24,830,000

Dickinson ISD
Unlimited Tax GO Bonds Series 2008A (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)		0.47%		08/01/13	7,030,000	7,030,000

Edinburg Consolidated ISD
Unlimited Tax GO Bonds Series 2008B (GTY: Texas Permanent School Fund)		3.50%		02/15/14	175,000	178,341

Fort Bend ISD
Unlimited Refunding GO Bonds Series 2004A (GTY: Texas Permanent School Fund)		5.25%		08/15/13	150,000	150,900

Unlimited Tax GO Bonds Series 2004 (GTY: Texas Permanent School Fund)		5.00%		08/15/13	1,000,000	1,005,906

68 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Unlimited Tax Refunding GO Bonds Series 2010 (GTY: Texas Permanent School Fund)		4.00%		08/15/13	1,250,000	1,255,763

Frisco ISD
Unlimited Tax GO & Refunding Bonds Series 2005C (GTY: Texas Permanent School Fund)		5.00%		08/15/13	550,000	553,096

Goose Creek Consolidated ISD
Unlimited Tax GO Bonds Series 2007 (GTY: Texas Permanent School Fund)		5.00%		02/15/14	1,000,000	1,029,732

Harris Cnty
Toll Road Sub Lien Unlimited Tax Refunding RB Series 2007C (LIQ: Wells Fargo & Co)	a	0.25%		10/31/13	12,890,000	12,890,000

Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.20%		10/03/13	40,000,000	40,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.21%		12/04/13	12,000,000	12,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.18%		02/13/14	14,500,000	14,500,000

Refunding RB (Methodist Hospital) Series 2009C2		0.21%		12/04/13	7,000,000	7,000,000

Harris Cnty Metropolitan Transit Auth
Sales & Use Tax Contractual Obligations Series 2010A		4.00%		11/01/13	1,130,000	1,143,903

Houston
Combined Utility System First Lien Refunding RB Series 2005A		5.00%		11/15/13	350,000	355,951

Houston ISD
Limited Tax GO Bonds Series 2008 (GTY: Texas Permanent School Fund)		5.00%		02/15/14	150,000	154,366

Jefferson Cnty IDC
RB (Jefferson Refinery) Series 2010 (LOC: Branch Banking & Trust Co)		0.45%		09/25/13	38,700,000	38,700,000

Judson ISD
Unlimited Tax GO & Refunding Bonds Series 2007 (GTY: Texas Permanent School Fund)		5.00%		02/01/14	250,000	256,652

Unlimited Tax Refunding Bonds Series 2013 (GTY: Texas Permanent School Fund)		2.00%		02/01/14	610,000	616,110

Lake Travis ISD
Unlimited Tax Refunding Bonds Series 2013 (GTY: Texas Permanent School Fund)		2.00%		02/15/14	715,000	722,829

Lamar Consolidated ISD
Unlimited Tax GO Bonds Series 2007 (GTY: Texas Permanent School Fund)		5.00%		02/15/14	100,000	102,856

Lewisville ISD
Unlimited Tax GO Refunding Bonds Series 2012A (GTY: Texas Permanent School Fund)		3.00%		08/15/13	175,000	175,560

Loraine ISD
Unlimited Tax GO Bonds Series 2012 (GTY: Texas Permanent School Fund)		3.00%		02/15/14	435,000	442,184

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2001A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		10/09/13	17,840,000	17,840,000

Manor ISD
Unlimited Tax Refunding Bonds Series 2005 (GTY: Texas Permanent School Fund)		3.75%		08/01/13	100,000	100,281

Unlimited Tax Refunding Bonds Series 2013 (GTY: Texas Permanent School Fund)		2.00%		08/01/13	445,000	445,647

McAllen ISD
Unlimited Tax GO Refunding Bonds Series 2005 (GTY: Texas Permanent School Fund)		5.00%		02/15/14	1,000,000	1,029,304

See financial notes 69

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Midlothian ISD
Unlimited Tax Refunding Bonds Series 2004A (GTY: Texas Permanent School Fund)		5.00%		02/15/14	650,000	668,772

North East ISD
Unlimited Tax GO Bonds (GTY: Texas Permanent School Fund)		5.00%		02/01/14	150,000	154,016

Northside ISD
Unlimited Tax GO Refunding Bonds Series 2004 (GTY: Texas Permanent School Fund)		5.00%		02/15/14	165,000	169,661

Pampa ISD
Unlimited Tax GO Bonds Series 2007 (GTY: Texas Permanent School Fund)		4.00%		08/15/13	100,000	100,437

Panhandle-Plains Higher Education Auth
Student Loan RB Series 2010-1A4 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		08/08/13	7,615,000	7,615,000

Pearland ISD
Unlimited Tax Refunding Bonds Series 2013A (GTY: Texas Permanent School Fund)		3.00%		02/15/14	860,000	874,241

Plano ISD
Unlimited Tax Refunding Bonds Series 2010 (GTY: Texas Permanent School Fund)		5.00%		02/15/14	645,000	663,918

San Antonio
Electric & Gas Systems CP Notes Series A (LIQ: JPMorgan Chase Bank, NA)		0.16%		09/10/13	6,000,000	6,000,000

Electric & Gas Systems RB New Series 2006A		5.00%		02/01/14	210,000	215,650

Electric & Gas Systems Refunding RB New Series 2002		5.38%		02/01/14	500,000	514,892

Electric & Gas Systems Refunding RB Series 2002		5.38%		02/01/14	140,000	144,066

Refunding Bonds Series 2005		5.25%		02/01/14	1,245,000	1,281,400

Tax & Revenue Certificates of Obligation Series 2006 (LIQ: Wells Fargo & Co)	a	0.22%		12/26/13	9,038,000	9,038,000

Water System CP Notes Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.18%		08/01/13	5,500,000	5,500,000

Water System CP Notes Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.16%		08/07/13	15,000,000	15,000,000

Water System CP Notes Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.15%		09/10/13	2,000,000	2,000,000

San Marcos Consolidated ISD
Unlimited Tax GO Bonds Series 2004 (GTY: Texas Permanent School Fund)		5.00%		08/01/13	200,000	200,771

Socorro ISD
Unlimited Tax GO Bonds Series 2005A (GTY: Texas Permanent School Fund)		5.00%		08/15/13	105,000	105,596

Southwest ISD
Unlimited Tax GO Bonds Series 2013 (GTY: Texas Permanent School Fund)		2.00%		02/01/14	880,000	888,983

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.30%		07/05/13	17,555,000	17,555,000

Texas
TRAN Series 2012		2.50%		08/30/13	19,595,000	19,668,916

Water Financial Assistance GO Bonds Series 2010B		5.00%		08/01/13	600,000	602,429

Texas Public Finance Auth
GO CP Notes Series 2008		0.12%		08/07/13	5,500,000	5,500,000

GO Refunding Bonds Series 1997		0.21%		10/01/13	2,585,000	2,583,632

70 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Refunding Bonds Series 1998B		0.37%		10/01/13	150,000	149,858

GO Refunding Bonds Series 1998B		0.40%		10/01/13	300,000	299,698

Refunding RB Series 2004A		5.00%		02/01/14	2,000,000	2,055,251

United ISD
Unlimited Tax Refunding Bonds Series 2004 (GTY: Texas Permanent School Fund)		5.00%		08/15/13	250,000	251,441

Univ of Texas
System Refunding RB Series 2004A		5.25%		08/15/13	830,000	835,091

Valley View ISD
Unlimited Tax Refunding Bonds Series 2006 (GTY: Texas Permanent School Fund)		4.00%		02/15/14	200,000	204,342

						343,845,492

Virginia 0.0%
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A		2.00%		03/01/14	400,000	404,382

Washington 0.5%
Washington
GO Bonds Series 2005E		5.00%		01/01/14	625,000	639,864

GO Bonds Series 2007C		5.00%		01/01/14	265,000	271,139

GO Bonds Series 2010C		5.00%		08/01/13	250,000	250,989

GO Refunding Bonds R2011C		5.00%		07/01/13	100,000	100,000

GO Refunding Bonds Series R2005A		5.00%		01/01/14	1,150,000	1,177,145

GO Refunding Bonds Series R2006A		5.00%		07/01/13	150,000	150,000

GO Refunding Bonds Series R2010B		5.00%		01/01/14	100,000	102,311

GO Refunding Bonds Series R2011B		4.00%		07/01/13	355,000	355,000

Motor Vehicle Fuel Tax GO Bonds Series 2004F		0.54%		12/01/13	130,000	129,701

Motor Vehicle Fuel Tax GO Bonds Series 2009B		5.00%		07/01/13	300,000	300,000

Motor Vehicle Fuel Tax GO Bonds Series 2012B2		4.00%		08/01/13	370,000	371,127

Washington Health Care Facilities Auth
RB (Fred Hutchinson Cancer Research Center) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.24%		03/06/14	14,995,000	14,995,000

						18,842,276

Wisconsin 0.1%
Menasha Joint SD
BAN Series 2013A	c	1.50%		02/03/14	4,000,000	4,015,280

Total Fixed-Rate Securities
(Cost $1,261,129,121)						1,261,129,121

Variable-Rate Securities 69.8% of net assets

Alabama 6.4%
Alabama Municipal Funding Corp
Municipal Funding Notes Series 2006 (LOC: US Bank, NA)		0.06%		07/05/13	10,855,000	10,855,000

Municipal Funding Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)	d	0.06%		07/05/13	38,305,000	38,305,000

Alabama Public School & College Auth
Capital Improvement Bonds Series 2007 (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.09%		07/05/13	28,655,000	28,655,000

See financial notes 71

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2006C2 (LIQ: Bank of America, NA)	a	0.08%		07/05/13	6,180,000	6,180,000

Birmingham Water Works Board
Water RB Series 2011 (LIQ: Deutsche Bank AG)	a	0.14%		07/05/13	8,965,000	8,965,000

Water RB Series 2013B (LIQ: Barclays Bank Plc)	a	0.08%		07/05/13	10,310,000	10,310,000

Columbia IDB
Pollution Control Refunding RB (Alabama Power Co) Series 1999C		0.08%		07/01/13	18,000,000	18,000,000

Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: Svenska Handelsbanken AB)		0.11%		07/05/13	30,000,000	30,000,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008A (LOC: Citibank, NA)		0.12%		07/05/13	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: Bank of Nova Scotia)		0.07%		07/05/13	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011A (LOC: JPMorgan Chase Bank, NA)	d	0.12%		07/05/13	30,000,000	30,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011H (LOC: Bank of Nova Scotia)	d	0.07%		07/05/13	25,000,000	25,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011I (LOC: Bank of Nova Scotia)		0.07%		07/05/13	12,000,000	12,000,000

						238,270,000

Alaska 0.1%
Anchorage
Water Refunding RB Series 2007 (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	5,205,000	5,205,000

Arizona 0.3%
Arizona Transportation Board
Highway Sub RB Series 2011A (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	6,695,000	6,695,000

Greater Arizona Development Auth
Infrastructure RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/05/13	2,670,000	2,670,000

						9,365,000

Arkansas 0.2%
Fort Smith
Bonds (Mitsubishi Power Systems Americas) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		07/05/13	8,000,000	8,000,000

California 2.9%
California Health Facilities Financing Auth
RB (Sutter Health) Series 2011D (LIQ: Citibank, NA)	a	0.09%		07/05/13	4,000,000	4,000,000

California Infrastructure & Economic Development Bank
RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.11%		07/05/13	3,600,000	3,600,000

California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.07%		07/05/13	5,285,000	5,285,000

Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: Union Bank, NA)		0.07%		07/05/13	11,635,000	11,635,000

California Statewide Communities Development Auth
RB (Sea Crest School) Series 2008 (LOC: Comerica Bank)		0.16%		07/05/13	4,290,000	4,290,000

72 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding RB (Los Angeles Cnty Museum of Art) Series 2008A (LOC: Union Bank, NA)		0.03%		07/05/13	8,875,000	8,875,000

Coast CCD
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.12%		07/05/13	6,005,000	6,005,000

Los Angeles CCD
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.09%		07/05/13	8,700,000	8,700,000

Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB Series 2005B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Deutsche Bank AG)	a	0.14%		07/05/13	6,455,000	6,455,000

Los Angeles Dept of Water & Power
Power System RB Series 2013B (LIQ: Citibank, NA)	a	0.07%		07/05/13	4,000,000	4,000,000

Los Angeles USD
GO Bonds Series 2009D&2009I (LIQ: Citibank, NA)	a	0.07%		07/05/13	5,330,000	5,330,000

Los Angeles Wastewater System
Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.08%		07/05/13	3,000,000	3,000,000

Peralta CCD
GO Bonds Series 2009C (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	11,000,000	11,000,000

Placentia-Yorba Linda USD
GO Bonds Series 2008B (LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	3,210,000	3,210,000

San Bernardino CCD
GO Bonds Series B (LIQ: Wells Fargo & Co)	a	0.16%		07/05/13	10,345,000	10,345,000

Sequoia UHSD
GO Bonds Series 2005B (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/05/13	2,025,000	2,025,000

West Hills CCD
COP (2008 Refunding) (LOC: Union Bank, NA)		0.06%		07/05/13	9,025,000	9,025,000

						106,780,000

Colorado 2.1%
Broomfield Urban Renewal Auth
Tax Increment RB (Event Center) Series 2005 (LOC: BNP Paribas)		0.24%		07/05/13	14,040,000	14,040,000

Buffalo Ridge Metropolitan District
GO Refunding Bonds Series 2009 (LOC: US Bank, NA)		0.07%		07/05/13	9,100,000	9,100,000

Colorado Educational & Cultural Facilities Auth
RB (Northwestern College) Series 2008A (LOC: BMO Harris Bank NA)		0.07%		07/05/13	6,300,000	6,300,000

Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2006C3 (LIQ: Citibank, NA)	a	0.09%		07/05/13	13,015,000	13,015,000

RB (Catholic Health Initiatives) Series 2006C5 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	3,000,000	3,000,000

Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2006C2 (LIQ: Federal Home Loan Bank)		0.06%		07/05/13	4,405,000	4,405,000

Colorado Regional Transportation District
Sales Tax RB Series 2012A (LIQ: Citibank, NA)	a	0.07%		07/05/13	2,920,000	2,920,000

Parker Automotive Metropolitan District
GO Bonds Series 2005 (LOC: US Bank, NA)		0.07%		07/05/13	900,000	900,000

Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMorgan Chase Bank, NA)		0.15%		07/05/13	10,000,000	10,000,000

Univ of Colorado
Univ Enterprise RB Series 2011A (LIQ: Citibank, NA)	a	0.08%		07/05/13	8,000,000	8,000,000

Univ Enterprise Refunding RB Series 2005A (LIQ: US Bank, NA)	a	0.06%		07/05/13	6,135,000	6,135,000

						77,815,000

See financial notes 73

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Connecticut 0.1%
Connecticut
GO Bonds Series 2005D (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	1,000,000	1,000,000

Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2009A1 (LIQ: JPMorgan Chase Bank, NA)		0.07%		07/01/13	1,455,000	1,455,000

						2,455,000

Delaware 0.0%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2008A		0.05%		07/01/13	1,275,000	1,275,000

District of Columbia 1.3%
District of Columbia
GO Bonds Series 2007C (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	8,337,000	8,337,000

GO Bonds Series 2008E (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.08%		07/05/13	3,305,000	3,305,000

District of Columbia HFA
M/F Housing RB (The Yards/D Building) Series 2012 (LOC: Federal Home Loan Bank)		0.08%		07/05/13	4,250,000	4,250,000

District of Columbia Water & Sewer Auth
Public Utility Sub Lien Refunding RB Series 2008A (LIQ: Citibank, NA)	a	0.09%		07/05/13	9,360,000	9,360,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		07/05/13	9,310,000	9,310,000

Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.06%		07/05/13	14,495,000	14,495,000

						49,057,000

Florida 3.0%
Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts) Series 2008K1 (LOC: Federal Home Loan Bank)		0.08%		07/05/13	6,335,000	6,335,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.06%		07/05/13	9,970,000	9,970,000

JEA
Electric System RB Series Three 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	6,220,000	6,220,000

Miami-Dade Cnty
GO Bonds Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/05/13	1,400,000	1,400,000

Transit System Sales Surtax RB Series 2006 (LIQ: Citibank, NA)	a	0.08%		07/05/13	7,640,000	7,640,000

Miami-Dade Cnty IDA
RB (Univ of Miami Life Science & Technology Park) Series 2010 (LOC: Manufacturers & Traders Trust Co)		0.11%		07/05/13	20,000,000	20,000,000

Orlando Utilities Commission
Utility System Refunding RB Series 2011A	b	0.17%		01/24/14	5,000,000	5,000,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		07/05/13	5,000,000	5,000,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.12%		07/05/13	3,385,000	3,385,000

74 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	2,275,000	2,275,000

South Florida Water Management District
COP Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	4,000,000	4,000,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		07/05/13	27,180,000	27,180,000

Tallahassee
Energy System RB Series 2007 (LIQ: Citibank, NA)	a	0.08%		07/05/13	9,705,000	9,705,000

Energy System RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	4,995,000	4,995,000

						113,105,000

Georgia 1.1%
Barstow Cnty Development Auth
Pollution Control RB (Georgia Power Plant Bowen) First Series 2009		0.14%		07/05/13	25,000,000	25,000,000

Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) First Series 2009		0.07%		07/01/13	4,620,000	4,620,000

Floyd Cnty Development Auth
Pollution Control RB (Georgia Power Plant Hammond) First Series 1996		0.08%		07/01/13	780,000	780,000

Georgia
GO Bonds Series 2007E (LIQ: Wells Fargo & Co)	a	0.08%		07/05/13	4,901,000	4,901,000

Putnam Cnty Development Auth
Pollution Control RB (Georgia Power Co Plant Branch) Second Series 1997		0.08%		07/01/13	6,300,000	6,300,000

						41,601,000

Hawaii 0.6%
Hawaii
RB (Hawaiian Electric) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	7,795,000	7,795,000

Hawaii State Housing Finance & Development Corp
M/F Housing RB (Ko’oloa ’ula Apts) Series 2012B (LOC: Federal Home Loan Bank)		0.07%		07/05/13	4,900,000	4,900,000

Honolulu
GO Bonds Series 2012A (LIQ: US Bank, NA)	a	0.06%		07/05/13	10,000,000	10,000,000

						22,695,000

Illinois 6.7%
Bloomington
GO Bonds Series 2004 (LIQ: JPMorgan Chase Bank, NA)		0.12%		07/05/13	10,000,000	10,000,000

Bloomington-Normal Airport Auth
GO Bonds (Central Illinois Regional Airport) Series 2012 (LOC: Northern Trust Co)		0.12%		07/05/13	5,000,000	5,000,000

Bolingbrook
Tax Increment Jr Lien RB Series 2005 (LOC: Sumitomo Mitsui Banking Corp)		0.31%		07/05/13	6,745,000	6,745,000

Chicago
GO Bonds (City Colleges of Chicago) Series 1999 (LIQ: Deutsche Bank AG)	a	0.11%		07/05/13	5,305,000	5,305,000

GO Project & Refunding Bonds Series 2007A (LIQ: Barclays Bank Plc)	a	0.10%		07/05/13	15,000,000	15,000,000

See financial notes 75

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Project & Refunding Bonds Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.14%		07/05/13	5,000,000	5,000,000

GO Refunding Bonds Series 1993B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Wells Fargo Bank, NA)	a	0.16%		07/05/13	2,095,000	2,095,000

GO Refunding Bonds Series 2008C (LIQ: Citibank, NA)	a	0.09%		07/05/13	4,000,000	4,000,000

Harris Cnty Health Facilities Development Corp
Hospital RB (Memorial Hermann Healthcare) Series 2008A1 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/05/13	12,000,000	12,000,000

Illinois Finance Auth
IDRB (Radiological Society of North America) Series 1997 (LOC: JPMorgan Chase Bank, NA)		0.17%		07/05/13	765,000	765,000

RB (Advocate Health Care Network) Series 2008C2B (LIQ: JPMorgan Chase Bank, NA)		0.08%		07/05/13	1,000,000	1,000,000

RB (Advocate Health Care Network) Series 2012 (LIQ: Deutsche Bank AG)	a	0.09%		07/05/13	33,820,000	33,820,000

RB (Advocate Health Care) Series 2011B	b	0.18%		01/24/14	11,900,000	11,900,000

RB (Chicago Symphony Orchestra) Series 1994 (LOC: Northern Trust Co)		0.07%		07/05/13	20,000,000	20,000,000

RB (Elim Christian Services) Series 2007 (LOC: JPMorgan Chase Bank, NA)		0.12%		07/05/13	14,400,000	14,400,000

RB (Fenwick High School) Series 1997 (LOC: PNC Bank NA)		0.07%		07/05/13	1,750,000	1,750,000

RB (Fenwick High School) Series 2007 (LOC: PNC Bank NA)		0.08%		07/05/13	15,635,000	15,635,000

RB (Garrett-Evangelical Theological Seminary) Series 2010 (LOC: Federal Home Loan Bank)		0.06%		07/05/13	4,285,000	4,285,000

RB (Kohl Children’s Museum) Series 2004 (LOC: Northern Trust Co)		0.07%		07/05/13	1,220,000	1,220,000

RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.07%		07/05/13	2,500,000	2,500,000

RB (Lake Forest Country Day School) Series 2005 (LOC: Northern Trust Co)		0.07%		07/05/13	3,000,000	3,000,000

RB (Perspectives Charter School) Series 2003 (LOC: BMO Harris Bank NA)		0.11%		07/05/13	4,700,000	4,700,000

RB (Regency Park at Lincolnwood) Series 1991B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/05/13	12,075,000	12,075,000

RB (Resurrection Health Care) Series 2005B (LOC: JPMorgan Chase Bank, NA)		0.07%		07/01/13	8,400,000	8,400,000

RB (Univ of Chicago Medical Center) Series 2011C (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/05/13	7,670,000	7,670,000

RB (Univ of Chicago) Series 2007 (LIQ: Branch Banking & Trust Co)	a	0.06%		07/05/13	4,895,000	4,895,000

Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: Freddie Mac)		0.14%		07/05/13	8,605,000	8,605,000

Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: Bank of America, NA)	a	0.11%		07/05/13	6,665,000	6,665,000

GO Refunding Bonds Series 1999 (LIQ: Citibank, NA)	a	0.08%		07/05/13	9,900,000	9,900,000

Will Cnty Community HSD No. 210
GO Bonds Series 2006 (LIQ: Deutsche Bank AG)	a	0.12%		07/05/13	12,985,000	12,985,000

						251,315,000

76 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Indiana 1.5%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: CoBank, ACB)		0.07%		07/05/13	28,500,000	28,500,000

RB (Indiana Univ Health) Series 2011L&M (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/05/13	8,500,000	8,500,000

Refunding & RB (Trinity Health) Series 2009A&2010B (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/05/13	7,050,000	7,050,000

Refunding RB (Trinity Health) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	2,000,000	2,000,000

Indiana Health Facility Financing Auth
Sr Living RB (Greencroft) Series 2000 (LOC: Bank of America, NA)		0.08%		07/05/13	10,945,000	10,945,000

						56,995,000

Iowa 3.4%
Iowa Finance Auth
Health Facility RB (Kahl Home) Series 2011 (LOC: JPMorgan Chase Bank, NA)		0.09%		07/05/13	24,750,000	24,750,000

Midwestern Disaster Area RB (Archer Daniels Midland) Series 2011		0.05%		07/05/13	16,000,000	16,000,000

Midwestern Disaster Area RB (Cargill) Series 2009B		0.06%		07/05/13	19,000,000	19,000,000

Midwestern Disaster Area RB (Cargill) Series 2012A		0.08%		07/05/13	17,500,000	17,500,000

Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: CoBank, ACB)		0.08%		07/05/13	10,000,000	10,000,000

Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US Bank, NA)		0.07%		07/05/13	12,800,000	12,800,000

Midwestern Disaster Area RB (HF Chlor-Alkali) Series 2012 (LOC: US Bank, NA)		0.11%		07/05/13	15,000,000	15,000,000

Iowa Higher Education Loan Auth
Private College Facility RB (Graceland Univ) Series 2003 (LOC: Bank of America, NA)		0.12%		07/05/13	7,325,000	7,325,000

Iowa State Board of Regents
Hospital RB Series SUI 2012 (LIQ: Royal Bank of Canada)	a	0.06%		07/05/13	6,000,000	6,000,000

						128,375,000

Kansas 0.5%
Kansas Development Finance Auth
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2012A (LIQ: Barclays Bank Plc)	a	0.08%		07/05/13	4,535,000	4,535,000

Olathe
Health Facilities RB (Olathe Medical Center) Series 2010B (LOC: Bank of America, NA)		0.11%		07/01/13	10,500,000	10,500,000

Shawnee
M/F Housing Refunding RB (Pinegate West Apts) Series 2008A (LOC: BMO Harris Bank NA)		0.06%		07/05/13	5,375,000	5,375,000

						20,410,000

Kentucky 0.5%
Kentucky Economic Development Finance Auth
RB (Catholic Health Initiatives) Series 2011B3	b	0.16%		01/24/14	14,300,000	14,300,000

Richmond
Lease Program RB Series 2006A (LOC: US Bank, NA)		0.06%		07/05/13	3,960,000	3,960,000

						18,260,000

See financial notes 77

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Louisiana 1.0%
Ascension Parish IDB
RB (BASF SE) Series 2009	d	0.17%		07/05/13	15,000,000	15,000,000

Louisiana
Gasoline & Fuels Tax RB Series 2006A (LIQ: Citibank, NA)	a	0.08%		07/05/13	5,975,000	5,975,000

Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: Federal Home Loan Bank)		0.11%		07/05/13	6,300,000	6,300,000

St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: Federal Home Loan Bank)		0.11%		07/05/13	3,460,000	3,460,000

RB (Main St Holdings of Tammany) Series 2006A (LOC: Federal Home Loan Bank)		0.11%		07/05/13	5,235,000	5,235,000

						35,970,000

Maine 0.3%
Maine Finance Auth
RB (Foxcroft Academy) Series 2008 (LOC: TD Bank NA)		0.07%		07/05/13	12,000,000	12,000,000

Maryland 1.1%
Maryland Health & Higher Educational Facilities Auth
RB (Ascension Health) Series 2012B (LIQ: Royal Bank of Canada)	a	0.06%		07/05/13	5,000,000	5,000,000

RB (Johns Hopkins Univ) Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.06%		07/05/13	7,620,000	7,620,000

Maryland Industrial Development Financing Auth
RB (McDonogh School) Series 2005 (LOC: Manufacturers & Traders Trust Co)		0.08%		07/05/13	9,465,000	9,465,000

Montgomery Cnty
Economic Development RB (Riderwood Village) Series 2004 (LOC: Manufacturers & Traders Trust Co)		0.08%		07/05/13	4,445,000	4,445,000

RB (George Meany Center For Labor Studies) Series 2004 (LOC: Bank of America, NA)		0.12%		07/05/13	5,100,000	5,100,000

Refunding RB (Trinity Health) Series 2011MD (LIQ: Citibank, NA)	a	0.08%		07/05/13	6,665,000	6,665,000

Washington Cnty
RB Series 2003E (LOC: PNC Bank NA)		0.07%		07/05/13	4,000,000	4,000,000

						42,295,000

Massachusetts 1.0%
Massachusetts
GO Bonds Consolidated Loan Series 2007A (LIQ: Societe Generale)	a	0.10%		07/05/13	3,845,000	3,845,000

GO Bonds Consolidated Loan Series 2007C (LIQ: Credit Suisse AG)	a	0.09%		07/05/13	1,000,000	1,000,000

GO Bonds Consolidated Loan Series 2013A (LIQ: Bank of America, NA)	a	0.08%		07/05/13	8,000,000	8,000,000

GO Refunding Bonds Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	2,000,000	2,000,000

Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A2 (LIQ: Bank of America, NA)		0.12%		07/05/13	1,150,000	1,150,000

Sr Sales Tax Bonds Series 2010A	b	0.15%		01/24/14	4,235,000	4,235,000

78 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Massachusetts Development Finance Agency
RB (Eaglebrook School) Series 2007 (LOC: Bank of America, NA)		0.14%		07/05/13	2,530,000	2,530,000

RB (Jewish Rehabilitation Centers for Living) Series 2011B (LOC: Manufacturers & Traders Trust Co)		0.11%		07/05/13	4,925,000	4,925,000

Massachusetts Health & Educational Facilities Auth
RB (Harvard Univ) Series 2005C (LIQ: Citibank, NA)	a	0.05%		07/01/13	2,185,000	2,185,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A (LIQ: Citibank, NA)	a	0.08%		07/05/13	7,000,000	7,000,000

						36,870,000

Michigan 2.0%
Grand Rapids
Sanitary Sewer System RB Series 2004 (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	9,140,000	9,140,000

Michigan Finance Auth
Unemployment Obligation Assessment RB Series 2012A (LIQ: Citibank, NA)	a	0.07%		07/05/13	13,335,000	13,335,000

Michigan Higher Education Facilities Auth
Limited Obligation RB (Spring Arbor Univ) Series 2010 (LOC: Comerica Bank)		0.07%		07/05/13	3,700,000	3,700,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010	b	0.15%		01/24/14	11,200,000	11,200,000

Refunding RB (Trinity Health) Series 2008C (LIQ: Royal Bank of Canada)	a	0.06%		07/05/13	7,500,000	7,500,000

Michigan State Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		07/05/13	9,500,000	9,500,000

Limited Obligation RB (Legal Aid & Defender Assoc) Series 2007 (LOC: JPMorgan Chase Bank, NA)		0.09%		07/05/13	11,250,000	11,250,000

Michigan State Univ
GO Bonds Series 2013A (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/05/13	7,500,000	7,500,000

						73,125,000

Minnesota 0.3%
Bloomington
M/F Housing Refunding RB (Bristol Village Apts) Series 2002A1 (LOC: Fannie Mae)		0.07%		07/05/13	3,745,000	3,745,000

Roseville
Private School Facility RB (Northwestern College) Series 2002 (LOC: BMO Harris Bank NA)		0.07%		07/05/13	5,740,000	5,740,000

						9,485,000

Mississippi 1.3%
Mississippi Business Finance Corp
IDRB (Chevron) Series 2011A		0.05%		07/01/13	7,095,000	7,095,000

RB (200 Renaissance) Series 2008 (LOC: Federal Home Loan Bank)		0.06%		07/05/13	11,510,000	11,510,000

RB (PSL North America) Series 2007A (LOC: Wells Fargo Bank, NA)		0.10%		07/05/13	18,000,000	18,000,000

Mississippi Development Bank
Special Obligation Bonds (Highway Construction) Series 2012 (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	10,000,000	10,000,000

						46,605,000

See financial notes 79

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Missouri 1.3%
Kansas City IDA
M/F Housing Refunding RB (Ethans Apts) Series 2004 (LOC: Citibank, NA)		0.09%		07/05/13	29,560,000	29,560,000

Missouri Health & Educational Facilities Auth
Health Facilities RB (Bethesda Health Group) Series 2013B (LOC: Bank of America, NA)		0.15%		07/01/13	5,300,000	5,300,000

RB (Ascension Health) Series 2008C4		0.07%		07/05/13	8,500,000	8,500,000

St. Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: Federal Home Loan Bank)		0.09%		07/05/13	6,195,000	6,195,000

						49,555,000

Nebraska 2.0%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US Bank, NA)		0.07%		07/05/13	21,000,000	21,000,000

Omaha Public Power District
Electric System RB Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.07%		07/05/13	22,835,000	22,835,000

South Sioux City
IDRB (NATURES BioReserve) Series 2010 (LOC: Bank of America, NA)		0.18%		07/05/13	25,000,000	25,000,000

Washington Cnty
IDRB (Cargill) Series 2010		0.09%		07/05/13	5,000,000	5,000,000

						73,835,000

Nevada 1.0%
Clark Cnty
Economic Development Refunding RB (Bishop Gorman High School) Series 2011 (LOC: Bank of America, NA)		0.10%		07/05/13	14,900,000	14,900,000

Clark Cnty SD
Limited Tax GO Bonds Series 2006B (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/05/13	10,000,000	10,000,000

Las Vegas Valley Water District
Water Limited Tax GO Bonds Series 2006A (GTY/LIQ: US Bank, NA)	a	0.06%		07/05/13	1,000,000	1,000,000

Truckee Meadows Water Auth
Water Refunding RB Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/05/13	12,445,000	12,445,000

						38,345,000

New Hampshire 0.2%
New Hampshire Business Finance Auth
Limited Obligation RB (Canam Steel Corp) Series 2010 (LOC: Comerica Bank)		0.14%		07/05/13	9,250,000	9,250,000

New Jersey 0.4%
Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	100,000	100,000

New Jersey Economic Development Auth
Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/05/13	8,520,000	8,520,000

80 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New Jersey Health Care Facilities Financing Auth
RB (Recovery Management Systems) Series 2005 (LOC: TD Bank NA)		0.05%		07/05/13	1,070,000	1,070,000

Rutgers State Univ
GO Bonds Series 2009F (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	2,600,000	2,600,000

GO Bonds Series 2009G (LIQ: US Bank, NA)		0.04%		07/01/13	750,000	750,000

						13,040,000

New York 4.9%
New York City
GO Bonds Fiscal 2006 Series J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	6,115,000	6,115,000

GO Bonds Fiscal 2009 Series B1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	1,495,000	1,495,000

GO Bonds Fiscal 2009 Series J1 (LIQ: Citibank, NA)	a	0.06%		07/05/13	11,325,000	11,325,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	2,000,000	2,000,000

New York City IDA
Civic Facility RB (Covenant of the Sacred Heart School of New York) Series 2002 (LOC: Federal Home Loan Bank)		0.13%		07/05/13	8,785,000	8,785,000

New York City Municipal Water Finance Auth
Water & Sewer RB Fiscal 2005 Series B (LIQ: Citibank, NA)	a	0.08%		07/05/13	11,495,000	11,495,000

Water & Sewer System RB Fiscal 2008 Series DD (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	7,845,000	7,845,000

Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.09%		07/05/13	1,280,000	1,280,000

Water & Sewer System RB Fiscal 2009 Series GG2 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	500,000	500,000

Water & Sewer System RB Fiscal 2012 Series AA (LIQ: Citibank, NA)	a	0.08%		07/05/13	7,000,000	7,000,000

Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Wells Fargo Bank, NA)	a	0.06%		07/05/13	760,000	760,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S2 (LIQ: Citibank, NA)	a	0.10%		07/05/13	12,300,000	12,300,000

Building Aid RB Fiscal 2007 Series S2 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	2,500,000	2,500,000

New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	3,700,000	3,700,000

Refunding RB (Lincoln Center) Series 2008A2 (LOC: Bank of New York Mellon)		0.03%		07/01/13	670,000	670,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	26,455,000	26,455,000

New York State Dormitory Auth
RB (NYU) Series 2009A (LIQ: Citibank, NA)	a	0.07%		07/05/13	9,900,000	9,900,000

New York State Environmental Facilities Corp
Clean & Drinking Water Revolving Funds RB Series 2012D (LIQ: Barclays Bank Plc)	a	0.07%		07/05/13	4,000,000	4,000,000

New York State Power Auth
RB Series 2007A (LIQ: Citibank, NA)	a	0.10%		07/05/13	3,625,000	3,625,000

See financial notes 81

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3A (LIQ: JPMorgan Chase Bank, NA)		0.06%		07/05/13	21,770,000	21,770,000

State Personal Income Tax RB Series 2004A3D (LIQ: JPMorgan Chase Bank, NA)		0.06%		07/05/13	13,100,000	13,100,000

State Personal Income Tax RB Series 2007C (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	12,580,000	12,580,000

State Personal Income Tax RB Series 2013A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	2,800,000	2,800,000

Port Auth of New York & New Jersey
Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.07%		07/05/13	525,000	525,000

Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: Manufacturers & Traders Trust Co)		0.16%		07/05/13	6,020,000	6,020,000

Sales Tax Asset Receivable Corp
RB Fiscal 2005 Series A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	3,580,000	3,580,000

						182,125,000

North Carolina 1.3%
Charlotte-Mecklenburg Hospital Auth
Refunding RB (Carolinas HealthCare) Series 2008A&2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.06%		07/05/13	1,000,000	1,000,000

Mecklenburg Cnty
GO Refunding Bonds Series 2009D	b	0.16%		01/24/14	9,315,000	9,315,000

North Carolina
Limited Obligation Bonds Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.06%		07/05/13	3,500,000	3,500,000

North Carolina Capital Facilities Finance Agency
Educational Facilities RB (Sterling Montessori Academy & Charter School) Series 2010 (LOC: Branch Banking & Trust Co)		0.07%		07/05/13	9,905,000	9,905,000

RB (Guilford College) Series 2005B (LOC: Branch Banking & Trust Co)		0.07%		07/05/13	7,095,000	7,095,000

Recreational Facilities RB (YMCA of Greater Charlotte) Series 2007A (LOC: Branch Banking & Trust Co)		0.07%		07/05/13	4,635,000	4,635,000

North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Univ Health Systems of Eastern Carolina) Series 2008B2 (LOC: Branch Banking & Trust Co)		0.08%		07/05/13	7,015,000	7,015,000

Hospital Refunding RB (Cone Health) Series 2011B	b	0.18%		01/24/14	5,000,000	5,000,000

						47,465,000

North Dakota 0.2%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: CoBank, ACB)		0.07%		07/05/13	7,000,000	7,000,000

Ohio 0.5%
Franklin Cnty
RB (Children’s Hospital) Series 1992B (LIQ: JPMorgan Chase Bank, NA)		0.17%		07/05/13	1,700,000	1,700,000

Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		07/05/13	7,000,000	7,000,000

82 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Ohio
Hospital B (Cleveland Health Clinic) Series 2013A2		0.09%	07/05/13	01/01/14	5,000,000	5,000,000

Hospital RB (Cleveland Clinic) Series 2012A (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	5,625,000	5,625,000

						19,325,000

Oregon 0.3%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: CoBank, ACB)		0.07%		07/05/13	3,000,000	3,000,000

GO Bonds Series 86 (LIQ: US Bank, NA)		0.06%		07/01/13	3,650,000	3,650,000

Portland CCD
GO Bonds Series 2013 (LIQ: Credit Suisse AG)	a	0.11%		07/05/13	3,600,000	3,600,000

						10,250,000

Pennsylvania 2.0%
Adams Cnty IDA
RB (Brethren Home Community) Series 2007 (LOC: PNC Bank NA)		0.06%		07/05/13	1,690,000	1,690,000

Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010C (LIQ: Royal Bank of Canada)	a	0.06%		07/05/13	7,000,000	7,000,000

RB (Univ of Pittsburgh Medical Center) Series 2010D&F (LIQ: JPMorgan Chase Bank, NA)	a	0.13%	07/05/13	09/05/13	20,000,000	20,000,000

Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A (LOC: Manufacturers & Traders Trust Co)		0.08%		07/05/13	4,000,000	4,000,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2011C (LIQ: JPMorgan Chase Bank, NA)		0.04%		07/01/13	1,300,000	1,300,000

Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.11%		07/05/13	6,760,000	6,760,000

Montgomery Cnty IDA
RB (Waverly Heights) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.09%		07/05/13	8,345,000	8,345,000

Pennsylvania
GO Bonds Third Refunding Series 2004 (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/05/13	1,200,000	1,200,000

Pennsylvania HFA
S/F Mortgage RB Series 2009-105C (LIQ: Bank of America, NA)	a	0.08%		07/05/13	3,000,000	3,000,000

Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.06%		07/05/13	3,000,000	3,000,000

Pennsylvania State Univ
Bonds Series 2007A (GTY/LIQ: US Bank, NA)	a	0.14%		07/05/13	2,700,000	2,700,000

Philadelphia IDA
Healthcare RB (Greater Philadelphia Health Action) Series 2008 (LOC: Bank of America, NA)		0.16%		07/05/13	5,710,000	5,710,000

Univ of Pittsburgh
Capital Project Bonds Series 2005A (LIQ: Barclays Bank Plc)	a	0.08%		07/05/13	6,665,000	6,665,000

Capital Project Bonds Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	3,925,000	3,925,000

See financial notes 83

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Univ Capital Project & Refunding Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	1,000,000	1,000,000

						76,295,000

Puerto Rico 2.1%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A & Sr Series 2009C (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	14,250,000	14,250,000

Sales Tax RB Series 2007A (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	21,900,000	21,900,000

Sales Tax RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	2,767,000	2,767,000

Sales Tax RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.11%		07/05/13	610,000	610,000

Sales Tax RB Series 2007A (LIQ: Societe Generale)	a	0.31%		07/05/13	20,360,000	20,360,000

Sales Tax RB Series 2009A (LIQ: Citibank, NA)	a	0.09%		07/05/13	13,095,000	13,095,000

Sr Sales Tax RB Series 2011C (LIQ: Royal Bank of Canada)	a	0.07%		07/05/13	4,000,000	4,000,000

						76,982,000

Rhode Island 0.4%
Narrangansett Bay Commission
Wastewater System RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/05/13	16,720,000	16,720,000

South Carolina 0.5%
Cherokee Cnty
IDRB (Newark Electronics Division of D-A Lubricant) Series 1985 (LOC: Bank of America, NA)		0.43%		07/05/13	6,500,000	6,500,000

South Carolina Public Service Auth
Revenue Obligations Refunding Series 2011C (LIQ: Royal Bank of Canada)	a	0.09%		07/05/13	3,750,000	3,750,000

Revenue Obligations Series 2007A (LIQ: Citibank, NA)	a	0.08%		07/05/13	6,780,000	6,780,000

						17,030,000

Tennessee 1.4%
Blount Cnty Public Building Auth
Local Government Bonds Series E9A (LOC: Branch Banking & Trust Co)		0.07%		07/05/13	8,150,000	8,150,000

Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	6,065,000	6,065,000

Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1995 (LOC: Bank of America, NA)		0.12%		07/05/13	7,430,000	7,430,000

Loudon IDB
Pollution Control Refunding RB (A.E. Staley Manufacturing) Series 1991 (LOC: Citibank, NA)		0.11%		07/05/13	16,200,000	16,200,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.12%		07/05/13	3,935,000	3,935,000

Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.12%		07/05/13	3,505,000	3,505,000

Sevier Cnty Public Building Auth
Local Government RB Series VD1 (LOC: Bank of America, NA)		0.09%		07/05/13	6,300,000	6,300,000

						51,585,000

84 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Texas 7.1%
Beaumont ISD
Unlimited Tax GO Bonds Series 2008 (GTY: Texas Permanent School Fund /LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	3,345,000	3,345,000

Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	2,500,000	2,500,000

Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	4,465,000	4,465,000

Del Valle ISD
Unlimited Tax GO Bonds Series 2007 (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	2,995,000	2,995,000

El Paso Cnty Hospital District
Combination Tax & Revenue Certificates of Obligation Series 2005 (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	9,570,000	9,570,000

Harris Cnty
Toll Road Sr Lien RB Series 2009A (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	6,125,000	6,125,000

Toll Road Sr Lien Refunding RB Series 2012C (LIQ: Royal Bank of Canada)	a	0.06%		07/05/13	6,160,000	6,160,000

Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/05/13	6,000,000	6,000,000

Harris Cnty Flood Control District
Contract Tax Bonds Series 2010A (LIQ: Bank of America, NA)	a	0.08%		07/05/13	5,500,000	5,500,000

Harris Cnty Metropolitan Transit Auth
Sales & Use Tax Bonds Series 2011A (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	7,745,000	7,745,000

Houston
First Lien Refunding RB Series 2005 (LIQ: US Bank, NA)	a	0.06%		07/05/13	17,225,000	17,225,000

Jr Lien Refunding RB Series 1998A (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	7,645,000	7,645,000

Houston Community College System
Maintenance Tax Notes Series 2008 (LIQ: Deutsche Bank AG)	a	0.11%		07/05/13	4,100,000	4,100,000

Lake Travis ISD
Unlimited Tax GO Bonds Series 2012 (GTY: Texas Permanent School Fund /LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	4,000,000	4,000,000

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/05/13	8,050,000	8,050,000

Matagorda Cnty Navigation District No. 1
Pollution Control Refunding RB (Central Power & Light) Series 2001A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	7,500,000	7,500,000

Metropolitan Higher Education Auth
Higher Education RB (Univ of Dallas) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.09%		07/05/13	11,050,000	11,050,000

New Caney ISD
Unlimited Tax Bonds Series 2006 (GTY: Texas Permanent School Fund /LIQ: Credit Suisse AG)	a	0.06%		07/05/13	6,595,000	6,595,000

North East ISD
Unlimited Tax Bonds Series 2007A (GTY: Texas Permanent School Fund /LIQ: US Bank, NA)	a	0.06%		07/05/13	8,335,000	8,335,000

Northside ISD
Unlimited Tax GO Bonds Series 2007B (GTY: Texas Permanent School Fund /LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	5,215,000	5,215,000

See financial notes 85

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Northwest ISD
Unlimited Tax Refunding Bonds Series 2005 (GTY: Texas Permanent School Fund /LIQ: US Bank, NA)	a	0.06%		07/05/13	28,335,000	28,335,000

Port Arthur Navigation District IDC
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012A		0.07%		07/05/13	20,000,000	20,000,000

Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012B		0.07%		07/05/13	10,000,000	10,000,000

San Antonio
Electric & Gas Systems Refunding RB New Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	4,020,000	4,020,000

Improvement & Refunding Lease RB (Convention Center) Series 2012 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	10,705,000	10,705,000

San Antonio Public Facilities Corp
Lease Refunding RB Series 2012 (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/05/13	10,005,000	10,005,000

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2007B (LIQ: Bank of America, NA)	a	0.08%		07/05/13	5,625,000	5,625,000

RB (Texas Health Resources) Series 2008A		0.05%		07/05/13	7,915,000	7,915,000

Texas A&M Univ
Financing System RB Series 2010B (LIQ: Barclays Bank Plc)	a	0.08%		07/05/13	1,500,000	1,500,000

Texas City Industrial Development Corp
IDRB (NRG Energy) Series 2012 (LOC: Bank of America, NA)		0.12%		07/05/13	3,625,000	3,625,000

Texas Transportation Commission
Texas Highway GO Bonds Series 2012A (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	2,195,000	2,195,000

Univ of Houston
Consolidated Refunding RB Series 2008 (LIQ: Bank of America, NA)	a	0.08%		07/05/13	5,540,000	5,540,000

Univ of Texas
Revenue Financing System Bonds Series 2008B		0.04%		07/05/13	20,000,000	20,000,000

						263,585,000

Utah 1.3%
South Valley Sewer District
Sewer RB Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.09%		07/05/13	6,055,000	6,055,000

Utah Cnty
Hospital RB (IHC Health Services) Series 2002C (LIQ: US Bank, NA)		0.05%		07/05/13	28,850,000	28,850,000

Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: Freddie Mac)		0.11%		07/05/13	6,250,000	6,250,000

Utah Transit Auth
Sales Tax RB Series 2008A (LIQ: Citibank, NA)	a	0.08%		07/05/13	7,230,000	7,230,000

						48,385,000

Virginia 0.8%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.06%		07/05/13	4,000,000	4,000,000

Health Care RB (Inova Health) Series 2012C	b	0.14%		01/24/14	7,435,000	7,435,000

86 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Health Care RB (Inova Health) Series 2012D (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	2,600,000	2,600,000

Hospital Refunding RB (Inova Health) Series 1993A (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	3,330,000	3,330,000

Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010C	b	0.18%		01/24/14	9,200,000	9,200,000

Virginia College Building Auth
Educational Facilities RB Series 2006A (LIQ: Wells Fargo & Co)	a	0.08%		07/05/13	4,599,000	4,599,000

						31,164,000

Washington 2.3%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.06%		07/05/13	3,005,000	3,005,000

King Cnty
Sewer RB Series 2007 (LIQ: Citibank, NA)	a	0.08%		07/05/13	9,250,000	9,250,000

Pierce Cnty
Sewer RB 2012 (GTY/LIQ: US Bank, NA)	a	0.06%		07/05/13	12,075,000	12,075,000

Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: Rabobank Nederland)		0.11%		07/05/13	4,680,000	4,680,000

Univ of Washington
General Refunding RB Series 2012A (LIQ: Barclays Bank Plc)	a	0.08%		07/05/13	5,600,000	5,600,000

Washington
Motor Vehicle Fuel Tax GO Bonds Series 2005C (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	3,200,000	3,200,000

Washington Health Care Facilities Auth
RB (Multicare Health System) Series 2009A (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	5,000,000	5,000,000

RB (PeaceHealth) Series 2008A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/05/13	4,630,000	4,630,000

RB (Providence Health & Services) Series 2012C (LIQ: US Bank, NA)		0.09%		07/05/13	30,000,000	30,000,000

Washington State Housing Finance Commission
Nonprofit RB (Bush School) Series 2006 (LOC: Bank of America, NA)		0.10%		07/05/13	7,940,000	7,940,000

						85,380,000

West Virginia 0.4%
West Virginia Hospital Finance Auth
Refunding & RB (Charleston Area Medical Center) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	15,530,000	15,530,000

Wisconsin 1.3%
Milwaukee Redevelopment Auth
Refunding RB (YMCA of Metropolitan Milwaukee) Series 2010 (LOC: BMO Harris Bank NA)		0.06%		07/05/13	18,645,000	18,645,000

Wisconsin
Appropriation Bonds Series 2009A (LIQ: Barclays Bank Plc)	a	0.08%		07/05/13	12,500,000	12,500,000

Wisconsin Health & Educational Facilities Auth
Health Facilities RB (SSM Health Care) Series 2010A (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	8,000,000	8,000,000

RB (Ascension Health Alliance) Series 2013B5	b	0.12%		01/24/14	5,000,000	5,000,000

RB (Community Health Network) Series 2004B (LOC: Federal Home Loan Bank)		0.06%		07/05/13	4,060,000	4,060,000

						48,205,000

See financial notes 87

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Wyoming 0.4%
Gillette
Pollution Control Refunding RB (PacifiCorp) Series 1988 (LOC: Royal Bank of Scotland Plc)		0.10%		07/05/13	8,200,000	8,200,000

Sweetwater Cnty
Pollution Control Refunding RB (PacifiCorp) Series 1988B (LOC: Royal Bank of Scotland Plc)		0.07%		07/01/13	6,000,000	6,000,000

						14,200,000

Total Variable-Rate Securities
(Cost $2,602,579,000)						2,602,579,000

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $3,863,708,121.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,716,486,000 or 46.0% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $122,610,586 or 3.3% of net assets.
c	Delayed-delivery security.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

At June 30, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

88 See financial notes

 Schwab AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments, at cost and value (Note 2a)		$3,863,708,121
Cash		11,617,511
Receivables:
Investments sold		23,850,000
Interest		3,504,011
Fund shares sold		1,726,642
Prepaid expenses	+	2,041

Total assets		3,904,408,326

Liabilities

Payables:
Investments bought		174,751,874
Investment adviser and administrator fees		31,317
Trustees’ fees		8
Fund shares redeemed		1,207,561
Distributions to shareholders		13,311
Accrued expenses	+	22,607

Total liabilities		176,026,678

Net Assets

Total assets		3,904,408,326
Total liabilities	−	176,026,678

Net assets		$3,728,381,648

Net Assets by Source
Capital received from investors		3,728,189,154
Net realized capital gains		192,494

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$3,163,217,821		3,162,506,037		$1.00
Value Advantage Shares	$565,163,827		565,033,807		$1.00

See financial notes 89

 Schwab AMT Tax-Free Money Fund

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Interest		$3,557,951

Expenses

Investment adviser and administrator fees		6,254,039
Shareholder service fees:
Sweep Shares		5,632,671
Value Advantage Shares		656,838
Registration fees		97,643
Portfolio accounting fees		89,722
Custodian fees		43,572
Shareholder reports		29,121
Professional fees		23,847
Trustees’ fees		18,868
Transfer agent fees		14,677
Interest expense		1,117
Other expenses	+	40,596

Total expenses		12,902,711
Expense reduction by CSIM and its affiliates	−	9,535,354
Custody credits	−	160

Net expenses	−	3,367,197

Net investment income		190,754

Realized Gains (Losses)

Net realized gains on investments		192,494

Increase in net assets resulting from operations		$383,248

90 See financial notes

 Schwab AMT Tax-Free Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$190,754	$378,166
Net realized gains	+	192,494	161,027

Increase in net assets from operations		383,248	539,193

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(160,903)	(307,314)
Value Advantage Shares	+	(29,851)	(70,852)

Total distributions from net investment income		(190,754)	(378,166)

Distributions from net realized gains
Sweep Shares		—	(70,436)
Value Advantage Shares	+	—	(12,523)

Total distributions from net realized gains		—	(82,959)

Total distributions		(190,754)	(461,125)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		5,128,754,554	10,494,230,574
Value Advantage Shares	+	102,323,416	118,614,687

Total shares sold		5,231,077,970	10,612,845,261

Shares Reinvested
Sweep Shares		143,763	368,340
Value Advantage Shares	+	24,494	69,768

Total shares reinvested		168,257	438,108

Shares Redeemed
Sweep Shares		(5,488,307,869)	(10,111,723,329)
Value Advantage Shares	+	(162,301,182)	(284,481,853)

Total shares redeemed		(5,650,609,051)	(10,396,205,182)

Net transactions in fund shares		(419,362,824)	217,078,187

Net Assets

Beginning of period		4,147,551,978	3,930,395,723
Total increase or decrease	+	(419,170,330)	217,156,255

End of period		$3,728,381,648	$4,147,551,978

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 91

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Municipal Money Fund offers four share classes: Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares. Schwab AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of June 30, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:

A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of each fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in each fund.

	Schwab	Schwab
	Municipal	AMT Tax-Free
	Money Fund	Money Fund

% of investments in securities with credit enhancements or liquidity enhancements	80%	80%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	13% (Wells Fargo Group)	14% (Wells Fargo Group)

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Financial Notes, unaudited (continued)

3. Credit and Liquidity Enhancements (continued):

For additional information, please refer to the funds’ Portfolio Holdings.

4. Risk Factors:

Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund’s investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

Liquidity Support Provider Risk. The funds may invest a substantial portion of its assets in securities with guarantees and/or liquidity supports provided by a bank or other financial institution, and the existence and nature of such supports may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity support provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are guaranteed by the same bank or financial institution, these risks may be increased.

State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.

Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

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Financial Notes, unaudited (continued)

4. Risk Factors (continued):

Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the AMT could generate taxable income. Also, some types of municipal securities produce income that is subject to the AMT.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Regulatory Risk. The Securities and Exchange Commission (SEC) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of a fund.

Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the sweep shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the funds.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned

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Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):

by shareholders holding shares through such service providers. Sweep shares of the funds are also subject to an annual sweep administration fee up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

	Shareholder Service Fees	Sweep Administration Fees

Sweep Shares	0.25%	0.10%
Value Advantage Shares	0.22%	n/a
Select Shares	0.22%	n/a
Institutional Shares	0.22%	n/a

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement (“expense limitation”) with each fund to limit the total annual fund operating expenses, excluding interest, taxes, and certain non-routine expenses, as follows:

	Schwab	Schwab
	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Sweep Shares*	0.62%	0.62%
Value Advantage Shares*	0.45%	0.45%
Select Shares**	0.35%	n/a
Institutional Shares**	0.24%	n/a

*	CSIM and its affiliates have agreed to limit this share class’s expenses as described above for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board.
**	Select Shares and Institutional Shares are only offered by Schwab Municipal Money Fund. CSIM and its affiliates have agreed to limit this share class’s expenses as described above through April 29, 2015.

In addition, effective January 1, 2013 through December 31, 2013, CSIM and its affiliates agreed to waive an additional amount of the Schwab Municipal Money Fund’s Select Shares, Value Advantage Shares and Sweep Shares expenses and the Schwab AMT Tax-Free Fund’s Value Advantage Shares and Sweep Shares expenses equal to 0.005% of each fund’s or share class’s average daily net assets.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund. CSIM and its affiliates may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any

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Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):

net operating expense limitations in effect at the time of such payment. This recapture could negatively affect a fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2013, the balance of recoupable expenses is as follows:

	Expiration Date
	December 31, 2013	December 31, 2014	December 31, 2015	December 31, 2016	Total

Schwab Municipal Money Fund
Sweep Shares	$23,843,079	$29,080,911	$37,034,954	$22,278,304	$112,237,248
Value Advantage Shares	1,515,232	1,512,755	1,900,331	1,026,702	5,955,020
Select Shares	13,581	303,574	583,445	366,452	1,267,052
Institutional Shares	—	62,390	329,600	390,730	782,720
Schwab AMT Tax-Free Money Fund
Sweep Shares	$7,285,013	$9,765,098	$12,403,024	$7,058,815	$36,511,950
Value Advantage Shares	1,270,414	1,400,113	1,656,669	800,958	5,128,154

As of December 31, 2012, recoupable expenses expired as follows:

Schwab Municipal Money Fund
Sweep Shares	$8,083,384
Value Advantage Shares	363,533
Select Shares	115
Institutional Shares	—
Schwab AMT Tax-Free Money Fund
Sweep Shares	$2,367,174
Value Advantage Shares	283,913

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2013, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab Municipal Money Fund	$16,700,000
Schwab AMT Tax-Free Money Fund	4,900,000

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

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Financial Notes, unaudited (continued)

7. Borrowing from Banks (continued):

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2012, the funds had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2012, the funds had no capital losses deferred and no capital losses utilized.

As of December 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2012, the funds did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including the Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 23, 2013, and June 4, 2013, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 4, 2013. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund

100

expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	76	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	76	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

102

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 103

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

104

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bond holder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

escrow The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

fixed rate notes A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.

Guaranty (GTY) An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

Letter of Credit (LOC) An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.

Liquidity (LIQ) A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond

 105

and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1; however, they may hold Tier 2 securities as a result of a downgrade of a portfolio security.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

106

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2013 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR25720-11
00100484

Semiannual report dated June 30, 2013, enclosed.

Schwab California Municipal Money Fundtm
Schwab California AMT Tax-Free Money Fundtm

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Schwab California Municipal Money Fundtm
Schwab California AMT Tax-Free Money Fundtm

Semiannual Report
June 30, 2013

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

For the six months ended June 30, 2013, yields on municipal money market securities remained low.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning the Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund. These funds are part of our solutions for investing in municipal money market securities, and each fund is designed to offer stability of capital, liquidity, and income.

For the six months ended June 30, 2013, yields on municipal money market securities remained low. The backdrop for these low yields included efforts by the Federal Reserve to stimulate the U.S. economy by attempting to hold down short- and long-term interest rates. These policies supported the housing market in particular, paving the way for the Fed to announce plans to potentially begin reducing some of its stimulative policies. Meanwhile, demand for municipal money market securities remained solid and credit conditions for municipalities generally improved, particularly in California (for information about California’s investment environment, please see page 3).

In other industry matters, the SEC proposed rules in June that could fundamentally change the way that money market funds operate. At this time, despite the issuance of proposed rules, the adoption and implementation of money market regulatory reform remains vague and is subject to a lengthy rule-making and implementation process. The SEC continues to evaluate money market fund rules and may propose additional changes.

For more information about the Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund, please continue reading this report. In addition, you can find answers to frequently asked questions and further details about these products by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 1

Fund Management

Kevin Shaughnessy, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.

2 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

State Investment Environment

California’s finances are improving with a moderate economic recovery and additional revenues from a tax increase approved by the voters in November 2012.

California is expected to report that it ended fiscal 2013 (7/1/12-6/30/13) with a general fund balance of $254 million, which represents about 0.3% of spending. The fiscal 2013 budget closed a $15.7 billion projected gap with $6 billion of new tax revenues that were approved by California voters in November 2012, $8.1 billion of additional spending cuts, and $2.5 billion of other solutions. State cash receipts through June 2013 were about $2.1 billion ahead of projections, or 2.1%, led by personal income taxes and corporation taxes. While the timing of these receipts has likely been influenced by recent state and federal tax law changes, the growth also reflects the state’s accelerating economic recovery.

The fiscal 2014 budget was signed by the Governor on June 27, 2013. The general fund spending plan totals $96.3 billion, up from $95.7 billion in fiscal 2013 and is the first financial plan forecast to be structurally balanced since fiscal 2008. The state projects ending fiscal 2014 with a $1.1 billion general fund reserve, or 1.1% of annual spending. The improved budgetary outlook is largely the result of the temporary increase in personal income taxes and sales taxes, which are projected to yield $6.2 billion in additional general fund revenues in fiscal 2014. The state’s school districts, which rely on state funds for nearly 60% of their operating revenues, will benefit the most from this new budget as it dedicates $2.1 billion of additional appropriations through a new funding formula and reverses over $1.8 billion of delayed payments.

As in other states, many of California’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems issue bonds. Though the current outlook for state funding is brighter, California’s recent budget cuts have had varying impacts on the credit quality of these issuers. California school districts and community college districts receive over 50% of their total funding from the state, but their general obligation bonds are secured by dedicated local property tax levies and are not paid from state funds. While many local property tax bases are beginning to stabilize or grow, the areas that experienced the most development just prior to the recession have not yet returned to pre-recession levels. Counties are also beginning to see some tax base recovery, but have responded to recent state cuts in health and social service programs by passing the cuts on to their clients. Through the report period, Los Angeles, San Bernardino, and Santa Clara Counties maintained their strong financial profiles, making their own budget reductions in response to state cuts and still weak local revenue growth. Moody’s upgraded Ventura County’s issuer rating to Aa1 in February 2013 based on its strong financial management and improved reserves.

The outlook for many of California’s cities is also improving, with moderately growing sales and business taxes. However, they continue to face cost pressures especially in the areas of pensions and healthcare benefits. The cities of Stockton, Mammoth Lakes, and San Bernardino filed for bankruptcy protection in 2012, but their credit weakness was fairly well established before those events. Stockton and San Bernardino were both centers for the recent housing market boom and bust, and the Town of Mammoth Lakes’ bankruptcy case was dismissed following a settlement with the land developer. During the report period, Moody’s and Fitch upgraded their ratings on the City and County of San Francisco to Aa1 and AA, respectively, while S&P revised its rating outlook to stable from negative. Moody’s also raised its rating on the City of Los Angeles to Aa2.

California’s essential service enterprises and healthcare providers, such as the Metropolitan Water District of Southern California, the East Bay Municipal Utility District, the Bay Area Toll Authority and Kaiser Permanente have been generally insulated from the state’s financial difficulties as they pay off their bonds with revenues received from the services they provide to customers.

California’s economy is now recovering from a deep recession at a moderate pace. The state gained 252,100 jobs from May 2012 to May 2013, a 1.8% increase, continuing on from the 295,500 jobs gained in calendar year 2012. California’s unemployment rate declined to 8.6% in May 2013, down from 10.7% in May 2012. That rate placed the state at sixth highest in the country, tied with New Jersey, and still above the national average of 7.6%.

Despite its diversified economy and high wealth indicators, California remains relatively weak compared to other states due primarily to its recent structural budget problems. At the end of the report period, the state’s general obligation ratings were A1 from Moody’s Investors Service, A from Standard & Poor’s Ratings Services, and A- from Fitch Ratings. S&P raised its rating from A- in January 2013 and Fitch revised its rating outlook to positive in March 2013.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 3

Schwab California Municipal Money Fund

The Schwab California Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from California issuers and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2013, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced strong demand during the six months, helping to keep yields near record lows. The strong demand represented interest from traditional buyers, and growing demand from non-traditional buyers that usually purchase taxable money market securities. With the supply of taxable money market securities trending lower, many of these non-traditional buyers turned to tax-exempt variable-rate demand obligations (VRDOs) to supplement their investment options. This placed considerable downward pressure on the yields of short-term tax-exempt securities.

Generally improving credit conditions represented another important support for muni securities. Although economic growth across the U.S. has been somewhat slow, credit conditions among many municipalities have benefited from higher personal income and sales tax revenues.

This collective backdrop, combined with the Federal Reserve’s decision to keep short-term interest rates at 0% to 0.25%, translated into historically low yields for muni money market securities. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on muni floating-rate securities—generally ranged between 0.08% and 0.12% for the first part of the report period, rose to 0.23% around tax time, and then trended lower to finish the period at 0.06%.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality, while generally maintaining a weighted average maturity (WAM) of approximately 30 to 40 days that was conservatively longer than many of the fund’s peers. Facing seasonal supply and demand constraints, the fund’s WAM shortened in late May. As one-year muni note supply rose in early June, the fund’s WAM was extended, while the investment adviser focused on enhancing the fund’s diversification and credit quality. This meant purchasing recently issued California muni notes that could be quickly bought or sold. The fund’s WAM rose further during the final weeks of the report period, finishing at 45 days. In addition, the investment adviser enhanced the fund’s tactical positioning and credit diversification throughout the period by selectively adding tender option bonds.

As of 6/30/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	69.9%
8-30 Days	4.2%
31-60 Days	5.8%
61-90 Days	5.8%
91-180 Days	6.3%
More than 180 Days	8.0%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	45 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	50%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	35.7%
Variable Rate Demand Obligations	39.0%
Commercial Paper	15.0%
Fixed Rate Notes	7.6%
Other	2.7%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

4 Schwab California Municipal Money Fund

Performance and Fund Facts as of 6/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab California Municipal Money Fund
	Sweep	Value Advantage
	Shares	Shares®

Ticker Symbol	SWCXX	SWKXX
Minimum Initial Investment[1]	**	$25,000[2]

Seven-Day Yield[3]	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.08%	-0.10%

Seven-Day Effective Yield[3]	0.01%	0.01%

Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The 7-day average yield for the Sweep Shares and Value Advantage Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.48% and 0.33% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
[5]	Taxable equivalent effective yield assumes a federal regular income tax rate of 35.00% and effective California state personal income tax rate of 8.00%. Your tax rate may be different.

Schwab California Municipal Money Fund 5

Schwab California AMT Tax-Free Money Fund

The Schwab California AMT Tax-Free Money Fund (the fund) seeks the highest current income exempt from federal and California personal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from California issuers and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2013, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced strong demand during the six months, helping to keep yields near record lows. The strong demand represented interest from traditional buyers, and growing demand from non-traditional buyers that usually purchase taxable money market securities. With the supply of taxable money market securities trending lower, many of these non-traditional buyers turned to tax-exempt variable-rate demand obligations (VRDOs) to supplement their investment options. This placed considerable downward pressure on the yields of short-term tax-exempt securities.

Generally improving credit conditions represented another important support for muni securities. Although economic growth across the U.S. has been somewhat slow, credit conditions among many municipalities have benefited from higher personal income and sales tax revenues.

This collective backdrop, combined with the Federal Reserve’s decision to keep short-term interest rates at 0% to 0.25%, translated into historically low yields for muni money market securities. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on muni floating-rate securities—generally ranged between 0.08% and 0.12% for the first part of the report period, rose to 0.23% around tax time, and then trended lower to finish the period at 0.06%.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality, while carefully managing the fund’s weighted average maturity (WAM) as conditions evolved. Facing seasonal supply and demand constraints, the fund’s WAM shortened from approximately 42 days as the six months began, to as low as approximately 25 days in late May. As one-year muni note supply rose in early June, the fund’s WAM was extended, finishing the report period at 49 days. While increasing the fund’s WAM, the investment adviser focused on enhancing the fund’s diversification and credit quality by purchasing recently issued California muni notes that could be quickly bought or sold. In addition, the investment adviser enhanced the fund’s tactical positioning and credit diversification throughout the period by selectively adding tender option bonds.

As of 6/30/13:
 Portfolio Composition By Maturity1

% of investments

1-7 Days	69.7%
8-30 Days	4.4%
31-60 Days	5.7%
61-90 Days	5.4%
91-180 Days	5.9%
More than 180 Days	8.9%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	49 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	38%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	45.3%
Variable Rate Demand Obligations	26.8%
Commercial Paper	11.1%
Fixed Rate Notes	15.8%
Other	1.0%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

6 Schwab California AMT Tax-Free Money Fund

Performance and Fund Facts as of 6/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab California AMT Tax-Free Money Fund
Value Advantage
Shares®

Ticker Symbol	SNKXX
Minimum Initial Investment[1]	$25,000[2]

Seven-Day Yield[3]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.24%

Seven-Day Effective Yield[3]	0.01%

Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.32% to the seven-day yield.
[5]	Taxable equivalent effective yield assumes a federal regular income tax rate of 35.00% and effective California state personal income tax rate of 8.00%. Your tax rate may be different.

Schwab California AMT Tax-Free Money Fund 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2013 and held through June 30, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/13	at 6/30/13	1/1/13–6/30/13

Schwab California Municipal Money Fundtm
Sweep Shares
Actual Return	0.16%	$1,000.00	$1,000.10	$0.79
Hypothetical 5% Return	0.16%	$1,000.00	$1,024.00	$0.80
Value Advantage Shares®
Actual Return	0.16%	$1,000.00	$1,000.10	$0.79
Hypothetical 5% Return	0.16%	$1,000.00	$1,024.00	$0.80

Schwab California AMT Tax-Free Money Fundtm
Actual Return	0.18%	$1,000.00	$1,000.10	$0.89
Hypothetical 5% Return	0.18%	$1,000.00	$1,023.90	$0.90

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

8 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

Schwab California Municipal Money Fund™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
Sweep Shares	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.02		0.01		0.02		0.10		1.67

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.16	[3,4]	0.19	[3]	0.25	[3]	0.33	[3]	0.54	[3,5]	0.60
Gross operating expenses	0.69	[4]	0.69		0.69		0.69		0.72		0.70
Net investment income (loss)	0.01	[4]	0.01		0.01		0.01		0.10		1.65
Net assets, end of period ($ x 1,000,000)	5,923		6,137		5,641		5,507		5,517		6,019

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
Value Advantage Shares	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.02		0.01		0.02		0.18		1.83

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.16	[3,4]	0.19	[3]	0.26	[3]	0.33	[3]	0.47	[3,5]	0.45
Gross operating expenses	0.56	[4]	0.56		0.56		0.56		0.59		0.56
Net investment income (loss)	0.01	[4]	0.01		0.01		0.01		0.20		1.83
Net assets, end of period ($ x 1,000,000)	795		853		1,071		1,399		2,213		3,923

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
4 Annualized.
5 The ratio of net operating expenses would have been 0.51% for Sweep Shares and 0.43% for Value Advantage Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 9

 Schwab California Municipal Money Fund

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

34.0%	Fixed-Rate Securities	2,282,592,290	2,282,592,290
69.7%	Variable-Rate Securities	4,681,613,469	4,681,613,469

103.7%	Total Investments	6,964,205,759	6,964,205,759
(3.7%)	Other Assets and Liabilities, Net		(245,925,191)

100.0%	Net Assets		6,718,280,568

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 34.0% of net assets

California 34.0%
ABAG Finance Auth
RB (Sharp HealthCare) Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	16,750,000	16,750,000

Alameda Cnty Jt Powers Auth
Lease Revenue CP Notes Series A (LOC: Union Bank, NA)		0.18%		08/07/13	10,000,000	10,000,000

Bay Area Toll Auth
Toll Bridge RB Series 2009F1 (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	29,775,000	29,775,000

Toll Bridge Sub RB Series 2010S2 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		09/19/13	2,800,000	2,800,000

Beverly Hills Public Finance Auth
Lease Refunding RB Series 2013A		3.00%		06/01/14	1,300,000	1,333,088

Cabrillo CCD
GO Bonds Series B (LIQ: Wells Fargo Bank, NA)	a	0.20%		08/15/13	5,300,000	5,300,000

California
CP Notes Series 2011A1 (LOC: Wells Fargo Bank, NA; Cal St Teachers Retirement Sys)		0.12%		08/05/13	25,000,000	25,000,000

CP Notes Series 2011A1 (LOC: Wells Fargo Bank, NA; Cal St Teachers Retirement Sys)	b	0.12%		09/16/13	15,000,000	15,000,000

Economic Recovery Bonds Series 2004A		5.25%		07/01/13	2,645,000	2,645,000

GO Bonds		4.00%		12/01/13	250,000	253,742

GO Bonds		5.00%		03/01/14	750,000	772,709

GO Bonds (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	25,835,000	25,835,000

GO CP Notes Series 2011A2&B2 (LOC: Royal Bank of Canada)		0.12%		09/12/13	26,000,000	26,000,000

California Educational Facilities Auth
RB (Univ of Southern California) Series 2007A (LIQ: Wells Fargo Bank, NA)	a	0.20%		08/15/13	4,735,000	4,735,000

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.21%		11/01/13	28,000,000	28,000,000

10 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

California Infrastructure & Economic Development Bank
RB (Cal ISO Corp) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.24%		03/06/14	10,060,000	10,060,000

RB (Sanford Consortium) Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.30%		07/05/13	14,245,000	14,245,000

California Public Works Board
Lease RB Series 2004A (ESCROW)		5.50%		06/01/14	5,790,000	6,065,234

California School Cash Reserve Program Auth
Sr Bonds 2012-2013 Series X		2.00%		10/01/13	20,000,000	20,090,978

Sr Bonds 2013-14 Series H	b	2.00%		06/02/14	5,100,000	5,180,682

Sr Bonds 2013-2014 Series B	b	2.00%		06/02/14	5,595,000	5,683,513

California State Univ
CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.17%		08/05/13	3,395,000	3,395,000

CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.14%		09/04/13	2,000,000	2,000,000

California Statewide Communities Development Auth
RB (Cottage Health) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	36,045,000	36,045,000

RB (Kaiser Permanente) Series 2004E		0.24%		09/05/13	21,000,000	21,000,000

RB (Kaiser Permanente) Series 2004E		0.18%		10/17/13	11,800,000	11,800,000

RB (Kaiser Permanente) Series 2004E		0.20%		02/05/14	18,300,000	18,300,000

RB (Kaiser Permanente) Series 2004I		0.24%		09/09/13	8,000,000	8,000,000

RB (Kaiser Permanente) Series 2004I		0.22%		12/11/13	10,000,000	10,000,000

RB (Kaiser Permanente) Series 2004K		0.23%		08/08/13	12,400,000	12,400,000

RB (Kaiser Permanente) Series 2004K		0.25%		08/19/13	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2006D		0.23%		08/08/13	26,500,000	26,500,000

RB (Kaiser Permanente) Series 2008B		0.24%		07/16/13	49,000,000	49,000,000

RB (Kaiser Permanente) Series 2008B		0.22%		12/09/13	14,000,000	14,000,000

RB (Kaiser Permanente) Series 2008C		0.23%		12/05/13	18,195,000	18,195,000

RB (Kaiser Permanente) Series 2009B3		0.20%		02/07/14	3,500,000	3,500,000

RB (Kaiser Permanente) Series 2009B6		0.20%		11/07/13	14,000,000	14,000,000

RB (Kaiser Permanente) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		08/15/13	24,015,000	24,015,000

Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	11,420,000	11,420,000

Cerritos CCD
GO Bonds Series 2012D (LIQ: Wells Fargo Bank, NA)	a	0.20%		09/05/13	12,305,000	12,305,000

Coast CCD
GO Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	11,490,000	11,490,000

GO Refunding Bonds Series 2005		4.00%		08/01/13	150,000	150,467

Contra Costa Water District
Extendible CP		0.19%	07/09/13	12/29/13	10,945,000	10,945,000

Water Revenue Notes Series A		4.00%		10/01/13	150,000	151,310

East Bay Municipal Utility District
Wastewater System Extendible CP		0.17%	08/21/13	02/10/14	15,000,000	15,000,000

Water System Extendible CP		0.18%	07/03/13	12/30/13	15,600,000	15,600,000

Water System Extendible CP		0.17%	08/21/13	02/10/14	20,800,000	20,800,000

See financial notes 11

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water System Extendible CP		0.15%	08/05/13	02/15/14	15,000,000	15,000,000

Water System Extendible CP		0.16%	09/10/13	03/01/14	20,000,000	20,000,000

Water System Extendible CP		0.14%	08/05/13	03/03/14	6,000,000	6,000,000

Water System Extendible CP		0.14%	09/05/13	03/15/14	26,400,000	26,400,000

Water System Extendible CP		0.16%	10/10/13	03/15/14	30,000,000	30,000,000

Water System Refunding RB Series 2009A1		0.06%	07/04/13	12/03/13	10,000,000	10,000,000

Foothill-DeAnza CCD
GO Bonds Series C (LIQ: Wells Fargo Bank, NA)	a	0.20%		09/05/13	9,840,000	9,840,000

Fresno USD
GO Bonds Series 2001G & 2010B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		09/19/13	8,325,000	8,325,000

Golden Gate Bridge, Highway & Transportation District
CP Series A		0.15%		09/05/13	30,500,000	30,500,000

Hartnell CCD
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a	0.22%		07/11/13	13,145,000	13,145,000

Imperial Irrigation District
Electric & Water Systems Revenue CP Series A (LOC: Union Bank, NA)		0.11%		07/03/13	25,000,000	25,000,000

Electric System Refunding RB Series 2011B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		07/05/13	15,825,000	15,825,000

Long Beach
TRAN 2012-2013		1.25%		09/30/13	22,330,000	22,387,165

Long Beach CCD
GO Bonds Series 20012B (LIQ: Wells Fargo Bank, NA)	a	0.30%		09/12/13	2,300,000	2,300,000

GO Bonds Series 2007D (LIQ: Wells Fargo & Co)	a	0.24%		03/06/14	25,120,000	25,120,000

Los Angeles
GO Bonds Series 2004A		4.00%		09/01/13	1,000,000	1,006,351

GO Refunding Bonds Series 1998A		5.25%		09/01/13	500,000	504,204

TRAN 2013 Series B	b	2.00%		05/01/14	30,000,000	30,441,600

TRAN 2013 Series C	b	2.00%		06/26/14	35,000,000	35,609,350

Los Angeles Cnty
TRAN 2013-2014	b	2.00%		06/30/14	71,145,000	72,432,968

Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series A (LOC: JPMorgan Chase Bank, NA)		0.15%		09/10/13	17,650,000	17,650,000

Lease Revenue CP Notes Series B (LOC: US Bank, NA)		0.18%		07/10/13	15,000,000	15,000,000

Lease Revenue CP Notes Series C (LOC: Wells Fargo Bank, NA)		0.18%		07/17/13	10,000,000	10,000,000

Lease Revenue CP Notes Series C (LOC: Wells Fargo Bank, NA)		0.09%		08/08/13	22,600,000	22,600,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2008A3&A4 (GTY/LIQ: Royal Bank of Canada)	a	0.10%	07/04/13	08/01/13	17,900,000	17,900,000

Second Sr Sales Tax RB Series 2004A		5.25%		07/01/13	200,000	200,000

Second Sr Sales Tax Refunding RB Series 2003A		5.25%		07/01/13	250,000	250,000

Second Sr Sales Tax Refunding RB Series 2008A		4.00%		07/01/13	250,000	250,000

Second Sr Sales Tax Refunding RB Series 2009E		4.00%		07/01/13	1,125,000	1,125,000

Los Angeles Cnty Schools Pooled Financing Program
Pooled Financing Program 2012-2013 TRAN Series C1		2.00%		09/30/13	4,000,000	4,018,098

12 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pooled Financing Program 2012-2013 TRAN Series C2		2.00%		01/31/14	5,000,000	5,052,452

Pooled Financing Program 2012-2013 TRAN Series C5		2.00%		11/29/13	3,000,000	3,021,856

Pooled Financing Program 2012-2013 TRAN Series C6		2.00%		12/31/13	7,000,000	7,061,161

Los Angeles Dept of Water & Power
Power System RB Series 2003A1		5.00%		07/01/13	1,225,000	1,225,000

Power System RB Series 2008A2		5.00%		07/01/13	1,330,000	1,330,000

Power System RB Series 2011A		4.00%		07/01/13	4,500,000	4,500,000

Power System RB Series 2013A		1.00%		07/01/13	740,000	740,000

Water System RB Series 2003B		5.00%		07/01/13	300,000	300,000

Water System RB Series 2006A1&2007A2 (LIQ: Wells Fargo & Co)	a	0.30%		08/08/13	24,210,000	24,210,000

Los Angeles Harbor Dept
CP Notes Series A1,B1&C1 (LIQ: Mizuho Bank Ltd)		0.19%		09/04/13	15,000,000	15,000,000

CP Notes Series A1,B1&C1 (LIQ: Mizuho Bank Ltd)		0.15%		09/09/13	10,000,000	10,000,000

CP Notes Series A2,B2&C2 (LIQ: Wells Fargo Bank, NA)		0.15%		09/09/13	3,000,000	3,000,000

RB Series 2009B (LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	9,725,000	9,725,000

Refunding RB Series 2006B		5.00%		08/01/13	1,000,000	1,004,012

Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.14%		09/12/13	25,000,000	25,000,000

Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.15%		09/12/13	6,688,000	6,688,000

Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.15%		09/13/13	3,878,000	3,878,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.15%		09/13/13	8,000,000	8,000,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.14%		10/10/13	13,325,000	13,325,000

Lease Revenue CP Series A3 (LOC: Bank of the West)		0.12%		07/15/13	15,000,000	15,000,000

Los Angeles USD
GO Bonds Series 2003A		5.00%		07/01/13	1,275,000	1,275,000

GO Bonds Series 2003F (ESCROW)		5.00%		07/01/13	1,875,000	1,875,000

GO Bonds Series 2006F		5.00%		07/01/13	1,000,000	1,000,000

GO Bonds Series 2006G		5.00%		07/01/13	2,000,000	2,000,000

GO Bonds Series 2007B		4.00%		07/01/13	190,000	190,000

Marin Cnty
COP Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.30%		07/05/13	11,095,000	11,095,000

Marin Municipal Water District
Water Sub Lien RB Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.22%		12/26/13	10,000,000	10,000,000

Mt. Diablo USD
GO Bonds Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.22%		11/14/13	16,700,000	16,700,000

GO Bonds Series 2012E (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	17,275,000	17,275,000

Newport-Mesa USD
GO Bonds Series 2011 (LIQ: Wells Fargo Bank, NA)	a	0.18%		11/07/13	6,630,000	6,630,000

Ohlone CCD
GO Bonds Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.18%		11/07/13	4,245,000	4,245,000

Orange Cnty Sanitation District
COP Series 2003 (ESCROW)		5.00%		08/01/13	18,250,000	18,323,497

Refunding Revenue Certificate Anticipation Notes Series 2012C		2.00%		10/30/13	24,000,000	24,141,641

Palomar CCD
GO Bonds Series 2006B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.18%		11/07/13	17,225,000	17,225,000

See financial notes 13

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Palomar Pomerado Health
GO Bonds Series 2009A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.18%		11/07/13	5,200,000	5,200,000

Pasadena USD
GO Bonds Series 2012 (LIQ: Wells Fargo Bank, NA)	a	0.19%		10/10/13	11,460,000	11,460,000

Riverside Cnty
Teeter Obligation Notes Series 2012D	c	2.00%		10/16/13	60,000,000	60,306,872

TRAN 2013-2014 Series A	b	2.00%		03/31/14	5,000,000	5,068,900

TRAN 2013-2014 Series B	b	2.00%		06/30/14	50,000,000	50,905,500

Riverside Cnty Transportation Commission
CP Notes Series A (LOC: Union Bank, NA)		0.08%		07/03/13	30,000,000	30,000,000

Sacramento City USD
TRAN Series 2012-2013		1.00%		09/26/13	30,000,000	30,053,275

Sacramento Municipal Utility District
CP Notes Series K1 (LOC: JPMorgan Chase Bank, NA)		0.12%		08/05/13	2,000,000	2,000,000

CP Notes Series K1 (LOC: JPMorgan Chase Bank, NA)		0.14%		09/10/13	19,500,000	19,500,000

CP Notes Series L1 (LOC: Barclays Bank Plc)		0.17%		08/06/13	5,000,000	5,000,000

CP Notes Series L1 (LOC: Barclays Bank Plc)		0.11%		08/07/13	5,000,000	5,000,000

San Bernardino CCD
GO Refunding Bonds Series 2013A		0.50%		08/01/13	3,025,000	3,025,556

San Bernardino Cnty
TRAN 2013-2014 Series A	b	2.00%		06/30/14	39,000,000	39,706,290

San Diego CCD
GO Bonds Series 2009 (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	13,605,000	13,605,000

GO Bonds Series 2011 (LIQ: Wells Fargo Bank, NA)	a	0.22%		08/01/13	6,100,000	6,100,000

San Diego Cnty & SDs Pool Program
TRAN Series 2013B1	b	2.00%		01/31/14	6,050,000	6,114,130

TRAN Series 2013B2	b	2.00%		04/30/14	6,025,000	6,113,869

San Diego Cnty Regional Airport Auth
Sub Revenue CP Notes Series A&B (LOC: Lloyds TSB Bank Plc)		0.16%		09/12/13	19,924,000	19,924,000

San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.22%		08/01/13	6,470,000	6,470,000

San Diego Cnty Water Auth
CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.17%		08/05/13	23,000,000	23,000,000

CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.12%		08/06/13	15,000,000	15,000,000

CP Series 6 (LIQ: Citibank, NA)		0.11%		08/05/13	10,000,000	10,000,000

CP Series 6 (LIQ: Citibank, NA)		0.13%		08/07/13	25,000,000	25,000,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.13%		09/04/13	6,250,000	6,250,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.12%		09/12/13	10,000,000	10,000,000

San Diego Public Facilities Financing Auth
Sr Sewer RB Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	18,095,000	18,095,000

San Francisco
GO Bonds Series 2009A (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	38,250,000	38,250,000

San Francisco Airport Commission
Second Series Refunding RB Series 2009A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	9,995,000	9,995,000

Second Series Refunding RB Series 2011C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		07/05/13	13,055,000	13,055,000

14 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sub CP Notes Series A3,B3&C3 (LOC: Royal Bank of Canada)		0.14%		07/09/13	3,700,000	3,700,000

Sub CP Notes Series A3,B3&C3 (LOC: Royal Bank of Canada)		0.16%		07/09/13	16,060,000	16,060,000

Sub CP Notes Series A3,B3&C3 (LOC: Royal Bank of Canada)		0.14%		07/10/13	4,450,000	4,450,000

Sub CP Notes Series A3,B3&C3 (LOC: Royal Bank of Canada)		0.16%		07/10/13	1,150,000	1,150,000

Sub CP Notes Series A3,B3&C3 (LOC: Royal Bank of Canada)		0.14%		07/12/13	11,750,000	11,750,000

Sub CP Notes Series A3,B3&C3 (LOC: Royal Bank of Canada)		0.16%		07/12/13	2,100,000	2,100,000

San Francisco Cnty Transportation Auth
CP Series A&B (LOC: Wells Fargo Bank, NA)		0.17%		09/11/13	18,756,000	18,756,000

San Francisco Finance Corp
Equipment Lease RB Series 2011A		3.00%		10/01/13	1,980,000	1,993,006

San Jose Redevelopment Agency
Sub Tax Allocation RB (Merged Area Redevelopment) Series 1996A (LOC: JPMorgan Chase Bank, NA)		0.17%		12/10/13	7,300,000	7,300,000

Sub Tax Allocation RB (Merged Area Redevelopment) Series 2003B (LOC: JPMorgan Chase Bank, NA)		0.17%		12/10/13	3,600,000	3,600,000

San Jose-Evergreen CCD
GO Refunding Bonds Series 2004C		5.00%		09/01/13	2,000,000	2,016,029

San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.30%		07/25/13	10,090,000	10,090,000

GO Bonds Series 2005B&2006A (LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	16,655,000	16,655,000

GO Bonds Series 2006B (LIQ: Wells Fargo Bank, NA)	a	0.22%		08/01/13	1,600,000	1,600,000

Santa Barbara Cnty
TRAN 2013-14 Series A	b	2.00%		06/30/14	13,850,000	14,100,823

Santa Clara Cnty
Teeter Plan Obligation CP Notes Series A2 (LOC: JPMorgan Chase Bank, NA)		0.13%		09/11/13	21,250,000	21,250,000

Santa Clara Cnty Financing Auth
Refunding Lease RB Series 2007K (GTY/LIQ: US Bank, NA)	a	0.21%		01/24/14	47,285,000	47,285,000

Santa Cruz Cnty
TRAN 2012-2013		2.00%		07/02/13	5,000,000	5,000,245

TRAN 2013-2014	b	2.00%		07/02/14	22,000,000	22,398,420

Santa Monica-Malibu USD
GO Bonds Series D		0.17%		07/01/13	3,545,000	3,545,000

Southern California Metropolitan Water District
Water Refunding RB Series 2004B		5.00%		07/01/13	675,000	675,000

Water Refunding RB Series 2009A2	c	0.06%	07/04/13	03/24/14	54,660,000	54,660,000

Water Refunding RB Series 2009D		2.00%		07/01/13	400,000	400,000

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.14%		08/13/13	25,000,000	25,000,000

Univ of California
General RB Series 2007J (LIQ: Wells Fargo & Co)	a	0.22%		12/26/13	18,300,000	18,300,000

Ventura Cnty Public Financing Auth
Lease Revenue CP (LOC: Wells Fargo Bank, NA)		0.17%		08/06/13	17,000,000	17,000,000

West Basin Municipal Water District
Refunding Revenue COP Series 2003A (ESCROW)		5.00%		08/01/13	3,050,000	3,062,297

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.22%		07/18/13	24,095,000	24,095,000

See financial notes 15

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	6,000,000	6,000,000

Total Fixed-Rate Securities
(Cost $2,282,592,290)						2,282,592,290

Variable-Rate Securities 69.7% of net assets

California 64.3%
ABAG Finance Auth
M/F Housing RB (Bachenheimer Building) Series 2002A (LOC: Fannie Mae)		0.08%		07/05/13	7,620,000	7,620,000

M/F Housing RB (Crossing Apts) Series 2002A (LOC: Fannie Mae)		0.06%		07/05/13	9,000,000	9,000,000

M/F Housing RB (Darling Florist Building) Series 2002A (LOC: Fannie Mae)		0.08%		07/05/13	4,710,000	4,710,000

M/F Housing RB (GAIA Building) Series 2000A (LOC: Fannie Mae)		0.08%		07/05/13	12,165,000	12,165,000

M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: Fannie Mae)		0.07%		07/05/13	8,295,000	8,295,000

M/F Housing RB (Mountain View Apts) Series 1997A (LOC: Comerica Bank)		0.20%		07/05/13	5,030,000	5,030,000

M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: Fannie Mae)		0.08%		07/05/13	5,790,000	5,790,000

RB (On Lok Sr Health Services) Series 2008 (LOC: Wells Fargo Bank, NA)		0.03%		07/05/13	12,985,000	12,985,000

RB (Pacific Primary) Series 2008 (LOC: Comerica Bank)		0.10%		07/05/13	4,450,000	4,450,000

Refunding RB (Eskaton Properties) Series 2008A (LOC: US Bank, NA)		0.06%		07/05/13	9,600,000	9,600,000

Alameda Cnty IDA
RB (California Brazing) Series 2011 (LOC: Wells Fargo Bank, NA)		0.10%		07/05/13	2,950,000	2,950,000

Alameda-Contra Costa School Financing Auth
COP Series N (LOC: Federal Home Loan Bank)		0.05%		07/05/13	10,400,000	10,400,000

Anaheim Housing Auth
M/F Housing RB (Casa Granada Apts) Series 1997A (LOC: Fannie Mae)		0.08%		07/05/13	2,895,000	2,895,000

M/F Housing RB (Port Trinidad Apts) Series 1997C (LOC: Fannie Mae)		0.08%		07/05/13	1,640,000	1,640,000

M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: Fannie Mae)		0.07%		07/05/13	5,500,000	5,500,000

Anaheim Public Financing Auth
Electric System RB Series 2009A (LIQ: Citibank, NA)	a	0.07%		07/05/13	7,500,000	7,500,000

Electric System Refunding RB Series 2012A (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		07/05/13	18,000,000	18,000,000

Electric System Second Lien RB Series 2004 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.09%		07/05/13	2,795,000	2,795,000

Bakersfield
Wastewater Refunding RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)		0.07%		07/05/13	15,500,000	15,500,000

Bay Area Toll Auth
Toll Bridge RB Series 2006F (ESCROW/LIQ: Citibank, NA)	a	0.07%		07/05/13	16,985,000	16,985,000

Toll Bridge RB Series 2006F (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	2,915,000	2,915,000

Toll Bridge RB Series 2007F (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	7,245,000	7,245,000

16 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Toll Bridge RB Series 2007F, 2008F1&2009F1 (ESCROW/LIQ: Morgan Stanley Bank NA)	a,c	0.09%		07/05/13	7,627,156	7,627,156

Toll Bridge RB Series 2007F, 2008F1&2009F1 (ESCROW/LIQ: Morgan Stanley Bank NA)	a	0.09%		07/05/13	4,835,000	4,835,000

Toll Bridge RB Series 2008F1 (LIQ: Citibank, NA)	a	0.07%		07/05/13	5,000,000	5,000,000

Toll Bridge RB Series 2008F1 (LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	9,880,000	9,880,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.05%		07/05/13	13,870,000	13,870,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.08%		07/05/13	7,705,000	7,705,000

California
Economic Recovery Bonds Series 2004C1 (LOC: Bank of America, NA)		0.04%		07/01/13	735,000	735,000

Economic Recovery Bonds Series 2004C4 (LOC: JPMorgan Chase Bank, NA)		0.04%		07/01/13	9,000,000	9,000,000

GO Bonds Series 2003B3 (LOC: Cal St Teachers Retirement Sys; JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.06%		07/05/13	23,000,000	23,000,000

GO Bonds Series 2003B4 (LOC: Cal St Teachers Retirement Sys; JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.06%		07/05/13	5,800,000	5,800,000

GO Bonds Series 2004A1 (LOC: Citibank, NA)		0.03%		07/01/13	30,000,000	30,000,000

GO Bonds Series 2004A3 (LOC: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.04%		07/01/13	21,000,000	21,000,000

GO Bonds Series 2004A4 (LOC: Citibank, NA)		0.06%		07/01/13	4,100,000	4,100,000

GO Bonds Series 2004A5 (LOC: Citibank, NA)		0.03%		07/01/13	5,100,000	5,100,000

GO Bonds Series 2004B1 (LOC: Citibank, NA)		0.03%		07/01/13	1,700,000	1,700,000

GO Bonds Series 2004B2 (LOC: Citibank, NA)		0.05%		07/01/13	9,300,000	9,300,000

GO Bonds Series 2004B3 (LOC: Citibank, NA)		0.03%		07/01/13	19,285,000	19,285,000

California Alternative Energy Source Financing Auth
Cogeneration Facility RB Series 1993B		0.10%		07/05/13	25,330,000	25,330,000

California Dept of Water Resources
Central Valley Water System RB Series AE (LIQ: Branch Banking & Trust Co)	a	0.06%		07/05/13	7,135,000	7,135,000

California Economic Development Financing Auth
IDRB (Calco) Series 1997 (LOC: Wells Fargo Bank, NA)		0.16%		07/05/13	640,000	640,000

California Educational Facilities Auth
RB (California Institute of Technology) Series 2009 (LIQ: Citibank, NA)	a	0.06%		07/05/13	9,900,000	9,900,000

RB (Claremont McKenna College) Series 2009 (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	10,000,000	10,000,000

California Enterprise Development Finance Auth
RB (Sconza Candy) Series 2008A (LOC: Wells Fargo Bank, NA)		0.10%		07/05/13	10,000,000	10,000,000

California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: Bank of Montreal)		0.05%		07/05/13	6,725,000	6,725,000

RB (City of Hope) Series 2012C		0.04%		07/05/13	3,495,000	3,495,000

RB (Kaiser Permanente) Series 2011A,B,C&D (GTY/LIQ: Royal Bank of Canada)	a,c	0.10%	07/05/13	09/04/13	14,525,000	14,525,000

RB (Kaiser Permanente) Series 2011A,B,C&D (GTY/LIQ: Royal Bank of Canada)	a	0.10%	07/05/13	09/04/13	35,000,000	35,000,000

RB (Northern California Presbyterian Homes & Services) Series 2004 (LOC: Union Bank, NA)		0.06%		07/05/13	4,755,000	4,755,000

See financial notes 17

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Providence Health & Services) Series 2008C (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	5,020,000	5,020,000

RB (Providence Health & Services) Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	5,150,000	5,150,000

RB (Scripps Health) Series 2001A (LOC: JPMorgan Chase Bank, NA)		0.05%		07/05/13	5,115,000	5,115,000

RB (Scripps Health) Series 2012C		0.05%		07/05/13	2,300,000	2,300,000

RB (St. Joseph Health) Series 2009A (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	11,565,000	11,565,000

RB (St. Joseph Health) Series 2009A (LIQ: Royal Bank of Canada)	a	0.07%		07/05/13	11,250,000	11,250,000

RB (St. Joseph Health) Series 2011B (LOC: US Bank, NA)		0.03%		07/01/13	14,400,000	14,400,000

RB (Sutter Health) Series 2007A (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	9,000,000	9,000,000

RB (Sutter Health) Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	19,325,000	19,325,000

RB (Sutter Health) Series 2011A&B (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	23,000,000	23,000,000

RB (Sutter Health) Series 2011B (LIQ: Citibank, NA)	a	0.07%		07/05/13	3,050,000	3,050,000

RB (Sutter Health) Series 2011D (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	6,665,000	6,665,000

RB (Sutter Health) Series 2013A (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	8,750,000	8,750,000

California HFA
Home Mortgage RB Series 2002J (LOC: Fannie Mae; Freddie Mac)		0.06%		07/05/13	21,110,000	21,110,000

Home Mortgage RB Series 2004E (LOC: Fannie Mae; Freddie Mac)		0.05%		07/05/13	3,395,000	3,395,000

Home Mortgage RB Series 2006F (LOC: Fannie Mae; Freddie Mac)		0.03%		07/05/13	12,500,000	12,500,000

Home Mortgage RB Series 2007H (LOC: Fannie Mae; Freddie Mac)	c	0.03%		07/05/13	6,400,000	6,400,000

Home Mortgage RB Series 2007H (LOC: Fannie Mae; Freddie Mac)		0.03%		07/05/13	19,315,000	19,315,000

Home Mortgage RB Series 2007K (LOC: Fannie Mae; Freddie Mac)		0.03%		07/05/13	35,540,000	35,540,000

Home Mortgage RB Series 2008C (LOC: Fannie Mae; Freddie Mac)		0.03%		07/05/13	22,570,000	22,570,000

Home Mortgage RB Series 2008D (LOC: Fannie Mae; Freddie Mac)		0.03%		07/05/13	27,705,000	27,705,000

Home Mortgage RB Series 2008F (LOC: Fannie Mae; Freddie Mac)		0.03%		07/05/13	14,305,000	14,305,000

California Infrastructure & Economic Development Bank
IDRB (Alegacy Foodservice Products Group & Eagleware Manufacturing) Series 2005 (LOC: Comerica Bank)		0.09%		07/05/13	4,820,000	4,820,000

RB (St. Margaret’s Episcopal School) Series 2008 (LOC: Federal Home Loan Bank)		0.28%		07/28/13	11,665,000	11,665,000

Refunding RB (PG&E) Series 2009A (LOC: Mizuho Bank Ltd)		0.03%		07/01/13	2,805,000	2,805,000

Refunding RB (PG&E) Series 2009B (LOC: Mizuho Bank Ltd)		0.03%		07/01/13	11,300,000	11,300,000

California Municipal Finance Auth
RB (Westmont College) Series 2010A (LOC: Comerica Bank)		0.10%		07/05/13	12,750,000	12,750,000

Recovery Zone Facility RB (Chevron) Series 2010A		0.05%		07/01/13	12,250,000	12,250,000

Recovery Zone Facility RB (Chevron) Series 2010C		0.04%		07/01/13	1,250,000	1,250,000

California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C (LOC: JPMorgan Chase Bank, NA)		0.04%		07/01/13	27,600,000	27,600,000

Pollution Control Refunding RB (PG&E) Series 1996E (LOC: JPMorgan Chase Bank, NA)	c	0.04%		07/01/13	65,100,000	65,100,000

Pollution Control Refunding RB (PG&E) Series 1997B (LOC: JPMorgan Chase Bank, NA)		0.06%		07/01/13	8,000,000	8,000,000

18 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: CoBank, ACB)		0.12%		07/05/13	5,570,000	5,570,000

Solid Waste Disposal RB (Alameda Cnty Industries) Series 2000A (LOC: Bank of the West)		0.29%		07/05/13	3,330,000	3,330,000

Solid Waste Disposal RB (Alameda Cnty Industries) Series 2012 (LOC: Bank of the West)		0.29%		07/05/13	2,570,000	2,570,000

Solid Waste Disposal RB (Athens Disposal) Series 1995A (LOC: Wells Fargo Bank, NA)		0.10%		07/05/13	3,500,000	3,500,000

Solid Waste Disposal RB (Athens Disposal) Series 1999A (LOC: Wells Fargo Bank, NA)		0.10%		07/05/13	3,685,000	3,685,000

Solid Waste Disposal RB (Athens Services) Series 2001A (LOC: Wells Fargo Bank, NA)		0.10%		07/05/13	2,895,000	2,895,000

Solid Waste Disposal RB (Atlas Disposal) Series 1999A (LOC: US Bank, NA)		0.10%		07/05/13	4,369,000	4,369,000

Solid Waste Disposal RB (AVI-PGS) Series 2008A (LOC: Wells Fargo Bank, NA)		0.10%		07/05/13	3,195,000	3,195,000

Solid Waste Disposal RB (Bay Counties Waste Services) Series 2011A (LOC: Comerica Bank)		0.12%		07/05/13	6,560,000	6,560,000

Solid Waste Disposal RB (Best Way Disposal) Series 2012 (LOC: Bank of the West)		0.29%		07/05/13	10,400,000	10,400,000

Solid Waste Disposal RB (Burrtec Waste & Recycling Services) Series 2006A (LOC: Bank of America, NA)		0.16%		07/05/13	12,205,000	12,205,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2006A (LOC: US Bank, NA)		0.10%		07/05/13	11,705,000	11,705,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A (LOC: US Bank, NA)		0.10%		07/05/13	8,020,000	8,020,000

Solid Waste Disposal RB (Burrtec Waste Industries) Series 2002A (LOC: US Bank, NA)		0.10%		07/05/13	5,000,000	5,000,000

Solid Waste Disposal RB (California Waste Recovery Systems) Series 2012 (LOC: Union Bank, NA)		0.11%		07/05/13	2,535,000	2,535,000

Solid Waste Disposal RB (California Waste Solutions) Series 2002A (LOC: Cal St Teachers Retirement Sys)		0.10%		07/05/13	4,825,000	4,825,000

Solid Waste Disposal RB (California Waste Solutions) Series 2004A (LOC: Cal St Teachers Retirement Sys)		0.10%		07/05/13	670,000	670,000

Solid Waste Disposal RB (California Waste Solutions) Series 2007A (LOC: Cal St Teachers Retirement Sys)		0.10%		07/05/13	19,290,000	19,290,000

Solid Waste Disposal RB (Cedar Ave Recycling & Transfer Station) Series 2003A (LOC: Cal St Teachers Retirement Sys)		0.10%		07/05/13	1,400,000	1,400,000

Solid Waste Disposal RB (CR&R) Series 2006A (LOC: JPMorgan Chase Bank, NA)	c	0.10%		07/05/13	19,600,000	19,600,000

Solid Waste Disposal RB (CR&R) Series 2007A (LOC: JPMorgan Chase Bank, NA)		0.10%		07/05/13	34,615,000	34,615,000

Solid Waste Disposal RB (Crown Disposal) Series 2010A (LOC: Union Bank, NA)		0.07%		07/05/13	2,825,000	2,825,000

Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: Union Bank, NA)		0.11%		07/05/13	1,510,000	1,510,000

Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.10%		07/05/13	3,205,000	3,205,000

Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: Wells Fargo Bank, NA)		0.10%		07/05/13	11,905,000	11,905,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2006A (LOC: Wells Fargo Bank, NA)		0.10%		07/05/13	6,570,000	6,570,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Wells Fargo Bank, NA)		0.10%		07/05/13	9,820,000	9,820,000

See financial notes 19

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (Garden City Sanitation) Series 2009A (LOC: Union Bank, NA)		0.07%		07/05/13	8,100,000	8,100,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2009B (LOC: Union Bank, NA)		0.08%		07/05/13	2,920,000	2,920,000

Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: Wells Fargo Bank, NA)		0.14%		07/05/13	3,800,000	3,800,000

Solid Waste Disposal RB (GreenTeam of San Jose) Series 2001A (LOC: Bank of America, NA)		0.16%		07/05/13	1,815,000	1,815,000

Solid Waste Disposal RB (GreenWaste of Tehama) Series 1999A (LOC: Bank of America, NA)		0.16%		07/05/13	205,000	205,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2006A (LOC: Union Bank, NA)		0.11%		07/05/13	4,115,000	4,115,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2007A (LOC: Comerica Bank)		0.12%		07/05/13	6,250,000	6,250,000

Solid Waste Disposal RB (Marin Sanitary Service) Series 2006A (LOC: Comerica Bank)		0.12%		07/05/13	1,915,000	1,915,000

Solid Waste Disposal RB (Metropolitan Recycling) Series 2012A (LOC: Comerica Bank)		0.12%		07/05/13	3,030,000	3,030,000

Solid Waste Disposal RB (Mid-Valley Disposal) Series 2006A (LOC: Union Bank, NA)		0.11%		07/05/13	2,575,000	2,575,000

Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2003A (LOC: Cal St Teachers Retirement Sys)		0.10%		07/05/13	845,000	845,000

Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: Comerica Bank)		0.08%		07/05/13	2,585,000	2,585,000

Solid Waste Disposal RB (Mottra Corp) Series 2002A (LOC: Union Bank, NA)		0.11%		07/05/13	425,000	425,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A (LOC: Union Bank, NA)		0.11%		07/05/13	1,375,000	1,375,000

Solid Waste Disposal RB (Northern Recycling & Waste Services) Series 2007A (LOC: Union Bank, NA)		0.11%		07/05/13	2,240,000	2,240,000

Solid Waste Disposal RB (Orange Ave Disposal) Series 2002A (LOC: Cal St Teachers Retirement Sys)		0.10%		07/05/13	4,550,000	4,550,000

Solid Waste Disposal RB (Rainbow Disposal) Series 2006A (LOC: Comerica Bank)		0.12%		07/05/13	7,910,000	7,910,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2001A (LOC: Union Bank, NA)		0.11%		07/05/13	2,910,000	2,910,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A (LOC: Union Bank, NA)		0.11%		07/05/13	27,800,000	27,800,000

Solid Waste Disposal RB (Recycling Industries) Series 2011 (LOC: Comerica Bank)		0.12%		07/05/13	2,350,000	2,350,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.12%		07/05/13	710,000	710,000

Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: Union Bank, NA)		0.07%		07/05/13	2,640,000	2,640,000

Solid Waste Disposal RB (South Tahoe Refuse) Series 2008A (LOC: Union Bank, NA)		0.11%		07/05/13	3,945,000	3,945,000

Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US Bank, NA)		0.10%		07/05/13	2,050,000	2,050,000

Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: Union Bank, NA)		0.11%		07/05/13	1,410,000	1,410,000

Solid Waste Disposal RB (Valley Vista Services) Series 2003A (LOC: Comerica Bank)		0.12%		07/05/13	1,100,000	1,100,000

Solid Waste Disposal RB (Valley Vista Services) Series 2007A (LOC: Comerica Bank)		0.12%		07/05/13	2,205,000	2,205,000

20 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (Vanderham Family Trust - J&D Wilson & Sons Dairy) Series 2004 (LOC: CoBank, ACB)		0.11%		07/05/13	2,500,000	2,500,000

Solid Waste Disposal RB (Waste Connections) Series 2007 (LOC: Bank of America, NA)		0.11%		07/05/13	5,400,000	5,400,000

Solid Waste Disposal RB (Zanker Road Landfill) Series 1999C (LOC: Comerica Bank)		0.12%		07/05/13	650,000	650,000

Solid Waste Disposal RB (Zanker Road Management) Series 2011A (LOC: Comerica Bank)		0.12%		07/05/13	2,500,000	2,500,000

Solid Waste Disposal RB (Zerep Management Corp) Series 2011A (LOC: Comerica Bank)		0.12%		07/05/13	2,810,000	2,810,000

Solid Waste Disposal RB (Zero Waste Energy Development Co) Series 2012 (LOC: Comerica Bank)		0.12%		07/05/13	6,480,000	6,480,000

Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A (LOC: Union Bank, NA)		0.07%		07/05/13	2,690,000	2,690,000

Solid Waste RB (Ratto Group of Companies) Series 2012 (LOC: Union Bank, NA)		0.11%		07/05/13	5,500,000	5,500,000

California Public Works Board
Lease RB (Univ of California) Series 2011G (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	7,500,000	7,500,000

Lease Refunding RB (Univ of California) Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.05%		07/05/13	8,715,000	8,715,000

Lease Refunding RB (Univ of California) Series 2007C (LIQ: Branch Banking & Trust Co)	a	0.05%		07/05/13	11,040,000	11,040,000

California State Univ
Systemwide RB Series 2005C (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		07/05/13	25,765,000	25,765,000

California Statewide Communities Development Auth
IDRB (RL Group) Series 1998C (LOC: US Bank, NA)		0.09%		07/05/13	1,260,000	1,260,000

M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: Citibank, NA)		0.10%		07/05/13	4,890,000	4,890,000

M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: Federal Home Loan Bank)		0.08%		07/05/13	12,100,000	12,100,000

M/F Housing RB (Charter Court Apts) Series 2008L (LOC: Freddie Mac)		0.10%		07/05/13	10,125,000	10,125,000

M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: Fannie Mae)		0.07%		07/05/13	8,795,000	8,795,000

M/F Housing RB (Crossings West Apts) Series 2009E (LOC: Freddie Mac)		0.08%		07/05/13	15,000,000	15,000,000

M/F Housing RB (Cypress Villa Apts) Series 2000F (LOC: Fannie Mae)		0.09%		07/05/13	4,725,000	4,725,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: Fannie Mae)		0.08%		07/05/13	29,990,000	29,990,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: Fannie Mae)		0.07%		07/05/13	5,010,000	5,010,000

M/F Housing RB (Emerald Gardens Apts) Series 2000E (LOC: Fannie Mae)		0.07%		07/05/13	7,320,000	7,320,000

M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: Fannie Mae)		0.07%		07/05/13	10,000,000	10,000,000

M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: Fannie Mae)		0.07%		07/05/13	7,000,000	7,000,000

M/F Housing RB (Heritage Oaks Apts) Series 2004YY (LOC: Fannie Mae)		0.07%		07/05/13	6,900,000	6,900,000

See financial notes 21

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: Freddie Mac)		0.06%		07/05/13	13,500,000	13,500,000

M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: Freddie Mac)		0.06%		07/05/13	5,500,000	5,500,000

M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: Fannie Mae)		0.07%		07/05/13	7,450,000	7,450,000

M/F Housing RB (Oak Center Towers) Series 2005L (LOC: Fannie Mae)		0.08%		07/05/13	3,620,000	3,620,000

M/F Housing RB (Oakmont of Concord) Series 2002Q (LOC: Fannie Mae)		0.06%		07/05/13	16,650,000	16,650,000

M/F Housing RB (Plaza Club Apts) Series 1997A (LOC: Fannie Mae)		0.10%		07/05/13	14,790,000	14,790,000

M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: Freddie Mac)		0.06%		07/05/13	12,300,000	12,300,000

M/F Housing RB (Sagewood At Stonebridge Estates) Series 2005CC (LOC: Fannie Mae)		0.08%		07/05/13	9,100,000	9,100,000

M/F Housing Refunding RB (Arbor Ridge Apts) Series 2008B (LOC: Freddie Mac)		0.10%		07/05/13	16,405,000	16,405,000

M/F Housing Refunding RB (Brandon Place Apts) Series 2006D (LOC: Fannie Mae)		0.08%		07/05/13	6,070,000	6,070,000

M/F Housing Refunding RB (Irvine Apt Communities) Series 2001W2 (LOC: Wells Fargo Bank, NA)		0.08%		07/01/13	5,000,000	5,000,000

M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: Fannie Mae)		0.07%		07/05/13	12,750,000	12,750,000

M/F Housing Refunding RB (Mariners Pointe Apts) Series 2006A (LOC: Fannie Mae)		0.06%		07/05/13	6,500,000	6,500,000

RB (Kaiser Permanente) Series 2003B		0.06%		07/05/13	1,500,000	1,500,000

RB (Kaiser Permanente) Series 2004M		0.05%		07/05/13	13,700,000	13,700,000

RB (Kaiser Permanente) Series 2006B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		07/05/13	4,950,000	4,950,000

RB (Plan Nine Partners) Series 2005A (LOC: Union Bank, NA)		0.10%		07/05/13	5,300,000	5,300,000

RB (Sutter Health) Series 2005C (LIQ: Citibank, NA)	a	0.09%		07/05/13	6,300,000	6,300,000

RB (Sutter Health) Series 2011D (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	10,125,000	10,125,000

RB (Univ Retirement Community at Davis) Series 2008 (LOC: Bank of America, NA)		0.10%		07/01/13	5,925,000	5,925,000

Refunding RB (Los Angeles Cnty Museum of Art) Series 2008A (LOC: Union Bank, NA)		0.03%		07/05/13	3,575,000	3,575,000

Refunding RB (Los Angeles Cnty Museum of Art) Series 2008B (LOC: Union Bank, NA)		0.03%		07/05/13	25,475,000	25,475,000

Refunding RB (Trinity Health) Series 2011CA (LIQ: Citibank, NA)	a	0.06%		07/05/13	2,175,000	2,175,000

Chino Basin Regional Financing Auth
RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	8,025,000	8,025,000

Chula Vista
Refunding IDRB (SDG&E) Series 2004E (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	9,995,000	9,995,000

Coast CCD
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	22,370,000	22,370,000

GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.12%		07/05/13	13,630,000	13,630,000

GO Bonds Series 2006B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	12,095,000	12,095,000

Contra Costa Cnty
M/F Housing RB (Avalon Walnut Creek at Contra Costa Centre) Series 2006A (LOC: Bank of America, NA)		0.10%		07/05/13	46,900,000	46,900,000

22 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Creekview Apts) Series 2003B (LOC: Freddie Mac)		0.07%		07/05/13	32,200,000	32,200,000

Dublin Housing Auth
M/F Housing RB (Park Sierra At Iron Horse Trail) Series 1998A (LOC: Freddie Mac)		0.09%		07/05/13	28,700,000	28,700,000

Dublin USD
GO Bonds Series 2004E (LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	32,690,000	32,690,000

East Bay Municipal Utility District
Water System Refunding RB Series 2008B3 (LIQ: JPMorgan Chase Bank, NA)		0.05%		07/05/13	14,700,000	14,700,000

Water System Refunding RB Series 2009A2		0.06%	07/04/13	02/28/14	13,000,000	13,000,000

Water System Sub RB Series 2005A (LIQ: Citibank, NA)	a	0.07%		07/05/13	35,000,000	35,000,000

Water System Sub Refunding RB Series 2010A (LIQ: Citibank, NA)	a	0.06%		07/05/13	9,760,000	9,760,000

Water System Sub Refunding RB Series 2012A (LIQ: Citibank, NA)	a,c	0.07%		07/05/13	49,500,000	49,500,000

Eastern Municipal Water District
Refunding Water & Sewer RB Series 2012A		0.08%	07/05/13	06/12/14	15,000,000	15,000,000

El Camino CCD
GO Bonds Series 2012C (LIQ: Wells Fargo Bank, NA)	a	0.06%		07/05/13	16,375,000	16,375,000

El Camino Hospital District
GO Bonds Series 2006 (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	7,910,000	7,910,000

Elsinore Valley Municipal Water District
COP Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		07/05/13	25,720,000	25,720,000

Refunding COP Series 2011A (LOC: Union Bank, NA)		0.12%		07/05/13	9,970,000	9,970,000

Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: Fannie Mae)	c	0.10%		07/05/13	57,715,000	57,715,000

Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: Fannie Mae)		0.08%		07/05/13	6,900,000	6,900,000

Escondido USD
GO Bonds Series 2009B (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	24,870,000	24,870,000

Foothill-DeAnza CCD
GO Bonds Series 2006C (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	11,330,000	11,330,000

GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	9,487,000	9,487,000

GO Bonds Series B (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	14,805,000	14,805,000

GO Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.07%		07/05/13	24,410,000	24,410,000

GO Bonds Series C (LIQ: Citibank, NA)	a	0.06%		07/05/13	4,500,000	4,500,000

Fremont USD
GO Bonds Series B (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/05/13	5,000,000	5,000,000

Fresno
Sewer System RB Series 2008A (LIQ: Citibank, NA)	a	0.08%		07/05/13	10,000,000	10,000,000

Grossmont Healthcare District
GO Bonds Series 2011B (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	7,000,000	7,000,000

Grossmont UHSD
GO Bonds Series 2008 (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/05/13	3,275,000	3,275,000

GO Bonds Series 2009A (LIQ: Citibank, NA)	a	0.07%		07/05/13	7,525,000	7,525,000

Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: Freddie Mac)		0.06%		07/05/13	13,915,000	13,915,000

M/F Housing RB (Timbers Apts) Series 1998A (LOC: Fannie Mae)		0.10%		07/05/13	9,500,000	9,500,000

See financial notes 23

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Hesperia Public Financing Authority
RB Series 2004 (LOC: Bank of America, NA)		0.15%		07/05/13	3,800,000	3,800,000

Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: Fannie Mae)		0.10%		07/05/13	9,500,000	9,500,000

Irvine
Limited Obligation Bonds (Assessment District No. 93-14) Series 2000 (LOC: Sumitomo Mitsui Banking Corp)		0.06%		07/05/13	42,537,000	42,537,000

Limited Obligation Bonds (Reassessment District No. 05-21) Series A (LOC: US Bank, NA; Cal St Teachers Retirement Sys)		0.07%		07/01/13	6,500,000	6,500,000

Long Beach CCD
GO Bonds Series 2008A (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	5,277,000	5,277,000

GO Bonds Series 2012B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	4,565,000	4,565,000

GO Bonds Series 2012B (LIQ: Royal Bank of Canada)	a	0.06%		07/05/13	3,000,000	3,000,000

Long Beach USD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	6,665,000	6,665,000

GO Refunding Bonds 2012 (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	7,750,000	7,750,000

Los Angeles
M/F Housing Refunding RB (Asbury Apts) Series 2003A (LOC: Citibank, NA)		0.16%		07/05/13	4,860,000	4,860,000

Sub Refunding RB Series 2013A (LIQ: Barclays Bank Plc)	a	0.06%		07/05/13	3,750,000	3,750,000

Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.07%		07/05/13	4,500,000	4,500,000

Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.08%		07/05/13	3,000,000	3,000,000

Wastewater System Sub Refunding RB Series 2012B (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	6,665,000	6,665,000

Wastewater System Sub Refunding RB Series 2013A (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	8,000,000	8,000,000

Los Angeles CCD
GO Bonds Series 2006E (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	4,785,000	4,785,000

GO Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	8,270,000	8,270,000

GO Bonds Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.09%		07/05/13	5,225,000	5,225,000

GO Bonds Series 2008F1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	6,665,000	6,665,000

Los Angeles Cnty Housing Auth
M/F Housing RB (Canyon Country Villas) Series 1985H (LOC: Freddie Mac)		0.06%		07/05/13	11,000,000	11,000,000

M/F Housing RB (Castaic Sr Apts) Series 2003C (LOC: Fannie Mae)		0.07%		07/05/13	9,300,000	9,300,000

M/F Housing Refunding RB (Diamond Park Apts) Series 2010B (LOC: Freddie Mac)		0.08%		07/05/13	14,200,000	14,200,000

M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C (LOC: Freddie Mac)		0.08%		07/05/13	17,000,000	17,000,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	7,910,000	7,910,000

Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building) Series 2001A (LOC: Fannie Mae)		0.10%		07/05/13	3,955,000	3,955,000

24 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Los Angeles Dept of Airports
Airport Sr RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	23,390,000	23,390,000

Airport Sr RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/05/13	19,295,000	19,295,000

Airport Sr RB Series 2008A (LIQ: Morgan Stanley Bank NA)	a	0.13%		07/05/13	13,475,000	13,475,000

Airport Sr RB Series 2010A (LIQ: Bank of America, NA)	a	0.05%		07/05/13	14,685,000	14,685,000

Airport Sr RB Series 2010A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	7,925,000	7,925,000

Airport Sr RB Series 2010A (LIQ: Royal Bank of Canada)	a	0.06%		07/05/13	24,240,000	24,240,000

Airport Sr RB Series 2010A&D (LIQ: Barclays Bank Plc)	a	0.06%		07/05/13	8,515,000	8,515,000

Airport Sr RB Series 2010D (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	4,665,000	4,665,000

Los Angeles Dept of Water & Power
Power System RB Series 2001B2 (LIQ: Royal Bank of Canada)		0.03%		07/05/13	20,700,000	20,700,000

Power System RB Series 2001B6 (LIQ: Royal Bank of Canada)		0.04%		07/01/13	700,000	700,000

Power System RB Series 2002A4 (LIQ: JPMorgan Chase Bank, NA)		0.06%		07/05/13	1,000,000	1,000,000

Power System RB Series 2005A1 (LIQ: Citibank, NA)	a	0.07%		07/05/13	52,650,000	52,650,000

Power System RB Series 2005A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	7,875,000	7,875,000

Power System RB Series 2007A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	10,255,000	10,255,000

Power System RB Series 2007A2 (LIQ: Citibank, NA)	a	0.09%		07/05/13	8,085,000	8,085,000

Power System RB Series 2012B (LIQ: Royal Bank of Canada)	a	0.07%		07/05/13	5,000,000	5,000,000

Power System RB Series 2013B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	2,500,000	2,500,000

Water System RB Series 2006A (LIQ: Citibank, NA)	a	0.07%		07/05/13	34,360,000	34,360,000

Water System RB Series 2006A1 (LIQ: Citibank, NA)	a	0.07%		07/05/13	17,500,000	17,500,000

Water System RB Series 2006A2 (LIQ: Citibank, NA)	a	0.04%		07/01/13	2,200,000	2,200,000

Water System RB Series 2011A (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/05/13	17,565,000	17,565,000

Water System RB Series 2011B1 (LIQ: Royal Bank of Canada)		0.04%		07/05/13	3,500,000	3,500,000

Water System RB Series 2012A (LIQ: Royal Bank of Canada)	a	0.06%		07/05/13	22,000,000	22,000,000

Los Angeles Harbor Dept
RB Series 2006D (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	7,390,000	7,390,000

Refunding RB Series 2006B (LIQ: Citibank, NA)	a	0.11%		07/05/13	16,120,000	16,120,000

Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: Comerica Bank)		0.21%		07/05/13	1,630,000	1,630,000

RB (AAA Packing & Shipping) Series 2000 (LOC: Wells Fargo Bank, NA)		0.10%		07/05/13	3,000,000	3,000,000

RB (Green Farms) Series 2003 (LOC: Federal Home Loan Bank)		0.10%		07/05/13	2,150,000	2,150,000

Los Angeles USD
GO Bonds Series 2005E (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	13,435,000	13,435,000

GO Bonds Series 2007B & Refunding Series 2007B (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/05/13	7,290,000	7,290,000

GO Bonds Series 2009F (LIQ: Morgan Stanley Bank NA)	a	0.09%		07/05/13	6,565,000	6,565,000

GO Bonds Series 2009I (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	6,890,000	6,890,000

GO Refunding Bonds Series 2007A1 (LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	24,775,000	24,775,000

Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992 (LOC: Wells Fargo Bank, NA)		0.08%		07/05/13	4,500,000	4,500,000

See financial notes 25

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Napa
Water System RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	10,585,000	10,585,000

Newport Beach
Refunding RB (Hoag Memorial Hospital Presbyterian) Series 2008E (LOC: Northern Trust Co)		0.05%		07/05/13	12,310,000	12,310,000

Newport-Mesa USD
GO Bonds Series 2007 (LIQ: Deutsche Bank AG)	a	0.12%		07/05/13	2,645,000	2,645,000

Oakland
GO Bonds Series 2009B (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	8,065,000	8,065,000

Ohlone CCD
GO Bonds Series 2002B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	12,255,000	12,255,000

Orange Cnty
Airport RB Series 2009B (LIQ: Morgan Stanley Bank NA)	a	0.09%		07/05/13	6,520,000	6,520,000

Refunding RB (Riverbend Apts) 1999B (LOC: Freddie Mac)		0.06%		07/05/13	6,500,000	6,500,000

Orange Cnty Housing Auth
RB (Lantern Pines Apts) Series 1985CC (LOC: Fannie Mae)		0.09%		07/05/13	3,535,000	3,535,000

Refunding RB (Villa La Paz) Series 1998F (LOC: Fannie Mae)		0.07%		07/05/13	9,900,000	9,900,000

Orange Cnty Sanitation District
Wastewater Refunding Revenue Obligations Series 2012A (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	10,000,000	10,000,000

Oxnard Financing Auth
Lease RB Series 2003B (LOC: Union Bank, NA)		0.06%		07/05/13	11,145,000	11,145,000

Lease RB Series 2006 (LOC: Union Bank, NA)	c	0.06%		07/05/13	20,875,000	20,875,000

Wastewater RB Series 2004B (LOC: Union Bank, NA)		0.06%		07/05/13	19,650,000	19,650,000

Peralta CCD
GO Bonds Series 2009C (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	9,450,000	9,450,000

Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US Bank, NA)		0.09%		07/05/13	2,650,000	2,650,000

Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts) Series 1998A (LOC: Comerica Bank)		0.20%		07/05/13	4,959,000	4,959,000

Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.11%		07/05/13	4,340,000	4,340,000

Pittsburg Redevelopment Agency
Sub Tax Allocation Bonds (Los Medanos) Series 2004A (LOC: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.07%		07/01/13	12,175,000	12,175,000

Placentia-Yorba Linda USD
GO Bonds Series 2008B (LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	25,890,000	25,890,000

Placer Cnty Water Agency
Second Sr Water Revenue COP Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.07%		07/05/13	15,555,000	15,555,000

Pleasanton
M/F Housing RB (Busch Sr Housing) Series 2003A (LOC: Fannie Mae)		0.07%		07/05/13	13,360,000	13,360,000

Pomona Public Financing Auth
Water Facilities RB Series 2007AY (GTY/LIQ: US Bank, NA)	a	0.09%		07/05/13	8,885,000	8,885,000

Poway USD
GO Bonds Series 2008B (LIQ: Morgan Stanley Bank NA)	a	0.09%		07/05/13	10,000,000	10,000,000

Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A (LOC: Fannie Mae)		0.10%		07/05/13	10,890,000	10,890,000

26 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Riverside CCD
GO Bonds Series 2007C (LIQ: Bank of America, NA)	a	0.11%		07/05/13	5,940,000	5,940,000

Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2009A (LIQ: JPMorgan Chase Bank, NA)		0.04%		07/05/13	23,510,000	23,510,000

Limited Sales Tax RB Series 2009B (LIQ: JPMorgan Chase Bank, NA)		0.06%		07/05/13	30,910,000	30,910,000

Limited Sales Tax RB Series 2009C (LIQ: JPMorgan Chase Bank, NA)		0.07%		07/05/13	13,035,000	13,035,000

Roseville Jt UHSD
GO Bonds Series C (LIQ: Deutsche Bank AG)	a	0.11%		07/05/13	7,945,000	7,945,000

Sacramento Cnty
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: Fannie Mae)		0.07%		07/05/13	7,255,000	7,255,000

Sacramento Cnty Housing Auth
M/F Housing RB (Carlton Plaza Sr Apts) Series 2003E (LOC: Fannie Mae)		0.10%		07/05/13	14,000,000	14,000,000

M/F Housing RB (Hastings Park Apts) Series 2004G (LOC: Fannie Mae)		0.07%		07/05/13	16,500,000	16,500,000

M/F Housing RB (Logan Park Apts) Series 2007E (LOC: Freddie Mac)		0.10%		07/05/13	24,000,000	24,000,000

M/F Housing Refunding RB (Chesapeake Commons Apts) Series 2001C (LOC: Fannie Mae)		0.11%		07/05/13	17,365,000	17,365,000

Sacramento Cnty Sanitation District Financing Auth
RB Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/05/13	4,750,000	4,750,000

Refunding Sub Lien RB Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.05%		07/05/13	12,495,000	12,495,000

Sub Lien RB Series 2000C (LOC: Bank of America, NA)		0.06%		07/05/13	14,900,000	14,900,000

Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G (LOC: Fannie Mae)		0.08%		07/05/13	17,200,000	17,200,000

M/F Housing RB (Greenfair Apts) Series 2000G (LOC: Citibank, NA)		0.12%		07/05/13	9,900,000	9,900,000

M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: Freddie Mac)		0.07%		07/05/13	10,265,000	10,265,000

M/F Housing RB (St. Anton Building Apts) Series 2003I (LOC: Fannie Mae)		0.07%		07/05/13	8,000,000	8,000,000

M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: Fannie Mae)		0.07%		07/05/13	5,150,000	5,150,000

Sacramento Municipal Utility District
Electric Sub RB Series 2012M (LOC: US Bank, NA)		0.04%		07/05/13	2,075,000	2,075,000

Sacramento Suburban Water District
Refunding Revenue COP Series 2009A (LOC: Sumitomo Mitsui Banking Corp)		0.06%		07/05/13	5,000,000	5,000,000

Sacramento Transportation Auth
Limited Sales Tax RB Series 2009A (LIQ: Wells Fargo Bank, NA)		0.03%		07/05/13	2,900,000	2,900,000

San Bernardino CCD
2013 GO Refunding Bonds Series A (LIQ: Credit Suisse AG)	a	0.11%		07/05/13	8,000,000	8,000,000

GO Bonds Series B (LIQ: Wells Fargo & Co)	a	0.16%		07/05/13	18,610,000	18,610,000

GO Bonds Series C (LIQ: Citibank, NA)	a	0.26%		07/05/13	7,500,000	7,500,000

GO Bonds Series C (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		07/05/13	13,660,000	13,660,000

See financial notes 27

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

San Diego CCD
GO Bonds Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	4,000,000	4,000,000

GO Bonds Series 2011 (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	2,500,000	2,500,000

San Diego Cnty
COP (San Diego Jewish Academy) Series 2003 (LOC: Comerica Bank)		0.06%		07/05/13	7,620,000	7,620,000

San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2008B (LIQ: JPMorgan Chase Bank, NA)	c	0.04%		07/05/13	64,945,000	64,945,000

Limited Sales Tax RB Series 2008B (LIQ: JPMorgan Chase Bank, NA)		0.04%		07/05/13	1,350,000	1,350,000

Limited Sales Tax RB Series 2008D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.05%		07/05/13	36,920,000	36,920,000

Limited Sales Tax RB Series 2012A (LIQ: Citibank, NA)	a	0.07%		07/05/13	8,000,000	8,000,000

Sales Tax RB (Limited Tax) Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.05%		07/05/13	10,850,000	10,850,000

San Diego Cnty Water Auth
Water Revenue COP Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	8,710,000	8,710,000

Water Revenue COP Series 2008A (LIQ: Citibank, NA)	a	0.06%		07/05/13	33,580,000	33,580,000

Water Revenue COP Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	5,300,000	5,300,000

San Diego Housing Auth
M/F Housing RB (Hillside Garden Apts) Series 2004B (LOC: Fannie Mae)		0.08%		07/05/13	12,000,000	12,000,000

M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: Fannie Mae)		0.10%		07/05/13	5,845,000	5,845,000

San Diego USD
GO Refunding Bonds Series G1&C2 (LIQ: Wells Fargo Bank, NA)	a	0.06%		07/05/13	5,990,000	5,990,000

San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: Freddie Mac)		0.09%		07/05/13	28,300,000	28,300,000

M/F Housing Refunding RB (Fillmore Center) Series 1992A2 (LOC: Freddie Mac)		0.10%		07/05/13	3,750,000	3,750,000

San Francisco Airport Commission
Second Series Refunding RB Series 36A (LOC: US Bank, NA)		0.07%		07/05/13	25,000,000	25,000,000

San Francisco Bay Area Rapid Transit District
Sales Tax Refunding RB Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	13,400,000	13,400,000

Sales Tax Refunding RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	6,125,000	6,125,000

San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: Citibank, NA)		0.12%		07/05/13	7,375,000	7,375,000

San Francisco Public Utilities Commission
Water RB 2011 & 2012 Subseries A (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		07/05/13	14,435,000	14,435,000

Water System RB Series 2011A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	17,845,000	17,845,000

Water System RB Series 2012A (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	15,660,000	15,660,000

28 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Joaquin Cnty Public Facilities Financing Corp
COP Series 2007 (GTY/LIQ: US Bank, NA)	a	0.06%		07/05/13	40,785,000	40,785,000

San Jose
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: Freddie Mac)		0.09%		07/05/13	6,795,000	6,795,000

M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: Fannie Mae)		0.08%		07/05/13	2,000,000	2,000,000

San Jose Financing Auth
Lease Refunding RB (Civic Center) Series 2013A (LIQ: Barclays Bank Plc)	a	0.06%		07/05/13	8,300,000	8,300,000

San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A (LOC: Freddie Mac)		0.06%		07/05/13	13,390,000	13,390,000

San Mateo Cnty Transit District
Limited Tax Refunding Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/05/13	5,000,000	5,000,000

San Pablo Redevelopment Agency
Sub Tax Allocation Bonds Series 2006 (LOC: Union Bank, NA)		0.07%		07/01/13	7,100,000	7,100,000

Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: Union Bank, NA)		0.16%		07/05/13	8,980,000	8,980,000

M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: Union Bank, NA)		0.10%		07/05/13	4,104,000	4,104,000

Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2007A (LIQ: Citibank, NA)	a	0.06%		07/05/13	2,500,000	2,500,000

Sales Tax Refunding RB Series 2008A (LIQ: Sumitomo Mitsui Banking Corp)		0.03%		07/05/13	15,000,000	15,000,000

Sales Tax Refunding RB Series 2008B (LIQ: Sumitomo Mitsui Banking Corp)		0.04%		07/05/13	19,675,000	19,675,000

Sales Tax Refunding RB Series 2008D (LIQ: Sumitomo Mitsui Banking Corp)		0.06%		07/05/13	20,350,000	20,350,000

Santa Monica-Malibu USD
GO Bonds Series D (LIQ: Citibank, NA)	a	0.07%		07/05/13	4,800,000	4,800,000

Sausalito
M/F Housing RB (Rotary Village Sr Housing) Series 2003 (LOC: Bank of the West)		0.25%		07/05/13	2,050,000	2,050,000

Sequoia UHSD
GO Bonds Series 2005B (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/05/13	7,360,000	7,360,000

Southern California Metropolitan Water District
Special Water Refunding RB Series 2013D		0.03%		07/05/13	11,500,000	11,500,000

Water RB Series 2000B4 (LIQ: Wells Fargo Bank, NA)		0.05%		07/05/13	7,900,000	7,900,000

Water RB Series 2005C (LIQ: Citibank, NA)	a	0.07%		07/05/13	24,750,000	24,750,000

Water RB Series 2006A (LIQ: Bank of America, NA)	a	0.05%		07/05/13	9,300,000	9,300,000

Water RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	5,590,000	5,590,000

Water RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	5,000,000	5,000,000

Water Refunding RB Series 2009A1	c	0.06%	07/05/13	08/30/13	45,000,000	45,000,000

Water Refunding RB Series 2011A1		0.06%	07/04/13	02/11/14	25,000,000	25,000,000

Water Refunding RB Series 2011A3		0.06%	07/04/13	02/11/14	24,435,000	24,435,000

Water Refunding RB Series 2013E		0.07%		03/28/14	34,500,000	34,500,000

See financial notes 29

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Southern California Public Power Auth
Refunding RB (Magnolia Power) Series 2009-1 (LOC: US Bank, NA)		0.06%		07/05/13	15,150,000	15,150,000

Refunding RB (Palo Verde) Series 2008A (LOC: Barclays Bank Plc)		0.06%		07/05/13	21,100,000	21,100,000

Refunding RB (Palo Verde) Series 2008B (LOC: Barclays Bank Plc)		0.06%		07/05/13	4,600,000	4,600,000

Stockton
RB (Dameron Hospital Assoc) Series 2002A (LOC: Citibank, NA)		0.10%		07/01/13	11,400,000	11,400,000

Univ of California
General RB Series 2007J (LIQ: Citibank, NA)	a	0.04%		07/01/13	3,800,000	3,800,000

General RB Series 2007J (LIQ: Citibank, NA)	a	0.06%		07/05/13	9,550,000	9,550,000

General RB Series 2008L (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	4,800,000	4,800,000

General RB Series 2009O (LIQ: Citibank, NA)	a	0.06%		07/05/13	3,500,000	3,500,000

General RB Series 2009Q (LIQ: Barclays Bank Plc)	a	0.06%		07/05/13	6,665,000	6,665,000

General RB Series 2013AF (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	6,500,000	6,500,000

Limited Project RB Series 2007D (LIQ: Citibank, NA)	a	0.04%		07/01/13	32,835,000	32,835,000

Limited Project RB Series 2012G (LIQ: Barclays Bank Plc)	a	0.06%		07/05/13	8,760,000	8,760,000

Medical Center Pooled RB Series 2007B1 (LIQ: Wells Fargo Bank, NA)		0.03%		07/01/13	3,040,000	3,040,000

Medical Center Pooled RB Series 2007C2 (LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	13,615,000	13,615,000

Victor Valley CCD
GO Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	4,780,000	4,780,000

GO Bonds Series C (LIQ: Wells Fargo & Co)	a	0.08%		07/05/13	8,885,000	8,885,000

Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royale Sr Assisted Living) Series 2000A (LOC: Union Bank, NA)		0.20%		07/05/13	5,875,000	5,875,000

Whittier UHSD
GO Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	11,900,000	11,900,000

Yosemite CCD
GO Bonds Series 2008C (LIQ: Bank of America, NA)	a	0.08%		07/05/13	8,000,000	8,000,000

						4,317,955,156

Puerto Rico 1.0%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A & Sr Series 2009C (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	16,750,000	16,750,000

Sales Tax RB Series 2007A (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	35,623,313	35,623,313

Sales Tax RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.11%		07/05/13	510,000	510,000

Sr Sales Tax RB Series 2009C (LIQ: Citibank, NA)	a	0.09%		07/05/13	3,300,000	3,300,000

Sr Sales Tax RB Series 2011C (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	6,175,000	6,175,000

Sr Sales Tax RB Series 2011C (LIQ: Royal Bank of Canada)	a	0.07%		07/05/13	7,000,000	7,000,000

						69,358,313

Other Investments 4.4%
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.15%		07/05/13	17,700,000	17,700,000

Variable Rate Demand Preferred Shares Series 4 (GTY/LIQ: Citibank, NA)	a	0.14%		07/05/13	30,000,000	30,000,000

Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.24%		07/05/13	50,300,000	50,300,000

30 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.24%		07/05/13	55,000,000	55,000,000

Nuveen California Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.14%		07/05/13	29,600,000	29,600,000

Nuveen California Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.17%		07/05/13	29,800,000	29,800,000

Nuveen California Performance Plus Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.14%		07/05/13	15,000,000	15,000,000

Nuveen California Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.14%		07/05/13	31,000,000	31,000,000

Nuveen California Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.14%		07/05/13	35,900,000	35,900,000

						294,300,000

Total Variable-Rate Securities
(Cost $4,681,613,469)						4,681,613,469

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $6,964,205,759.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,785,724,469 or 41.5% of net assets.
b	Delayed-delivery security.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

At June 30, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

See financial notes 31

 Schwab California Municipal Money Fund

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments, at cost and value (Note 2a)		$6,964,205,759
Cash		93,869,954
Receivables:
Interest		4,611,801
Fund shares sold		1,152
Prepaid expenses	+	5,410

Total assets		7,062,694,076

Liabilities

Payables:
Investments bought		343,517,989
Investment adviser and administrator fees		45,095
Trustees’ fees		38
Fund shares redeemed		713,915
Distributions to shareholders		24,041
Accrued expenses	+	112,430

Total liabilities		344,413,508

Net Assets

Total assets		7,062,694,076
Total liabilities	−	344,413,508

Net assets		$6,718,280,568

Net Assets by Source
Capital received from investors		6,717,895,041
Net realized capital gains		385,527

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$5,923,449,595		5,922,595,993		$1.00
Value Advantage Shares	$794,830,973		794,712,167		$1.00

32 See financial notes

 Schwab California Municipal Money Fund

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Interest		$5,756,824

Expenses

Investment adviser and administrator fees		10,920,946
Shareholder service fees:
Sweep Shares		10,345,805
Value Advantage Shares		902,796
Portfolio accounting fees		121,940
Custodian fees		68,763
Shareholder reports		64,248
Registration fees		39,645
Professional fees		33,804
Trustees’ fees		22,858
Transfer agent fees		14,909
Interest expense		587
Other expenses	+	66,390

Total expenses		22,602,691
Expense reduction by CSIM and its affiliates	−	17,181,749
Custody credits	−	716

Net expenses	−	5,420,226

Net investment income		336,598

Realized Gains (Losses)

Net realized gains on investments		385,527

Increase in net assets resulting from operations		$722,125

See financial notes 33

 Schwab California Municipal Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$336,598	$660,088
Net realized gains	+	385,527	1,387,924

Increase in net assets from operations		722,125	2,048,012

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(295,566)	(563,134)
Value Advantage Shares	+	(41,032)	(96,954)

Total distributions from net investment income		(336,598)	(660,088)

Distributions from net realized gains
Sweep Shares		—	(674,966)
Value Advantage Shares	+	—	(94,202)

Total distributions from net realized gains		—	(769,168)

Total distributions		(336,598)	(1,429,256)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		7,911,340,382	15,318,851,706
Value Advantage Shares	+	69,055,848	131,884,987

Total shares sold		7,980,396,230	15,450,736,693

Shares Reinvested
Sweep Shares		263,218	1,222,360
Value Advantage Shares	+	34,515	167,916

Total shares reinvested		297,733	1,390,276

Shares Redeemed
Sweep Shares		(8,125,808,740)	(14,824,221,615)
Value Advantage Shares	+	(127,337,112)	(350,293,185)

Total shares redeemed		(8,253,145,852)	(15,174,514,800)

Net transactions in fund shares		(272,451,889)	277,612,169

Net Assets

Beginning of period		6,990,346,930	6,712,116,005
Total increase or decrease	+	(272,066,362)	278,230,925

End of period		$6,718,280,568	$6,990,346,930

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

34 See financial notes

Schwab California AMT Tax-Free Money Fund™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.02		0.04		0.02		0.20		1.65

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.18	[3,4]	0.20	[3]	0.28	[3]	0.35	[3]	0.46	[3,5]	0.45
Gross operating expenses	0.69	[4]	0.69		0.65		0.63		0.64		0.62
Net investment income (loss)	0.01	[4]	0.01		0.01		0.01		0.20		1.60
Net assets, end of period ($ x 1,000,000)	145		159		179		232		383		562

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
4 Annualized.
5 The ratio of net operating expenses would have been 0.44% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 35

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

38.6%	Fixed-Rate Securities	55,856,772	55,856,772
67.2%	Variable-Rate Securities	97,242,000	97,242,000

105.8%	Total Investments	153,098,772	153,098,772
(5.8%)	Other Assets and Liabilities, Net		(8,354,162)

100.0%	Net Assets		144,744,610

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 38.6% of net assets

California 38.6%
Beverly Hills Public Finance Auth
Lease Refunding RB Series 2013A		3.00%		06/01/14	1,200,000	1,230,543

California
CP Notes Series 2011A1 (LOC: Wells Fargo Bank, NA; Cal St Teachers Retirement Sys)		0.12%		09/16/13	1,500,000	1,500,000

Economic Recovery Bonds Series 2004A		4.00%		07/01/13	785,000	785,000

Economic Recovery Bonds Series 2004A		5.25%		07/01/13	520,000	520,000

GO Bonds		4.00%		09/01/13	200,000	201,080

GO Bonds		5.25%		03/01/14	175,000	180,380

GO Bonds		3.70%		04/01/14	260,000	266,417

Refunding GO Bonds		5.00%		11/01/13	255,000	258,824

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2008B		0.22%		12/09/13	1,000,000	1,000,000

RB (Kaiser Permanente) Series 2009B2		0.22%		10/10/13	1,000,000	1,000,000

RB (Kaiser Permanente) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		08/15/13	1,990,000	1,990,000

Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	360,000	360,000

Coast CCD
GO Refunding Bonds Series 2013A		2.00%		08/01/13	1,295,000	1,296,907

Contra Costa Water District
Extendible CP		0.19%	07/09/13	12/29/13	1,555,000	1,555,000

Water Revenue Notes Series A		4.00%		10/01/13	500,000	504,614

East Bay Municipal Utility District
Water System Extendible CP		0.17%	08/21/13	02/10/14	1,000,000	1,000,000

Water System Refunding RB Series 2009A1		0.06%	07/04/13	12/03/13	1,000,000	1,000,000

36 See financial notes

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water System Sub Refunding RB Series 2007B		5.00%		06/01/14	150,000	156,367

Los Angeles
GO Bonds Series 2002A		5.25%		09/01/13	630,000	635,298

GO Bonds Series 2004A		4.00%		09/01/13	900,000	905,562

Wastewater System Refunding RB Series 2005A		5.00%		06/01/14	285,000	296,713

Wastewater System Refunding RB Series 2009A		5.00%		06/01/14	275,000	286,685

Los Angeles Cnty
TRAN 2013-2014		2.00%		06/30/14	1,615,000	1,643,749

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax RB Series 2005A		5.00%		07/01/14	160,000	167,341

First Tier Sr Sales Tax Refunding RB Series 2008A3&A4 (GTY/LIQ: Royal Bank of Canada)	a	0.10%	07/04/13	08/01/13	1,990,000	1,990,000

Second Sr Sales Tax Refunding RB Series 2003A		5.25%		07/01/13	150,000	150,000

Second Sr Sales Tax Refunding RB Series 2009E		4.00%		07/01/13	1,000,000	1,000,000

Los Angeles Dept of Water & Power
Power System RB Series 2003A1		5.00%		07/01/13	900,000	900,000

Power System RB Series 2011A		4.00%		07/01/13	1,350,000	1,350,000

Los Angeles Harbor Dept
CP Notes Series A2,B2&C2 (LIQ: Wells Fargo Bank, NA)		0.15%		09/09/13	2,000,000	2,000,000

Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.15%		09/12/13	3,000,000	3,000,000

Los Angeles USD
GO Bonds Series 2003A		5.00%		07/01/13	965,000	965,000

GO Bonds Series 2006F		5.00%		07/01/13	100,000	100,000

GO Bonds Series 2007B		4.00%		07/01/13	425,000	425,000

Mt. Diablo USD
GO Bonds Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.22%		11/14/13	455,000	455,000

Orange Cnty Sanitation District
Refunding Revenue Certificate Anticipation Notes Series 2012C		2.00%		10/30/13	1,000,000	1,005,902

Riverside Cnty
TRAN 2013-2014 Series A		2.00%		03/31/14	1,000,000	1,013,780

Sacramento Municipal Utility District
CP Notes Series K1 (LOC: JPMorgan Chase Bank, NA)		0.12%		08/05/13	1,600,000	1,600,000

San Bernardino Cnty
TRAN 2013-2014 Series A		2.00%		06/30/14	1,000,000	1,018,110

San Diego Cnty & SDs Pool Program
TRAN Series 2013B1		2.00%		01/31/14	1,000,000	1,010,600

TRAN Series 2013B2		2.00%		04/30/14	1,000,000	1,014,750

San Diego Public Facilities Financing Auth
Sr Sewer RB Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	2,000,000	2,000,000

San Francisco
GO Bonds Series 2009A (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	530,000	530,000

GO Refunding Bonds Series 2008R1		5.00%		06/15/14	1,105,000	1,154,887

San Jose Redevelopment Agency
Sub Tax Allocation RB (Merged Area Redevelopment) Series 2003B (LOC: JPMorgan Chase Bank, NA)		0.17%		12/10/13	1,400,000	1,400,000

See financial notes 37

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.30%		07/25/13	215,000	215,000

GO Bonds Series 2005B&2006A (LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	380,000	380,000

Southern California Metropolitan Water District
Water Refunding RB Series 2004B		5.00%		07/01/13	1,285,000	1,285,000

Water Refunding RB Series 2009A2		0.06%	07/04/13	03/24/14	500,000	500,000

Waterworks GO Refunding Bonds Series 2010A		4.00%		03/01/14	100,000	102,393

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.14%		08/13/13	2,905,000	2,905,000

Univ of California
General RB Series 2005E		5.00%		05/15/14	100,000	104,012

General RB Series 2007J		5.00%		05/15/14	325,000	337,937

General RB Series 2007J (LIQ: Wells Fargo & Co)	a	0.22%		12/26/13	1,000,000	1,000,000

General RB Series 2009-O		5.00%		05/15/14	400,000	416,193

General RB Series 2009Q		4.00%		05/15/14	1,000,000	1,032,851

Medical Center Pooled RB Series 2008D		5.00%		05/15/14	725,000	754,877

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.22%		07/18/13	4,000,000	4,000,000

Total Fixed-Rate Securities
(Cost $55,856,772)						55,856,772

Variable-Rate Securities 67.2% of net assets

California 63.5%
ABAG Finance Auth
RB (On Lok Sr Health Services) Series 2008 (LOC: Wells Fargo Bank, NA)		0.03%		07/05/13	2,000,000	2,000,000

Alameda Cnty IDA
RB (Dale Hardware) Series 2010 (LOC: Comerica Bank)		0.08%		07/05/13	2,575,000	2,575,000

Anaheim Public Financing Auth
Electric System Refunding RB Series 2012A (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		07/05/13	2,000,000	2,000,000

Electric System Second Lien RB Series 2004 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.09%		07/05/13	2,700,000	2,700,000

Bay Area Toll Auth
Toll Bridge RB Series 2006F (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	2,085,000	2,085,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.08%		07/05/13	1,305,000	1,305,000

California
Economic Recovery Bonds Series 2004C4 (LOC: JPMorgan Chase Bank, NA)		0.04%		07/01/13	900,000	900,000

GO Bonds Series 2004A3 (LOC: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.04%		07/01/13	875,000	875,000

California Educational Facilities Auth
RB (Univ of Southern California) Series 2009A (LIQ: Deutsche Bank AG)	a	0.09%		07/05/13	2,220,000	2,220,000

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006C		0.06%		07/05/13	2,000,000	2,000,000

RB (Sutter Health) Series 2011B (LIQ: Citibank, NA)	a	0.07%		07/05/13	2,100,000	2,100,000

38 See financial notes

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program) Series 2008 (LOC: Comerica Bank)		0.17%		07/05/13	3,230,000	3,230,000

RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.11%		07/05/13	1,915,000	1,915,000

California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C (LOC: JPMorgan Chase Bank, NA)		0.04%		07/01/13	1,800,000	1,800,000

Pollution Control Refunding RB (PG&E) Series 1996E (LOC: JPMorgan Chase Bank, NA)		0.04%		07/01/13	1,400,000	1,400,000

Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: Union Bank, NA)		0.07%		07/05/13	2,215,000	2,215,000

Chaffey CCD
GO Bonds Series 2005B (LIQ: Bank of America, NA)	a	0.11%		07/05/13	4,600,000	4,600,000

East Bay Municipal Utility District
Water System Refunding RB Series 2008A2 (LIQ: US Bank, NA)		0.05%		07/05/13	500,000	500,000

Water System Sub Refunding RB Series 2010A (LIQ: Citibank, NA)	a	0.06%		07/05/13	240,000	240,000

Elsinore Valley Municipal Water District
Refunding COP Series 2011A (LOC: Union Bank, NA)		0.12%		07/05/13	1,215,000	1,215,000

Foothill-DeAnza CCD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	242,000	242,000

GO Bonds Series B (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	355,000	355,000

GO Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.07%		07/05/13	1,200,000	1,200,000

Grossmont Healthcare District
GO Bonds Series 2011B (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	1,200,000	1,200,000

Hesperia Public Financing Authority
RB Series 2004 (LOC: Bank of America, NA)		0.15%		07/05/13	2,055,000	2,055,000

Irvine Assessment District
Limited Obligation Bonds (Assessment District No. 03-19) Series B (LOC: US Bank, NA; Cal St Teachers Retirement Sys)		0.07%		07/01/13	1,100,000	1,100,000

Kings Cnty Housing Auth
M/F Housing Refunding RB (Edgewater Isle Apts) Series 2001A (LOC: Fannie Mae)		0.08%		07/05/13	2,225,000	2,225,000

Long Beach CCD
GO Bonds Series 2012B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	2,100,000	2,100,000

Los Angeles CCD
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.09%		07/05/13	3,000,000	3,000,000

Los Angeles Dept of Airports
Airport Sr RB Series 2010A (LIQ: Bank of America, NA)	a	0.05%		07/05/13	2,160,000	2,160,000

Los Angeles Dept of Water & Power
Power System RB Series 2002A4 (LIQ: JPMorgan Chase Bank, NA)		0.06%		07/05/13	200,000	200,000

Power System RB Series 2007A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	4,600,000	4,600,000

Water System RB Series 2006A (LIQ: Citibank, NA)	a	0.07%		07/05/13	750,000	750,000

Los Angeles USD
GO Bonds Series 2009D&2009I (LIQ: Citibank, NA)	a	0.07%		07/05/13	165,000	165,000

Newport-Mesa USD
GO Bonds Series 2007 (LIQ: Deutsche Bank AG)	a	0.12%		07/05/13	5,240,000	5,240,000

Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.11%		07/05/13	970,000	970,000

See financial notes 39

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pittsburg Redevelopment Agency
Sub Tax Allocation Bonds (Los Medanos) Series 2004A (LOC: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.07%		07/01/13	2,320,000	2,320,000

Sacramento Municipal Utility District
Electric Sub RB Series 2012M (LOC: US Bank, NA)		0.04%		07/05/13	2,000,000	2,000,000

San Diego CCD
GO Bonds Series 2009 (LIQ: Citibank, NA)	a	0.08%		07/05/13	3,125,000	3,125,000

GO Bonds Series 2011 (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	3,500,000	3,500,000

San Diego Cnty
COP (San Diego Jewish Academy) Series 2003 (LOC: Comerica Bank)		0.06%		07/05/13	890,000	890,000

San Diego Cnty Water Auth
Water Revenue COP Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	1,000,000	1,000,000

San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: Freddie Mac)		0.09%		07/05/13	1,800,000	1,800,000

San Francisco Public Utilities Commission
Water RB 2011 & 2012 Subseries A (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		07/05/13	1,125,000	1,125,000

San Jose-Evergreen CCD
GO Bonds Series A (LIQ: Citibank, NA)	a	0.07%		07/05/13	3,980,000	3,980,000

Southern California Metropolitan Water District
Special Water Refunding RB Series 2013D		0.03%		07/05/13	2,000,000	2,000,000

Water RB Series 2000B3 (LIQ: Wells Fargo Bank, NA)		0.03%		07/01/13	300,000	300,000

Water Refunding RB Series 2013E		0.07%		03/28/14	1,500,000	1,500,000

Southern California Public Power Auth
Refunding RB (Palo Verde) Series 2008B (LOC: Barclays Bank Plc)		0.06%		07/05/13	500,000	500,000

Sunnyvale
Refunding COP Series 2009A (LOC: Union Bank, NA)		0.06%		07/05/13	2,410,000	2,410,000

						91,887,000

Puerto Rico 3.7%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	3,600,000	3,600,000

Sr Sales Tax RB Series 2009C (LIQ: Citibank, NA)	a	0.09%		07/05/13	1,755,000	1,755,000

						5,355,000

Total Variable-Rate Securities
(Cost $97,242,000)						97,242,000

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $153,098,772.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $69,267,000 or 47.9% of net assets.

40 See financial notes

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

At June 30, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

See financial notes 41

 Schwab California AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments, at cost and value (Note 2a)		$153,098,772
Cash		76,120
Receivables:
Interest		291,449
Fund shares sold		150,000
Prepaid expenses	+	326

Total assets		153,616,667

Liabilities

Payables:
Investments bought		8,701,019
Trustees’ fees		151
Fund shares redeemed		150,495
Distributions to shareholders		517
Accrued expenses	+	19,875

Total liabilities		8,872,057

Net Assets

Total assets		153,616,667
Total liabilities	−	8,872,057

Net assets		$144,744,610

Net Assets by Source
Capital received from investors		144,740,367
Net realized capital gains		4,243

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$144,744,610		144,689,842		$1.00

42 See financial notes

 Schwab California AMT Tax-Free Money Fund

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Interest		$145,035

Expenses

Investment adviser and administrator fees		266,304
Shareholder service fees		167,391
Portfolio accounting fees		33,515
Professional fees		16,023
Trustees’ fees		13,648
Registration fees		9,891
Transfer agent fees		6,658
Custodian fees		3,392
Shareholder reports		2,406
Interest expense		68
Other expenses	+	6,342

Total expenses		525,638
Expense reduction by CSIM and its affiliates	−	388,207
Custody credits	−	2

Net expenses	−	137,429

Net investment income		7,606

Realized Gains (Losses)

Net realized gains on investments		4,243

Increase in net assets resulting from operations		$11,849

See financial notes 43

 Schwab California AMT Tax-Free Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$7,606	$17,542
Net realized gains	+	4,243	12,982

Increase in net assets from operations		11,849	30,524

Distributions to Shareholders

Distributions from net investment income		(7,606)	(17,542)
Distributions from net realized gains	+	—	(11,157)

Total distributions		(7,606)	(28,699)

Transactions in Fund Shares*

Shares sold		18,659,319	40,486,230
Shares reinvested		6,264	21,021
Shares redeemed	+	(33,338,968)	(59,984,472)

Net transactions in fund shares		(14,673,385)	(19,477,221)

Net Assets

Beginning of period		159,413,752	178,889,148
Total decrease	+	(14,669,142)	(19,475,396)

End of period		$144,744,610	$159,413,752

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

44 See financial notes

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab California Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab California AMT Tax-Free Money Fund currently offers one share of class: Value Advantage Shares.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that

 45

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of June 30, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

46

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:

A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of each fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in each fund.

	Schwab	Schwab
	California Municipal	California AMT Tax-Free
	Money Fund	Money Fund

% of investments in securities with credit enhancements or liquidity enhancements	82%	78%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	16% (Wells Fargo Group)	13% (JP Morgan Chase Group)

 47

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

3. Credit and Liquidity Enhancements (continued):

For additional information, please refer to the funds’ Portfolio Holdings.

4. Risk Factors:

Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund’s investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

Liquidity Support Provider Risk. The funds may invest a substantial portion of its assets in securities with guarantees and/or liquidity supports provided by a bank or other financial institution, and the existence and nature of such supports may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity support provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are guaranteed by the same bank or financial institution, these risks may be increased.

State Risk. The funds invest primarily in securities issued by the State of California and its municipalities. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of a fund’s portfolio. Further, a fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the State of California and/or its municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies

48

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

4. Risk Factors (continued):

directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.

Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

Taxable Determination Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the AMT could generate taxable income. Also, some types of municipal securities produce income that is subject to the AMT.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Regulatory Risk. The Securities and Exchange Commission (SEC) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of a fund.

Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to

 49

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):

Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the sweep shares of the Schwab California Municipal Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep shares of the Schwab California Municipal Money Fund are also subject to an annual sweep administration fee of up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

	Shareholder Service Fees	Sweep Administration Fees

Sweep Shares*	0.25%	0.10%
Value Advantage Shares	0.22%	n/a

*	Sweep Shares are only offered by Schwab California Municipal Money Fund.

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

Sweep Shares*	0.60%
Value Advantage Shares	0.45%

*	Sweep Shares are only offered by Schwab California Municipal Money Fund.

In addition, effective January 1, 2013 through December 31, 2013, CSIM and its affiliates agreed to waive an additional amount of the funds’ expenses equal to 0.005% of the funds’ average daily assets.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund. CSIM and its affiliates may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect a fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2013, the balance of recoupable expenses is as follows:

	Expiration Date
	December 31, 2013	December 31, 2014	December 31, 2015	December 31, 2016	Total

Schwab California Municipal Money Fund
Sweep Shares	$14,443,839	$18,771,517	$22,504,909	$12,828,658	$68,548,923
Value Advantage Shares	2,093,924	2,293,435	2,439,226	1,164,966	7,991,551
Schwab California AMT Tax-Free Money Fund	273,033	335,564	422,686	201,223	1,232,506

50

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):

As of December 31, 2012, recoupable expenses expired as follows:

Schwab California Municipal Money Fund
Sweep Shares	$5,246,528
Value Advantage Shares	442,770
Schwab California AMT Tax-Free Money Fund	68,572

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2013, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab California Municipal Money Fund	$17,065,000
Schwab California AMT Tax-Free Money Fund	2,665,000

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2012, the funds had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2012, the funds had no capital losses deferred and no capital losses utilized.

As of December 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2012, the funds did not incur any interest or penalties.

 51

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

52

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 23, 2013, and June 4, 2013, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 4, 2013. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund

 53

expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

54

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	76	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	76	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

 55

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

56

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 57

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bond holder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

escrow The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

fixed rate notes A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.

Guaranty (GTY) An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

Letter of Credit (LOC) An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.

Liquidity (LIQ) A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond

58

and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1; however, they may hold Tier 2 securities as a result of a downgrade of a portfolio security.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 59

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
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Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
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Schwab® Monthly Income Fund – Moderate Payout
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Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2013 Charles Schwab & Co., Inc. All rights reserved.
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Semiannual report dated June 30, 2013, enclosed.

Schwab Municipal Money Funds

Schwab New York AMT
Tax-Free Money Fundtm

Schwab New Jersey AMT
Tax-Free Money Fundtm

Schwab Pennsylvania
Municipal Money Fundtm

Schwab Massachusetts AMT
Tax-Free Money Fundtm

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Schwab Municipal Money Funds

Semiannual Report
June 30, 2013

Schwab New York AMT
Tax-Free Money Fundtm

Schwab New Jersey AMT
Tax-Free Money Fundtm

Schwab Pennsylvania
Municipal Money Fundtm

Schwab Massachusetts AMT
Tax-Free Money Fundtm

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

For the six months ended June 30, 2013, yields on municipal money market securities remained low.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning the Schwab Municipal Money Funds. These funds are part of our solutions for investing in municipal money market securities, and each fund is designed to offer stability of capital, liquidity, and income.

For the six months ended June 30, 2013, yields on municipal money market securities remained low. The backdrop for these low yields included efforts by the Federal Reserve to stimulate the U.S. economy by attempting to hold down short- and long-term interest rates. These policies supported the housing market in particular, paving the way for the Fed to announce plans to potentially begin reducing some of its stimulative policies. Meanwhile, demand for municipal money market securities remained solid and credit conditions for municipalities generally improved.

In other industry matters, the SEC proposed rules in June that could fundamentally change the way that money market funds operate. At this time, despite the issuance of proposed rules, the adoption and implementation of money market regulatory reform remains vague and is subject to a lengthy rule-making and implementation process. The SEC continues to evaluate money market fund rules and may propose additional changes.

For more information about the Schwab Municipal Money Funds, please continue reading this report. In addition, you can find answers to frequently asked questions and further details about these products by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

Schwab Municipal Money Funds 1

Fund Management

Kevin Shaughnessy, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.

2 Schwab Municipal Money Funds

State Investment Environment

New York

Continued spending controls and the release of reserves helped balance New York State’s fiscal 2014 budget.

New York ended fiscal 2013 (March 31, 2013) in balance on a cash basis, with a 2.7%, or $1.6 billion general fund balance, slightly below the 3.2% balance at the end of fiscal 2012. Tax receipts for the year were about $251 million above revised estimates, primarily due to higher business tax collections, although sales tax receipts were slightly below budget. The tax reform package passed in December 2011, which resulted in higher personal income tax rates for high income taxpayers, generated about $1.5 million in additional personal income tax revenues for fiscal 2013, as expected.

Hurricane Sandy hit the region on Oct 29, 2012 causing widespread damage to infrastructure and substantial economic losses to the greater New York region. The state expects to receive about $30 billion of federal disaster aid over the course of the next few years, including $5 billion in fiscal 2014.

The state adopted the $135 billion fiscal 2014 budget in March 2013, resulting in three consecutive years of on-time budget adoption over the last decade. The general fund budget, totaling $61.2 billion, closed a $2 billion gap (down from the $10 billion gap closed in fiscal 2012) through $1.35 billion in spending controls, primarily through containing the growth rate of increases to health and human services providers; and $700 million in additional resources. Part of the budget package included reforms to the state’s Workers Compensation System which resulted in the release of $2 billion in reserves no longer needed to support insurance claims. The state plans to spend the reserves over the next four years, including $250 million in fiscal 2014 which will be used to pay debt service. The state projects ending the fiscal year with $1.7 billion in general fund reserves, or 2.8% of operating expenses.

New York State local governments, including cities, counties and school districts, continue to grapple with the impact of a 2% per year cap on local property tax growth. This limit on revenue growth has occurred simultaneously with cuts in state aid to these governmental units. Both of these actions have required local governments to reduce their own budgets in order to maintain fiscal stability. A number of local governments have been particularly impacted by the state aid cuts and cap on property tax increases due to poor financial management coupled with the impact of the national recession. The state controller has created a review process to identify fiscally strained local governments and provide them with help in fiscal management. This process is aimed at reducing the need for the state to establish control boards which are able to balance a local government’s finances without input from locally elected officials.

While local general governments in New York have been impacted by cuts in the state budget, state and local agencies such as the New York Power Authority and the New York City Municipal Water Finance Authority were not similarly impacted. These types of agencies do not receive financial support from the state as they generate their own dedicated revenues to pay off their bonds.

New York State’s economy has continued to improve, bouncing back strongly from the impacts of Hurricane Sandy. Employment increased 1.5% in 2012 and is projected to grow 1.3% in 2013, adding about 110,000 jobs. Unemployment is projected to fall to 8.3%, reflecting both more jobs and more workers returning to the labor force. Personal income growth is projected to be a robust 2.5% in 2013. Per capita personal income for New York is 122% of the U.S. average and is the fifth highest among the states. New York’s wage base remains strongly tied to the Financial Activities job sector which represents 7.8% of the state’s jobs but 20.1% of its wage base.

New York remains a solid investment-grade credit due to its deep and diverse economy and its high personal wealth levels which give it great financial flexibility. At the end of the report period, the state’s general obligation debt was rated Aa2 by Moody’s and AA by both Fitch and Standard & Poor’s. Fitch changed the outlook on its rating to positive from stable in May 2011. Standard & Poor’s revised the outlook on its rating to positive from stable in August 2012.

Schwab Municipal Money Funds 3

State Investment Environment continued

New Jersey

New Jersey’s improving economy has resulted in a stronger revenue picture, but higher pension and debt service costs continue to constrain the state’s financial position.

New Jersey’s revenues picked up steam along with the state’s economy during the second half of fiscal 2013. Through May 2013, the first 11 months of the fiscal year, state revenues were up 6.6% year-over-year and were marginally above budget, led by double-digit gains in income tax receipts. The improvement during the second half of the fiscal year was in part due to a post-hurricane economic boost following Hurricane Sandy which hit the New Jersey coast in late October 2012, although the economy continues to show signs of growing improvement as well. Adjusted spending for fiscal 2013 was $32 billion, approximately 3.8% higher than in fiscal 2012 primarily due to higher pension contributions and debt service. The state estimated it ended fiscal 2013 with general reserves of $465 million, equal to a slim 1.5% of spending. The amount of general reserves was comparable to budget projections and slightly lower than the prior year.

The state approved a $33 billion budget for the fiscal year beginning July 1, 2013 that increases spending by 2.3% over the prior year. The fiscal 2014 budget is balanced based on an assumed 5% growth in revenues, fueled by continued improvement in the state economy and a resulting increase in jobs, income and spending.

Many New Jersey local governments remain under fiscal pressure despite an improving economy. Property values in general remain stagnant and foreclosure rates are among the highest in the nation. Local governments have also been challenged by flat state aid, the 2% cap on annual growth in property taxes and, more recently, by Hurricane Sandy-related clean-up costs. Ultimately, hurricane-related clean-up costs are expected to be recovered from FEMA disaster assistance or property taxes levied for states of emergency, which are not subject to the 2% cap. A handful of coastal municipalities that suffered the most severe damage during Hurricane Sandy have experienced rating downgrades due to the destruction of the property tax base. However, the majority of local governments in New Jersey continue to weather these financial pressures by cutting expenditures and tapping available reserves.

The state’s income levels are among the highest in the nation. Job growth has picked up as the economy has strengthened, driven by growth in the private sector. The state added nearly 75,000 jobs over the last 12 months, an increase of 1.9%, with approximately 73% of the increase occurring since December 2012. The unemployment rate, which has remained stubbornly high during most of the post-recession period, dropped from 9.5% in January 2013 to 8.6% in May 2013.

New Jersey remains a solid investment-grade credit due to its diverse economy and high personal wealth levels, although its financial flexibility is constrained by its slim financial reserves, weakened liquidity and rising pension costs. At the end of the report period, New Jersey’s general obligation debt was rated Aa3 by Moody’s and AA- by Standard & Poor’s and Fitch. Standard and Poor’s has a negative outlook on the state’s debt while Moody’s and Fitch’s outlooks are stable.

Pennsylvania

Pennsylvania’s revenues were slightly above estimate for fiscal 2013 as the state continues to slowly recover from the financial deterioration experienced in fiscal 2009 and 2010, but the failure to rebuild fund balances over the past two years, coupled with growing pension expenses, creates potential negative rating pressure.

Pennsylvania’s fiscal 2013 revenue collections (ending June 30, 2013) totaled $28.6 billion which was $57 million or 0.2% above estimate. Stronger than expected corporate tax receipts and personal income tax receipts offset lower than projected sales tax receipts. The Commonwealth’s $28.4 billion 2014 budget was passed on June 30, 2013 marking the third consecutive year the budget was signed on time following eight years of late budgets. For the third year in a row taxes were not raised on households and the Commonwealth also eliminated the inheritance tax for small businesses. The 2013 budget includes a $645 million, or 2.3%, increase in spending that mostly benefits public welfare, K-12 education and corrections. Similar to the prior year, the majority of the K-12 increase in spending will be dedicated for higher contributions to teachers’ pensions.

Pennsylvania’s efforts to address its pension liabilities with increased contributions has created budgetary stress that was the main cause of Moody’s downgrade to Aa2 from Aa1 and Standard and Poor’s outlook change to negative in 2012. Pension funding has been one of the fastest growing expenditure categories over the past two years and has limited the Commonwealth’s ability to rebuild fund balances that were depleted during the national recession. Pennsylvania passed new legislation in 2010 to address pension issues, but further overhaul attempts have stalled as the Legislature has not supported the Governor’s more significant attempts at pension legislation. The pension system for public school employees was underfunded by $29.5 billion (66% funded) at 6/30/12 and the state employee pension system was underfunded by $17.8 billion (59% funded) at 12/31/12.

4 Schwab Municipal Money Funds

State Investment Environment continued

Both pension systems are expected to require more significant contributions and a larger portion of the Commonwealth’s budget going forward absent additional pension reform.

Pennsylvania local governments, along with state agencies, private institutions of higher education and non-profit healthcare providers, also issue tax-exempt debt. While the local governments, primarily cities and school districts, receive some level of state assistance, they also have their own revenue streams that comprise the bulk of their revenues.

The Commonwealth gained approximately 68,000 jobs over the last twelve months, a 1.1% increase, fueled by private sector growth which offset declines in government employment. The state’s unemployment rate decreased to 7.5% as of May 2013 from 7.9% in May 2012. The current unemployment level is the lowest recorded over the past four years. Per capita personal income is on par with the national average.

At the end of the report period, Pennsylvania’s general obligation debt was rated Aa2 by Moody’s, AA by Standard and Poor’s, and AA by Fitch. Both the Standard & Poor’s and Fitch ratings carry negative outlooks related to the state’s diminished financial reserves and diminished financial flexibility resulting from growing pension costs. However, the ratings remained in the double-A category as result of the Commonwealth’s solid economic base with good income levels and a moderate debt load.

Massachusetts

Massachusetts’ recovery remains slow and steady, however, the state continues to be proactive in addressing budget gaps, thereby maintaining its strong financial position.

Massachusetts continues to manage its budget proactively with updated revenue estimates and supplemental budget actions by the Governor. Due to the slower than expected recovery, Massachusetts used $919 million of one-time revenues to help close gaps in the fiscal 2013 budget rather than the $400 million originally adopted for the year. However, the state expects to close fiscal 2013 with a strong rainy day fund of about $1.2 billion (or 4% of anticipated spending), the fourth largest in dollar amount among the 50 states despite Massachusetts’ small population.

On July 12, 2013, Governor Deval Patrick signed Massachusetts’ $34 billion fiscal 2014 budget, which is 0.5% larger than the prior year’s, and also relies less on one-time revenue. The new budget includes over $500 million in additional education spending for preschool through college, to total over $6.7 billion. In addition, Governor Patrick vetoed some proposed expenditures for transportation and aid to local municipalities because the State Legislature did not approve sufficient new revenues to support it. The rainy day fund is projected to have an estimated $1.25 billion ending balance; still very strong at over 3% of spending.

Although population and job growth rates are slightly less than the nation, Massachusetts is more productive than the nation as its gross domestic product and personal income growth rates exceed the nation. The Commonwealth’s economy is deep and diverse, with a well-established base of education, healthcare, and information technology employment and also includes a variety of finance and real estate-related businesses. Job growth has been slow and steady, with only a 1.5% increase in 2012; however, unemployment levels remain well below those of the nation despite Massachusetts’ slower job growth. In May 2013, the state unemployment rate was 6.6% relative to the nation’s 7.6%, an improvement from two years prior when they were 9.0% and 7.4%, respectively, in May 2011.

The Commonwealth’s local governments, along with state agencies, private institutions of higher education and non-profit healthcare providers, also issue tax-exempt debt. While the local governments, primarily cities and school districts, receive some level of state assistance, they also have their own revenue streams that comprise the bulk of their revenues and in many cases, also have dedicated taxes to repay their debt. Many state agencies, private colleges and universities and non-profit healthcare providers rely on their own revenues to repay their debt and do not rely on funding from the state.

Massachusetts remains a solid investment-grade credit due to its deep and diverse economy, its high personal-wealth levels, and its solid financial management as demonstrated by its sound financial position. As of the end of the report period, the Commonwealth’s credit ratings were Aa1 from Moody’s, AA+ from Standard & Poor’s, and AA+ from Fitch and were affirmed in May 2013, when Massachusetts last sold general obligation bonds.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Municipal Money Funds 5

Schwab New York AMT Tax-Free Money Fund™

The Schwab New York AMT Tax-Free Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and New York state and local income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from New York issuers and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2013, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced strong demand during the six months, helping to keep yields near record lows. The strong demand represented interest from traditional buyers, and growing demand from non-traditional buyers that usually purchase taxable money market securities. With the supply of taxable money market securities trending lower, many of these non-traditional buyers turned to tax-exempt variable-rate demand obligations (VRDOs) to supplement their investment options. This placed considerable downward pressure on the yields of short-term tax-exempt securities.

Generally improving credit conditions represented another important support for muni securities. Although economic growth across the U.S. has been somewhat slow, credit conditions among many municipalities have benefited from higher personal income and sales tax revenues.

This collective backdrop, combined with the Federal Reserve’s decision to keep short-term interest rates at 0% to 0.25%, translated into historically low yields for muni money market securities. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on muni floating-rate securities—generally ranged between 0.08% and 0.12% for the first part of the report period, rose to 0.23% around tax time, and then trended lower to finish the period at 0.06%.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality, while actively managing the fund’s weighted average maturity (WAM) and diversification. During much of the first quarter, the fund’s WAM hovered in a range around 40 days before rising to approximately 52 days in mid-June, as muni notes were added to the portfolio. The fund’s WAM finished the report period at 48 days. In addition, the investment adviser enhanced the fund’s tactical positioning and credit diversification throughout the period by selectively adding tender option bonds to the portfolio.

As of 6/30/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	70.9%
8-30 Days	1.4%
31-60 Days	8.5%
61-90 Days	3.2%
91-180 Days	4.8%
More than 180 Days	11.2%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	48 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	37%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	38.4%
Variable Rate Demand Obligations	35.2%
Commercial Paper	8.4%
Fixed Rate Notes	18.0%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

6 Schwab New York AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 6/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab New York AMT Tax-Free Money Fund
	Sweep	Value Advantage
	Shares	Shares®

Ticker Symbol	SWNXX	SWYXX
Minimum Initial Investment[1]	**	$25,000[2]

Seven-Day Yield[3]	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.05%	-0.12%

Seven-Day Effective Yield[3]	0.01%	0.01%

Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The 7-day average yield for the Sweep Shares and Value Advantage Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.52% and 0.32% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
[5]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 35.00% and effective New York state personal income tax rate of 5.73%. Your tax rate may be different.

Schwab New York AMT Tax-Free Money Fundtm 7

Schwab New Jersey AMT Tax-Free Money Fund™

The Schwab New Jersey AMT Tax-Free Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and New Jersey gross income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from New Jersey issuers and muni agencies around the country, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of New Jersey. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2013, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced strong demand during the six months, helping to keep yields near record lows. The strong demand represented interest from traditional buyers, and growing demand from non-traditional buyers that usually purchase taxable money market securities. With the supply of taxable money market securities trending lower, many of these non-traditional buyers turned to tax-exempt variable-rate demand obligations (VRDOs) to supplement their investment options. This placed considerable downward pressure on the yields of short-term tax-exempt securities.

Generally improving credit conditions represented another important support for muni securities. Although economic growth across the U.S. has been somewhat slow, credit conditions among many municipalities have benefited from higher personal income and sales tax revenues.

This collective backdrop, combined with the Federal Reserve’s decision to keep short-term interest rates at 0% to 0.25%, translated into historically low yields for muni money market securities. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on muni floating-rate securities—generally ranged between 0.08% and 0.12% for the first part of the report period, rose to 0.23% around tax time, and then trended lower to finish the period at 0.06%.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a weighted average maturity (WAM) that rose to as high as approximately 52 days, and fell to as low as 37 days. This range was close to that of other New Jersey muni money market funds, with frequent WAM fluctuations reflecting the traditionally intermittent nature of muni security issuance in New Jersey. Additionally, in an effort to enhance diversification and liquidity in the fund, the investment adviser held out-of-state muni securities that represented less than 10% of the portfolio.

As of 6/30/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	68.8%
8-30 Days	6.0%
31-60 Days	2.0%
61-90 Days	1.2%
91-180 Days	14.4%
More than 180 Days	7.6%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	49 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	60%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	27.2%
Variable Rate Demand Obligations	49.2%
Commercial Paper	5.4%
Fixed Rate Notes	18.2%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

8 Schwab New Jersey AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 6/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab New Jersey AMT Tax-Free Money Fund
Sweep
Shares

Ticker Symbol	SWJXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.08%

Seven-Day Effective Yield[1]	0.01%

Seven-Day Taxable Equivalent Effective Yield[1,3]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.52% to the seven-day yield.
[3]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 35.00% and effective New Jersey state personal income tax rate of 5.83%. Your tax rate may be different.

Schwab New Jersey AMT Tax-Free Money Fundtm 9

Schwab Pennsylvania Municipal Money Fund™

The Schwab Pennsylvania Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and Pennsylvania personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from Pennsylvania issuers and muni agencies around the country, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of Pennsylvania. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2013, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced strong demand during the six months, helping to keep yields near record lows. The strong demand represented interest from traditional buyers, and growing demand from non-traditional buyers that usually purchase taxable money market securities. With the supply of taxable money market securities trending lower, many of these non-traditional buyers turned to tax-exempt variable-rate demand obligations (VRDOs) to supplement their investment options. This placed considerable downward pressure on the yields of short-term tax-exempt securities.

Generally improving credit conditions represented another important support for muni securities. Although economic growth across the U.S. has been somewhat slow, credit conditions among many municipalities have benefited from higher personal income and sales tax revenues.

This collective backdrop, combined with the Federal Reserve’s decision to keep short-term interest rates at 0% to 0.25%, translated into historically low yields for muni money market securities. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on muni floating-rate securities—generally ranged between 0.08% and 0.12% for the first part of the report period, rose to 0.23% around tax time, and then trended lower to finish the period at 0.06%.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality, while conservatively managing the fund’s weighted average maturity (WAM). The fund’s WAM generally ranged from 25 days to 30 days during the first quarter, rose to approximately 36 days in mid-April, and then fluctuated between approximately 30 and 45 days until the end of June. These fluctuations reflected the occasionally limited supply of Pennsylvania muni securities with acceptable credit ratings and yields that passed the investment adviser’s stringent credit review process. Additionally, in an effort to enhance diversification and liquidity in the fund, the investment adviser held out-of-state muni securities that represented less than 10% of the portfolio during the report period.
As of 6/30/13:
 Portfolio Composition By Maturity1

% of investments

1-7 Days	78.2%
8-30 Days	1.3%
31-60 Days	1.5%
61-90 Days	6.1%
91-180 Days	5.4%
More than 180 Days	7.5%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	40 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	52%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	25.2%
Variable Rate Demand Obligations	53.8%
Commercial Paper	5.1%
Fixed Rate Notes	15.9%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

10 Schwab Pennsylvania Municipal Money Fundtm

Performance and Fund Facts as of 6/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Pennsylvania Municipal Money Fund
Sweep
Shares

Ticker Symbol	SWEXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.09%

Seven-Day Effective Yield[1]	0.01%

Seven-Day Taxable Equivalent Effective Yield[1,3]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.51% to the seven-day yield.
[3]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 35.00% and effective Pennsylvania state personal income tax rate of 2.00%. Your tax rate may be different.

Schwab Pennsylvania Municipal Money Fundtm 11

Schwab Massachusetts AMT Tax-Free Money Fund™

The Schwab Massachusetts AMT Tax-Free Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and Massachusetts personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from Massachusetts issuers and municipal agencies around the country, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of Massachusetts. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2013, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced strong demand during the six months, helping to keep yields near record lows. The strong demand represented interest from traditional buyers, and growing demand from non-traditional buyers that usually purchase taxable money market securities. With the supply of taxable money market securities trending lower, many of these non-traditional buyers turned to tax-exempt variable-rate demand obligations (VRDOs) to supplement their investment options. This placed considerable downward pressure on the yields of short-term tax-exempt securities.

Generally improving credit conditions represented another important support for muni securities. Although economic growth across the U.S. has been somewhat slow, credit conditions among many municipalities have benefited from higher personal income and sales tax revenues.

This collective backdrop, combined with the Federal Reserve’s decision to keep short-term interest rates at 0% to 0.25%, translated into historically low yields for muni money market securities. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on muni floating-rate securities—generally ranged between 0.08% and 0.12% for the first part of the report period, rose to 0.23% around tax time, and then trended lower to finish the period at 0.06%.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a weighted average maturity (WAM) that ranged from approximately 35 to 45 days. Within this overall range, the fund’s WAM faced frequent fluctuations that reflected the sporadic nature of muni security issuance in Massachusetts. During the final month of the report period, the fund’s WAM generally rose, finishing at 50 days. Additionally, in an effort to enhance diversification and liquidity in the fund, the investment adviser held out-of-state muni securities that represented less than 10% of the portfolio during the report period.

As of 6/30/13:
 Portfolio Composition By Maturity1

% of investments

1-7 Days	67.6%
8-30 Days	4.5%
31-60 Days	3.7%
61-90 Days	5.5%
91-180 Days	9.4%
More than 180 Days	9.3%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	50 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	29%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	42.2%
Variable Rate Demand Obligations	26.3%
Commercial Paper	2.8%
Fixed Rate Notes	25.1%
Other	3.6%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

12 Schwab Massachusetts AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 6/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Massachusetts AMT Tax-Free Money Fund
Sweep
Shares

Ticker Symbol	SWDXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.09%

Seven-Day Effective Yield[1]	0.01%

Seven-Day Taxable Equivalent Effective Yield[1,3]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.52% to the seven-day yield.
[3]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 35.00% and effective Massachusetts state personal income tax rate of 3.41%. Your tax rate may be different.

Schwab Massachusetts AMT Tax-Free Money Fundtm 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2013 and held through June 30, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/13	at 6/30/13	1/1/13–6/30/13

Schwab New York AMT Tax-Free Money Fundtm
Sweep Shares
Actual Return	0.16%	$1,000.00	$1,000.10	$0.79
Hypothetical 5% Return	0.16%	$1,000.00	$1,024.00	$0.80
Value Advantage Shares®
Actual Return	0.16%	$1,000.00	$1,000.10	$0.79
Hypothetical 5% Return	0.16%	$1,000.00	$1,024.00	$0.80

Schwab New Jersey AMT Tax-Free Money Fundtm
Actual Return	0.18%	$1,000.00	$1,000.10	$0.89
Hypothetical 5% Return	0.18%	$1,000.00	$1,023.90	$0.90

Schwab Pennsylvania Municipal Money Fundtm
Actual Return	0.16%	$1,000.00	$1,000.10	$0.79
Hypothetical 5% Return	0.16%	$1,000.00	$1,024.00	$0.80

Schwab Massachusetts AMT Tax-Free Money Fundtm
Actual Return	0.15%	$1,000.00	$1,000.10	$0.74
Hypothetical 5% Return	0.15%	$1,000.00	$1,024.05	$0.75

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

14 Schwab Municipal Money Funds

Schwab New York AMT Tax-Free Money Fund™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
Sweep Shares	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.02		0.02		0.04		0.13		1.62

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.16	[3,4]	0.20	[4]	0.27	[4]	0.33	[4]	0.55	[4,5]	0.65
Gross operating expenses	0.70	[3]	0.71		0.70		0.70		0.73		0.71
Net investment income (loss)	0.01	[3]	0.01		0.01		0.01		0.11		1.60
Net assets, end of period ($ x 1,000,000)	1,669		1,793		1,624		1,545		1,622		1,786

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
Value Advantage Shares	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.02		0.02		0.04		0.23		1.82

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.16	[3,4]	0.20	[4]	0.27	[4]	0.33	[4]	0.45	[4,5]	0.45
Gross operating expenses	0.57	[3]	0.58		0.57		0.57		0.60		0.58
Net investment income (loss)	0.01	[3]	0.01		0.01		0.01		0.22		1.79
Net assets, end of period ($ x 1,000,000)	291		319		399		531		870		1,349

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5 The ratio of net operating expenses would have been 0.52% for Sweep Shares and 0.42% for Value Advantage Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 15

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

30.7%	Fixed-Rate Securities	601,163,742	601,163,742
69.9%	Variable-Rate Securities	1,371,320,000	1,371,320,000

100.6%	Total Investments	1,972,483,742	1,972,483,742
(0.6%)	Other Assets and Liabilities, Net		(12,340,432)

100.0%	Net Assets		1,960,143,310

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 30.7% of net assets

New York 30.7%
Ballston Spa CSD
BAN Series 2013A		0.75%		06/11/14	14,875,000	14,946,424

Beacon
BAN Series 2013A		1.00%		05/30/14	9,000,000	9,046,556

Cheektowaga
BAN 2012		1.00%		07/18/13	12,735,000	12,739,134

Erie Cnty IDA
School Facility RB (Buffalo City SD) Series 2004 (ESCROW)		5.75%		05/01/14	2,075,000	2,170,115

Ithaca
BAN Series 2012		1.00%		08/02/13	12,565,512	12,573,189

Long Island Power Auth
CP Notes Series CP3 (LOC: State Street Bank & Trust Company, NA)		0.14%		08/06/13	4,784,000	4,784,000

Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2004C		5.00%		11/15/13	100,000	101,705

Dedicated Tax Fund Bonds Series 2006A		5.00%		11/15/13	220,000	223,773

Dedicated Tax Fund Refunding Bonds Series 2011A		4.00%		11/15/13	490,000	496,720

Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.14%		09/12/13	12,000,000	12,000,000

State Service Contract Bonds Series 2002B		5.50%		07/01/13	1,180,000	1,180,000

Monroe Cnty IDA
RB (Univ of Rochester) Series 2011A&B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		10/09/13	7,495,000	7,495,000

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2004H		5.25%		11/15/13	100,000	101,821

Sales Tax Secured Bonds Series 2005D		5.00%		11/15/13	125,000	127,089

Sales Tax Secured Bonds Series 2009A		5.00%		11/15/13	100,000	101,745

Nassau Health Care Corp
Bonds Series 2009C2 (LOC: Wells Fargo Bank, NA)		0.17%		07/07/13	11,100,000	11,100,000

16 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New York City
GO Bonds Fiscal 2004 Series G		5.00%		08/01/13	3,385,000	3,398,381

GO Bonds Fiscal 2004 Series I		5.00%		08/01/13	1,805,000	1,812,161

GO Bonds Fiscal 2005 Series B		4.00%		08/01/13	100,000	100,307

GO Bonds Fiscal 2005 Series G		5.00%		12/01/13	150,000	152,921

GO Bonds Fiscal 2005 Series O		5.00%		06/01/14	200,000	208,257

GO Bonds Fiscal 2005 Series P		5.00%		08/01/13	3,765,000	3,780,376

GO Bonds Fiscal 2006 Series A		5.00%		08/01/13	350,000	351,412

GO Bonds Fiscal 2006 Series C		3.63%		08/01/13	260,000	260,716

GO Bonds Fiscal 2006 Series C (ESCROW)		3.63%		08/01/13	125,000	125,344

GO Bonds Fiscal 2006 Series E1		5.00%		08/01/13	840,000	843,297

GO Bonds Fiscal 2006 Series G		5.00%		08/01/13	1,590,000	1,596,375

GO Bonds Fiscal 2007 Series A		4.50%		08/01/13	300,000	301,064

GO Bonds Fiscal 2007 Series A		5.00%		08/01/13	1,200,000	1,204,762

GO Bonds Fiscal 2007 Series C1		5.00%		01/01/14	445,000	455,092

GO Bonds Fiscal 2008 Series A1		4.00%		08/01/13	300,000	300,907

GO Bonds Fiscal 2008 Series A1		4.50%		08/01/13	615,000	617,115

GO Bonds Fiscal 2008 Series A1		5.00%		08/01/13	500,000	501,975

GO Bonds Fiscal 2008 Series E		5.00%		08/01/13	900,000	903,627

GO Bonds Fiscal 2008 Series H		4.00%		08/01/13	100,000	100,299

GO Bonds Fiscal 2008 Series I1		3.50%		02/01/14	250,000	254,520

GO Bonds Fiscal 2008 Series K		4.00%		08/01/13	100,000	100,305

GO Bonds Fiscal 2009 Series A1		5.00%		08/15/13	550,000	553,114

GO Bonds Fiscal 2009 Series B1		3.00%		09/01/13	400,000	401,750

GO Bonds Fiscal 2009 Series C		5.00%		08/01/13	1,905,000	1,912,448

GO Bonds Fiscal 2009 Series D		4.00%		08/01/13	500,000	501,536

GO Bonds Fiscal 2009 Series H1		3.25%		03/01/14	100,000	101,860

GO Bonds Fiscal 2009 Series K		5.00%		08/01/13	500,000	502,033

GO Bonds Fiscal 2010 Series C		5.00%		08/01/13	590,000	592,328

GO Bonds Fiscal 2010 Series E		3.00%		08/01/13	315,000	315,679

GO Bonds Fiscal 2010 Series E		5.00%		08/01/13	445,000	446,753

GO Bonds Fiscal 2010 Series E (ESCROW)		3.00%		08/01/13	475,000	476,119

GO Bonds Fiscal 2010 Series F		5.00%		08/01/13	320,000	321,248

GO Bonds Fiscal 2010 Series F (ESCROW)		5.00%		08/01/13	55,000	55,215

GO Bonds Fiscal 2011 Series B		5.00%		08/01/13	860,000	863,399

GO Bonds Fiscal 2011 Series E		5.00%		08/01/13	1,955,000	1,962,987

GO Bonds Fiscal 2011 Series G		3.00%		08/01/13	375,000	375,816

GO Bonds Fiscal 2012 Series B		2.50%		08/01/13	1,250,000	1,252,374

GO Bonds Fiscal 2012 Series B		4.00%		08/01/13	200,000	200,619

GO Bonds Fiscal 2012 Series G1		5.00%		04/01/14	1,000,000	1,035,734

New York City Housing Development Corp
M/F Housing RB Series 2012D1A (LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	19,995,000	19,995,000

M/F Housing RB Series 2012H		0.35%		11/01/13	1,875,000	1,875,000

New York City Municipal Water Finance Auth
CP Series 1		0.14%		09/05/13	10,000,000	10,000,000

CP Series 6		0.10%		07/11/13	14,600,000	14,600,000

See financial notes 17

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Extendible CP Series 8		0.14%	09/05/13	03/24/14	13,750,000	13,750,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1		5.00%		07/15/13	625,000	626,106

Building Aid RB Fiscal 2007 Series S2		5.00%		01/15/14	3,100,000	3,179,671

Building Aid RB Fiscal 2009 Series S3		3.00%		01/15/14	150,000	152,081

Building Aid RB Fiscal 2009 Series S4		3.25%		01/15/14	150,000	152,260

Building Aid RB Fiscal 2009 Series S4 (GTY/LIQ: Wells Fargo & Co)	a	0.24%		03/06/14	16,435,000	16,435,000

Building Aid RB Fiscal 2009 Series S5 (GTY/LIQ: Wells Fargo & Co)	a	0.24%		03/06/14	15,645,000	15,645,000

Future Tax Secured Refunding Bonds Fiscal 2004 Series D2		5.00%		11/01/13	150,000	152,310

Future Tax Secured Refunding Sr Bonds Fiscal 2005 Series A1		5.00%		11/01/13	175,000	177,689

Future Tax Secured Sub Bonds Fiscal 2010 Series D		5.00%		11/01/13	625,000	634,714

Future Tax Secured Sub Bonds Fiscal 2010 Series I2		4.00%		11/01/13	370,000	374,489

Future Tax Secured Sub Bonds Fiscal 2010 Series I2		5.00%		11/01/13	185,000	187,857

Future Tax Secured Sub Bonds Fiscal 2010 Series I2 (ESCROW)		4.00%		11/01/13	20,000	20,242

Future Tax Secured Sub Bonds Fiscal 2011 Series A3		4.00%		08/01/13	130,000	130,393

Future Tax Secured Sub Bonds Fiscal 2011 Series E	a	5.00%		11/01/13	300,000	304,638

Future Tax Secured Sub Bonds Fiscal 2012 Series A		2.00%		11/01/13	175,000	175,867

Future Tax Secured Sub Bonds Fiscal 2012 Series A		4.00%		11/01/13	770,000	779,342

Future Tax Secured Sub Bonds Fiscal 2012 Series A (ESCROW)		2.00%		11/01/13	25,000	25,124

Future Tax Secured Sub Bonds Fiscal 2012 Series A (ESCROW)		4.00%		11/01/13	100,000	101,213

Future Tax Secured Sub Bonds Fiscal 2012 Series B		5.00%		11/01/13	500,000	507,882

Future Tax Sr Secured Refunding Bonds Fiscal 2006 Series A1		5.00%		11/01/13	550,000	558,464

Recovery Bonds Fiscal 2003 Series 3B1		5.00%		11/01/13	450,000	457,004

New York Liberty Development Corp
Liberty RB (3 World Trade) Series 2010A1 (ESCROW)		0.23%		03/19/14	18,000,000	18,000,000

New York State
GO Bonds Series 2009A		5.00%		02/15/14	800,000	823,474

GO Bonds Series 2011C		5.00%		09/01/13	100,000	100,775

New York State Dormitory Auth
Consolidated Service Contract Refunding RB Series 2009A		3.00%		07/01/13	450,000	450,000

Consolidated Service Contract Refunding RB Series 2009A		4.00%		07/01/13	2,110,000	2,110,000

Consolidated Service Contract Refunding RB Series 2009A		4.00%		07/01/14	1,250,000	1,296,124

Consolidating Service Contract Refunding RB Series 2010		5.00%		07/01/13	330,000	330,000

CP (Cornell Univ)		0.14%		10/02/13	11,140,000	11,140,000

Mental Health Services Facilities Improvement RB Series 2007C		4.00%		02/15/14	200,000	204,451

Mental Health Services Facilities RB Series 2005B		5.00%		02/15/14	235,000	241,644

Mental Health Services Facilities RB Series 2005D1		5.00%		08/15/13	2,400,000	2,413,848

Mental Health Services Facilities RB Series 2005D1		5.00%		02/15/14	725,000	745,877

Mental Health Services Facilities RB Series 2005E		4.50%		02/15/14	250,000	256,360

Mental Health Services Facilities RB Series 2007C		5.00%		08/15/13	735,000	739,211

Mental Health Services Facilities RB Series 2008E		4.00%		08/15/13	565,000	567,547

Mental Health Services Facilities RB Series 2008F		5.00%		02/15/14	125,000	128,565

Mental Health Services Facilities RB Series 2009A1		5.00%		02/15/14	150,000	154,292

Mental Health Services Facilities RB Series 2010A		3.50%		08/15/13	100,000	100,383

RB (Cornell Univ) Series 1990B		4.00%		07/01/13	150,000	150,000

18 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Cornell Univ) Series 2006A		5.00%		07/01/13	360,000	360,000

RB (Winthrop South Nassau Univ Health System) Series 2003A (ESCROW)		6.00%		07/01/13	3,485,000	3,485,000

RB (Winthrop South Nassau Univ Health System) Series 2003B (ESCROW)		5.50%		07/01/13	6,610,000	6,610,000

Refunding RB Series 2011A		5.00%		07/01/13	1,955,000	1,955,000

State Personal Income Tax RB (Economic Development & Housing) Series 2009A		3.00%		12/15/13	400,000	404,715

State Personal Income Tax RB Series 2005F		5.00%		03/15/14	1,000,000	1,033,672

State Personal Income Tax RB Series 2006C		5.00%		12/15/13	495,000	505,241

State Personal Income Tax RB Series 2008A		3.75%		12/15/13	100,000	101,521

State Personal Income Tax RB Series 2008A		5.00%		12/15/13	100,000	102,112

State Personal Income Tax RB Series 2008A		5.00%		03/15/14	325,000	335,512

State Personal Income Tax RB Series 2008B		4.00%		03/15/14	250,000	256,496

State Personal Income Tax RB Series 2009A		5.00%		02/15/14	350,000	360,157

State Personal Income Tax RB Series 2010A		4.00%		02/15/14	100,000	102,201

State Personal Income Tax RB Series 2010F		5.00%		02/15/14	325,000	334,358

State Personal Income Tax RB Series 2011A		5.00%		03/15/14	475,000	490,295

State Personal Income Tax RB Series 2011C		4.00%		03/15/14	315,000	323,027

New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2002L		5.00%		11/15/13	500,000	508,853

State Clean Water & Drinking Water Revolving Funds RB Series 2007A		3.63%		06/15/14	100,000	103,146

State Clean Water & Drinking Water Revolving Funds Sub RB Series 2010A		2.00%		06/15/14	100,000	101,570

State Personal Income Tax RB Series 2004A		5.25%		12/15/13	200,000	204,482

State Personal Income Tax RB Series 2006A		5.00%		12/15/13	525,000	536,139

State Personal Income Tax RB Series 2009A		3.50%		12/15/13	150,000	152,085

State Revolving Funds RB Series 2010C		3.00%		04/15/14	175,000	178,648

New York State HFA
Consolidated Service Contract Refunding RB Series 2011A		2.00%		09/15/13	1,500,000	1,505,265

Consolidated Service Contract Refunding RB Series 2011A		5.00%		09/15/13	2,500,000	2,524,272

New York State Local Government Assistance Corp
Refunding Bonds Sub Lien Series 2010A		5.00%		04/01/14	300,000	310,376

Refunding Bonds Sub Lien Series 2010B		5.00%		04/01/14	100,000	103,426

New York State Mortgage Agency
Homeowner Mortgage RB Series 164		0.70%		10/01/13	995,000	996,089

Mortgage RB Series 47		1.50%		04/01/14	500,000	504,299

New York State Power Auth
CP Series 1 & 2		0.12%		08/06/13	24,000,000	24,000,000

CP Series 1 & 2		0.13%		08/06/13	24,593,000	24,593,000

CP Series 1 & 2		0.12%		08/07/13	25,000,000	25,000,000

CP Series 1 & 2		0.12%		08/09/13	6,700,000	6,700,000

CP Series 1 & 2		0.14%		09/12/13	3,700,000	3,700,000

CP Series 1 & 2		0.14%		09/16/13	10,000,000	10,000,000

See financial notes 19

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB Series 2002A		5.00%		11/15/13	300,000	305,188

New York State Thruway Auth
BAN Series 2013A (LOC: Barclays Bank Plc)	b	1.00%	07/31/13	09/30/13	20,000,000	20,012,793

General RB Series H (GTY/LIQ: US Bank, NA)	a	0.30%		10/17/13	19,420,000	19,420,000

Local Highway & Bridge Service Contract Bonds Series 2008		5.00%		04/01/14	350,000	362,005

Local Highway & Bridge Service Contract Bonds Series 2012A		4.00%		04/01/14	500,000	513,589

Second General Highway & Bridge Trust Fund Bonds Series 2005B		5.00%		04/01/14	11,130,000	11,523,313

Second General Highway & Bridge Trust Fund Bonds Series 2006		4.00%		04/01/14	100,000	102,574

Second General Highway & Bridge Trust Fund Bonds Series 2006A		5.00%		04/01/14	365,000	377,539

Second General Highway & Bridge Trust Fund Bonds Series 2008A		5.00%		04/01/14	150,000	155,189

Second General Highway & Bridge Trust Fund Bonds Series 2008B		4.00%		04/01/14	300,000	308,062

Second General Highway & Bridge Trust Fund Bonds Series 2009A1		4.00%		04/01/14	100,000	102,654

Second General Highway & Bridge Trust Fund Bonds Series 2009B		5.00%		04/01/14	250,000	258,613

Second General Highway & Bridge Trust Fund Bonds Series 2010A		5.00%		04/01/14	3,535,000	3,661,410

Second General Highway & Bridge Trust Fund Bonds Series 2012A		3.00%		04/01/14	100,000	101,904

Second General Highway & Bridge Trust Fund Bonds Series 2012A		5.00%		04/01/14	14,360,000	14,872,590

State Personal Income Tax RB Series 2005A		5.00%		03/15/14	180,000	185,817

State Personal Income Tax RB Series 2006A		5.00%		03/15/14	150,000	154,797

State Personal Income Tax RB Series 2008A		3.00%		03/15/14	100,000	101,792

State Personal Income Tax RB Series 2008A		4.00%		03/15/14	100,000	102,532

State Personal Income Tax RB Series 2010A		5.00%		03/15/14	700,000	723,035

New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2011A		5.00%		06/01/14	460,000	479,249

New York State Urban Development Corp
Correctional Capital Facilities Refunding RB Series 1993A		5.25%		01/01/14	1,070,000	1,096,762

Service Contract Refunding RB Series 2005A		5.00%		01/01/14	550,000	562,680

Service Contract Refunding RB Series 2005B		5.00%		01/01/14	350,000	358,055

Service Contract Refunding RB Series 2007A		5.00%		01/01/14	600,000	614,031

Service Contract Refunding RB Series 2008D		5.00%		01/01/14	370,000	378,563

Service Contract Refunding RB Series 2010A1		4.00%		01/01/14	100,000	101,774

Service Contract Refunding RB Series 2010B		5.00%		01/01/14	600,000	613,979

State Personal Income Tax RB Series 2004A1		5.00%		03/15/14	250,000	258,099

State Personal Income Tax RB Series 2005B		4.00%		03/15/14	100,000	102,495

State Personal Income Tax RB Series 2008A1		5.00%		12/15/13	100,000	102,060

State Personal Income Tax RB Series 2009A1		5.00%		12/15/13	800,000	816,979

State Personal Income Tax RB Series 2009C		3.00%		12/15/13	125,000	126,509

State Personal Income Tax RB Series 2009C		5.00%		12/15/13	1,900,000	1,941,220

Port Auth of New York & New Jersey
CP Series B		0.16%		08/07/13	5,000,000	5,000,000

Saratoga Cnty
BAN 2013		0.75%		06/06/14	18,500,000	18,582,373

Schenectady City SD
GO BAN Series 2013A		0.75%		05/23/14	13,070,264	13,095,713

Sullivan Cnty
GO TAN 2013		0.75%		03/07/14	9,500,000	9,523,186

Tarrytown
BAN Series 2012B		2.00%		10/18/13	11,000,000	11,056,994

20 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Tarrytowns UFSD
GO BAN 2013		0.75%		02/13/14	20,295,000	20,360,434

Triborough Bridge & Tunnel Auth
General RB Series 2008C		5.00%		11/15/13	1,825,000	1,856,853

General Refunding RB Series 2011		4.00%		01/01/14	375,000	381,795

Ulster Cnty
GO BAN Series 2012A		1.00%		11/15/13	3,255,000	3,262,905

GO BAN Series 2012B		0.75%		11/29/13	14,225,000	14,252,541

Vestal
BAN 2013		0.75%		05/16/14	9,320,000	9,352,419

Victor CSD
BAN 2012		0.75%		09/27/13	9,000,000	9,009,835

West Seneca
BAN Series 2012		1.00%		08/02/13	15,030,000	15,038,921

West Seneca CSD
BAN 2012		1.00%		11/27/13	11,610,000	11,633,572

Total Fixed-Rate Securities
(Cost $601,163,742)						601,163,742

Variable-Rate Securities 69.9% of net assets

New York 67.9%
Albany IDA
Civic Facility RB (Albany College of Pharmacy) Series 2008A (LOC: TD Bank NA)		0.07%		07/05/13	6,100,000	6,100,000

Amherst Development Corp
Student Housing Facility Refunding RB Series 2010B (LOC: HSBC Bank USA)		0.11%		07/05/13	5,780,000	5,780,000

Amherst IDA
Civic Facility RB (Daemen College) Series 2006B (LOC: Manufacturers & Traders Trust Co)		0.11%		07/05/13	3,545,000	3,545,000

Chautauqua Cnty IDA
Civic Facility RB (Jamestown Center City Development Corp) Series 2000A (LOC: Manufacturers & Traders Trust Co)		0.09%		07/05/13	11,010,000	11,010,000

Colonie Local Development Corp
RB (Shaker Point at Carondelet) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.06%		07/05/13	10,000,000	10,000,000

East Rochester Housing Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.09%		07/05/13	13,765,000	13,765,000

Lancaster IDA
Civic Facility RB (2000 GreenField Manor) (LOC: Manufacturers & Traders Trust Co)		0.12%		07/05/13	9,535,000	9,535,000

Madison Cnty IDA
Civic Facility RB (Colgate Univ) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	6,000,000	6,000,000

Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2002B1 (LOC: State Street Bank & Trust Company, NA)		0.05%		07/05/13	18,890,000	18,890,000

Dedicated Tax Fund Bonds Series 2004B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	8,055,000	8,055,000

Dedicated Tax Fund Bonds Series 2006B (LIQ: Citibank, NA)	a	0.07%		07/05/13	13,000,000	13,000,000

See financial notes 21

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Dedicated Tax Fund Refunding Bonds Series 2008B1 (LOC: Bank of Nova Scotia)		0.05%		07/05/13	3,005,000	3,005,000

Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: Barclays Bank Plc)	a	0.07%		07/05/13	4,000,000	4,000,000

Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: Citibank, NA)	a	0.07%		07/05/13	8,000,000	8,000,000

Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: Credit Suisse AG)	a	0.08%		07/05/13	6,665,000	6,665,000

Transportation RB Series 2005B (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	4,995,000	4,995,000

Transportation RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		07/05/13	26,000,000	26,000,000

Monroe Cnty IDA
Civic Facility RB (Cherry Ridge Apts) Series 2005 (LOC: HSBC Bank USA)		0.08%		07/05/13	2,740,000	2,740,000

Civic Facility RB Series 2004 (LOC: Manufacturers & Traders Trust Co)		0.16%		07/05/13	1,565,000	1,565,000

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008B (LIQ: Sumitomo Mitsui Banking Corp)		0.05%		07/05/13	25,025,000	25,025,000

Sales Tax Secured Bonds Series 2008D1 (LIQ: Bank of New York Mellon)		0.07%		07/05/13	14,000,000	14,000,000

Nassau Cnty Local Economic Assistance Corp
RB Series 2011A (LOC: TD Bank NA)		0.06%		07/05/13	5,000,000	5,000,000

New York City
GO Bonds Fiscal 1993 Series E2 (LOC: JPMorgan Chase Bank, NA)		0.06%		07/01/13	3,900,000	3,900,000

GO Bonds Fiscal 1994 Series A6 (LOC: Landesbank Hessen-Thuringen Girozentrale)		0.07%		07/05/13	3,300,000	3,300,000

GO Bonds Fiscal 1994 Series A7 (LOC: JPMorgan Chase Bank, NA)		0.06%		07/01/13	2,900,000	2,900,000

GO Bonds Fiscal 1994 Series E4 (LOC: BNP Paribas)		0.04%		07/01/13	10,200,000	10,200,000

GO Bonds Fiscal 2003 Series C3A (LIQ: Bank of Nova Scotia)		0.05%		07/05/13	52,285,000	52,285,000

GO Bonds Fiscal 2003 Series C4 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		07/05/13	8,000,000	8,000,000

GO Bonds Fiscal 2004 Series H1 (LOC: Bank of New York Mellon)		0.04%		07/01/13	1,880,000	1,880,000

GO Bonds Fiscal 2004 Series J (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	7,670,000	7,670,000

GO Bonds Fiscal 2005 Series G (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		07/05/13	3,990,000	3,990,000

GO Bonds Fiscal 2005 Series J (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	4,895,000	4,895,000

GO Bonds Fiscal 2005 Series O (LIQ: Citibank, NA)	a	0.06%		07/05/13	2,000,000	2,000,000

GO Bonds Fiscal 2006 Series F4A (LOC: Sumitomo Mitsui Banking Corp)		0.05%		07/05/13	2,500,000	2,500,000

GO Bonds Fiscal 2006 Series F4B (LOC: Union Bank, NA)		0.06%		07/05/13	5,000,000	5,000,000

GO Bonds Fiscal 2008 Series D4 (LIQ: Credit Agricole Corporate and Investment Bank)		0.10%		07/05/13	5,450,000	5,450,000

GO Bonds Fiscal 2008 Series E (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/05/13	18,695,000	18,695,000

GO Bonds Fiscal 2008 Series L1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	6,660,000	6,660,000

GO Bonds Fiscal 2009 Series B1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	3,500,000	3,500,000

GO Bonds Fiscal 2009 Series I1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	14,740,000	14,740,000

22 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2009 Series J1 (LIQ: Citibank, NA)	a	0.06%		07/05/13	11,900,000	11,900,000

GO Bonds Fiscal 2012 Series A5 (LIQ: Bank of Nova Scotia)		0.04%		07/01/13	8,490,000	8,490,000

GO Bonds Fiscal 2012 Series D3 (LOC: Bank of New York Mellon)		0.04%		07/01/13	11,695,000	11,695,000

GO Bonds Fiscal 2012 Series G1 (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	3,535,000	3,535,000

GO Bonds Fiscal 2013 Series A1 (LIQ: Citibank, NA)	a	0.07%		07/05/13	6,400,000	6,400,000

GO Bonds Fiscal 2013 Series A5 (LOC: Sumitomo Mitsui Banking Corp)		0.07%		07/05/13	4,500,000	4,500,000

GO Bonds Fiscal 2013 Series D&E (LIQ: Citibank, NA)	a	0.07%		07/05/13	1,000,000	1,000,000

GO Bonds Fiscal 2013 Series F1 (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	7,300,000	7,300,000

New York City Health & Hospitals Corp
Health System Bonds Series 2008C (LOC: TD Bank NA)		0.05%		07/05/13	18,300,000	18,300,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	8,000,000	8,000,000

M/F Housing RB Series 2010B (LIQ: Citibank, NA)	a	0.08%		07/05/13	3,680,000	3,680,000

M/F Mortgage RB (461 Dean St) Series 2012A (LOC: Bank of New York Mellon)		0.05%		07/05/13	7,000,000	7,000,000

M/F Mortgage RB (50th Ave) Series 2013B (LOC: Wells Fargo Bank, NA)		0.06%		07/05/13	15,000,000	15,000,000

M/F Mortgage RB (Elliott Chelsea) Series 2010A (LOC: Freddie Mac)		0.08%		07/05/13	2,800,000	2,800,000

M/F Mortgage RB (Sons of Italy Apts) Series 2008A (LOC: Mizuho Bank Ltd)		0.07%		07/05/13	3,785,000	3,785,000

M/F Rental Housing RB (1133 Manhattan Ave) Series 2012A (LOC: Freddie Mac)		0.07%		07/05/13	9,000,000	9,000,000

M/F Rental Housing RB (90 Washington St) Series 2005A (LOC: Fannie Mae)		0.06%		07/05/13	23,000,000	23,000,000

M/F Rental Housing RB (Lexington Courts) Series 2009A (LOC: Freddie Mac)		0.06%		07/05/13	9,400,000	9,400,000

M/F Rental Housing RB (Royal Charter-East) Series 2005A (LOC: Fannie Mae)		0.05%		07/05/13	11,000,000	11,000,000

New York City IDA
Civic Facility RB (Covenant of the Sacred Heart School of New York) Series 2002 (LOC: Federal Home Loan Bank)		0.13%		07/05/13	5,730,000	5,730,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2005 Series D (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	13,765,000	13,765,000

Water & Sewer System RB Fiscal 2006 Series A (LIQ: US Bank, NA)	a	0.06%		07/05/13	9,865,000	9,865,000

Water & Sewer System RB Fiscal 2007 Series A (LIQ: Bank of America, NA)	a	0.05%		07/05/13	12,250,000	12,250,000

Water & Sewer System RB Fiscal 2008 Series A (LIQ: Branch Banking & Trust Co)	a	0.06%		07/05/13	15,445,000	15,445,000

Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.09%		07/05/13	8,125,000	8,125,000

Water & Sewer System RB Fiscal 2009 Series GG2 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	7,295,000	7,295,000

Water & Sewer System RB Fiscal 2011 Series DD1 (LIQ: TD Bank NA)		0.03%		07/01/13	5,825,000	5,825,000

Water & Sewer System RB Fiscal 2011 Series HH (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	14,700,000	14,700,000

Water & Sewer System RB Fiscal 2012 Series A1 (LIQ: Mizuho Bank Ltd)		0.04%		07/01/13	10,460,000	10,460,000

See financial notes 23

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water & Sewer System RB Fiscal 2012 Series BB (LIQ: Royal Bank of Canada)	a	0.06%		07/05/13	10,515,000	10,515,000

Water & Sewer System RB Fiscal 2012 Series FF (LIQ: Wells Fargo Bank, NA)	a	0.06%		07/05/13	7,210,000	7,210,000

Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Barclays Bank Plc)	a	0.07%		07/05/13	8,500,000	8,500,000

Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Wells Fargo Bank, NA)	a	0.06%		07/05/13	8,705,000	8,705,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.07%		07/05/13	2,970,000	2,970,000

Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.08%		07/05/13	8,850,000	8,850,000

Building Aid RB Fiscal 2007 Series S2 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	12,090,000	12,090,000

Building Aid RB Fiscal 2008 Series S1 (LIQ: Citibank, NA)	a	0.09%		07/05/13	6,000,000	6,000,000

Future Tax Secured Bonds Fiscal 2010 Series A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	11,000,000	11,000,000

Future Tax Secured Sub Bonds Fiscal 2007 Series B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	3,495,000	3,495,000

Future Tax Secured Sub Bonds Fiscal 2007 Series C1 (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	6,000,000	6,000,000

Future Tax Secured Sub Bonds Fiscal 2011 Series D1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	3,750,000	3,750,000

Future Tax Secured Sub Bonds Fiscal 2011 Series D1 (LIQ: Wells Fargo Bank, NA)	a	0.06%		07/05/13	2,800,000	2,800,000

Future Tax Secured Sub Bonds Fiscal 2012 Series D1 (LIQ: Wells Fargo Bank, NA)	a	0.06%		07/05/13	9,325,000	9,325,000

Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Barclays Bank Plc)	a	0.07%		07/05/13	21,465,000	21,465,000

Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	11,330,000	11,330,000

Future Tax Secured Sub Bonds Fiscal 2012 Series F1 (LIQ: US Bank, NA)	a	0.06%		07/05/13	20,225,000	20,225,000

Future Tax Secured Sub Bonds Fiscal 2013 Series C4 (LIQ: JPMorgan Chase Bank, NA)		0.06%		07/01/13	6,980,000	6,980,000

Future Tax Secured Sub Bonds Fiscal 2013 Series C5 (LIQ: Sumitomo Mitsui Banking Corp)		0.05%		07/05/13	1,735,000	1,735,000

Future Tax Secured Sub Bonds Fiscal 2013 Series F (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	3,240,000	3,240,000

New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	3,745,000	3,745,000

Refunding RB (American Museum of Natural History) Series 2008B2 (LIQ: Wells Fargo Bank, NA)		0.03%		07/05/13	12,775,000	12,775,000

Refunding RB (Lincoln Center) Series 2008A1 (LOC: JPMorgan Chase Bank, NA)		0.05%		07/01/13	1,680,000	1,680,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	21,850,000	21,850,000

Liberty RB (1 World Trade Center) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	6,360,000	6,360,000

New York State
GO Bonds Series 2013A (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	2,000,000	2,000,000

24 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New York State Dormitory Auth
RB (Columbia Univ) Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.06%		07/05/13	6,000,000	6,000,000

RB (Catholic Health) Series 2006B (LOC: HSBC Bank USA)		0.06%		07/05/13	8,865,000	8,865,000

RB (Columbia Univ) Series 2006A (LIQ: Citibank, NA)	a	0.10%		07/05/13	8,535,000	8,535,000

RB (Cornell Univ) Series 2006A (LIQ: Bank of America, NA)	a	0.08%		07/05/13	9,865,000	9,865,000

RB (Culinary Institute of America) Series 2004C (LOC: TD Bank NA)		0.07%		07/05/13	12,800,000	12,800,000

RB (Culinary Institute of America) Series 2004D (LOC: TD Bank NA)		0.07%		07/05/13	5,975,000	5,975,000

RB (Culinary Institute of America) Series 2006 (LOC: TD Bank NA)		0.07%		07/05/13	3,425,000	3,425,000

RB (NYU) Series 2007A (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	5,600,000	5,600,000

RB (NYU) Series 2009A (LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	25,125,000	25,125,000

State Personal Income Tax RB Series 2005F (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	5,130,000	5,130,000

State Personal Income Tax RB Series 2006C (LIQ: Citibank, NA)	a	0.07%		07/05/13	18,000,000	18,000,000

State Personal Income Tax RB Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	3,000,000	3,000,000

State Personal Income Tax RB Series 2010F (LIQ: Bank of America, NA)	a	0.08%		07/05/13	5,000,000	5,000,000

New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A1 (LOC: Mizuho Bank Ltd)		0.06%		07/05/13	3,000,000	3,000,000

Facilities RB (Consolidated Edison) Series 2005A3 (LOC: Mizuho Bank Ltd)		0.05%		07/05/13	3,000,000	3,000,000

New York State Environmental Facilities Corp
State Revolving Funds RB Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	6,600,000	6,600,000

New York State HFA
Housing RB (10 Liberty St) Series 2003A (LOC: Freddie Mac)		0.05%		07/05/13	25,365,000	25,365,000

Housing RB (100 Maiden Lane) Series 2004A (LOC: Fannie Mae)		0.07%		07/05/13	66,175,000	66,175,000

Housing RB (320 West 38th St) Series 2008A (LOC: Wells Fargo Bank, NA)		0.05%		07/05/13	13,905,000	13,905,000

Housing RB (388 Bridge St) Series 2012A (LOC: Manufacturers & Traders Trust Co)		0.07%		07/05/13	41,000,000	41,000,000

Housing RB (College Arms Apts) Series 2008A (LOC: Freddie Mac)		0.06%		07/05/13	7,590,000	7,590,000

Housing RB (North End Ave) Series 2004A (LOC: Fannie Mae)		0.06%		07/05/13	2,300,000	2,300,000

Housing RB (Related W30th St) Series 2013A (LOC: Wells Fargo Bank, NA)		0.05%		07/05/13	12,955,000	12,955,000

Housing RB (Related-42nd & 10th) Series 2010A (LOC: Freddie Mac)		0.03%		07/05/13	10,000,000	10,000,000

Housing RB (Shore Hill) Series 2008A (LOC: Freddie Mac)		0.06%		07/05/13	6,250,000	6,250,000

New York State Power Auth
RB Series 2007A (LIQ: Citibank, NA)	a	0.10%		07/05/13	3,210,000	3,210,000

New York State Thruway Auth
Second General Highway & Bridge Trust Fund Bonds Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	7,500,000	7,500,000

State Personal Income Tax RB Series 2012A (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	9,000,000	9,000,000

See financial notes 25

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New York State Urban Development Corp
Service Contract Refunding RB Series 2008B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	7,310,000	7,310,000

State Personal Income Tax RB Series 2005B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	9,195,000	9,195,000

State Personal Income Tax RB Series 2007B (LIQ: Barclays Bank Plc)	a	0.07%		07/05/13	6,500,000	6,500,000

State Personal Income Tax RB Series 2009A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	4,995,000	4,995,000

State Personal Income Tax RB Series 2009B1 (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	5,000,000	5,000,000

State Personal Income Tax RB Series 2013A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	4,700,000	4,700,000

Onondaga Cnty Trust for Cultural Resources
RB (Syracuse Univ) Series 2010A (LOC: Wells Fargo Bank, NA)		0.03%		07/05/13	14,400,000	14,400,000

Port Auth of New York & New Jersey
Consolidated Bonds 140th Series (GTY/LIQ: US Bank, NA)	a	0.06%		07/05/13	5,215,000	5,215,000

Consolidated Bonds 144th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	750,000	750,000

Consolidated Bonds 148th Series (LIQ: Citibank, NA)	a	0.07%		07/05/13	5,540,000	5,540,000

Consolidated Bonds 148th Series (LIQ: Morgan Stanley Bank NA)	a	0.09%		07/05/13	13,000,000	13,000,000

Rockland Cnty IDA
RB (Assisted Living At Northern Riverview) Series 1999 (LOC: Manufacturers & Traders Trust Co)		0.16%		07/05/13	8,365,000	8,365,000

Sales Tax Asset Receivable Corp
RB Fiscal 2005 Series A (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	6,665,000	6,665,000

RB Fiscal 2005 Series A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	2,415,000	2,415,000

Schenectady IDA
RB (Sunnyview Hospital & Rehabilitation Center) Series 2003A (LOC: Manufacturers & Traders Trust Co)		0.11%		07/05/13	6,450,000	6,450,000

RB (Sunnyview Hospital & Rehabilitation Center) Series 2003B (LOC: Manufacturers & Traders Trust Co)		0.11%		07/05/13	3,950,000	3,950,000

Suffolk County IDA
Civic Facility RB (Guide Dog Foundation for the Blind) Series 2001 (LOC: JPMorgan Chase Bank, NA)		0.09%		07/05/13	4,130,000	4,130,000

Syracuse IDA
Civic Facility RB (Syracuse Univ) Series 2005B (LOC: JPMorgan Chase Bank, NA)		0.05%		07/05/13	3,240,000	3,240,000

Civic Facility Refunding RB (Crouse Health) Series 2003A (LOC: HSBC Bank USA)		0.06%		07/05/13	8,145,000	8,145,000

Triborough Bridge & Tunnel Auth
General RB Series 2003B2 (LOC: Cal St Teachers Retirement Sys)		0.06%		07/05/13	3,225,000	3,225,000

General RB Series 2008C (LIQ: Bank of America, NA)	a	0.08%		07/05/13	3,000,000	3,000,000

General RB Series 2009A2 (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	6,500,000	6,500,000

General Refunding RB Series 2012B (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	9,750,000	9,750,000

Westchester Cnty IDA
Civic Facility RB (Catharine Field Home) Series 2001 (LOC: RBS Citizens NA)		0.09%		07/05/13	6,615,000	6,615,000

						1,332,305,000

26 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Puerto Rico 2.0%
Puerto Rico
Refunding Bonds Series 2003C5-2 (LOC: Barclays Bank Plc)		0.06%		07/05/13	16,000,000	16,000,000

Puerto Rico Highway & Transportation Auth
Transportation RB Series A (LOC: Bank of Nova Scotia)		0.05%		07/05/13	1,950,000	1,950,000

Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.11%		07/05/13	14,365,000	14,365,000

Sr Sales Tax RB Series 2009C (LIQ: Citibank, NA)	a	0.09%		07/05/13	6,700,000	6,700,000

						39,015,000

Total Variable-Rate Securities
(Cost $1,371,320,000)						1,371,320,000

End of Investments.

At 06/30/2013, the tax basis cost of the fund’s investments was $1,972,483,742.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $757,009,638 or 38.6% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $20,012,793 or 1.0% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

At June 30, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

See financial notes 27

 Schwab New York AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments, at cost and value (Note 2a)		$1,972,483,742
Cash		38,188
Receivables:
Investments sold		10,704,016
Interest	+	3,198,656

Total assets		1,986,424,602

Liabilities

Payables:
Investments bought		25,605,764
Investment adviser and administrator fees		11,175
Trustees’ fees		68
Fund shares redeemed		623,500
Distributions to shareholders		7,054
Accrued expenses	+	33,731

Total liabilities		26,281,292

Net Assets

Total assets		1,986,424,602
Total liabilities	−	26,281,292

Net assets		$1,960,143,310

Net Assets by Source
Capital received from investors		1,959,885,974
Distribution in excess of net investment income		(15)
Net realized capital gains		257,351

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$1,668,827,030		1,667,333,757		$1.00
Value Advantage Shares	$291,316,280		291,044,366		$1.00

28 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Interest		$1,738,859

Expenses

Investment adviser and administrator fees		3,353,236
Shareholder service fees:
Sweep Shares		2,969,122
Value Advantage Shares		336,767
Portfolio accounting fees		60,583
Custodian fees		23,886
Registration fees		23,384
Professional fees		21,880
Trustees’ fees		16,189
Shareholder reports		14,755
Transfer agent fees		14,607
Interest expense		835
Other expenses	+	21,758

Total expenses		6,857,002
Expense reduction by CSIM and its affiliates	−	5,218,122
Custody credits	−	70

Net expenses	−	1,638,810

Net investment income		100,049

Realized Gains (Losses)

Net realized gains on investments		257,351

Increase in net assets resulting from operations		$357,400

See financial notes 29

 Schwab New York AMT Tax-Free Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$100,049	$201,673
Net realized gains	+	257,351	295,450

Increase in net assets from operations		357,400	497,123

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(84,768)	(164,338)
Value Advantage Shares	+	(15,296)	(37,335)

Total distributions from net investment income		(100,064)	(201,673)

Distributions from net realized gains
Sweep Shares		—	(143,350)
Value Advantage Shares	+	—	(25,463)

Total distributions from net realized gains		—	(168,813)

Total distributions		(100,064)	(370,486)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		2,374,645,115	4,926,798,360
Value Advantage Shares	+	31,315,525	51,445,111

Total shares sold		2,405,960,640	4,978,243,471

Shares Reinvested
Sweep Shares		76,102	303,485
Value Advantage Shares	+	13,040	56,000

Total shares reinvested		89,142	359,485

Shares Redeemed
Sweep Shares		(2,499,428,155)	(4,757,774,496)
Value Advantage Shares	+	(58,930,066)	(131,360,532)

Total shares redeemed		(2,558,358,221)	(4,889,135,028)

Net transactions in fund shares		(152,308,439)	89,467,928

Net Assets

Beginning of period		2,112,194,413	2,022,599,848
Total increase or decrease	+	(152,051,103)	89,594,565

End of period		$1,960,143,310	$2,112,194,413

Net investment income not yet distributed/Distributions in excess of net investment income		($15)	$—

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

30 See financial notes

Schwab New Jersey AMT Tax-Free Money Fund™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.01		0.02		0.02		0.09		1.66

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.18	[3,4]	0.21	[4]	0.26	[4]	0.33	[4]	0.56	[4,5]	0.64
Gross operating expenses	0.73	[3]	0.74		0.74		0.73		0.76		0.74
Net investment income (loss)	0.01	[3]	0.01		0.01		0.01		0.08		1.63
Net assets, end of period ($ x 1,000,000)	626		635		596		635		721		835

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5 The ratio of net operating expenses would have been 0.53% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 31

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

32.8%	Fixed-Rate Securities	205,204,410	205,204,410
69.8%	Variable-Rate Securities	436,935,000	436,935,000

102.6%	Total Investments	642,139,410	642,139,410
(2.6%)	Other Assets and Liabilities, Net		(16,270,168)

100.0%	Net Assets		625,869,242

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 32.8% of net assets

New Jersey 31.2%
East Brunswick
BAN		1.50%		01/03/14	4,150,000	4,169,234

Elizabeth
Sewer Utility BAN Series 2013		1.00%		04/11/14	6,000,000	6,028,814

Fair Lawn Borough
BAN		1.00%		09/20/13	6,200,000	6,209,452

Fort Lee Borough
BAN Series 2012		0.75%		08/16/13	5,900,000	5,903,108

Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2003A		5.50%		11/01/13	1,335,000	1,357,801

Hamilton Township
BAN Series 2013A&B		0.75%		06/12/14	6,280,000	6,308,474

Hudson Cnty
BAN		1.00%		12/06/13	800,000	801,653

Hudson Cnty Improvement Auth
Cnty Guaranteed Pooled Notes Series 2012O1		1.13%		12/20/13	7,500,000	7,521,948

Jefferson Township
BAN		1.25%		06/26/14	4,000,000	4,040,123

Middlesex Cnty
GO Refunding Bonds Series 2010		4.00%		12/15/13	510,000	518,592

Middlesex Cnty Improvement Auth
Capital Equipment RB Series 2010		4.00%		09/15/13	150,000	151,120

Capital Equipment RB Series 2012		1.25%		09/15/13	1,200,000	1,202,065

Lease Refunding RB Series 2010		4.00%		07/01/13	500,000	500,000

Lease Refunding RB Series 2010		2.00%		07/01/14	430,000	437,235

New Jersey
COP Series 2004A		5.00%		06/15/14	2,900,000	3,027,477

GO Bonds		5.50%		08/01/13	100,000	100,426

32 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Refunding Bonds Series H		4.10%		07/01/13	500,000	500,000

GO Refunding Bonds Series H		5.25%		07/01/13	250,000	250,000

GO Refunding Bonds Series H		5.25%		07/01/14	615,000	645,384

GO Refunding Bonds Series L		5.25%		07/15/13	3,450,000	3,456,658

GO Refunding Bonds Series M		5.50%		07/15/13	200,000	200,389

GO Refunding Bonds Series N		5.50%		07/15/13	1,075,000	1,077,147

New Jersey Building Auth
State Building RB Series 2004B		5.25%		12/15/13	415,000	423,980

State Building Refunding RB Series 2011A		5.00%		06/15/14	900,000	939,907

New Jersey Economic Development Auth
Cigarette Tax RB Series 2004 (ESCROW)		5.75%		06/15/14	2,800,000	2,947,633

New Jersey Educational Facilities Auth
Refunding RB (New Jersey Institute of Technology) Series 2004B (ESCROW)		5.00%		01/01/14	2,410,000	2,467,520

New Jersey Health Care Facilities Financing Auth
RB (Atlantic Health) Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		10/09/13	12,445,000	12,445,000

RB (Capital Health) Series 2003A (ESCROW)		5.00%		07/01/13	750,000	750,000

RB (Capital Health) Series 2003A (ESCROW)		5.38%		07/01/13	2,820,000	2,820,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C		5.50%		12/15/13	1,165,000	1,192,166

Transportation System Bonds Series 2003A		5.50%		12/15/13	1,300,000	1,330,145

Transportation System Bonds Series 2004B		5.25%		12/15/13	1,010,000	1,032,213

Transportation System Bonds Series 2005A		5.25%		12/15/13	4,900,000	5,007,696

Transportation System Bonds Series 2005B		5.25%		12/15/13	5,695,000	5,821,064

Transportation System Bonds Series 2005B&2006A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		10/24/13	11,800,000	11,800,000

Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	13,710,000	13,710,000

Transportation System Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	14,950,000	14,950,000

Parsippany-Troy Hills Township
BAN Series 2012		0.75%		10/04/13	6,200,000	6,208,036

Port Auth of New York & New Jersey
Consolidated Bonds 155th Series		2.00%		10/01/13	350,000	351,378

CP Series B		0.17%		07/10/13	9,010,000	9,010,000

CP Series B		0.16%		08/07/13	1,235,000	1,235,000

CP Series B		0.14%		10/01/13	10,010,000	10,010,000

CP Series B		0.14%		10/02/13	10,015,000	10,015,000

Rutgers State Univ
CP Series A&B (LIQ: Wells Fargo Bank, NA)		0.12%		08/12/13	1,630,000	1,630,000

CP Series A&B (LIQ: Wells Fargo Bank, NA)		0.14%		08/13/13	3,000,000	3,000,000

Springfield Township
BAN		1.00%		07/24/13	10,000,000	10,004,014

Teaneck
BAN		0.75%		04/25/14	11,778,024	11,823,027

						195,330,879

See financial notes 33

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Colorado 0.4%
Plaza Metropolitan Distrct No. 1
Public Improvement Fee/Tax Increment RB Series 2003 (ESCROW)		8.00%		06/01/14	2,500,000	2,696,170

Florida 0.2%
Florida State Board of Education
Public Education Capital Outlay Refunding Bonds Series 2005A		5.00%		06/01/14	400,000	417,173

JEA
Electric System Sub RB Series 2009D		5.00%		10/01/13	750,000	758,845

						1,176,018

Illinois 0.1%
Metropolitan Water Reclamation District of Greater Chicago
Unlimited Tax GO Bonds Series July 2011C		3.00%		12/01/13	425,000	429,709

Indiana 0.3%
Posey Cnty
Economic Development Refunding RB (Midwest Fertilizer Corp) Series 2013A (ESCROW)		0.75%		10/17/13	2,000,000	2,000,000

Maryland 0.2%
Maryland Health & Higher Educational Facilities Auth
RB (John Hopkins Univ) Series 2004A (ESCROW)		5.00%		07/01/14	1,000,000	1,045,867

South Carolina 0.0%
South Carolina Public Service Auth
Revenue Obligation Series 2009E		4.00%		01/01/14	200,000	203,589

Texas 0.4%
Crowley ISD
Unlimited Tax Refunding Bonds Series 2013 (GTY: Texas Permanent School Fund)		0.29%		08/01/13	720,000	719,819

San Antonio
Water System Refunding RB Series 2005		5.00%		05/15/14	100,000	103,975

Water System Refunding RB Series 2012A		3.00%		05/15/14	850,000	870,163

Sharyland ISD
Unlimited Tax GO Bonds Series 2006 (GTY: Texas Permanent School Fund)		4.50%		02/15/14	500,000	513,221

						2,207,178

Wyoming 0.0%
Wyoming Community Development Auth
Housing RB Series 2013-2		0.38%		12/01/13	115,000	115,000

Total Fixed-Rate Securities
(Cost $205,204,410)						205,204,410

Variable-Rate Securities 69.8% of net assets

New Jersey 55.6%
Camden Cnty Improvement Auth
Health Care Redevelopment RB (Cooper Health) Series 2004B (LOC: TD Bank NA)		0.05%		07/05/13	3,515,000	3,515,000

34 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Delaware River Port Auth
Refunding RB Series 2010A (LOC: Royal Bank of Canada)		0.05%		07/05/13	4,000,000	4,000,000

Refunding RB Series 2010B (LOC: Barclays Bank Plc)		0.05%		07/05/13	4,000,000	4,000,000

Refunding RB Series 2010C (LOC: Bank of New York Mellon)		0.06%		07/05/13	4,000,000	4,000,000

Essex Cnty Improvement Auth
RB (Jewish Community Center of MetroWest) Series 2005 (LOC: Wells Fargo Bank, NA)		0.03%		07/05/13	2,655,000	2,655,000

Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2003B (LIQ: Deutsche Bank AG)	a	0.12%		07/05/13	6,905,000	6,905,000

Open Space & Farmland Preservation Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	8,275,000	8,275,000

New Jersey Building Auth
State Building RB Series 2003A1 (LOC: Barclays Bank Plc)		0.05%		07/05/13	7,500,000	7,500,000

State Building RB Series 2003A3 (LOC: Barclays Bank Plc)		0.05%		07/05/13	11,800,000	11,800,000

State Building RB Series 2003A4 (LOC: Barclays Bank Plc)		0.05%		07/05/13	9,060,000	9,060,000

New Jersey Economic Development Auth
Motor Vehicle Surcharge RB Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.08%		07/05/13	5,715,000	5,715,000

RB (Applewood Estates) Series 2005B (LOC: TD Bank NA)		0.06%		07/05/13	12,000,000	12,000,000

RB (Cooper Health) Series 2008A (LOC: TD Bank NA)		0.05%		07/05/13	3,800,000	3,800,000

RB (Crane’s Mill) Series 2008B (LOC: TD Bank NA)		0.05%		07/05/13	2,190,000	2,190,000

RB (Princeton Day School) Series 2005 (LOC: US Bank, NA)		0.05%		07/05/13	10,000,000	10,000,000

RB (Wyckoff Family YMCA) 2003 (LOC: JPMorgan Chase Bank, NA)		0.08%		07/05/13	4,275,000	4,275,000

Refunding RB (Crane’s Mill) Series 2005B (LOC: TD Bank NA)		0.05%		07/05/13	7,060,000	7,060,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/05/13	11,395,000	11,395,000

New Jersey Health Care Facilities Financing Auth
RB (Atlantic Health) Series 2008C (LOC: JPMorgan Chase Bank, NA)		0.05%		07/05/13	16,545,000	16,545,000

RB (Composite Program) Series 2003A3 (LOC: Wells Fargo Bank, NA)		0.03%		07/05/13	2,700,000	2,700,000

RB (Composite Program) Series 2003AB (LOC: Wells Fargo Bank, NA)		0.03%		07/05/13	8,250,000	8,250,000

RB (Composite Program) Series 2006A3 (LOC: JPMorgan Chase Bank, NA)		0.06%		07/05/13	3,460,000	3,460,000

RB (Composite Program) Series 2006A4 (LOC: Wells Fargo Bank, NA)		0.03%		07/05/13	7,900,000	7,900,000

RB (Composite Program) Series 2006A5 (LOC: Wells Fargo Bank, NA)		0.03%		07/05/13	6,850,000	6,850,000

RB (Hospital Capital Asset Financing Program) Series 1985A (LOC: JPMorgan Chase Bank, NA)		0.07%		07/05/13	11,270,000	11,270,000

RB (Meridian Health) Series 2003A (LOC: JPMorgan Chase Bank, NA)		0.05%		07/05/13	18,800,000	18,800,000

RB (Recovery Management Systems) Series 2005 (LOC: TD Bank NA)		0.05%		07/05/13	2,345,000	2,345,000

RB (Robert Wood Johnson Univ Hospital) Series 2004 (LOC: Wells Fargo Bank, NA)		0.03%		07/05/13	5,700,000	5,700,000

RB (Virtua Health) Series 2004 (LOC: Wells Fargo Bank, NA)		0.03%		07/05/13	7,540,000	7,540,000

RB (Virtua Health) Series 2009B (LOC: JPMorgan Chase Bank, NA)		0.07%		07/01/13	320,000	320,000

RB (Virtua Health) Series 2009D (LOC: TD Bank NA)		0.05%		07/05/13	2,000,000	2,000,000

Refunding RB (Underwood-Memorial Hospital) Series 2008 (LOC: TD Bank NA)		0.05%		07/05/13	8,590,000	8,590,000

See financial notes 35

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New Jersey Housing & Mortgage Finance Agency
M/F RB Series 2008B (LOC: Bank of America, NA)		0.08%		07/05/13	8,705,000	8,705,000

S/F Housing RB Series 2005N (LIQ: Barclays Bank Plc)		0.06%		07/05/13	6,300,000	6,300,000

S/F Housing RB Series 2008BB (LIQ: TD Bank NA)		0.05%		07/05/13	17,000,000	17,000,000

S/F Housing RB Series 2008BB (LIQ: TD Bank NA)		0.06%		07/05/13	3,700,000	3,700,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.10%		07/05/13	14,775,000	14,775,000

Transportation System Bonds Series 2009C (LOC: Wells Fargo Bank, NA)		0.05%		07/05/13	11,000,000	11,000,000

New Jersey Turnpike Auth
RB Series 2009A (LOC: JPMorgan Chase Bank, NA)		0.07%		07/05/13	4,225,000	4,225,000

RB Series 2009B (LOC: PNC Bank NA)		0.05%		07/05/13	12,000,000	12,000,000

Port Auth of New York & New Jersey
Consolidated Bonds 140th Series (GTY/LIQ: US Bank, NA)	a	0.06%		07/05/13	8,610,000	8,610,000

Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.07%		07/05/13	8,740,000	8,740,000

Consolidated Bonds 144th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	1,395,000	1,395,000

Consolidated Bonds 148th Series (LIQ: Citibank, NA)	a	0.07%		07/05/13	5,900,000	5,900,000

Consolidated Bonds 166th Series (LIQ: Barclays Bank Plc)	a	0.07%		07/05/13	2,150,000	2,150,000

Consolidated Bonds 171st Series (LIQ: Citibank, NA)	a	0.07%		07/05/13	2,420,000	2,420,000

Consolidated Bonds 173rd Series (LIQ: Citibank, NA)	a	0.07%		07/05/13	2,500,000	2,500,000

Rutgers State Univ
GO Bonds Series 2009F (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	5,215,000	5,215,000

GO Bonds Series 2009F (LIQ: Royal Bank of Canada)	a	0.06%		07/05/13	6,335,000	6,335,000

GO Refunding Bonds Series 2013J (LIQ: Citibank, NA)	a	0.07%		07/05/13	6,740,000	6,740,000

						348,125,000

Arizona 1.3%
Apache Cnty IDA
IDRB (Tucson Electric Power) Series 1983A (LOC: US Bank, NA)		0.08%		07/05/13	4,060,000	4,060,000

Maricopa Cnty IDA
Sr Living Facilities Refunding RB (Christian Care Retirement Apts) Series 2005A (LOC: Fannie Mae)		0.07%		07/05/13	3,950,000	3,950,000

						8,010,000

Colorado 0.1%
Broomfield Urban Renewal Auth
Tax Increment RB (Event Center) Series 2005 (LOC: BNP Paribas)		0.24%		07/05/13	645,000	645,000

District of Columbia 0.3%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: Bank of America, NA)		0.12%		07/05/13	1,625,000	1,625,000

Georgia 0.9%
Macon Water Auth
Water & Sewer RB Series 2012		0.06%		07/05/13	6,000,000	6,000,000

36 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Hawaii 1.0%
Hawaii State Housing Finance & Development Corp
M/F Housing RB (Lokahi Ka’U) Series 2008 (LOC: Freddie Mac)		0.07%		07/05/13	6,300,000	6,300,000

Illinois 0.8%
Illinois Finance Auth
RB (Fenwick High School) Series 1997 (LOC: PNC Bank NA)		0.07%		07/05/13	2,000,000	2,000,000

RB (Univ of Chicago) Series 2013A (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	3,000,000	3,000,000

						5,000,000

Missouri 0.5%
Missouri Health & Educational Facilities Auth
RB (Ascension Health) Series 2008C4		0.07%		07/05/13	3,400,000	3,400,000

New Hampshire 1.3%
New Hampshire Business Finance Auth
RB (Foundation for Seacoast Health) Series 1998A (LOC: RBS Citizens NA)		0.21%		07/05/13	4,655,000	4,655,000

New Hampshire Health & Education Facilities Auth
RB (St. Anselm College) Series 2008 (LOC: Federal Home Loan Bank)		0.07%		07/05/13	3,500,000	3,500,000

						8,155,000

Pennsylvania 0.3%
Montgomery Cnty IDA
RB (Waverly Heights) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.09%		07/05/13	2,000,000	2,000,000

Puerto Rico 5.9%
Puerto Rico Highway & Transportation Auth
Transportation RB Series A (LOC: Bank of Nova Scotia)		0.05%		07/05/13	15,375,000	15,375,000

Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.11%		07/05/13	4,115,000	4,115,000

Sr Sales Tax RB Series 2009C (LIQ: Citibank, NA)	a	0.09%		07/05/13	10,450,000	10,450,000

Sr Sales Tax RB Series 2011C (LIQ: Citibank, NA)	a	0.08%		07/05/13	6,735,000	6,735,000

						36,675,000

Texas 0.5%
Port of Port Arthur Navigation District
Environmental Facilities RB (Motiva Enterprises) Refunding Series 2010B		0.07%		07/01/13	3,000,000	3,000,000

Washington 1.1%
Washington State Housing Finance Commission
M/F Housing RB (Interurban Sr Living Apts) Series 2012 (LOC: US Bank, NA)		0.07%		07/05/13	5,200,000	5,200,000

Nonprofit RB (Bush School) Series 2006 (LOC: Bank of America, NA)		0.10%		07/05/13	1,500,000	1,500,000

						6,700,000

See financial notes 37

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Wyoming 0.2%
Sweetwater Cnty
Pollution Control Refunding RB (PacifiCorp) Series 1988B (LOC: Royal Bank of Scotland Plc)		0.07%		07/01/13	1,300,000	1,300,000

Total Variable-Rate Securities
(Cost $436,935,000)						436,935,000

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $642,139,410.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $174,275,000 or 27.8% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

At June 30, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

38 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments, at cost and value (Note 2a)		$642,139,410
Cash		7,284
Receivables:
Investments sold		2,825,000
Interest		856,730
Prepaid expenses	+	283

Total assets		645,828,707

Liabilities

Payables:
Investments bought		19,925,847
Shareholder services fees		4,025
Trustees’ fees		43
Distributions to shareholders		2,241
Accrued expenses	+	27,309

Total liabilities		19,959,465

Net Assets

Total assets		645,828,707
Total liabilities	−	19,959,465

Net assets		$625,869,242

Net Assets by Source
Capital received from investors		625,854,284
Net realized capital gains		14,958

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$625,869,242		625,225,967		$1.00

See financial notes 39

 Schwab New Jersey AMT Tax-Free Money Fund

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Interest		$577,475

Expenses

Investment adviser and administrator fees		1,089,503
Shareholder service fees		1,089,503
Portfolio accounting fees		38,786
Trustees’ fees		14,182
Professional fees		12,931
Registration fees		11,841
Custodian fees		8,283
Transfer agent fees		7,830
Shareholder reports		6,078
Interest expense		314
Other expenses	+	6,607

Total expenses		2,285,858
Expense reduction by CSIM and its affiliates	−	1,739,462
Custody credits	−	18

Net expenses	−	546,378

Net investment income		31,097

Realized Gains (Losses)

Net realized gains on investments		14,958

Increase in net assets resulting from operations		$46,055

40 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$31,097	$60,127
Net realized gains	+	14,958	41,652

Increase in net assets from operations		46,055	101,779

Distributions to Shareholders

Distributions from net investment income		(31,097)	(60,127)
Distributions from net realized gains	+	—	(12,677)

Total distributions		(31,097)	(72,804)

Transactions in Fund Shares*

Shares sold		724,426,624	1,377,163,481
Shares reinvested		27,847	71,150
Shares redeemed	+	(733,122,082)	(1,339,212,655)

Net transactions in fund shares		(8,667,611)	38,021,976

Net Assets

Beginning of period		634,521,895	596,470,944
Total increase or decrease	+	(8,652,653)	38,050,951

End of period		$625,869,242	$634,521,895

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 41

Schwab Pennsylvania Municipal Money Fund™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1]	0.00	[1]	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)
Distributions from net realized gains	—		(0.00)[1]		—		(0.00)[1]		(0.00)[1]		—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.01		0.01		0.04		0.19		1.74

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.16	[3,4]	0.20	[3]	0.28	[3]	0.36	[3]	0.59	[3,5]	0.65
Gross operating expenses	0.74	[4]	0.75		0.74		0.74		0.76		0.75
Net investment income (loss)	0.01	[4]	0.01		0.01		0.01		0.20		1.71
Net assets, end of period ($ x 1,000,000)	504		552		485		465		529		631

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
4 Annualized.
5 The ratio of net operating expenses would have been 0.56% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

42 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

27.3%	Fixed-Rate Securities	137,416,696	137,416,696
72.5%	Variable-Rate Securities	365,521,982	365,521,982

99.8%	Total Investments	502,938,678	502,938,678
0.2%	Other Assets and Liabilities, Net		959,153

100.0%	Net Assets		503,897,831

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 27.3% of net assets

Pennsylvania 24.4%
Allegheny Cnty Hospital Development Auth
Health Center Refunding RB (Univ of Pittsburgh Medical Center) Series 1998B		5.25%		11/01/13	4,440,000	4,514,382

RB (Univ of Pittsburgh Medical Center) Series 2008A		5.00%		09/01/13	2,195,000	2,212,592

RB (Univ of Pittsburgh Medical Center) Series 2008B		5.00%		06/15/14	1,000,000	1,045,233

Allegheny Cnty IDA
RB (St. Joseph High School) Series 2009 (LOC: PNC Bank NA)		0.40%		12/01/13	6,000,000	6,000,000

Chester Cnty IDA
RB (Collegium Charter School) Series 2004A (ESCROW)		5.00%		04/15/14	1,050,000	1,099,951

Franklin Cnty IDA
RB (Chambersburg Hospital) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		09/05/13	9,880,000	9,880,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2011A1 (LIQ: Wells Fargo Bank, NA)	a	0.20%		09/05/13	4,795,000	4,795,000

Montgomery Cnty
TRAN Series 2013		1.25%		12/31/13	2,500,000	2,513,031

Pennsylvania
GO Bonds First Refunding Series 2002		5.50%		02/01/14	175,000	180,171

GO Bonds First Refunding Series 2009		4.00%		07/15/13	600,000	600,848

GO Bonds First Series 2006		5.00%		10/01/13	125,000	126,492

GO Bonds First Series 2010A		5.00%		02/15/14	4,980,000	5,129,262

GO Bonds Second Series 2003		5.00%		07/01/13	700,000	700,000

GO Bonds Second Series 2010		5.00%		05/01/14	155,000	160,887

GO Bonds Third Refunding Series 2004		5.25%		07/01/13	300,000	300,000

GO Bonds Third Series 2004		5.00%		09/01/13	2,535,000	2,555,211

GO Bonds Third Series 2010A		5.00%		07/15/13	1,130,000	1,132,105

GO Bonds Third Series 2010A		5.00%		07/15/14	500,000	524,515

See financial notes 43

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Pennsylvania HFA
S/F Mortgage RB Series 2009-106A		2.25%		04/01/14	500,000	506,526

S/F Mortgage RB Series 2010-109		1.40%		10/01/13	995,000	997,421

S/F Mortgage RB Series 2013-115A		0.20%		04/01/14	4,745,000	4,745,000

Pennsylvania Higher Educational Facilities Auth
Philadelphia Univ RB Series 2004A (ESCROW)		5.25%		06/01/14	6,000,000	6,274,645

RB (Drexel Univ) Series 2005C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		11/21/13	2,190,000	2,190,000

Pennsylvania State Turnpike Commission
Sub RB Series 2011B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		11/21/13	4,020,000	4,020,000

Pennsylvania State Univ
Refunding Bonds Series 2009B		0.22%		06/01/14	9,235,000	9,235,000

Philadelphia
Water & Wastewater Refunding RB Series 2007B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		11/21/13	2,875,000	2,875,000

Water & Wastewater Refunding RB Series 2012		1.00%		11/01/13	2,645,000	2,651,311

Pittsburgh Water & Sewer Auth
Sub Refunding RB Series 2008C1A (LOC: Federal Home Loan Bank)		0.40%		09/01/13	2,500,000	2,500,000

Sub Refunding RB Series 2008C1B (LOC: Federal Home Loan Bank)		0.40%		09/01/13	4,000,000	4,000,000

Univ of Pittsburgh
Capital Project & Refunding Bonds Series 2000A		5.00%		09/15/13	865,000	873,275

Capital Project & Refunding Bonds Series 2002B		5.50%		09/15/13	675,000	682,182

Capital Project & Refunding Bonds Series 2005C		0.15%		07/02/13	20,000,000	20,000,000

Capital Project & Refunding Bonds Series 2007B		0.16%		08/01/13	4,866,000	4,866,000

Capital Project Bonds Series 2005A		5.50%		09/15/13	2,245,000	2,269,151

PITT Asset Notes Series 2013		2.00%		07/11/14	4,200,000	4,278,425

Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B (LOC: PNC Bank NA)		0.45%		07/01/13	6,355,000	6,355,000

						122,788,616

Alaska 0.1%
Alaska Industrial Development & Export Auth
RB (Providence Health) Series 2003H		5.25%		10/01/13	500,000	506,274

California 0.2%
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004I		0.24%		09/09/13	1,000,000	1,000,000

Colorado 1.6%
Broomfield
Sales & Use Tax Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		07/25/13	5,000,000	5,000,000

Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2009B1 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		08/08/13	2,000,000	2,000,000

RB (Catholic Health Initiatives) Series 2009B2		5.00%		11/12/13	900,000	915,661

						7,915,661

44 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Florida 0.0%
Greater Orlando Aviation Auth
Airport Facilities Refunding RB Series 2003A		5.00%		10/01/13	200,000	202,236

Georgia 0.2%
Lowndes Cnty
GO Sales Tax Bonds Series 2008		3.75%		04/01/14	1,140,000	1,169,320

Hawaii 0.1%
Honolulu
GO Bonds Series 2005C		5.00%		07/01/13	475,000	475,000

GO Bonds Series 2005E		5.25%		07/01/13	110,000	110,000

						585,000

Illinois 0.1%
Illinois Finance Auth
RB (Advocate Health Care Network) Series 2008D		4.50%		11/01/13	255,000	258,393

Indiana 0.2%
Posey Cnty
Economic Development Refunding RB (Midwest Fertilizer Corp) Series 2013A (ESCROW)		0.75%		10/17/13	1,000,000	1,000,000

South Carolina 0.0%
South Carolina Public Service Auth
Refunding Revenue Obligations Series 2010B		5.00%		01/01/14	100,000	102,295

Texas 0.4%
Austin
Water & Wastewater System Refunding RB Series 2001C		5.38%		11/15/13	245,000	249,574

Water & Wastewater System Refunding RB Series 2009		4.00%		11/15/13	400,000	405,503

Cypress-Fairbanks ISD
Unlimited Tax GO Refunding Bonds Series 2008 (GTY: Texas Permanent School Fund)		4.00%		02/15/14	110,000	112,461

Univ of Houston
Consolidated Refunding RB Series 2006		5.00%		02/15/14	700,000	719,766

Uvalde Consolidated ISD
Unlimited Tax Refunding Bonds Series 2005 (GTY: Texas Permanent School Fund)		5.00%		08/01/13	400,000	401,597

						1,888,901

Total Fixed-Rate Securities
(Cost $137,416,696)						137,416,696

Variable-Rate Securities 72.5% of net assets

Pennsylvania 57.9%
Adams Cnty IDA
RB (Brethren Home Community) Series 2007 (LOC: PNC Bank NA)		0.06%		07/05/13	6,965,000	6,965,000

Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010D&F (LIQ: JPMorgan Chase Bank, NA)	a	0.13%	07/05/13	09/05/13	12,000,000	12,000,000

See financial notes 45

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Allegheny Cnty IDA
RB (Oakland Catholic High School) Series 2012 (LOC: PNC Bank NA)		0.08%		07/05/13	6,565,000	6,565,000

Beaver Cnty IDA
Pollution Control Refunding RB (FirstEnergy Nuclear Generation) Series 2006B (LOC: Citibank, NA)		0.05%		07/01/13	650,000	650,000

Berks Cnty Municipal Auth
RB (Reading Hospital & Medical Center) Series 2012A (LIQ: Bank of America, NA)	a	0.05%		07/05/13	3,750,000	3,750,000

Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005 (LOC: PNC Bank NA)		0.10%		07/05/13	3,895,000	3,895,000

Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: Bank of America, NA)		0.11%		07/05/13	21,180,000	21,180,000

Chester Cnty IDA
Student Housing RB Series 2008A2 (LOC: TD Bank NA)		0.06%		07/05/13	1,500,000	1,500,000

Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A (LOC: Manufacturers & Traders Trust Co)		0.08%		07/05/13	2,000,000	2,000,000

Delaware Cnty IDA
Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.11%		07/05/13	315,000	315,000

Emmaus General Auth
Local Government RB (Saucon Valley SD) Series 1989G19 (LOC: US Bank, NA)		0.07%		07/05/13	600,000	600,000

Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B (LOC: Manufacturers & Traders Trust Co)		0.08%		07/05/13	3,500,000	3,500,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2011B (LIQ: JPMorgan Chase Bank, NA)		0.04%		07/01/13	4,185,000	4,185,000

Lancaster Cnty Hospital Auth
Health Center RB (Masonic Homes) Series 2008D (LOC: JPMorgan Chase Bank, NA)		0.05%		07/01/13	2,655,000	2,655,000

RB (Landis Homes Retirement Community) Series 2002 (LOC: Manufacturers & Traders Trust Co)		0.11%		07/05/13	4,195,000	4,195,000

RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.11%		07/05/13	11,950,000	11,950,000

Luzerne Cnty Converntion Center Auth
Hotel Room Rental Tax RB Series 2012 (LOC: PNC Bank NA)		0.07%		07/05/13	4,000,000	4,000,000

Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water) Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.12%		07/05/13	5,000,000	5,000,000

Water Facility Refunding RB (Pennsylvania-American Water) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	5,000,000	5,000,000

North Hampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMorgan Chase Bank, NA)		0.21%		07/05/13	7,500,000	7,500,000

Owen J. Roberts SD
GO Notes Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	3,000,000	3,000,000

Pennsylvania
GO Bonds Second Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.07%		07/05/13	10,500,000	10,500,000

GO Bonds Third Refunding Series 2004 (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/05/13	3,000,000	3,000,000

46 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012C (LOC: PNC Bank NA)		0.06%		07/05/13	800,000	800,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: Barclays Bank Plc)		0.08%		07/05/13	11,470,000	11,470,000

S/F Mortgage RB Series 2003-79B (LIQ: Barclays Bank Plc)		0.08%		07/05/13	5,600,000	5,600,000

S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.07%		07/05/13	5,725,000	5,725,000

S/F Mortgage RB Series 2004-83B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		07/05/13	9,695,000	9,695,000

S/F Mortgage RB Series 2005-88B (LIQ: PNC Bank NA)		0.08%		07/05/13	4,750,000	4,750,000

S/F Mortgage RB Series 2005-88C (LIQ: PNC Bank NA)		0.08%		07/05/13	1,010,000	1,010,000

S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		07/05/13	23,900,000	23,900,000

S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.14%		07/05/13	316,982	316,982

S/F Mortgage RB Series 2006-94B (LIQ: PNC Bank NA)		0.08%		07/05/13	2,605,000	2,605,000

S/F Mortgage RB Series 2006-99A, 2007-99A&100A (LIQ: Citibank, NA)	a	0.12%		07/05/13	1,035,000	1,035,000

S/F Mortgage RB Series 2013-115A (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		07/05/13	2,760,000	2,760,000

Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001-I1 (LOC: Manufacturers & Traders Trust Co)		0.09%		07/05/13	5,500,000	5,500,000

RB (Drexel Univ) Second Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.06%		07/05/13	2,000,000	2,000,000

Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.06%		07/05/13	3,905,000	3,905,000

Turnpike RB Series 2011C1 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/05/13	6,955,000	6,955,000

Pennsylvania State Univ
Bonds Series 2007A (GTY/LIQ: US Bank, NA)	a	0.14%		07/05/13	13,990,000	13,990,000

Philadelphia
Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.07%		07/05/13	7,805,000	7,805,000

Philadelphia IDA
RB (Girard Estate Aramark Tower) Series 2002 (LOC: JPMorgan Chase Bank, NA)		0.11%		07/05/13	2,400,000	2,400,000

Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/05/13	6,505,000	6,505,000

Philadelphia SD
GO Refunding Bonds Series 2010F (LOC: Barclays Bank Plc)		0.06%		07/05/13	5,100,000	5,100,000

St. Mary Hospital Auth
Health System RB (Catholic Health East) Series 2012B (LOC: Bank of New York Mellon)		0.05%		07/05/13	10,000,000	10,000,000

RB (Catholic Health Initiatives) Series 2004C		0.07%		07/05/13	19,000,000	19,000,000

Washington Cnty Auth
Refunding RB (Univ of Pennsylvania) Series 2004		0.04%		07/05/13	9,500,000	9,500,000

Washington Cnty Hospital Auth
Hospital RB (Monongahela Valley) Series 2011A (LOC: PNC Bank NA)		0.07%		07/05/13	2,000,000	2,000,000

See financial notes 47

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Wilkinsburg Municipal Auth
RB (Monroeville Christian/Judea Foundation) Series 2006 (LOC: RBS Citizens NA)		0.17%		07/05/13	3,505,000	3,505,000

						291,736,982

California 0.5%
Contra Costa Cnty
M/F Housing RB (Avalon Walnut Creek at Contra Costa Centre) Series 2006A (LOC: Bank of America, NA)		0.10%		07/05/13	1,000,000	1,000,000

Sacramento Cnty Housing Auth
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: Citibank, NA)		0.13%		07/05/13	1,500,000	1,500,000

						2,500,000

District of Columbia 0.2%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: Bank of America, NA)		0.12%		07/05/13	1,000,000	1,000,000

Georgia 2.5%
Atlanta Urban Residential Finance Auth
M/F Housing RB (M St Apts) Series 2003 (LOC: Freddie Mac)		0.11%		07/05/13	6,785,000	6,785,000

Habersham Cnty Development Auth
IDRB (Steelcell of North America) Series 2009 (LOC: Bank of America, NA)		0.25%		07/05/13	5,000,000	5,000,000

Waycross & Ware Cnty Development Auth
IDRB (Rich Products Corp) Series 2007 (LOC: Bank of America, NA)		0.14%		07/05/13	1,000,000	1,000,000

						12,785,000

Puerto Rico 3.5%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A & Sr Series 2009C (LIQ: Deutsche Bank AG)	a	0.07%		07/05/13	2,000,000	2,000,000

Sales Tax RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.11%		07/05/13	13,000,000	13,000,000

Sr Sales Tax RB Series 2009C (LIQ: Citibank, NA)	a	0.09%		07/05/13	1,000,000	1,000,000

Sr Sales Tax RB Series 2011C (LIQ: Royal Bank of Canada)	a	0.07%		07/05/13	1,500,000	1,500,000

						17,500,000

Texas 2.3%
Capital IDC
Solid Waste Disposal RB (Texas Disposal Systems) Series 2001 (LOC: Union Bank, NA)		0.12%		07/05/13	1,500,000	1,500,000

Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: Bank of America, NA)		0.14%		07/05/13	3,100,000	3,100,000

Texas Dept of Housing & Community Affairs
S/F Mortgage RB Series 2007A (LIQ: Texas)		0.10%		07/05/13	7,000,000	7,000,000

						11,600,000

Washington 1.3%
Washington State Housing Finance Commission
M/F RB (Bridgewood at Four Seasons) Series 2002A (LOC: Fannie Mae)		0.11%		07/05/13	1,200,000	1,200,000

M/F RB (Monticello Park) Series 2001A (LOC: Fannie Mae)		0.11%		07/05/13	5,200,000	5,200,000

						6,400,000

48 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Wyoming 0.2%
Wyoming Community Development Auth
Housing RB 2008 Series 2 (LIQ: Bank of New York Mellon)		0.09%		07/05/13	1,000,000	1,000,000

Other Investments 4.1%
Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.16%		07/05/13	11,000,000	11,000,000

Nuveen Pennsylvania Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.16%		07/05/13	10,000,000	10,000,000

						21,000,000

Total Variable-Rate Securities
(Cost $365,521,982)						365,521,982

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $502,938,678.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $147,291,982 or 29.2% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

At June 30, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

See financial notes 49

 Schwab Pennsylvania Municipal Money Fund

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments, at cost and value (Note 2a)		$502,938,678
Cash		39,721
Receivables:
Investments sold		1,840,048
Interest	+	651,591

Total assets		505,470,038

Liabilities

Payables:
Investments bought		1,536,043
Shareholder services fees		2,919
Trustees’ fees		54
Distributions to shareholders		1,809
Accrued expenses	+	31,382

Total liabilities		1,572,207

Net Assets

Total assets		505,470,038
Total liabilities	−	1,572,207

Net assets		$503,897,831

Net Assets by Source
Capital received from investors		503,893,387
Net realized capital gains		4,444

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$503,897,831		503,637,239		$1.00

50 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Interest		$442,954

Expenses

Investment adviser and administrator fees		908,850
Shareholder service fees		908,850
Portfolio accounting fees		37,263
Trustees’ fees		14,064
Professional fees		13,883
Registration fees		12,863
Transfer agent fees		7,826
Custodian fees		7,683
Shareholder reports		5,526
Interest expense		125
Other expenses	+	5,220

Total expenses		1,922,153
Expense reduction by CSIM and its affiliates	−	1,505,085
Custody credits	−	68

Net expenses	−	417,000

Net investment income		25,954

Realized Gains (Losses)

Net realized gains on investments		2,989

Increase in net assets resulting from operations		$28,943

See financial notes 51

 Schwab Pennsylvania Municipal Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$25,954	$48,068
Net realized gains	+	2,989	18,700

Increase in net assets from operations		28,943	66,768

Distributions to Shareholders

Distributions from net investment income		(25,954)	(48,068)
Distributions from net realized gains	+	—	(5,517)

Total distributions		(25,954)	(53,585)

Transactions in Fund Shares*

Shares sold		669,681,928	1,358,092,689
Shares reinvested		23,069	51,952
Shares redeemed	+	(717,769,491)	(1,290,787,624)

Net transactions in fund shares		(48,064,494)	67,357,017

Net Assets

Beginning of period		551,959,336	484,589,136
Total increase or decrease	+	(48,061,505)	67,370,200

End of period		$503,897,831	$551,959,336

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

52 See financial notes

Schwab Massachusetts AMT Tax-Free Money Fund™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.02		0.04		0.06		0.22		1.62

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.15	[3,4]	0.19	[4]	0.27	[4]	0.32	[4]	0.57	[4,5]	0.64
Gross operating expenses	0.74	[3]	0.75		0.74		0.74		0.77		0.75
Net investment income (loss)	0.01	[3]	0.01		0.01		0.01		0.18		1.59
Net assets, end of period ($ x 1,000,000)	417		499		425		485		481		523

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5 The ratio of net operating expenses would have been 0.54% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 53

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

31.4%	Fixed-Rate Securities	131,334,529	131,334,529
68.5%	Variable-Rate Securities	285,810,000	285,810,000

99.9%	Total Investments	417,144,529	417,144,529
0.1%	Other Assets and Liabilities, Net		220,985

100.0%	Net Assets		417,365,514

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 31.4% of net assets

Massachusetts 30.1%
Brockton
GO BAN		1.50%		06/13/14	4,000,000	4,046,254

Dracut
GO BAN		1.50%		07/19/13	6,000,000	6,003,953

Gardner
GO BAN		1.25%		05/02/14	4,000,000	4,032,645

Hamilton-Wenham Regional SD
GO BAN		0.75%		10/23/13	2,075,000	2,078,280

Hanover
GO BAN		1.25%		09/13/13	8,500,000	8,517,695

Haverhill
GO BAN		1.25%		09/01/13	4,700,000	4,706,593

GO BAN		1.25%		12/01/13	3,500,000	3,512,702

Holyoke
GO BAN		1.25%		11/14/13	4,900,000	4,917,326

Lynnfield
GO BAN		1.25%		06/20/14	1,147,037	1,157,568

Massachusetts
GO Bonds Consolidated Loan Series 2001D		5.50%		11/01/13	450,000	457,704

GO Bonds Consolidated Loan Series 2001D		6.00%		11/01/13	975,000	993,497

GO Bonds Consolidated Loan Series 2002C		4.13%		11/01/13	135,000	136,688

GO Bonds Consolidated Loan Series 2004C		5.00%		08/01/13	100,000	100,386

GO Bonds Consolidated Loan Series 2005B		5.00%		08/01/13	250,000	251,003

GO Bonds Consolidated Loan Series 2006C		5.00%		05/01/14	500,000	519,755

GO Bonds Consolidated Loan Series 2006D		4.25%		08/01/13	210,000	210,679

GO Bonds Consolidated Loan Series 2006D		4.38%		08/01/13	375,000	376,279

GO Bonds Consolidated Loan Series 2007C		4.00%		08/01/13	400,000	401,231

54 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Consolidated Loan Series 2008A		4.00%		08/01/13	250,000	250,764

GO Bonds Consolidated Loan Series 2009B		5.00%		07/01/13	775,000	775,000

GO Bonds Consolidated Loan Series 2009B		5.00%		07/01/14	150,000	156,647

GO Bonds Consolidated Loan Series 2010C		4.00%		01/01/14	325,000	330,883

GO Bonds Consolidated Loan Series 2011B		4.00%		08/01/13	305,000	305,924

GO Bonds Consolidated Loan Series 2011C		0.44%		02/01/14	250,000	249,343

GO Bonds Consolidated Loan Series 2011D		4.00%		10/01/13	200,000	201,780

GO Bonds Series 2002C		5.50%		11/01/13	1,245,000	1,266,519

GO Refunding Bonds Series 2003B		5.00%		12/01/13	125,000	127,358

GO Refunding Bonds Series 2004A		5.25%		08/01/13	125,000	125,500

GO Refunding Bonds Series 2006A		5.00%		07/01/13	250,000	250,000

GO Refunding Bonds Series 2007A		4.00%		11/01/13	100,000	101,204

GO Refunding Bonds Series 2008A		4.00%		09/01/13	120,000	120,730

GO Refunding Bonds Series 2011B		3.00%		07/01/13	100,000	100,000

GO Refunding Bonds Series 2011B		4.00%		07/01/13	250,000	250,000

Transportation Fund RB Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.19%		10/24/13	3,355,000	3,355,000

Massachusetts Bay Transportation Auth
Sales Tax CP Series A (LIQ: State Street Bank & Trust Company, NA)		0.10%		07/12/13	7,500,000	7,500,000

Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.13%		08/05/13	4,000,000	4,000,000

Sr Sales Tax Bonds Series 2003C		5.25%		07/01/13	845,000	845,000

Sr Sales Tax Bonds Series 2004B		3.13%		07/01/13	100,000	100,000

Massachusetts Development Finance Agency
RB (Worcester Polytechnic Institue) Series 2012 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		08/08/13	5,850,000	5,850,000

Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2007G		5.00%		07/01/13	1,400,000	1,400,000

RB (Partners HealthCare) Series 2010J2		5.00%		07/01/13	495,000	495,000

RB (Partners HealthCare) Series 2010J2		5.00%		07/01/14	200,000	209,156

Massachusetts Port Auth
RB Series 2003A (ESCROW)		5.00%		07/01/13	6,915,000	6,915,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A		5.00%		08/15/13	675,000	678,870

Massachusetts State College Building Auth
RB Series 2004A (ESCROW)		5.00%		05/01/14	2,290,000	2,380,890

Massachusetts Water Pollution Abatement Trust
Pool Program Bonds Series 13		5.00%		08/01/13	635,000	637,487

Pool Program Refunding Bonds, Series 2004A		5.25%		08/01/13	500,000	502,114

State Revolving Fund Bonds Series 14		5.00%		08/01/13	650,000	652,598

State Revolving Fund Bonds Series 15A		5.00%		08/01/13	875,000	878,510

State Revolving Fund Refunding Bonds Series 2009A		5.00%		08/01/13	200,000	200,771

Melrose
GO BAN		1.25%		11/15/13	6,795,000	6,820,897

Quincy
GO BAN		1.25%		09/13/13	4,500,000	4,508,453

Salem
GO BAN		1.00%		12/20/13	3,790,000	3,803,857

Sharon
GO BAN		1.50%		08/30/13	4,810,950	4,821,397

See financial notes 55

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Uxbridge
GO BAN		1.25%		10/18/13	4,210,000	4,222,660

Walpole
GO BAN		1.25%		11/29/13	3,125,000	3,137,631

Watertown
GO BAN		1.25%		06/26/14	3,725,000	3,759,058

West Tisbury
Unlimited Tax GO BAN		1.50%		06/05/14	2,495,000	2,523,873

Westfield
GO BAN		1.50%		04/11/14	4,650,000	4,696,547

Worcester
BAN		1.50%		11/07/13	4,000,000	4,017,870

						125,944,529

New Mexico 1.3%
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-2A2 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		07/25/13	5,390,000	5,390,000

Total Fixed-Rate Securities
(Cost $131,334,529)						131,334,529

Variable-Rate Securities 68.5% of net assets

Massachusetts 60.9%
Massachusetts
GO Bonds Consolidated Loan Series 2007A (LIQ: Societe Generale)	a	0.10%		07/05/13	4,000,000	4,000,000

GO Bonds Consolidated Loan Series 2007C (LIQ: Citibank, NA)	a	0.07%		07/05/13	4,500,000	4,500,000

GO Bonds Consolidated Loan Series 2007C (LIQ: Credit Suisse AG)	a	0.09%		07/05/13	4,000,000	4,000,000

GO Bonds Consolidated Loan Series 2007C (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	3,900,000	3,900,000

GO Refunding Bonds Series 2001B (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/05/13	19,800,000	19,800,000

Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2007A1 (LIQ: Wells Fargo & Co)	a	0.07%		07/05/13	3,865,000	3,865,000

Sr Sales Tax Bonds Series 2010A	b	0.15%		01/24/14	5,815,000	5,815,000

Massachusetts Development Finance Agency
Education RB (Cushing Academy) Series 2004 (LOC: TD Bank NA)		0.07%		07/05/13	2,630,000	2,630,000

First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.20%		07/05/13	3,280,000	3,280,000

Higher Education Refunding RB (Smith College) Series 2002		0.06%		07/05/13	7,000,000	7,000,000

RB (Boston Univ) Series U5B (LOC: Federal Home Loan Bank)		0.05%		07/05/13	5,000,000	5,000,000

RB (Eaglebrook School) Series 2007 (LOC: Bank of America, NA)		0.14%		07/05/13	970,000	970,000

RB (Jewish Rehabilitation Centers for Living) Series 2011B (LOC: Manufacturers & Traders Trust Co)		0.11%		07/05/13	4,925,000	4,925,000

RB (JHC Assisted Living Corp) Series 1998A (LOC: TD Bank NA)		0.08%		07/05/13	8,460,000	8,460,000

RB (Marine Biological Laboratory) Series 2006 (LOC: JPMorgan Chase Bank, NA)		0.07%		07/05/13	7,690,000	7,690,000

RB (Masonic Nursing Home) Series 2002A (LOC: Manufacturers & Traders Trust Co)		0.08%		07/05/13	7,400,000	7,400,000

RB (Tabor Academy) Series 2007B (LOC: Federal Home Loan Bank)		0.06%		07/05/13	2,725,000	2,725,000

RB (YMCA of Greater Worcester) Series 2006 (LOC: TD Bank NA)		0.06%		07/05/13	4,020,000	4,020,000

56 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding RB (Wentworth Institute of Technology) Series 2007A (LOC: JPMorgan Chase Bank, NA)		0.07%		07/05/13	10,850,000	10,850,000

Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005I		0.06%		07/05/13	7,000,000	7,000,000

RB (Capital Asset Program) Series 2004M4A (LOC: Bank of America, NA)		0.10%		07/05/13	13,700,000	13,700,000

RB (Capital Asset Program) Series M2 (LOC: Bank of America, NA)		0.10%		07/05/13	1,900,000	1,900,000

RB (MIT) Series 2008N (LIQ: Barclays Bank Plc)	a	0.07%		07/05/13	2,565,000	2,565,000

RB (MIT) Series 2008N (LIQ: Citibank, NA)	a	0.06%		07/05/13	2,000,000	2,000,000

RB (MIT) Series 2008N (LIQ: Deutsche Bank AG)	a	0.08%		07/05/13	11,625,000	11,625,000

RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	2,100,000	2,100,000

RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.06%		07/05/13	16,260,000	16,260,000

Massachusetts Industrial Finance Agency
RB (Groton School) Series 1998B (LIQ: US Bank, NA)		0.08%		07/05/13	6,485,000	6,485,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A (LIQ: Citibank, NA)	a	0.08%		07/05/13	6,200,000	6,200,000

Dedicated Sales Tax Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	6,975,000	6,975,000

Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.06%		07/05/13	10,670,000	10,670,000

Dedicated Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/05/13	1,315,000	1,315,000

Sr Dedicated Sales Tax Bonds Series 2011B (LIQ: Barclays Bank Plc)	a	0.07%		07/05/13	12,000,000	12,000,000

Sr Dedicated Sales Tax Refunding Bonds Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	7,500,000	7,500,000

Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds Series 2006 (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	8,195,000	8,195,000

State Revolving Fund Bonds Series 14 (LIQ: Morgan Stanley Bank NA)	a	0.09%		07/05/13	6,665,000	6,665,000

Massachusetts Water Resources Auth
General Refunding RB Series 2007B (LIQ: Branch Banking & Trust Co)	a	0.07%		07/05/13	8,925,000	8,925,000

Metropolitan Boston Transit Parking Corp
Sr Lien Parking RB Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.06%		07/05/13	2,500,000	2,500,000

Univ of Massachusetts Building Auth
Refunding RB Sr Series 2011-2	b	0.15%		01/24/14	9,005,000	9,005,000

						254,415,000

Arizona 0.3%
Apache Cnty IDA
IDRB (Tucson Electric Power) Series 1983A (LOC: US Bank, NA)		0.08%		07/05/13	1,280,000	1,280,000

District of Columbia 0.4%
Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		07/05/13	1,520,000	1,520,000

Georgia 1.9%
Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) First Series 2009		0.07%		07/01/13	3,900,000	3,900,000

See financial notes 57

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Macon Water Auth
Water & Sewer RB Series 2012		0.06%		07/05/13	4,000,000	4,000,000

						7,900,000

Illinois 1.6%
Illinois Finance Auth
RB (Advocate Health Care Network) Series 2008C2B (LIQ: JPMorgan Chase Bank, NA)		0.08%		07/05/13	6,500,000	6,500,000

Puerto Rico 3.3%
Puerto Rico Sales Tax Financing Corp
Sr Sales Tax RB Series 2009C (LIQ: Citibank, NA)	a	0.09%		07/05/13	12,910,000	12,910,000

Sr Sales Tax RB Series 2011C (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/05/13	1,000,000	1,000,000

						13,910,000

Texas 0.1%
Texas Transportation Commission
Texas Highway GO Bonds Series 2012A (LIQ: Credit Suisse AG)	a	0.06%		07/05/13	285,000	285,000

Total Variable-Rate Securities
(Cost $285,810,000)						285,810,000

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $417,144,529.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $175,870,000 or 42.1% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $14,820,000 or 3.6% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

At June 30, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

58 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments, at cost and value (Note 2a)		$417,144,529
Receivables:
Interest		979,726
Prepaid expenses	+	546

Total assets		418,124,801

Liabilities

Payables:
Investments bought		523,922
Shareholder services fees		1,887
Trustees’ fees		45
Due to custodian		220,982
Distributions to shareholders		1,498
Accrued expenses	+	10,953

Total liabilities		759,287

Net Assets

Total assets		418,124,801
Total liabilities	−	759,287

Net assets		$417,365,514

Net Assets by Source
Capital received from investors		417,327,235
Net realized capital gains		38,279

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$417,365,514		416,719,450		$1.00

See financial notes 59

 Schwab Massachusetts AMT Tax-Free Money Fund

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Interest		$377,293

Expenses

Investment adviser and administrator fees		804,553
Shareholder service fees		804,553
Portfolio accounting fees		36,245
Trustees’ fees		13,969
Professional fees		13,878
Registration fees		12,835
Transfer agent fees		7,826
Custodian fees		6,529
Shareholder reports		4,501
Interest expense		130
Other expenses	+	4,695

Total expenses		1,709,714
Expense reduction by CSIM and its affiliates	−	1,355,352
Custody credits	−	26

Net expenses	−	354,336

Net investment income		22,957

Realized Gains (Losses)

Net realized gains on investments		38,279

Increase in net assets resulting from operations		$61,236

60 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$22,957	$44,057
Net realized gains	+	38,279	74,504

Increase in net assets from operations		61,236	118,561

Distributions to Shareholders

Distributions from net investment income		(22,957)	(44,057)
Distributions from net realized gains	+	—	(44,850)

Total distributions		(22,957)	(88,907)

Transactions in Fund Shares*

Shares sold		545,932,422	1,191,002,413
Shares reinvested		20,688	87,682
Shares redeemed	+	(627,610,261)	(1,116,826,759)

Net transactions in fund shares		(81,657,151)	74,263,336

Net Assets

Beginning of period		498,984,386	424,691,396
Total increase or decrease	+	(81,618,872)	74,292,990

End of period		$417,365,514	$498,984,386

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 61

 Schwab Municipal Money Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab New York AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab New Jersey AMT Tax-Free Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Massachusetts AMT Tax-Free Money Fund each offer one share class: Sweep Shares.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that

62

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of June 30, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

 63

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:

A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of each fund’s investments

64

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

3. Credit and Liquidity Enhancements (continued):

in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in each fund.

	Schwab	Schwab	Schwab	Schwab
	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

% of investments in securities with credit enhancements or liquidity enhancements	76%	75%	77%	66%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	11% (JP Morgan Chase Group)	19% (Wells Fargo Group)	9% (PNC Bank Group)	11% (JP Morgan Chase Group)

For additional information, please refer to the funds’ Portfolio Holdings.

4. Risk Factors:

Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund’s investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

Liquidity Support Provider Risk. The funds may invest a substantial portion of its assets in securities with guarantees and/or liquidity supports provided by a bank or other financial institution, and the existence and nature of such supports may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity support provider may adversely affect the value of

 65

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

4. Risk Factors (continued):

securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are guaranteed by the same bank or financial institution, these risks may be increased.

State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.

Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the AMT could generate taxable income. Also, some types of municipal securities produce income that is subject to the AMT.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Regulatory Risk. The Securities and Exchange Commission (SEC) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of a fund.

Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

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 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the sweep shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the funds.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep shares of the funds are also subject to an annual sweep administration fee up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

	Shareholder Service Fees	Sweep Administration Fees

Sweep Shares	0.25%	0.10%
Value Advantage Shares*	0.22%	n/a

*	Value Advantage Shares are only offered by Schwab New York AMT Tax-Free Money Fund.

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

	Schwab	Schwab	Schwab	Schwab
	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

Sweep Shares	0.65%	0.65%	0.65%	0.65%
Value Advantage Shares*	0.45%	n/a	n/a	n/a

*	Value Advantage Shares are only offered by Schwab New York AMT Tax-Free Money Fund.

In addition, effective January 1, 2013 through December 31, 2013, CSIM and its affiliates agreed to waive an additional amount of the funds’ expenses equal to 0.005% of the funds’ average daily assets.

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 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund. CSIM and its affiliates may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect a fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2013, the balance of recoupable expenses is as follows:

	Expiration Date
	December 31, 2013	December 31, 2014	December 31, 2015	December 31, 2016	Total

Schwab New York AMT Tax-Free Money Fund
Sweep Shares	$4,886,210	$5,905,518	$7,372,882	$4,084,067	$22,248,677
Value Advantage Shares	785,362	781,824	929,692	$430,744	$2,927,622
Schwab New Jersey AMT Tax-Free Money Fund	2,100,964	2,335,709	2,612,447	$1,461,717	$8,510,837
Schwab Pennsylvania Municipal Money Fund	1,357,923	1,709,300	2,126,312	$1,257,938	$6,451,473
Schwab Massachusetts AMT Tax-Free Money Fund	1,502,176	1,698,125	2,020,908	$1,128,443	$6,349,652

As of December 31, 2012, recoupable expenses expired as follows:

Schwab New York AMT Tax-Free Money Fund
Sweep Shares	$2,246,758
Value Advantage Shares	272,392
Schwab New Jersey AMT Tax-Free Money Fund	922,552
Schwab Pennsylvania Municipal Money Fund	500,907
Schwab Massachusetts AMT Tax-Free Money Fund	564,970

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2013, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab New York AMT Tax-Free Money Fund	$2,300,000
Schwab New Jersey AMT Tax-Free Money Fund	5,337,770
Schwab Pennsylvania Municipal Money Fund	—
Schwab Massachusetts AMT Tax-Free Money Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

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 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2012, the funds had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2012, the funds had no capital losses deferred and had capital losses utilized as follows:

	Schwab	Schwab	Schwab	Schwab
	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

Capital losses utilized	$—	$—	$2,489	$—

As of December 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2012, the funds did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab New York AMT Tax-Free Money Fund, Schwab New Jersey AMT Tax-Free Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Massachusetts AMT Tax-Free Money Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 23, 2013, and June 4, 2013, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 4, 2013. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected

70

and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	76	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	76	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

72

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 73

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

74

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bond holder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

escrow The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

fixed rate notes A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.

Guaranty (GTY) An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

Letter of Credit (LOC) An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.

Liquidity (LIQ) A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond

 75

and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1; however, they may hold Tier 2 securities as a result of a downgrade of a portfolio security.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

76

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2013 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13603-17
00100485

Semiannual report dated June 30, 2013, enclosed.

Schwab Money Market Fundtm

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Schwab Money Market Fundtm

Semiannual Report
June 30, 2013

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

For the six months ended June 30, 2013, yields on money market securities generally declined from already low levels.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning the Schwab Money Market Fund. This fund is part of our core solutions for investing in money market securities, and is designed to offer stability of capital, liquidity, and income.

For the six months ended June 30, 2013, yields on money market securities generally declined from already low levels. The backdrop for these declines included efforts by the Federal Reserve to stimulate the U.S. economy by attempting to hold down short- and long-term interest rates. These policies supported the housing market in particular, paving the way for the Fed to announce plans to potentially begin reducing some of its stimulative policies. Meanwhile, the euro zone’s sovereign debt crisis became less of a concern.

In other industry matters, the SEC proposed rules in June that could fundamentally change the way that money market funds operate. At this time, despite the issuance of proposed rules, the adoption and implementation of money market regulatory reform remains vague and is subject to a lengthy rule-making and implementation process. The SEC continues to evaluate money market fund rules and may propose additional changes.

For more information about the Schwab Money Market Fund, please continue reading this report. In addition, you can find answers to frequently asked questions and further details about these products by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

2 Schwab Money Market Fund

Fund Management

Linda Klingman, Managing Director and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman worked for AIM Management, Inc. for five years, most recently as a senior money market trader. She has managed money market funds since 1988.

Mike Neitzke, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2001, Mr. Neitzke spent 10 years as a principal at Wells Capital Management, where he managed taxable money market funds, including SEC-registered and ERISA-qualified funds. Prior to that, he was a portfolio manager with Union Capital Advisors in Los Angeles. He has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Schwab Money Market Fund 3

Schwab Money Market Fund™

The Schwab Money Market Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the report period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Conditions in the euro zone appeared to stabilize during the six months, while in the U.S., the Fed kept short-term interest rates near zero percent and tried to hold down long-term interest rates. The Fed’s efforts to stimulate economic growth seemed to help, with the housing market and other areas of the economy showing signs of improvement. As a result, the Fed announced that it may potentially begin winding down some of its stimulative policies at some point in the future.

In this environment, the supply of money market securities that the fund typically buys generally declined. Regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. In addition, unexpectedly strong cash inflows from taxes helped to reduce the government’s need to issue U.S. Treasury bills during the second quarter. These factors, combined with strong demand, led to lower yields for many types of taxable money market securities.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured robust liquidity as the market backdrop evolved. In light of the generally stable conditions in the euro zone and support from the European Central Bank for the region’s banking system, the fund continued to selectively invest in securities from euro zone countries such as France and Germany. The investment adviser also added securities from countries such as Australia, Canada, Japan, and Sweden that passed a rigorous screening process and offered attractive yields. Reflecting these strategies, the fund’s weighted average maturity extended from 43 days at the start of the period, to 53 days by the end of the period.

As of 6/30/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	32.1%
8-30 Days	22.9%
31-60 Days	14.1%
61-90 Days	9.5%
91-180 Days	16.6%
More than 180 Days	4.8%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	53 Days
Credit Quality Of Holdings[3] % of portfolio	99.98% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	9.1%
Financial Company	10.9%
Other	1.1%
Certificate Of Deposit	46.1%
Government Agency Debt	3.0%
Other Instrument	5.6%
Variable Rate Demand Note	1.1%
Other Note	5.1%
Repurchase Agreement
Government Agency	11.8%
Treasury	1.5%
Other	4.7%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Money Market Fundtm

Performance and Fund Facts as of 6/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Money Market Fund
Sweep
Shares

Ticker Symbol	SWMXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.05%

Seven-Day Effective Yield[1]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.42% to the seven-day yield.

Schwab Money Market Fundtm 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2013 and held through June 30, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/13	at 6/30/13	1/1/13–6/30/13

Schwab Money Market Fundtm
Actual Return	0.27%	$1,000.00	$1,000.10	$1.34
Hypothetical 5% Return	0.27%	$1,000.00	$1,023.46	$1.35

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Money Market Fund

Schwab Money Market Fund™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1,2]	(0.00)[1]		—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[3]	0.01		0.01		0.01		0.10		2.26

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.27	[4,5]	0.28	[4]	0.25	[4]	0.33	[4]	0.53	[4,6]	0.71 [7]
Gross operating expenses	0.73	[5]	0.73		0.73		0.73		0.77		0.75
Net investment income (loss)	0.01	[5]	0.01		0.01		0.01		0.10		2.34
Net assets, end of period ($ x 1,000,000)	14,727		14,589		14,352		13,409		14,098		14,295

* Unaudited.
1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Not annualized.
4 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
5 Annualized.
6 The ratio of net operating expenses would have been 0.49%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
7 The ratio of net operating expenses would have been 0.70%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 7

 Schwab Money Market Fund

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

66.6%	Fixed-Rate Obligations	9,800,180,640	9,800,180,640
15.3%	Variable-Rate Obligations	2,259,770,400	2,259,770,400
18.1%	Repurchase Agreements	2,661,872,753	2,661,872,753

100.0%	Total Investments	14,721,823,793	14,721,823,793
0.0%	Other Assets and Liabilities, Net		5,339,709

100.0%	Net Assets		14,727,163,502

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 66.6% of net assets

Asset Backed Commercial Paper 9.1%
CAFCO, LLC	a,b,c	0.46%		09/04/13	109,000,000	108,909,470

Cancara Asset Securitisation, LLC	a,b,c	0.22%		07/29/13	40,000,000	39,993,156
	a,b,c	0.22%		08/05/13	7,000,000	6,998,503
	a,b,c	0.21%		09/20/13	13,000,000	12,993,858
	a,b,c	0.21%		09/23/13	29,000,000	28,985,790
	a,b,c	0.21%		09/26/13	16,000,000	15,991,880
	a,b,c	0.21%		10/01/13	70,000,000	69,962,433
	a,b,c	0.21%		10/07/13	1,000,000	999,428

Chariot Funding, LLC	a,b,c	0.30%		07/08/13	10,000,000	9,999,417
	a,b,c	0.27%		09/17/13	3,000,000	2,998,245
	a,b,c	0.27%		10/03/13	39,000,000	38,972,505
	a,b,c	0.26%		10/11/13	12,000,000	11,991,160
	a,b,c	0.26%		10/15/13	10,000,000	9,992,344

Charta, LLC	a,b,c	0.43%		12/19/13	40,000,000	39,918,300

Collateralized Commercial Paper Co, LLC	a,b	0.32%		12/09/13	53,000,000	52,924,151
	a,b	0.32%		12/20/13	101,000,000	100,845,582

Collateralized Commercial Paper II Co, LLC	b,c	0.32%		12/02/13	67,000,000	66,908,285
	b,c	0.32%		12/13/13	13,000,000	12,980,933

CRC Funding, LLC	a,b,c	0.50%		08/05/13	61,000,000	60,970,347
	a,b,c	0.50%		08/07/13	62,000,000	61,968,139

Govco, LLC	a,b,c	0.29%		07/11/13	10,000,000	9,999,194
	a,b,c	0.29%		07/25/13	71,000,000	70,986,273
	a,b,c	0.29%		08/09/13	11,000,000	10,996,544
	a,b,c	0.42%		10/25/13	9,000,000	8,987,820
	a,b,c	0.40%		12/12/13	13,000,000	12,976,311

Jupiter Securitization Corp	a,b,c	0.27%		09/17/13	3,000,000	2,998,245

8 See financial notes

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.22%		07/16/13	4,000,000	3,999,633
	a,b,c	0.22%		07/17/13	13,000,000	12,998,729
	a,b,c	0.20%		07/19/13	5,000,000	4,999,513
	a,b,c	0.22%		07/30/13	1,000,000	999,823
	a,b,c	0.22%		08/13/13	11,000,000	10,997,109

Market Street Funding Corp	a,b,c	0.19%		07/12/13	31,000,000	30,998,200
	a,b,c	0.19%		07/15/13	20,000,000	19,998,522
	a,b,c	0.19%		07/18/13	12,000,000	11,998,923
	a,b,c	0.19%		08/21/13	50,000,000	49,986,896

MetLife Short Term Funding, LLC	a,b,c	0.14%		07/30/13	50,000,000	49,994,361
	a,b,c	0.17%		09/23/13	22,000,000	21,991,273

Nieuw Amsterdam Receivables Corp	a,b,c	0.17%		07/25/13	75,000,000	74,991,500
	a,b,c	0.20%		09/06/13	58,716,000	58,694,145

Ridgefield Funding Co, LLC	a,b,c	0.35%		08/05/13	20,000,000	19,993,195
	a,b,c	0.35%		08/06/13	23,000,000	22,991,950

Sheffield Receivables Corp	a,b,c	0.21%		07/17/13	12,000,000	11,998,880
	a,b,c	0.23%		09/19/13	20,000,000	19,989,778

Thunder Bay Funding, LLC	a,b,c	0.24%		12/20/13	31,527,000	31,490,849

Victory Receivables Corp	a,b,c	0.18%		07/02/13	10,495,000	10,494,948

						1,341,856,540

Financial Company Commercial Paper 8.4%
Barclays US Funding Corp	a	0.21%		09/24/13	14,000,000	13,993,058
	a	0.32%		11/14/13	13,000,000	12,984,284

General Electric Capital Corp		0.18%		07/24/13	53,000,000	52,993,905
		0.25%		08/19/13	13,000,000	12,995,576
		0.23%		10/01/13	86,000,000	85,949,451
		0.23%		10/04/13	41,000,000	40,975,115
		0.23%		10/29/13	102,000,000	101,921,800
		0.23%		11/19/13	99,000,000	98,910,818
		0.23%		12/10/13	89,000,000	88,907,885

ING (U.S.) Funding, LLC	a	0.26%		08/27/13	39,000,000	38,983,945
	a	0.25%		09/05/13	17,600,000	17,591,933
	a	0.24%		09/12/13	33,000,000	32,983,940
	a	0.28%		10/28/13	5,000,000	4,995,455

JP Morgan Chase & Co		0.20%		08/01/13	2,000,000	1,999,656
		0.31%		09/19/13	35,000,000	34,975,889
		0.31%		09/23/13	6,000,000	5,995,660
		0.31%		10/01/13	45,000,000	44,964,350
		0.32%		10/08/13	25,000,000	24,978,000
		0.31%		10/10/13	32,000,000	31,972,169
		0.30%		10/31/13	19,000,000	18,980,683
		0.24%		12/03/13	7,000,000	6,992,767
		0.34%		03/10/14	3,000,000	2,992,860

Lloyds TSB Bank PLC		0.24%		07/18/13	18,000,000	17,998,003

National Australia Funding (Delaware), Inc	a	0.18%		09/11/13	5,000,000	4,998,200

Nationwide Building Society		0.22%		09/25/13	1,000,000	999,474
		0.25%		09/26/13	65,000,000	64,960,729
		0.26%		10/04/13	6,000,000	5,995,883

See financial notes 9

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Natixis US Finance Co, LLC	a	0.15%		07/05/13	44,000,000	43,999,267

NRW.BANK		0.10%		07/03/13	1,000,000	999,994
		0.11%		07/03/13	219,000,000	218,998,723

RBS Holdings USA, Inc	a,c	0.30%		08/07/13	48,000,000	47,985,200

Skandinaviska Enskilda Banken AB		0.23%		09/18/13	19,000,000	18,990,410
		0.30%		09/19/13	6,000,000	5,996,000
		0.21%		10/01/13	3,000,000	2,998,390

State Street Corp		0.17%		10/01/13	12,000,000	11,994,787

Swedbank AB		0.29%		11/19/13	10,000,000	9,988,642

						1,234,942,901

Other Commercial Paper 0.2%
San Jose Redevelopment Agency
Sub Tax Allocation Taxable RB (Merged Area Redevelopment) Series 2003A	a	0.30%		12/10/13	3,500,000	3,500,000

Toyota Motor Credit Corp	a	0.25%		02/20/14	20,000,000	19,967,500

						23,467,500

Certificate of Deposit 40.1%
Abbey National Treasury Services PLC	a	0.20%		07/25/13	73,000,000	73,000,000
	a	0.32%		08/12/13	69,000,000	69,000,000
	a	0.30%		08/28/13	3,000,000	3,000,000

Bank of Montreal		0.12%		07/01/13	203,000,000	203,000,000
		0.08%		07/05/13	13,000,000	13,000,000
		0.18%		09/09/13	151,000,000	151,000,000

Bank of Nova Scotia		0.20%		08/19/13	23,000,000	23,000,000
		0.17%		09/19/13	1,000,000	1,000,000
		0.24%		10/21/13	45,000,000	45,000,000

Bank of the West		0.28%		08/30/13	31,000,000	31,000,000
		0.28%		09/12/13	63,000,000	63,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.33%		07/09/13	73,000,000	73,000,000
		0.33%		07/16/13	33,000,000	33,000,000
		0.40%		10/15/13	66,000,000	66,000,000
		0.40%		10/16/13	14,000,000	14,000,000
		0.40%		10/17/13	62,000,000	62,000,000
		0.40%		10/18/13	1,000,000	1,000,000
		0.33%		01/02/14	36,000,000	36,000,000
		0.33%		01/07/14	49,000,000	49,000,000
		0.33%		01/15/14	9,000,000	9,000,000

Barclays Bank PLC		0.45%		08/21/13	13,000,000	13,000,000
		0.45%		08/22/13	9,000,000	9,000,000
		0.38%		09/23/13	51,000,000	51,000,000
		0.38%		09/25/13	14,000,000	14,000,000
		0.32%		11/15/13	60,000,000	60,000,000
		0.31%		11/20/13	38,000,000	38,000,000
		0.31%		12/23/13	69,000,000	69,000,000

BNP Paribas		0.44%		09/05/13	42,000,000	42,000,000
		0.40%		09/16/13	56,000,000	56,000,000
		0.40%		09/25/13	8,000,000	8,001,904
		0.41%		10/15/13	42,000,000	42,000,000

10 See financial notes

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.40%		12/05/13	50,000,000	50,000,000
		0.39%		12/10/13	29,000,000	29,000,000
		0.39%		12/20/13	44,000,000	44,000,000

Branch Banking & Trust Co		0.19%		09/05/13	25,000,000	25,000,000

Chase Bank USA, NA		0.24%		12/03/13	52,000,000	52,000,000
		0.33%		02/12/14	50,000,000	50,000,000
		0.32%		02/24/14	181,000,000	181,000,000
		0.32%		03/03/14	2,000,000	2,000,000
		0.32%		03/10/14	5,000,000	5,000,000

Citibank, NA		0.28%		07/08/13	82,000,000	82,000,000
		0.40%		11/13/13	3,000,000	3,000,000
		0.40%		12/05/13	12,000,000	12,000,000
		0.40%		12/16/13	6,000,000	6,000,000
		0.40%		12/18/13	25,000,000	25,000,000
		0.40%		12/19/13	114,000,000	114,000,000
		0.40%		12/20/13	19,000,000	19,000,000

Credit Agricole Corporate & Investment Bank		0.30%		08/09/13	69,000,000	69,000,000

Credit Agricole SA		0.31%		08/20/13	87,000,000	87,000,000
		0.30%		08/29/13	16,000,000	16,000,000
		0.28%		09/19/13	10,000,000	10,000,000

Credit Suisse AG		0.29%		07/29/13	120,000,000	120,000,000
		0.29%		10/01/13	4,000,000	4,000,000
		0.29%		10/16/13	45,000,000	45,000,000
		0.29%		11/06/13	39,000,000	39,000,000
		0.28%		11/13/13	19,000,000	19,000,000

Deutsche Bank AG		0.46%		07/09/13	14,000,000	14,000,000
		0.41%		08/21/13	14,000,000	14,000,000
		0.24%		08/28/13	28,000,000	28,000,000
		0.44%		08/29/13	109,000,000	109,000,000
		0.41%		09/20/13	8,000,000	8,000,000
		0.38%		10/23/13	30,000,000	30,000,000
		0.34%		10/30/13	17,000,000	17,000,000
		0.37%		11/26/13	50,000,000	50,000,000
		0.36%		12/19/13	2,000,000	2,000,000
		0.73%		01/17/14	155,000,000	155,000,000

DNB Bank ASA		0.06%		07/05/13	167,000,000	167,000,000
		0.07%		07/05/13	52,000,000	52,000,000

ING Bank NV		0.47%		07/17/13	37,000,000	37,000,000
		0.40%		08/02/13	137,000,000	137,000,000
		0.40%		08/05/13	1,000,000	1,000,000
		0.28%		09/06/13	11,000,000	11,000,000
		0.28%		09/23/13	6,000,000	6,000,000
		0.40%		10/18/13	1,000,000	1,000,000
		0.31%		11/14/13	77,000,000	77,000,000

JPMorgan Chase Bank, NA		0.19%		07/18/13	44,000,000	44,000,000
		0.20%		07/29/13	62,000,000	62,000,000
		0.20%		08/02/13	26,000,000	26,000,000
		0.25%		10/29/13	66,000,000	66,000,000
		0.30%		02/06/14	26,000,000	26,000,000
		0.32%		03/10/14	23,000,000	23,000,000
		0.32%		03/11/14	23,000,000	23,000,000

Lloyds TSB Bank PLC		0.21%		10/09/13	8,000,000	8,000,000

See financial notes 11

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Mitsubishi UFJ Trust & Banking Corp		0.33%		07/10/13	68,000,000	68,000,000
		0.32%		07/16/13	3,000,000	3,000,000

Mizuho Corporate Bank Ltd		0.24%		07/08/13	19,000,000	19,000,000
		0.24%		07/09/13	74,000,000	74,000,000
		0.23%		07/11/13	2,000,000	2,000,000
		0.24%		07/16/13	56,000,000	56,000,000
		0.24%		07/18/13	40,000,000	40,000,000
		0.23%		09/03/13	5,000,000	5,000,000
		0.22%		09/25/13	20,000,000	20,000,000

National Australia Bank Ltd		0.36%		07/10/13	146,000,000	146,000,000
		0.25%		02/28/14	57,000,000	57,000,000

Natixis SA		0.30%		08/22/13	89,000,000	89,000,000

Skandinaviska Enskilda Banken AB		0.34%		07/10/13	52,000,000	52,000,000
		0.28%		10/08/13	63,000,000	63,000,000
		0.29%		11/26/13	2,000,000	2,000,000

Societe Generale		0.68%		07/01/13	53,000,000	53,000,000
		0.32%		08/02/13	63,000,000	63,000,000
		0.33%		08/02/13	4,000,000	4,000,000
		0.30%		10/08/13	1,000,000	1,000,000

Sumitomo Mitsui Banking Corp		0.31%		07/08/13	74,000,000	74,000,000
		0.23%		07/10/13	10,000,000	10,000,000
		0.23%		08/01/13	20,000,000	20,000,000
		0.23%		08/06/13	66,000,000	66,000,000
		0.23%		08/19/13	8,000,000	8,000,000
		0.23%		08/22/13	31,000,000	31,000,000
		0.23%		09/04/13	8,000,000	8,000,000
		0.23%		09/05/13	4,000,000	4,000,000
		0.23%		09/06/13	2,000,000	2,000,000
		0.23%		09/09/13	36,000,000	36,000,000
		0.23%		09/10/13	6,000,000	6,000,000
		0.36%		10/22/13	109,000,000	109,000,000
		0.30%		12/16/13	23,000,000	23,000,000
		0.30%		12/18/13	15,000,000	15,000,000
		0.33%		01/17/14	64,000,000	64,000,000
		0.31%		02/19/14	1,000,000	1,000,000

Sumitomo Mitsui Trust Bank Ltd		0.24%		07/24/13	35,000,000	35,000,000
		0.24%		07/26/13	57,000,000	57,000,000
		0.24%		08/05/13	34,000,000	34,000,000
		0.23%		09/06/13	18,000,000	18,000,000
		0.23%		09/11/13	8,000,000	8,000,000
		0.22%		09/23/13	9,000,000	9,000,000

Svenska Handelsbanken AB		0.18%		09/03/13	121,000,000	121,000,000

Swedbank AB		0.33%		07/10/13	3,000,000	3,000,000

Toronto-Dominion Bank		0.13%		07/12/13	120,000,000	120,000,000
		0.14%		07/15/13	124,000,000	124,000,000
		0.14%		07/16/13	111,000,000	111,000,000
		0.17%		07/16/13	104,000,000	104,000,000
		0.17%		09/17/13	77,000,000	77,000,000
		0.23%		11/06/13	31,000,000	31,000,000
		0.22%		11/22/13	29,000,000	29,000,000

UBS AG		0.25%		07/26/13	3,000,000	3,000,000

						5,900,001,904

12 See financial notes

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Government Agency Debt 2.1%
Fannie Mae		0.03%		07/01/13	20,000,000	20,000,000

Federal Home Loan Bank		0.04%		07/02/13	11,000,000	10,999,989
		0.05%		07/03/13	43,000,000	42,999,881
		0.06%		07/03/13	37,530,000	37,529,876
		0.08%		07/03/13	35,000,000	34,999,854
		0.05%		07/05/13	8,000,000	7,999,956
		0.06%		07/05/13	30,000,000	29,999,800
		0.05%		07/11/13	5,000,000	4,999,931
		0.06%		07/19/13	13,875,000	13,874,618
		0.07%		08/02/13	4,618,000	4,617,713
		0.07%		08/07/13	41,900,000	41,896,986
		0.07%		08/09/13	26,000,000	25,998,028
		0.08%		08/14/13	3,000,000	2,999,707
		0.07%		08/16/13	2,000,000	1,999,821
		0.09%		08/21/13	9,000,000	8,998,852
		0.09%		08/23/13	24,000,000	23,996,820

Freddie Mac		0.06%		07/23/13	1,000,000	999,963

						314,911,795

Other Instrument 5.6%
Australia & New Zealand Banking Group Ltd		0.12%		07/02/13	320,000,000	320,000,000

Bank of Nova Scotia		0.01%		07/01/13	195,000,000	195,000,000

Canadian Imperial Bank of Commerce		0.01%		07/01/13	165,000,000	165,000,000

Citibank, NA		0.09%		07/02/13	16,000,000	16,000,000
		0.13%		07/05/13	25,000,000	25,000,000

Royal Bank of Canada		0.05%		07/01/13	100,000,000	100,000,000

						821,000,000

Other Note 1.1%
Bank of America, NA		0.29%		08/07/13	26,000,000	26,000,000
		0.29%		08/08/13	43,000,000	43,000,000
		0.29%		08/12/13	15,000,000	15,000,000
		0.29%		08/15/13	73,000,000	73,000,000
		0.29%		08/26/13	7,000,000	7,000,000

						164,000,000

Total Fixed-Rate Obligations
(Cost $9,800,180,640)						9,800,180,640

Variable-Rate Obligations 15.3% of net assets

Financial Company Commercial Paper 2.5%
Australia & New Zealand Banking Group Ltd		0.21%	07/08/13	03/07/14	115,000,000	115,000,000

Commonwealth Bank of Australia	c	0.23%	07/24/13	02/24/14	50,000,000	50,000,000

JP Morgan Chase & Co		0.36%	07/22/13	01/22/14	43,000,000	43,000,000

Westpac Banking Corp	c	0.31%	07/01/13	01/17/14	105,000,000	105,000,000
	c	0.30%	07/19/13	06/19/14	50,000,000	50,000,000

						363,000,000

See financial notes 13

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Commercial Paper 0.9%
Toyota Motor Credit Corp	a	0.23%	07/22/13	02/14/14	141,000,000	141,000,000

Certificate of Deposit 6.0%
Bank of Nova Scotia		0.38%	07/01/13	07/26/13	176,000,000	176,000,000

Mitsubishi UFJ Trust & Banking Corp		0.24%	07/19/13	12/19/13	114,000,000	114,000,000
		0.26%	08/02/13	01/02/14	36,000,000	36,000,000

National Australia Bank Ltd		0.21%	07/18/13	02/18/14	77,000,000	77,000,000

Rabobank Nederland		0.27%	07/05/13	03/04/14	86,000,000	86,000,000

Royal Bank of Canada		0.31%	07/24/13	06/24/14	65,000,000	65,000,000

Toronto-Dominion Bank		0.24%	07/18/13	06/18/14	25,000,000	25,000,000

Wells Fargo Bank, NA		0.13%	07/01/13	09/06/13	83,000,000	83,000,000
		0.18%	07/01/13	01/02/14	49,000,000	49,000,000
		0.24%	07/22/13	05/20/14	25,000,000	25,000,000

Westpac Banking Corp		0.44%		07/11/13	40,000,000	40,000,000
		0.41%	07/23/13	08/23/13	107,000,000	107,000,000

						883,000,000

Government Agency Debt 0.8%
Freddie Mac		0.23%	07/10/13	05/09/14	125,000,000	125,000,000

Variable Rate Demand Note 1.1%
ABAG Finance Auth
Taxable RB (Public Policy Institute of California) Series 2001	a	0.32%		07/05/13	17,550,000	17,550,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.20%		07/05/13	1,800,000	1,800,000

New Jersey Economic Development Auth
Lease Refunding RB (Camden Center Urban Renewal) Series 2002A	a	0.29%		07/05/13	14,095,000	14,095,000
Lease Refunding RB (Camden Center Urban Renewal) Series 2002B	a	0.29%		07/05/13	20,000,000	20,000,000

Texas
TRAN Series 2012	a,c	0.07%		07/01/13	103,000,000	103,000,000

						156,445,000

Other Note 4.0%
Commonwealth Bank of Australia	c	0.50%	07/29/13	07/25/14	150,000,000	150,000,000

JPMorgan Chase Bank, NA		0.36%	07/22/13	06/20/14	25,000,000	25,000,000
		0.39%	07/22/13	07/21/14	129,000,000	129,000,000

Royal Bank of Canada		0.37%	07/01/13	07/01/14	50,000,000	50,000,000
		0.33%	07/05/13	07/03/14	100,000,000	100,000,000

Wells Fargo Bank, NA		0.32%	09/13/13	07/14/14	135,000,000	135,000,000

14 See financial notes

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,325,400	2,325,400

						591,325,400

Total Variable-Rate Obligations
(Cost $2,259,770,400)						2,259,770,400

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 18.1% of net assets

Government Agency Repurchase Agreement 11.8%
BNP Paribas Securities Corp
Issued 06/11/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $47,250,001, 1.19% - 5.00%, due 12/25/24 - 05/15/43)		0.07%		07/01/13	45,001,750	45,000,000
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $103,000,001, 2.45% - 7.00%, due 02/15/26 - 02/15/53)		0.15%		07/01/13	100,001,250	100,000,000

Credit Suisse Securities (USA), LLC
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $110,032,913, 4.00% - 4.50%, due 07/20/41 - 05/20/42)		0.12%		07/01/13	107,873,832	107,872,753
Issued 06/26/13, repurchase date 07/03/13 (Collateralized by U.S. Government Agency Securities valued at $11,221,777, 3.00% - 5.00%, due 03/01/33 - 12/01/39)		0.05%		07/03/13	11,000,107	11,000,000

Deutsche Bank Securities, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $134,464,699, 3.50%, due 08/20/42 - 06/01/43)		0.25%		07/01/13	130,002,708	130,000,000
Issued 06/13/13, repurchase date 09/11/13 (Collateralized by U.S. Government Agency Securities valued at $119,600,001, 0.69% - 1.83%, due 12/16/35 - 11/16/52)		0.10%		07/05/13	115,007,028	115,000,000
Issued 06/13/13, repurchase date 09/11/13 (Collateralized by U.S. Government Agency Securities valued at $119,205,848, 2.30% - 5.50%, due 09/15/30 - 03/01/43)		0.11%		07/05/13	115,007,731	115,000,000
Issued 06/05/13, repurchase date 09/05/13 (Collateralized by U.S. Government Agency Securities valued at $175,380,940, 3.25% - 6.00%, due 08/01/25 - 05/15/48)		0.12%		07/05/13	169,016,900	169,000,000
Issued 06/07/13, repurchase date 09/06/13 (Collateralized by U.S. Government Agency Securities valued at $31,428,287, 2.00% - 4.00%, due 08/01/26 - 05/20/43)		0.12%		07/05/13	30,002,800	30,000,000

Goldman Sachs & Co
Issued 06/24/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $40,800,000, 2.12% - 9.41%, due 11/01/17 - 06/01/43)		0.07%		07/01/13	40,000,544	40,000,000
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $61,200,000, 4.50% - 5.50%, due 06/01/35 - 01/01/41)		0.14%		07/01/13	60,000,700	60,000,000
Issued 06/25/13, repurchase date 07/02/13 (Collateralized by U.S. Government Agency Securities valued at $210,120,000, 1.45% - 6.50%, due 06/01/26 - 06/01/43)		0.07%		07/02/13	206,002,804	206,000,000

JP Morgan Securities, LLC
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $206,000,001, 3.50% - 4.00%, due 02/01/42 - 09/01/42)		0.15%		07/01/13	200,002,500	200,000,000

See financial notes 15

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $103,000,004, 0.44% - 3.00%, due 10/25/31 - 05/25/43)		0.15%		07/01/13	100,001,250	100,000,000
Issued 06/03/13, repurchase date 09/03/13 (Collateralized by U.S. Government Agency Securities valued at $41,200,000, 2.91% - 4.00%, due 01/25/22 - 06/15/33)		0.14%		07/05/13	40,004,978	40,000,000
Issued 06/05/13, repurchase date 09/04/13 (Collateralized by U.S. Government Agency Securities valued at $92,700,001, 0.75% - 4.50%, due 11/25/22 - 07/15/42)		0.14%		07/05/13	90,010,500	90,000,000

Mizuho Securities (USA), Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $51,500,000, 2.99% - 5.50%, due 10/15/41 - 12/15/41)		0.17%		07/01/13	50,000,708	50,000,000

Morgan Stanley & Co, LLC
Issued 06/26/13, repurchase date 07/03/13 (Collateralized by U.S. Government Agency Securities valued at $136,680,011, 3.00% - 5.50%, due 07/01/24 - 05/01/43)		0.05%		07/03/13	134,001,303	134,000,000

						1,742,872,753

Treasury Repurchase Agreement 1.5%
Barclays Capital, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Treasury Securities valued at $102,009,059, 2.38% - 4.00%, due 10/31/14 - 02/15/15)		0.05%		07/01/13	100,000,417	100,000,000
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Treasury Securities valued at $81,605,079, 0.38% - 4.13%, due 04/15/15 - 05/15/15)		0.10%		07/01/13	80,000,667	80,000,000

BNP Paribas Securities Corp
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Treasury Securities valued at $40,800,090, 2.13%, due 01/15/19)		0.10%		07/01/13	40,000,333	40,000,000

						220,000,000

Other Repurchase Agreement* 4.8%
BNP Paribas Securities Corp
Issued 06/03/13, repurchase date 07/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,100,001, 0.00% - 6.25%, due 10/15/13 - 01/15/43)		0.27%		07/01/13	22,004,620	22,000,000
Issued 06/07/13, repurchase date 07/08/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $31,674,671, 1.05% - 6.25%, due 01/26/15 - 01/21/42)		0.27%		07/05/13	30,006,300	30,000,000

Credit Suisse Securities (USA), LLC
Issued 03/22/13, repurchase date 07/03/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $148,350,598, 0.00% - 7.93%, due 03/15/19 - 04/07/52)		0.71%		07/03/13	129,262,049	129,000,000
Issued 05/08/13, repurchase date 08/21/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $54,054,849, 0.00% - 7.42%, due 11/15/18 - 10/28/47)	d	0.68%		08/21/13	47,093,217	47,000,000
Issued 05/10/13, repurchase date 08/21/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,501,607, 0.31% - 5.73%, due 03/25/33 - 11/03/51)	d	0.68%		08/21/13	30,058,367	30,000,000

16 See financial notes

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 05/14/13, repurchase date 08/26/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $72,450,854, 0.34% - 5.83%, due 05/25/33 - 10/15/48)	d	0.68%		08/26/13	63,123,760	63,000,000

Deutsche Bank Securities, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $8,400,008)		0.23%		07/01/13	8,000,153	8,000,000

Goldman Sachs & Co
Issued 04/25/13, repurchase date 08/08/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $44,451,847)	d	0.60%		08/08/13	42,073,500	42,000,000
Issued 06/28/13, repurchase date 10/11/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $10,500,064)	d	0.56%		10/11/13	10,016,333	10,000,000

JP Morgan Securities, LLC
Issued 04/22/13, repurchase date 08/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $110,533,553, 0.00% - 6.52%, due 12/15/15 - 10/15/48)	d	0.65%		08/01/13	96,175,067	96,000,000
Issued 04/23/13, repurchase date 08/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $10,389,458, 0.00% - 5.69%, due 01/15/17 - 10/15/48)	d	0.65%		08/01/13	9,016,250	9,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 05/07/13, repurchase date 08/20/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $237,614,560, 0.49% - 12.50%, due 07/01/13 - 11/14/99)	d	0.68%		08/20/13	213,422,450	213,000,000

						699,000,000

Total Repurchase Agreements
(Cost $2,661,872,753)						2,661,872,753

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $14,721,823,793.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,694,072,007 or 11.5% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $512,325,400 or 3.5% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

See financial notes 17

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

At June 30, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

18 See financial notes

 Schwab Money Market Fund

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments, at cost and value		$12,059,951,040
Repurchase agreements, at cost and value	+	2,661,872,753

Total investments, at cost and value (Note 2a)		14,721,823,793
Receivables:
Interest		6,195,879
Prepaid expenses	+	6,402

Total assets		14,728,026,074

Liabilities

Payables:
Shareholder services fees		296,734
Trustees’ fees		22
Distributions to shareholders		52,162
Accrued expenses	+	513,654

Total liabilities		862,572

Net Assets

Total assets		14,728,026,074
Total liabilities	−	862,572

Net assets		$14,727,163,502

Net Assets by Source
Capital received from investors		14,729,220,429
Net realized capital losses		(2,056,927)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$14,727,163,502		14,727,129,082		$1.00

See financial notes 19

 Schwab Money Market Fund

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Interest		$20,011,960

Expenses

Investment adviser and administrator fees		22,301,145
Shareholder service fees		28,214,129
Shareholder reports		351,735
Custodian fees		204,553
Portfolio accounting fees		190,211
Registration fees		123,308
Professional fees		34,480
Trustees’ fees		33,775
Transfer agent fees		8,210
Interest expense		17
Other expenses	+	151,280

Total expenses		51,612,843
Expense reduction by CSIM and its affiliates	−	32,306,235

Net expenses	−	19,306,608

Net investment income		705,352

Realized Gains (Losses)

Net realized gains on investments		226

Increase in net assets resulting from operations		$705,578

20 See financial notes

 Schwab Money Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$705,352	$1,442,022
Net realized gains	+	226	24,150

Increase in net assets from operations		705,578	1,466,172

Distributions to Shareholders

Distributions from net investment income		(705,352)	(1,442,022)

Transactions in Fund Shares*

Shares sold		19,027,192,145	36,470,455,791
Shares reinvested		587,816	1,332,814
Shares redeemed	+	(18,889,400,303)	(36,235,387,628)

Net transactions in fund shares		138,379,658	236,400,977

Net Assets

Beginning of period		14,588,783,618	14,352,358,491
Total increase	+	138,379,884	236,425,127

End of period		$14,727,163,502	$14,588,783,618

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 21

 Schwab Money Market Fund

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Money Market Fund is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Money Market Fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

22

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of June 30, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.

As of June 30, 2013, the fund had investments in repurchase agreements with a gross value of $2,661,872,753 in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

 23

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.

24

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counter-party will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only limited lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) also only maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the

 25

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Regulatory Risk. The Securities and Exchange Commission (SEC) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of a fund.

Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Schwab serves as the fund’s paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the fund to Schwab in its capacity as the fund’s paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.

Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

26

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses, excluding interest, taxes, and certain non-routine expenses (“expense limitation”) to 0.71%.

In addition, effective January 1, 2013 through December 31, 2013, CSIM and its affiliates agreed to waive an additional amount of the fund’s expenses equal to 0.035% of the fund’s average daily net assets.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. CSIM and its affiliates may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2013, the balance of recoupable expenses is as follows:

Expiration Date
December 31, 2013	December 31, 2014	December 31, 2015	December 31, 2016	Total

$47,297,540	$59,017,389	$57,327,681	$28,304,751	$191,947,361

As of December 31, 2012, the fund had recoupable expenses expire in the amount of $26,653,803.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2012, the fund had capital loss carryforwards of $2,057,153 available to offset future net capital gains before the expiration date of December 31, 2017.

 27

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

7. Federal Income Taxes (continued):

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2012, the fund had no capital losses deferred and had $24,150 capital losses utilized.

As of December 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2012, the fund did not incur any interest or penalties.

8. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

28

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including the Schwab Money Market Fund (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 23, 2013, and June 4, 2013, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 4, 2013. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Fund and its shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund

 29

expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. The Trustees also considered the contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

30

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	76	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	76	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

 31

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

32

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 33

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities

34

which are considered to be Tier 1; however, they may hold Tier 2 securities as a result of a downgrade of a portfolio security.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 35

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2013 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13602-17
00100486

Semiannual report dated June 30, 2013, enclosed.

Schwab Cash Reservestm

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Semiannual Report
June 30, 2013

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

For the six months ended June 30, 2013, yields on money market securities generally declined from already low levels.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning Schwab Cash Reserves. This fund is part of our core solutions for investing in money market securities, and is designed to offer stability of capital, liquidity, and income.

For the six months ended June 30, 2013, yields on money market securities generally declined from already low levels. The backdrop for these declines included efforts by the Federal Reserve to stimulate the U.S. economy by attempting to hold down short- and long-term interest rates. These policies supported the housing market in particular, paving the way for the Fed to announce plans to potentially begin reducing some of its stimulative policies. Meanwhile, the euro zone’s sovereign debt crisis became less of a concern.

In other industry matters, the SEC proposed rules in June that could fundamentally change the way that money market funds operate. At this time, despite the issuance of proposed rules, the adoption and implementation of money market regulatory reform remains vague and is subject to a lengthy rule-making and implementation process. The SEC continues to evaluate money market fund rules and may propose additional changes.

For more information about Schwab Cash Reserves, please continue reading this report. In addition, you can find answers to frequently asked questions and further details about these products by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

2 Schwab Cash Reserves

Fund Management

Linda Klingman, Managing Director and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman worked for AIM Management, Inc. for five years, most recently as a senior money market trader. She has managed money market funds since 1988.

Mike Neitzke, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2001, Mr. Neitzke spent 10 years as a principal at Wells Capital Management, where he managed taxable money market funds, including SEC-registered and ERISA-qualified funds. Prior to that, he was a portfolio manager with Union Capital Advisors in Los Angeles. He has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Schwab Cash Reserves 3

Schwab Cash Reserves

Schwab Cash Reserves (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the report period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Conditions in the euro zone appeared to stabilize during the six months, while in the U.S., the Fed kept short-term interest rates near zero percent and tried to hold down long-term interest rates. The Fed’s efforts to stimulate economic growth seemed to help, with the housing market and other areas of the economy showing signs of improvement. As a result, the Fed announced that it may potentially begin winding down some of its stimulative policies at some point in the future.

In this environment, the supply of money market securities that the fund typically buys generally declined. Regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. In addition, unexpectedly strong cash inflows from taxes helped to reduce the government’s need to issue U.S. Treasury bills during the second quarter. These factors, combined with strong demand, led to lower yields for many types of taxable money market securities.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured robust liquidity as the market backdrop evolved. In light of the generally stable conditions in the euro zone and support from the European Central Bank for the region’s banking system, the fund continued to selectively invest in securities from euro zone countries such as France and Germany. The investment adviser also added securities from countries such as Australia, Canada, Japan, and Sweden that passed a rigorous screening process and offered attractive yields. Reflecting these strategies, the fund’s weighted average maturity extended from 45 days at the start of the period, to 56 days by the end of the period.

As of 6/30/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	32.4%
8-30 Days	18.8%
31-60 Days	12.9%
61-90 Days	12.3%
91-180 Days	19.3%
More than 180 Days	4.3%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	56 Days
Credit Quality Of Holdings[3] % of portfolio	99.99% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	7.5%
Financial Company	10.4%
Other	0.7%
Certificate Of Deposit	50.2%
Government Agency Debt	3.0%
Other Instrument	5.1%
Variable Rate Demand Note	0.7%
Other Note	5.2%
Repurchase Agreement
Government Agency	10.2%
Treasury	2.1%
Other	4.9%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Cash Reserves

Performance and Fund Facts as of 6/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Cash Reserves
Sweep
Shares

Ticker Symbol	SWSXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.06%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.02%

Seven-Day Effective Yield[1]	0.06%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.42% to the seven-day yield.

Schwab Cash Reserves 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2013 and held through June 30, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/13	at 6/30/13	1/1/13–6/30/13

Schwab Cash Reservestm
Actual Return	0.22%	$1,000.00	$1,000.30	$1.09
Hypothetical 5% Return	0.22%	$1,000.00	$1,023.70	$1.10

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Cash Reserves

Schwab Cash Reserves™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–
	6/30/13*		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1,2]	(0.00)[1]		—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.03	[3]	0.06		0.06		0.07		0.16		2.36

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.22	[4,5]	0.23	[4,6]	0.20	[4]	0.28	[4]	0.47	[4,7]	0.66 [8]
Gross operating expenses	0.70	[5]	0.70	[6]	0.71		0.71		0.74		0.73
Net investment income (loss)	0.06	[5]	0.06		0.06		0.07		0.16		2.33
Net assets, end of period ($ x 1,000,000)	37,152		37,498		34,077		32,419		31,720		29,253

* Unaudited.
1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Not annualized.
4 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
5 Annualized.
6 The ratio of gross operating expenses would have been 0.71%, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
7 The ratio of net operating expenses would have been 0.45% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
8 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 7

 Schwab Cash Reserves

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

68.6%	Fixed-Rate Obligations	25,484,716,669	25,484,716,669
14.6%	Variable-Rate Obligations	5,421,062,560	5,421,062,560
17.2%	Repurchase Agreements	6,412,108,388	6,412,108,388

100.4%	Total Investments	37,317,887,617	37,317,887,617
(0.4%)	Other Assets and Liabilities, Net		(165,760,410)

100.0%	Net Assets		37,152,127,207

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 68.6% of net assets

Asset Backed Commercial Paper 7.3%
CAFCO, LLC	a,b,c	0.35%		07/30/13	49,450,000	49,436,058
	a,b,c	0.46%		09/04/13	90,000,000	89,925,250
	a,b,c	0.40%		11/25/13	40,000,000	39,934,667

Cancara Asset Securitisation, LLC	a,b,c	0.24%		07/08/13	50,000,000	49,997,667
	a,b,c	0.24%		07/11/13	68,000,000	67,995,467
	a,b,c	0.22%		07/29/13	44,000,000	43,992,471
	a,b,c	0.22%		08/12/13	25,000,000	24,993,583
	a,b,c	0.21%		08/30/13	25,000,000	24,991,250
	a,b,c	0.21%		09/04/13	64,000,000	63,975,733
	a,b,c	0.21%		09/23/13	32,000,000	31,984,320
	a,b,c	0.21%		09/24/13	33,000,000	32,983,638
	a,b,c	0.21%		10/01/13	97,000,000	96,947,943
	a,b,c	0.21%		10/07/13	1,000,000	999,428
	a,b,c	0.21%		10/10/13	39,000,000	38,977,023

Chariot Funding, LLC	a,b,c	0.30%		07/08/13	15,000,000	14,999,125
	a,b,c	0.30%		07/11/13	11,000,000	10,999,083
	a,b,c	0.27%		08/28/13	50,000,000	49,978,250
	a,b,c	0.27%		09/17/13	11,000,000	10,993,565
	a,b,c	0.27%		09/19/13	100,000,000	99,940,000
	a,b,c	0.27%		10/03/13	47,000,000	46,966,865
	a,b,c	0.26%		10/11/13	20,000,000	19,985,267
	a,b,c	0.26%		10/15/13	25,000,000	24,980,861
	a,b,c	0.25%		10/24/13	50,000,000	49,960,070
	a,b,c	0.25%		11/04/13	46,000,000	45,959,750

Ciesco, LLC	a,b,c	0.50%		08/05/13	65,000,000	64,968,403
	a,b,c	0.46%		09/04/13	177,000,000	176,852,992

Collateralized Commercial Paper Co, LLC	a,b	0.32%		12/09/13	237,000,000	236,660,828

Collateralized Commercial Paper II Co, LLC	b,c	0.32%		12/03/13	20,000,000	19,972,444

8 See financial notes

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

CRC Funding, LLC	a,b,c	0.50%		08/05/13	114,000,000	113,944,583
	a,b,c	0.46%		09/16/13	44,000,000	43,956,708

Govco, LLC	a,b,c	0.29%		08/09/13	15,000,000	14,995,288
	a,b,c	0.42%		11/05/13	24,000,000	23,964,440

Jupiter Securitization Corp	a,b,c	0.30%		07/08/13	20,000,000	19,998,833
	a,b,c	0.27%		09/17/13	11,000,000	10,993,565

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.22%		07/02/13	25,000,000	24,999,847
	a,b,c	0.21%		07/10/13	48,000,000	47,997,540
	a,b,c	0.20%		07/22/13	21,790,000	21,787,521
	a,b,c	0.22%		07/30/13	53,000,000	52,990,607
	a,b,c	0.22%		08/13/13	1,000,000	999,737

Market Street Funding Corp	a,b,c	0.19%		07/10/13	25,000,000	24,998,813
	a,b,c	0.19%		07/12/13	28,038,000	28,036,372
	a,b,c	0.19%		07/15/13	15,000,000	14,998,892
	a,b,c	0.19%		07/18/13	19,000,000	18,998,295
	a,b,c	0.19%		08/21/13	64,000,000	63,983,227

MetLife Short Term Funding, LLC	a,b,c	0.17%		09/23/13	3,000,000	2,998,810
	a,b,c	0.18%		09/27/13	56,000,000	55,975,360

Nieuw Amsterdam Receivables Corp	a,b,c	0.05%		07/01/13	50,000,000	50,000,000
	a,b,c	0.17%		07/25/13	100,000,000	99,988,667
	a,b,c	0.17%		07/26/13	73,367,000	73,358,339
	a,b,c	0.20%		08/12/13	100,000,000	99,976,667

Ridgefield Funding Co, LLC	a,b,c	0.35%		08/06/13	29,000,000	28,989,850
	a,b,c	0.36%		09/13/13	66,000,000	65,951,160

Sheffield Receivables Corp	a,b,c	0.21%		07/18/13	1,000,000	999,901
	a,b,c	0.20%		09/09/13	1,000,000	999,611
	a,b,c	0.20%		09/10/13	20,000,000	19,992,111

Thunder Bay Funding, LLC	a,b,c	0.24%		12/20/13	100,000,000	99,885,333

Victory Receivables Corp	a,b,c	0.18%		07/08/13	39,000,000	38,998,635

						2,696,110,713

Financial Company Commercial Paper 8.8%
Abbey National North America, LLC	a	0.34%		07/31/13	18,000,000	17,994,900
	a	0.34%		08/01/13	17,000,000	16,995,023

Barclays US Funding Corp	a	0.21%		09/24/13	54,000,000	53,973,225
	a	0.36%		10/21/13	19,000,000	18,978,720
	a	0.32%		11/14/13	71,000,000	70,914,169
	a	0.31%		11/27/13	14,000,000	13,982,037

Commonwealth Bank of Australia	c	0.17%		09/16/13	100,000,000	99,963,639

General Electric Capital Corp		0.18%		07/24/13	90,000,000	89,989,650
		0.24%		08/27/13	4,000,000	3,998,480
		0.24%		09/03/13	89,000,000	88,962,027
		0.23%		10/04/13	95,000,000	94,942,340
		0.23%		10/07/13	27,000,000	26,983,095
		0.23%		11/05/13	286,000,000	285,767,943
		0.23%		11/12/13	133,000,000	132,886,137
		0.23%		11/19/13	184,000,000	183,834,247
		0.23%		11/20/13	252,000,000	251,771,380
		0.23%		12/10/13	107,000,000	106,889,255

See financial notes 9

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

ING (U.S.) Funding, LLC	a	0.26%		08/27/13	45,000,000	44,981,475
	a	0.24%		09/12/13	40,000,000	39,980,533
	a	0.28%		10/28/13	10,000,000	9,990,910

JP Morgan Chase & Co		0.20%		08/01/13	3,000,000	2,999,483
		0.30%		08/05/13	47,000,000	46,986,292
		0.31%		09/23/13	99,000,000	98,928,390
		0.31%		10/01/13	201,000,000	200,840,763
		0.30%		10/31/13	42,000,000	41,957,300
		0.25%		11/13/13	4,000,000	3,996,250
		0.24%		12/03/13	17,000,000	16,982,433
		0.34%		03/10/14	27,000,000	26,935,740

National Australia Funding (Delaware), Inc	a	0.18%		09/11/13	48,000,000	47,982,720

Nationwide Building Society		0.22%		09/25/13	3,000,000	2,998,423
		0.25%		09/26/13	12,000,000	11,992,750
		0.26%		10/04/13	169,000,000	168,884,047

NRW.BANK		0.10%		07/03/13	140,000,000	139,999,222
		0.11%		07/03/13	416,000,000	415,997,573

RBS Holdings USA, Inc	a,c	0.30%		08/07/13	123,000,000	122,962,075

Skandinaviska Enskilda Banken AB		0.23%		09/18/13	10,000,000	9,994,953
		0.30%		09/19/13	99,000,000	98,934,000
		0.21%		10/01/13	53,000,000	52,971,557

Societe Generale North America, Inc	a	0.29%		09/17/13	37,000,000	36,976,752

State Street Corp		0.17%		10/01/13	63,000,000	62,972,630

						3,266,072,538

Other Commercial Paper 0.7%
Reckitt Benckiser Treasury Services PLC	a,c	0.52%		07/11/13	10,250,000	10,248,519
	a,c	0.52%		07/19/13	8,000,000	7,997,920

San Jose Redevelopment Agency
Sub Tax Allocation Taxable RB (Merged Area Redevelopment) Series 2003A	a	0.30%		12/10/13	9,000,000	9,000,000

Toyota Motor Credit Corp	a	0.19%		07/10/13	99,000,000	98,995,298
	a	0.18%		09/24/13	129,000,000	128,945,175

						255,186,912

Certificate of Deposit 43.4%
Abbey National Treasury Services PLC	a	0.20%		07/25/13	62,000,000	62,000,000
	a	0.32%		08/12/13	140,000,000	140,000,000
	a	0.30%		08/28/13	133,000,000	133,000,000

Bank of Montreal		0.12%		07/01/13	130,000,000	130,000,000
		0.09%		07/02/13	306,000,000	306,000,000
		0.07%		07/03/13	160,000,000	160,000,000
		0.08%		07/05/13	329,000,000	329,000,000

Bank of Nova Scotia		0.20%		08/19/13	169,000,000	169,000,000
		0.24%		10/21/13	87,000,000	87,000,000

Bank of the West		0.28%		08/26/13	38,000,000	38,000,000
		0.28%		08/30/13	69,000,000	69,000,000
		0.28%		09/12/13	79,000,000	79,000,000

10 See financial notes

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Bank of Tokyo Mitsubishi UFJ, Ltd		0.33%		07/09/13	192,000,000	192,000,000
		0.33%		07/16/13	71,000,000	71,000,000
		0.40%		10/15/13	172,000,000	172,000,000
		0.40%		10/16/13	7,000,000	7,000,000
		0.40%		10/17/13	125,000,000	125,000,000
		0.40%		10/18/13	68,000,000	68,000,000
		0.33%		01/02/14	213,000,000	213,000,000
		0.33%		01/09/14	17,000,000	17,000,000
		0.33%		01/15/14	117,000,000	117,000,000

Barclays Bank PLC		0.42%		07/16/13	30,000,000	30,000,000
		0.45%		08/21/13	14,000,000	14,000,000
		0.45%		08/22/13	17,000,000	17,000,000
		0.38%		09/23/13	77,000,000	77,000,000
		0.38%		09/25/13	82,000,000	82,000,000
		0.32%		11/15/13	167,000,000	167,000,000
		0.31%		11/20/13	21,000,000	21,000,000
		0.31%		12/23/13	168,000,000	168,000,000

BNP Paribas		0.44%		08/05/13	43,000,000	43,000,000
		0.43%		09/03/13	200,000,000	200,000,000
		0.44%		09/05/13	14,000,000	14,000,000
		0.40%		09/16/13	83,000,000	83,000,000
		0.40%		09/25/13	27,000,000	27,006,425
		0.41%		10/15/13	19,000,000	19,000,000
		0.40%		11/04/13	75,000,000	75,000,000
		0.40%		12/05/13	52,000,000	52,000,000
		0.39%		12/10/13	69,000,000	69,000,000
		0.39%		12/12/13	151,000,000	151,000,000
		0.39%		12/20/13	37,000,000	37,000,000

Branch Banking & Trust Co		0.19%		09/05/13	56,000,000	56,000,000
		0.19%		09/24/13	221,000,000	221,000,000

Chase Bank USA, NA		0.33%		02/12/14	250,000,000	250,000,000
		0.32%		02/24/14	171,000,000	171,000,000
		0.32%		03/03/14	55,000,000	55,000,000
		0.32%		03/04/14	18,000,000	18,000,000
		0.32%		03/10/14	100,000,000	100,000,000

Citibank, NA		0.09%		07/05/13	152,000,000	152,000,000
		0.28%		07/08/13	54,000,000	54,000,000
		0.40%		11/13/13	16,000,000	16,000,000
		0.40%		12/05/13	15,000,000	15,000,000
		0.40%		12/16/13	422,000,000	422,000,000
		0.40%		12/18/13	38,000,000	38,000,000
		0.40%		12/20/13	225,000,000	225,000,000

Credit Agricole Corporate & Investment Bank		0.30%		08/08/13	43,000,000	43,000,000
		0.27%		09/05/13	109,000,000	109,000,000

Credit Agricole SA		0.31%		08/20/13	237,000,000	237,000,000
		0.28%		09/19/13	59,000,000	59,000,000

Credit Suisse AG		0.29%		07/29/13	291,000,000	291,000,000
		0.29%		10/01/13	101,000,000	101,000,000
		0.29%		10/16/13	140,000,000	140,000,000
		0.29%		10/23/13	54,000,000	54,000,000
		0.29%		10/29/13	115,000,000	115,000,000
		0.29%		11/06/13	10,000,000	10,000,000

Deutsche Bank AG		0.46%		07/09/13	418,000,000	418,000,000
		0.44%		08/29/13	70,000,000	70,000,000
		0.41%		09/20/13	9,000,000	9,000,000

See financial notes 11

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.38%		10/18/13	87,000,000	87,000,000
		0.37%		11/26/13	99,000,000	99,000,000
		0.36%		12/19/13	71,000,000	71,000,000
		0.73%		01/17/14	313,000,000	313,000,000

DNB Bank ASA		0.25%		07/01/13	48,000,000	48,000,000
		0.06%		07/05/13	90,000,000	90,000,000
		0.07%		07/05/13	204,000,000	204,000,000
		0.23%		08/09/13	141,000,000	141,000,000

ING Bank NV		0.47%		07/17/13	429,000,000	429,000,000
		0.40%		08/02/13	25,000,000	25,000,000
		0.40%		08/05/13	2,000,000	2,000,000
		0.28%		09/06/13	149,000,000	149,000,000
		0.28%		09/23/13	4,000,000	4,000,000
		0.40%		10/18/13	29,000,000	29,000,000
		0.31%		11/14/13	310,000,000	310,000,000

JPMorgan Chase Bank, NA		0.19%		07/18/13	50,000,000	50,000,000
		0.20%		07/29/13	100,000,000	100,000,000
		0.20%		08/01/13	85,000,000	85,000,000
		0.20%		08/02/13	65,000,000	65,000,000
		0.20%		10/25/13	180,000,000	180,000,000
		0.25%		10/29/13	142,000,000	142,000,000
		0.30%		02/06/14	73,000,000	73,000,000
		0.32%		03/10/14	35,000,000	35,000,000
		0.32%		03/14/14	10,000,000	10,000,000

Lloyds TSB Bank PLC		0.50%		08/19/13	32,000,000	32,012,819
		0.21%		10/11/13	180,000,000	180,000,000

Mitsubishi UFJ Trust & Banking Corp		0.33%		07/02/13	11,000,000	11,000,000
		0.31%		07/08/13	48,000,000	48,000,000
		0.33%		07/10/13	23,000,000	23,000,000
		0.32%		07/16/13	82,000,000	82,000,000

Mizuho Corporate Bank Ltd		0.24%		07/01/13	26,000,000	26,000,000
		0.24%		07/08/13	31,000,000	31,000,000
		0.24%		07/09/13	61,000,000	61,000,000
		0.24%		07/16/13	105,000,000	105,000,000
		0.24%		07/22/13	147,000,000	147,000,000
		0.24%		08/20/13	4,000,000	4,000,000
		0.23%		09/03/13	17,000,000	17,000,000
		0.23%		09/04/13	21,000,000	21,000,000
		0.22%		09/10/13	85,000,000	85,000,000
		0.22%		09/16/13	16,000,000	16,000,000

National Australia Bank Ltd		0.36%		07/11/13	161,000,000	161,000,000
		0.34%		07/23/13	123,000,000	123,000,000
		0.35%		08/01/13	69,000,000	69,000,000

Natixis SA		0.30%		08/22/13	109,000,000	109,000,000

Skandinaviska Enskilda Banken AB		0.34%		07/10/13	2,000,000	2,000,000
		0.28%		10/08/13	29,000,000	29,000,000
		0.29%		11/26/13	41,000,000	41,000,000
		0.29%		12/13/13	9,000,000	9,000,000

Societe Generale		0.68%		07/01/13	181,000,000	181,000,000
		0.33%		08/01/13	79,000,000	79,000,000
		0.30%		10/08/13	189,000,000	189,000,000

Sumitomo Mitsui Banking Corp		0.31%		07/08/13	7,000,000	7,000,000
		0.32%		07/08/13	25,000,000	25,000,000

12 See financial notes

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.23%		07/10/13	181,000,000	181,000,000
		0.23%		08/01/13	8,000,000	8,000,000
		0.23%		08/06/13	127,000,000	127,000,000
		0.23%		08/15/13	45,000,000	45,000,000
		0.23%		08/19/13	11,000,000	11,000,000
		0.23%		08/22/13	119,000,000	119,000,000
		0.23%		09/04/13	15,000,000	15,000,000
		0.23%		09/05/13	16,000,000	16,000,000
		0.23%		09/09/13	96,000,000	96,000,000
		0.23%		09/10/13	11,000,000	11,000,000
		0.36%		10/22/13	283,000,000	283,000,000
		0.30%		12/16/13	10,000,000	10,000,000
		0.32%		02/13/14	149,000,000	149,000,000
		0.32%		02/14/14	2,000,000	2,000,000
		0.31%		02/19/14	48,000,000	48,000,000

Sumitomo Mitsui Trust Bank Ltd		0.24%		07/01/13	5,000,000	5,000,000
		0.23%		07/02/13	91,000,000	91,000,000
		0.24%		07/23/13	193,000,000	193,000,000
		0.23%		09/11/13	112,000,000	112,000,000
		0.22%		09/23/13	210,000,000	210,000,000

Svenska Handelsbanken AB		0.18%		09/03/13	266,000,000	266,000,000

Swedbank AB		0.33%		07/10/13	29,000,000	29,000,000

Toronto-Dominion Bank		0.13%		07/12/13	56,000,000	56,000,000
		0.14%		07/16/13	376,000,000	376,000,000
		0.17%		09/09/13	209,000,000	209,000,000
		0.17%		09/17/13	388,000,000	388,000,000
		0.23%		11/06/13	232,000,000	232,000,000
		0.22%		11/22/13	372,000,000	372,000,000

UBS AG		0.25%		07/26/13	10,000,000	10,000,000
		0.25%		08/02/13	2,000,000	2,000,000
		0.80%		09/13/13	79,999,999	80,096,758

Wells Fargo Bank, NA		0.18%		08/14/13	246,000,000	246,000,000

						16,131,116,002

Government Agency Debt 2.4%
Fannie Mae		0.03%		07/01/13	50,000,000	50,000,000
		0.07%		08/07/13	6,100,000	6,099,561

Federal Home Loan Bank		0.04%		07/02/13	45,000,000	44,999,956
		0.05%		07/03/13	247,000,000	246,999,322
		0.06%		07/03/13	33,000,000	32,999,890
		0.08%		07/03/13	126,000,000	125,999,475
		0.05%		07/05/13	81,000,000	80,999,550
		0.06%		07/05/13	45,000,000	44,999,700
		0.06%		07/10/13	31,950,000	31,949,561
		0.06%		07/12/13	11,000,000	10,999,798
		0.06%		07/17/13	5,500,000	5,499,853
		0.06%		07/22/13	8,000,000	7,999,743
		0.07%		07/26/13	7,700,000	7,699,652
		0.07%		08/07/13	50,000,000	49,996,403
		0.07%		08/09/13	100,000,000	99,992,417
		0.07%		08/16/13	7,000,000	6,999,374
		0.08%		08/21/13	13,000,000	12,998,527
		0.09%		08/21/13	7,000,000	6,999,108
		0.09%		08/23/13	9,000,000	8,998,808

Freddie Mac		0.06%		07/08/13	4,000,000	3,999,953

See financial notes 13

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.06%		07/23/13	4,000,000	3,999,853

						891,230,504

Other Instrument 5.1%
Australia & New Zealand Banking Group Ltd		0.08%		07/01/13	285,000,000	285,000,000
		0.12%		07/02/13	255,000,000	255,000,000
		0.11%		07/03/13	115,000,000	115,000,000
		0.10%		07/05/13	207,000,000	207,000,000

Bank of Nova Scotia		0.01%		07/01/13	520,000,000	520,000,000

Canadian Imperial Bank of Commerce		0.01%		07/01/13	275,000,000	275,000,000

Chase Bank USA, NA		0.01%		07/01/13	145,000,000	145,000,000

Citibank, NA		0.13%		07/05/13	100,000,000	100,000,000

						1,902,000,000

Other Note 0.9%
Bank of America, NA		0.29%		08/08/13	303,000,000	303,000,000
		0.29%		08/26/13	40,000,000	40,000,000

						343,000,000

Total Fixed-Rate Obligations
(Cost $25,484,716,669)						25,484,716,669

Variable-Rate Obligations 14.6% of net assets

Asset Backed Commercial Paper 0.3%
Old Line Funding, LLC	a,b,c	0.23%	07/10/13	03/10/14	110,000,000	110,000,000

Financial Company Commercial Paper 1.7%
Commonwealth Bank of Australia	c	0.23%	07/03/14	03/03/14	150,000,000	150,000,000

JP Morgan Chase & Co		0.36%	07/22/13	01/22/14	116,000,000	116,000,000

Westpac Banking Corp	c	0.31%	07/01/13	01/17/14	237,000,000	237,000,000
	c	0.30%	07/19/13	06/19/14	130,000,000	130,000,000

						633,000,000

Certificate of Deposit 7.0%
Bank of Nova Scotia		0.38%	07/01/13	07/24/13	338,000,000	338,000,000

DNB Bank ASA		0.22%	07/29/13	11/27/13	74,000,000	74,000,000

Mitsubishi UFJ Trust & Banking Corp		0.26%	08/02/13	01/02/14	100,000,000	100,000,000

National Australia Bank Ltd		0.21%	07/18/13	02/18/14	272,000,000	272,000,000
		0.21%	07/03/13	03/03/14	63,000,000	63,000,000

Rabobank Nederland		0.27%	07/05/13	03/04/14	127,000,000	127,000,000

Royal Bank of Canada		0.31%	07/24/13	06/24/14	305,000,000	305,000,000

Swedbank AB		0.27%	07/22/13	12/20/13	119,000,000	119,000,000

Wells Fargo Bank, NA		0.13%	07/01/13	09/06/13	342,000,000	342,000,000
		0.18%	07/01/13	01/02/14	181,000,000	181,000,000

14 See financial notes

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.24%	07/22/13	05/20/14	25,000,000	25,000,000

Westpac Banking Corp		0.44%		07/11/13	360,000,000	360,000,000
		0.41%	07/23/13	08/23/13	83,000,000	83,000,000
		0.29%	07/01/13	04/25/14	202,000,000	202,000,000

						2,591,000,000

Government Agency Debt 0.6%
Freddie Mac		0.23%	07/10/13	05/09/14	220,000,000	220,000,000

Variable Rate Demand Note 0.7%
GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.20%		07/05/13	4,640,000	4,640,000

New York State HFA
Housing RB (2180 Broadway) Series 2011B	a	0.13%		07/05/13	5,450,000	5,450,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.21%		07/05/13	3,000,000	3,000,000

Texas
TRAN Series 2012	a,c	0.07%		07/01/13	186,995,000	186,995,000
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.19%		07/05/13	32,000,000	32,000,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.19%		07/05/13	22,530,000	22,530,000

						254,615,000

Other Note 4.3%
Canadian Imperial Bank of Commerce		0.24%	07/10/13	03/10/14	312,000,000	312,000,000

JPMorgan Chase Bank, NA		0.36%	07/22/13	06/20/14	95,000,000	95,000,000
		0.38%	07/18/13	07/18/14	110,000,000	110,000,000
		0.39%	07/22/13	07/21/14	250,000,000	250,000,000

Royal Bank of Canada		0.37%	07/01/13	07/01/14	125,000,000	125,000,000
		0.33%	07/05/13	07/03/14	243,000,000	243,000,000

Wells Fargo Bank, NA		0.32%	09/13/13	07/14/14	100,000,000	100,000,000
		0.37%	09/23/13	07/22/14	275,000,000	275,000,000

Westpac Banking Corp	c	0.50%	07/29/13	07/28/14	100,000,000	100,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,447,560	2,447,560

						1,612,447,560

Total Variable-Rate Obligations
(Cost $5,421,062,560)						5,421,062,560

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 17.2% of net assets

Government Agency Repurchase Agreement 10.2%
BNP Paribas Securities Corp
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $244,800,825, 0.00% - 5.38%, due 07/17/13 - 10/04/32)		0.12%		07/01/13	240,002,400	240,000,000

See financial notes 15

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $382,500,897, 1.13% - 5.00%, due 01/30/17 - 04/27/17)		0.15%		07/01/13	375,004,688	375,000,000
Issued 06/19/13, repurchase date 07/19/13 (Collateralized by U.S. Government Agency Securities valued at $171,150,000, 0.69% - 4.00%, due 05/20/28 - 09/25/40)		0.07%		07/05/13	163,005,071	163,000,000

Credit Suisse Securities (USA), LLC
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $184,725,011, 0.00% - 4.68%, due 06/26/14 - 05/15/53)		0.12%		07/01/13	181,104,562	181,102,751
Issued 06/26/13, repurchase date 07/03/13 (Collateralized by U.S. Government Agency Securities valued at $24,484,055, 3.00% - 4.50%, due 03/01/33 - 12/01/39)		0.05%		07/03/13	24,000,233	24,000,000

Deutsche Bank Securities, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $207,068,525, 2.00% - 3.50%, due 04/01/28 - 05/20/43)		0.25%		07/01/13	200,004,167	200,000,000
Issued 06/13/13, repurchase date 09/11/13 (Collateralized by U.S. Government Agency Securities valued at $33,280,001, 6.50%, due 06/15/42)		0.10%		07/05/13	32,001,956	32,000,000
Issued 06/13/13, repurchase date 09/11/13 (Collateralized by U.S. Government Agency Securities valued at $17,680,000, 6.50%, due 06/15/42)		0.11%		07/05/13	17,001,143	17,000,000
Issued 06/21/13, repurchase date 09/19/13 (Collateralized by U.S. Government Agency Securities valued at $535,600,000, 0.54% - 7.00%, due 12/16/24 - 06/16/53)		0.11%		07/05/13	515,022,031	515,000,000
Issued 06/05/13, repurchase date 09/05/13 (Collateralized by U.S. Government Agency Securities valued at $158,750,995, 3.00% - 5.00%, due 12/20/26 - 06/01/43)		0.12%		07/05/13	153,015,300	153,000,000
Issued 06/06/13, repurchase date 09/05/13 (Collateralized by U.S. Government Agency Securities valued at $251,680,001, 1.00% - 3.00%, due 11/16/37 - 11/20/42)		0.12%		07/05/13	242,023,393	242,000,000
Issued 06/07/13, repurchase date 09/06/13 (Collateralized by U.S. Government Agency Securities valued at $79,033,799, 3.50% - 5.50%, due 07/01/26 - 06/01/43)		0.12%		07/05/13	76,007,093	76,000,000

Goldman Sachs & Co
Issued 06/24/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $351,900,001, 2.50% - 6.00%, due 07/01/22 - 07/01/43)		0.07%		07/01/13	345,004,696	345,000,000
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $56,100,000, 2.37% - 5.50%, due 11/01/39 - 06/01/42)		0.14%		07/01/13	55,000,642	55,000,000
Issued 06/27/13, repurchase date 07/05/13 (Collateralized by U.S. Government Agency Securities valued at $246,840,001, 2.19% - 7.00%, due 04/01/21 - 07/01/43)		0.06%		07/05/13	242,003,227	242,000,000
Issued 06/28/13, repurchase date 07/05/13 (Collateralized by U.S. Government Agency Securities valued at $103,020,001, 3.00% - 6.75%, due 09/01/20 - 06/01/43)		0.07%		07/05/13	101,001,375	101,000,000

JP Morgan Securities, LLC
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $206,000,000, 2.00% - 4.00%, due 01/16/38 - 06/01/42)		0.15%		07/01/13	200,002,500	200,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $221,450,001, 1.81% - 6.00%, due 06/25/21 - 03/16/47)		0.15%		07/01/13	215,002,688	215,000,000
Issued 06/03/13, repurchase date 09/03/13 (Collateralized by U.S. Government Agency Securities valued at $103,000,000, 0.00% - 5.50%, due 11/20/33 - 07/25/43)		0.14%		07/05/13	100,012,444	100,000,000

16 See financial notes

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 06/05/13, repurchase date 09/04/13 (Collateralized by U.S. Government Agency Securities valued at $144,200,001, 1.67% - 5.50%, due 06/15/26 - 05/16/50)		0.14%		07/05/13	140,016,333	140,000,000

Mizuho Securities (USA), Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $51,500,000, 4.00%, due 12/20/41)		0.17%		07/01/13	50,000,708	50,000,000

Morgan Stanley & Co, LLC
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Government Agency Securities valued at $102,000,006, 2.50% - 6.00%, due 07/01/20 - 01/01/43)		0.15%		07/01/13	100,001,250	100,000,000
Issued 06/26/13, repurchase date 07/03/13 (Collateralized by U.S. Government Agency Securities valued at $41,820,001, 3.50% - 4.00%, due 08/01/42 - 02/01/43)		0.05%		07/03/13	41,000,399	41,000,000

						3,807,102,751

Treasury Repurchase Agreement 2.1%
Barclays Capital, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Treasury Securities valued at $306,003,646, 1.00% - 2.00%, due 07/15/13 - 02/15/22)		0.05%		07/01/13	300,001,250	300,000,000
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Treasury Securities valued at $359,103,215, 0.38% - 3.13%, due 03/15/14 - 05/15/19)		0.10%		07/01/13	352,008,570	352,005,637

BNP Paribas Securities Corp
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Treasury Securities valued at $117,300,016, 2.63% - 4.13%, due 07/31/14 - 05/15/15)		0.10%		07/01/13	115,000,958	115,000,000

						767,005,637

Other Repurchase Agreement* 4.9%
BNP Paribas Securities Corp
Issued 06/03/13, repurchase date 07/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $57,894,300, 0.00% - 7.88%, due 10/15/13 - 06/01/43)		0.27%		07/01/13	55,011,550	55,000,000
Issued 06/07/13, repurchase date 07/08/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $63,241,081, 1.25% - 5.75%, due 10/25/13 - 09/01/40)		0.27%		07/05/13	60,013,950	60,000,000
Issued 06/21/13, repurchase date 07/22/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $17,250,001, 0.00% - 11.25%, due 12/15/16 - 04/25/35)		0.40%		07/05/13	15,005,167	15,000,000

Credit Suisse Securities (USA), LLC
Issued 03/22/13, repurchase date 07/03/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $234,602,861, 0.00% - 8.39%, due 02/01/23 - 11/03/51)		0.71%		07/03/13	204,414,403	204,000,000
Issued 05/08/13, repurchase date 08/21/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $215,051,239, 0.33% - 8.29%, due 03/15/19 - 05/25/47)	d	0.68%		08/21/13	187,370,883	187,000,000
Issued 05/10/13, repurchase date 08/21/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $198,757,268, 0.00% - 7.93%, due 04/25/20 - 11/03/51)	d	0.68%		08/21/13	173,336,581	173,000,000

See financial notes 17

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 05/13/13, repurchase date 08/26/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $75,903,454, 0.00% - 6.25%, due 04/15/17 - 12/10/49)	d	0.68%		08/26/13	66,130,900	66,000,000
Issued 05/14/13, repurchase date 08/26/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $108,096,234, 0.00% - 6.25%, due 04/25/18 - 12/20/54)	d	0.68%		08/26/13	94,184,658	94,000,000

Deutsche Bank Securities, Inc
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $31,500,000)		0.23%		07/01/13	30,000,575	30,000,000

Goldman Sachs & Co
Issued 04/25/13, repurchase date 08/08/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $107,361,238)	d	0.60%		08/08/13	102,178,500	102,000,000
Issued 06/28/13, repurchase date 10/11/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $79,800,060)	d	0.56%		10/11/13	76,124,133	76,000,000

JP Morgan Securities, LLC
Issued 04/22/13, repurchase date 08/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $272,879,710, 0.00% - 6.70%, due 01/15/15 - 12/11/49)	d	0.65%		08/01/13	237,432,196	237,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 05/07/13, repurchase date 08/20/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $603,606,753, 0.00% - 15.00%, due 07/01/13 - 12/31/99)	d	0.68%		08/20/13	540,069,017	539,000,000

						1,838,000,000

Total Repurchase Agreements
(Cost $6,412,108,388)						6,412,108,388

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $37,317,887,617.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,614,617,038 or 9.7% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $1,476,447,560 or 4.0% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
HFA —	Housing finance agency/authority
RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

18 See financial notes

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

At June 30, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

See financial notes 19

 Schwab Cash Reserves

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments, at cost and value		$30,905,779,229
Repurchase agreements, at cost and value	+	6,412,108,388

Total investments, at cost and value (Note 2a)		37,317,887,617
Receivables:
Interest		16,158,664
Prepaid expenses	+	11,398

Total assets		37,334,057,679

Liabilities

Payables:
Investments bought		180,000,000
Shareholder services fees		602,983
Trustees’ fees		258
Distributions to shareholders		765,219
Accrued expenses	+	562,012

Total liabilities		181,930,472

Net Assets

Total assets		37,334,057,679
Total liabilities	−	181,930,472

Net assets		$37,152,127,207

Net Assets by Source
Capital received from investors		37,153,744,021
Net realized capital losses		(1,616,814)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$37,152,127,207		37,152,064,580		$1.00

20 See financial notes

 Schwab Cash Reserves

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Interest		$50,933,270

Expenses

Investment adviser and administrator fees		52,888,667
Shareholder service fees		72,255,966
Custodian fees		511,623
Portfolio accounting fees		412,462
Shareholder reports		340,787
Registration fees		219,992
Professional fees		66,193
Trustees’ fees		64,703
Transfer agent fees		8,791
Interest expense		647
Other expenses	+	369,295

Total expenses		127,139,126
Expense reduction by CSIM and its affiliates	−	86,710,277
Custody credits	−	72

Net expenses	−	40,428,777

Net investment income		10,504,493

Realized Gains (Losses)

Net realized gains on investments		548

Increase in net assets resulting from operations		$10,505,041

See financial notes 21

 Schwab Cash Reserves

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$10,504,493	$20,893,486
Net realized gains	+	548	57,088

Increase in net assets from operations		10,505,041	20,950,574

Distributions to Shareholders

Distributions from net investment income		(10,504,493)	(20,893,486)

Transactions in Fund Shares*

Shares sold		42,347,655,655	80,218,355,702
Shares reinvested		9,578,502	20,682,136
Shares redeemed	+	(42,703,438,179)	(76,818,125,595)

Net transactions in fund shares		(346,204,022)	3,420,912,243

Net Assets

Beginning of period		37,498,330,681	34,077,361,350
Total increase or decrease	+	(346,203,474)	3,420,969,331

End of period		$37,152,127,207	$37,498,330,681

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

22 See financial notes

 Schwab Cash Reserves

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Cash Reserves offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 23

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of June 30, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.

As of June 30, 2013, the fund had investments in repurchase agreements with a gross value of $6,412,108,388 in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

24

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.

 25

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counter-party will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only limited lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) also only maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the

26

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Regulatory Risk. The Securities and Exchange Commission (SEC) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of a fund.

Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Schwab serves as the fund’s paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the fund to Schwab in its capacity as the fund’s paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.

Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

 27

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”) to 0.66%.

In addition, effective January 1, 2013 through December 31, 2013, CSIM and its affiliates agreed to waive an additional amount of the fund’s expenses equal to 0.035% of the fund’s average daily net assets.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. CSIM and its affiliates may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2013, the balance of recoupable expenses is as follows:

Expiration Date
December 31, 2013	December 31, 2014	December 31, 2015	December 31, 2016	Total

$109,025,081	$138,970,477	$137,461,313	$72,471,744	$457,928,615

As of December 31, 2012, the fund had recoupable expenses expire in the amount of $55,069,426.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2012, the fund had capital loss carryforwards of $1,617,362 available to offset future net capital gains before the expiration date of December 31, 2017.

28

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

7. Federal Income Taxes (continued):

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2012, the fund had no capital losses deferred and had $57,088 capital losses utilized.

As of December 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2012, the fund did not incur any interest or penalties.

8. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 29

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Cash Reserves (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 23, 2013, and June 4, 2013, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 4, 2013. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Fund and its shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and

30

to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. The Trustees also considered the contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 31

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	76	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	76	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

32

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 33

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

34

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities

 35

which are considered to be Tier 1; however, they may hold Tier 2 securities as a result of a downgrade of a portfolio security.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

36

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2013 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR32958-08
00100487

Item 2: Code of Ethics.
     Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
     Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
     Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
     Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
     Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1) Code of ethics – not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) The Charles Schwab Family of Funds

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date: August 12, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha Chief Executive Officer

Date: August 12, 2013

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date: August 12, 2013